UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II
BlackRock Dynamic High Income Portfolio

BlackRock Multi-Asset Income Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2023

Date of reporting period: 01/31/2023

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

Not Applicable
JANUARY 31, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Semi-Annual Report
(Unaudited)
BlackRock Funds II
BlackRock Dynamic High Income Portfolio
BlackRock Multi-Asset Income Portfolio

Dear Shareholder,
Significant economic headwinds emerged during the 12-month reporting period ended January 31, 2023, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the second half of the year, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large-
and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the period as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strong U.S. dollar.
The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and higher interest rates led to rising borrowing costs for corporate issuers.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. While the Fed suggested that additional rate hikes were likely, it also gave indications that the pace of increases would slow if inflation continued to subside.
Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth slowed in the last year, we believe that taming inflation requires a more substantial decline that lowers demand to a level more in line with the economy’s productive capacity.
Although the Fed has decelerated the pace of interest rate hikes, it still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.
While we favor an overweight to equities in the long-term, several factors lead us to take an underweight stance on equities overall in the near term. We believe that higher input costs and a deteriorating economic backdrop are likely to challenge corporate earnings, while the market’s concerns over excessive rate hikes could remain until the Fed indicates that its tightening cycle has ended. Nevertheless, we see opportunities in credit, where valuations are attractive and higher yields provide income opportunities. We believe that global investment-
grade corporates, global inflation-linked bonds, and U.S. mortgage-backed securities offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of January 31, 2023
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
(0.44)% (8.22)%
U.S. small cap equities
(Russell 2000
®
Index)
3.25 (3.38)
International equities (MSCI
Europe, Australasia, Far
East Index)
9.52 (2.83)
Emerging market equities
(MSCI Emerging Markets
Index)
4.92 (12.12)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
1.58 1.79
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(5.60) (11.62)
U.S. investment
grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
(2.37) (8.36)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
0.73 (3.25)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
1.46 (5.22)
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of January 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Dynamic High Income Portfolio
Investment Objective
BlackRock Dynamic High Income Portfolio’s (the “Fund”) investment objective is to seek high current income with consideration for capital appreciation.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended January 31, 2023, all of the Fund’s share classes underperformed the Fund’s custom benchmark, a blend of 70% MSCI World Index/30%
Bloomberg U.S. Aggregate Bond Index.
The Fund seeks to earn a high level of current income by tactically managing a diversified portfolio of non-traditional sources of yield. The Fund has the flexibility to invest across all asset classes and is managed within a risk-controlled framework, seeking to maintain competitive yield with a risk profile similar to or below that of the custom benchmark. The Fund’s performance is reviewed on an absolute basis due to the nature of its strategy.
What factors influenced performance?
Many of the Fund’s allocations delivered positive returns in a period characterized by a broad divergence in performance across asset classes. The Fund’s equity positions made the largest contribution to results. Dividend-oriented stocks generally outperformed the broader market, while developed-market international and emerging markets outpaced U.S. stocks. Holdings in bank loans and collateralized loan obligations also helped returns as investors sought flexibility in the rising-rate environment. Allocations to preferred stocks and emerging market debt further aided performance.
Efforts to manage the Fund’s duration positioning detracted from returns. (Duration is a measure of interest rate sensitivity.) Holdings in real estate and infrastructure stocks were also a drag on performance as the effect of higher interest rates weighed on these areas.
The Fund used derivatives as part of its investment strategy. In addition to using U.S. Treasury futures to manage duration positioning, the Fund held equity futures, equity options and currency futures to adjust its risk profile. Additionally, it used equity covered calls to provide an alternative source of income. Although the duration-management strategies detracted from returns, covered calls contributed. Positions in U.S. equity derivatives and currency futures also contributed to returns.
The Fund’s cash position was somewhat elevated as the Fund’s investment adviser was judicious in the Fund’s overall level of risk following a period of strong market performance. The cash position did not have a material impact on performance.
Describe recent portfolio activity.
The Fund’s investment adviser generally sought to reduce portfolio risk over the reporting period, as both stocks and bonds experienced heightened volatility and headwinds driven by elevated inflation, higher interest rates and uncertainty about the economic outlook. It modestly reduced the Fund’s weightings in equities, including real estate. The investment adviser also made a small shift from U.S. equities to emerging market stocks.
The investment adviser reduced the Fund’s allocations to high yield bonds and floating-rate bank loans, which also reflected its effort to manage risk. On the other hand, it increased the Fund’s allocations to higher-rated segments of the fixed-income market, such as U.S. Treasuries. The investment adviser believed higher-quality investments featured attractive yields for the associated risks, and that they may have offered upside potential after a challenging 2022.
The Fund actively managed its duration profile as the interest rate backdrop shifted, ultimately ending with a modestly higher duration than it had at the start of the period.
Describe portfolio positioning at period end.
The Fund was allocated across a number of diverse asset classes, including high yield corporate bonds, floating-rate bank loans and collateralized loan obligations, global dividend stocks, equity covered calls, preferred stocks, emerging markets debt, investment-grade corporate debt, mortgage-backed securities, global infrastructure issues and global real estate investment trusts. At the close of the period, the Fund’s duration stood at approximately 1.8 years.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of January 31, 2023 (continued)

Fund Summary
BlackRock Dynamic High Income Portfolio
Performance
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Average Annual Total Returns
(a)(b)
1 Year 5 Years Since Inception
(f)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............. 6.67% 6.49% 0.77% (9.34)% N/A 1.96% N/A 4.03% N/A
Investor A ............... 6.08 5.94 0.64 (9.66) (14.40)% 1.70 0.61% 3.77 3.09%
Investor C ............... 5.68 5.51 0.27 (10.25) (11.11) 0.95 0.95 3.01 3.01
Class K ................ 6.71 6.57 0.80 (9.39) N/A 2.01 N/A 4.07 N/A
70% MSCI World Index/30%
Bloomberg U.S. Aggregate.
Bond Index
(c)
.......... — — 0.92 (7.46) N/A 5.09 N/A 6.25 N/A
MSCI World Index
(d)
....... — — 2.15 (7.45) N/A 6.50 N/A 8.09 N/A
Bloomberg U.S. Aggregate
Bond Index
(e)
.......... — — (2.37) (8.36) N/A 0.86 N/A 1.30 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund may invest up to 100% of its assets in equity securities and up to 100% of its assets in fixed-income securities. The Fund may also gain exposure to such equity securities and fixed-
income securities by investing in BlackRock equity and/or fixed-income mutual funds and affiliated and unaffiliated exchange-traded funds ("ETFs"). The Fund may also invest up to 50% of its assets in structured notes that provide exposure to covered call options or other types of financial instruments.
(c)
The Fund compares its performance to that of a customized weighted index comprised of the returns of the MSCI World Index (70%) and Bloomberg U.S. Aggregate Bond Index (30%).
(d)
A broad global equity index that captures large- and mid-cap representation across certain developed markets countries.
(e)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
(f)
The Fund commenced operations on November 3, 2014.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,007.70 $ 3.29 $ 1,000.00 $ 1,021.93 $ 3.31 0.65%
Investor A ................................ 1,000.00 1,006.40 4.55 1,000.00 1,020.67 4.58 0.90
Investor C ................................ 1,000.00 1,002.70 8.33 1,000.00 1,016.89 8.39 1.65
Class K .................................. 1,000.00 1,008.00 3.04 1,000.00 1,022.18 3.06 0.60
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

Fund Summary
as of January 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Multi-Asset Income Portfolio
Investment Objective
BlackRock Multi-Asset Income Portfolio’s (the “Fund”) investment objective is to seek to maximize current income with consideration for capital appreciation.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended January 31, 2023, all of the Fund’s share classes outperformed the Fund’s custom benchmark, a blend of 50% MSCI World Index/50%
Bloomberg U.S. Aggregate Bond Index.
The Fund employs an unconstrained strategy (i.e., one with the flexibility to invest across all asset classes) that is managed within a risk-controlled framework and seeks to maintain a competitive yield with a risk profile less than or similar to the 50/50 custom benchmark. The Fund may use derivatives to manage the portfolio’s positioning and to provide an element of protection during periods of market distress. The following discussion relates to absolute performance due to the nature of the Fund’s strategy.
What factors influenced performance?
Many of the Fund’s allocations delivered positive returns in a period characterized by a broad divergence in performance across asset classes. The Fund’s equity positions made the largest contribution to results. Dividend-oriented stocks generally outperformed the broader market, while developed-market international and emerging markets outpaced U.S. stocks. Holdings in bank loans and collateralized loan obligations also helped returns as investors sought flexibility in the rising-rate environment. Allocations to investment-grade bonds, preferred stocks and emerging market debt further aided performance.
Efforts to manage the Fund’s duration positioning detracted from returns. (Duration is a measure of interest rate sensitivity.) Holdings in real estate and infrastructure stocks were also a drag on performance as the effect of higher interest rates weighed on these areas.
The Fund used derivatives as part of its investment strategy. In addition to using U.S. Treasury futures to manage duration positioning, the Fund held equity futures, equity options and currency futures to adjust its risk profile. Additionally, it used equity covered calls to provide an alternative source of income. Although the duration-management strategies detracted from returns, covered calls contributed. Positions in U.S. equity derivatives helped returns, while positions in European equity derivatives and currency futures were small detractors.
The Fund’s cash position was somewhat elevated as the Fund’s investment adviser was judicious in the Fund’s overall level of risk following a period of strong market performance. The cash position did not have a material impact on performance.
Describe recent portfolio activity.
The Fund’s investment adviser generally sought to reduce portfolio risk over the reporting period, as both stocks and bonds experienced heightened volatility and headwinds driven by elevated inflation, higher interest rates and uncertainty about the economic outlook. It modestly reduced the Fund’s weightings in equities, including real estate. The investment adviser also made a small shift from U.S. equities to emerging market stocks.
The investment adviser reduced the Fund’s allocations to high yield bonds and floating-rate bank loans, which also reflected its effort to manage risk. On the other hand, the investment adviser increased the Fund’s allocations to higher-rated segments of the fixed-income market, such as U.S. Treasuries, believing higher-quality investments feature attractive yields for the associated risks, and that they might have offered upside potential after a challenging 2022.
The Fund actively managed its duration profile as the interest rate backdrop shifted, ultimately ending with a modestly higher duration than it had at the start of the period.
While rates may move somewhat higher, the investment adviser believed duration may offer attractive diversification and risk mitigating benefits.
Describe portfolio positioning at period end.
The Fund was allocated across a number of diverse asset classes, including high yield corporate bonds, floating-rate bank loans and collateralized loan obligations, global dividend stocks, equity covered calls, preferred stocks, emerging markets debt, investment-grade corporate debt, mortgage-backed securities, global infrastructure issues and global real estate investment trusts. At the close of the period, the Fund’s duration stood at approximately 2.7 years.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of January 31, 2023 (continued)

Fund Summary
BlackRock Multi-Asset Income Portfolio
Performance
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............. 5.86% 5.75% 2.15% (5.25)% N/A 2.83% N/A 4.17% N/A
Investor A ............... 5.32 5.23 2.02 (5.41) (10.37)% 2.57 1.47% 3.91 3.35%
Investor C ............... 4.87 4.76 1.64 (6.12) (7.02) 1.80 1.80 3.30 3.30
Class K ................ 5.91 5.82 2.18 (5.11) N/A 2.88 N/A 4.20 N/A
50% MSCI World Index/50%
Bloomberg U.S. Aggregate
Bond Index
(c)
.......... — — 0.04 (7.59) N/A 4.01 N/A 5.43 N/A
MSCI World Index
(d)
....... — — 2.15 (7.45) N/A 6.50 N/A 9.06 N/A
Bloomberg U.S. Aggregate
Bond Index
(e)
.......... — — (2.37) (8.36) N/A 0.86 N/A 1.43 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund may invest up to 60% of its assets in equity securities and up to 100% of its assets in fixed-income securities. In addition, the Fund may invest in structured notes that provide exposure to covered call options or other types of financial instruments.
(c)
The Fund compares its performance to that of a customized weighted index comprised of the returns of the MSCI World Index (50%) and Bloomberg U.S. Aggregate Bond Index (50%).
(d)
A broad global equity index that captures large- and mid-cap representation across certain developed markets countries.
(e)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/22)
Ending
Account Value
(01/31/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,021.50 $ 2.80 $ 1,000.00 $ 1,022.43 $ 2.80 0.55%
Investor A ................................ 1,000.00 1,020.20 4.07 1,000.00 1,021.17 4.08 0.80
Investor C ................................ 1,000.00 1,016.40 7.88 1,000.00 1,017.39 7.88 1.55
Class K .................................. 1,000.00 1,021.80 2.55 1,000.00 1,022.68 2.55 0.50
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

Portfolio Information
January 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Dynamic High Income Portfolio
BlackRock Multi-Asset Income Portfolio
'
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
BlackRock Allocation Target Shares - BATS Series A .......... 2.4%
iShares Core Dividend Growth ETF ..................... 2.1
iShares iBoxx $ High Yield Corporate Bond ETF ............. 1.9
U.S. Treasury Notes, 4.25%, 09/30/24 .................... 1.1
BlackRock Floating Rate Income Portfolio, Class K Shares ...... 0.9
Taiwan Semiconductor Manufacturing Co. Ltd. .............. 0.6
iShares Core S&P 500 ETF ........................... 0.5
Citigroup, Inc. (Microsoft Corp.), 16.47%, 03/09/23 ........... 0.4
Barclays Bank plc (Apple, Inc.), 13.10%, 02/15/23 ............ 0.4
Sanofi ......................................... 0.3
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 25.1%
Common Stocks ................................... 24.2
Equity-Linked Notes ................................. 17.1
Asset-Backed Securities .............................. 8.0
Investment Companies ............................... 7.9
Floating Rate Loan Interests ........................... 5.9
Non-Agency Mortgage-Backed Securities .................. 4.8
Preferred Securities ................................. 3.3
Foreign Government Obligations ........................ 2.0
U.S. Treasury Obligations ............................. 1.1
Foreign Agency Obligations ............................ 0.5
U.S. Government Sponsored Agency Securities .............. 0.1
Warrants ........................................ 0.0
(b)
(a)
Excludes short-term securities.
(b)
Represents less than 0.1% of the Fund's total investments.
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
iShares Core Dividend Growth ETF ..................... 3.3%
iShares Core S&P 500 ETF ........................... 1.6
SPDR Bloomberg High Yield Bond ETF ................... 1.3
U.S. Treasury Notes, 4.25%, 09/30/24 .................... 1.1
iShares iBoxx $ High Yield Corporate Bond ETF ............. 0.7
Taiwan Semiconductor Manufacturing Co. Ltd. .............. 0.5
Houston Center, Term Loan, 0.00% - 5.97%, 01/09/24 ......... 0.3
State Street Corp., 5.77%, 06/15/47 ..................... 0.3
Energy Transfer LP, 7.13% ........................... 0.3
Sanofi ......................................... 0.3
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 31.4%
Common Stocks ................................... 21.5
Asset-Backed Securities .............................. 13.3
Equity-Linked Notes ................................. 7.6
Non-Agency Mortgage-Backed Securities .................. 7.1
Investment Companies ............................... 6.9
Floating Rate Loan Interests ........................... 5.7
Preferred Securities ................................. 3.6
Foreign Government Obligations ........................ 1.2
U.S. Treasury Obligations ............................. 1.1
Foreign Agency Obligations ............................ 0.6
U.S. Government Sponsored Agency Securities .............. 0.0
(b)
Warrants ........................................ 0.0
(b)
(a)
Excludes short-term securities, options purchased and options written.
(b)
Represents less than 0.1% of the Fund's total investments.

About Fund Performance

About Fund Performance
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of March 28, 2016 for BlackRock Dynamic High Income Portfolio and the Class K
Shares inception date of February 3, 2017 for the BlackRock Multi-Asset Income Portfolio is that of Institutional Shares. The performance of each Fund's Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of
Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  5.25 % and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses
2023
BlackRock Semi-Annual Report to Shareholders

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown
(which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
January 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 11 Ltd., Series 2021-11A, Class C,
(LIBOR USD 3 Month + 2.05%), 6.84%,
04/15/34
(a)(b)
.................... USD 500 $ 471,314
AGL CLO 17 Ltd., Series 2022-17A, Class C, (3
Month CME Term SOFR + 2.10%), 6.75%,
01/21/35
(a)(b)
.................... 1,000 954,834
AIG CLO LLC
(a)(b)
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 6.86%, 04/20/32 ... 500 475,134
Series 2018-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 7.91%, 04/20/32 ... 500 467,872
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.00%), 7.79%, 04/15/34 ... 900 833,833
Series 2021-1A, Class E, (LIBOR USD 3
Month + 6.60%), 11.42%, 04/22/34 ... 2,000 1,855,484
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.05%), 7.86%, 07/20/34 ... 500 459,470
AIMCO CLO
(a)(b)
Series 2015-AA, Class CR2, (LIBOR USD 3
Month + 2.00%), 6.79%, 10/17/34 ... 1,000 953,394
Series 2015-AA, Class DR2, (LIBOR USD 3
Month + 3.05%), 7.84%, 10/17/34 ... 1,000 948,709
Anchorage Capital CLO 4-R Ltd., Series
2014-4RA, Class D, (LIBOR USD 3 Month +
2.60%), 7.40%, 01/28/31
(a)(b)
......... 250 215,669
Anchorage Capital CLO Ltd., Series 2018-1RA,
Class E, (LIBOR USD 3 Month + 5.50%),
10.32%, 04/13/31
(a)(b)
.............. 1,000 868,832
Ares LIII CLO Ltd., Series 2019-53A, Class
C, (LIBOR USD 3 Month + 2.65%), 7.47%,
04/24/31
(a)(b)
.................... 500 488,149
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, (LIBOR USD 3 Month + 0.00%),
0.00%, 04/15/30
(a)(b)
............... 500 229,000
Atrium XIV LLC, Series 14A, Class C, (LIBOR
USD 3 Month + 1.95%), 6.74%, 08/23/30
(a)(b)
250 240,054
Bain Capital Credit CLO Ltd., Series 2019-2A,
Class CR, (LIBOR USD 3 Month + 2.10%),
6.89%, 10/17/32
(a)(b)
............... 1,000 945,947
BDS LLC, Series 2022-FL12, Class A, (1
Month CME Term SOFR + 2.14%), 6.62%,
08/19/38
(a)(b)
.................... 970 965,140
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (LIBOR USD 1
Month + 1.73%), 5.44%, 04/25/34
(a)
.... 51 49,710
Benefit Street Partners CLO XIX Ltd., Series
2019-19A, Class A, (LIBOR USD 3 Month +
1.35%), 6.14%, 01/15/33
(a)(b)
......... 700 694,598
Bethpage Park CLO Ltd., Series 2021-1A,
Class A, (LIBOR USD 3 Month + 1.13%),
5.92%, 01/15/35
(a)(b)
............... 3,000 2,953,500
Buckhorn Park CLO Ltd., Series 2019-1A,
Class AR, (LIBOR USD 3 Month + 1.12%),
5.91%, 07/18/34
(a)(b)
............... 2,115 2,073,911
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.70%), 6.49%, 07/15/31 ... 500 486,961
Series 2018-1A, Class C, (LIBOR USD 3
Month + 1.90%), 6.69%, 07/15/31 ... 1,000 941,979
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 7.94%, 07/15/34 ... 500 471,830
Series 2020-3A, Class C, (LIBOR USD 3
Month + 2.50%), 7.29%, 01/15/34 ... 500 476,996
Series 2021-4A, Class A, (LIBOR USD 3
Month + 1.17%), 5.96%, 10/15/34 ... 3,000 2,939,897
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Carlyle US CLO Ltd., Series 2021-1A, Class
A1, (LIBOR USD 3 Month + 1.14%), 5.93%,
04/15/34
(a)(b)
.................... USD 3,000 $ 2,952,704
CarVal CLO I Ltd., Series 2018-1A, Class D,
(LIBOR USD 3 Month + 2.89%), 7.68%,
07/16/31
(a)(b)
.................... 1,000 940,697
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 3.70%), 8.51%,
04/20/29
(a)(b)
.................... 250 231,095
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a)(b)
....... 1,000 453,535
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class DRR, (LIBOR USD 3
Month + 2.80%), 7.61%, 04/27/31 ... 500 461,388
Series 2014-5A, Class DR2, (LIBOR USD 3
Month + 3.40%), 8.19%, 10/17/31 ... 500 462,732
Series 2015-3A, Class CR, (LIBOR USD 3
Month + 1.65%), 6.45%, 04/19/29 ... 250 240,216
Series 2017-1A, Class D, (LIBOR USD 3
Month + 3.50%), 8.32%, 04/23/29 ... 500 484,030
Dryden 70 CLO Ltd., Series 2018-70A, Class
D, (LIBOR USD 3 Month + 3.75%), 8.58%,
01/16/32
(a)(b)
.................... 250 237,617
Dryden 72 CLO Ltd., Series 2019-72A, Class
DR, (LIBOR USD 3 Month + 3.00%), 7.61%,
05/15/32
(a)(b)
.................... 800 731,608
Dryden 75 CLO Ltd., Series 2019-75A, Class
ER2, (LIBOR USD 3 Month + 6.60%),
11.39%, 04/15/34
(a)(b)
.............. 350 316,128
Elmwood CLO II Ltd., Series 2019-2A, Class
AR, (LIBOR USD 3 Month + 1.15%), 5.96%,
04/20/34
(a)(b)
.................... 3,000 2,959,505
Elmwood CLO XI Ltd.
(a)(b)
Series 2021-4A, Class D, (LIBOR USD 3
Month + 2.95%), 7.76%, 10/20/34 ... 1,500 1,423,404
Series 2021-4A, Class E, (LIBOR USD 3
Month + 6.00%), 10.81%, 10/20/34 ... 1,250 1,148,131
Elmwood CLO XII Ltd., Series 2021-5A, Class
B, (LIBOR USD 3 Month + 1.70%), 6.51%,
01/20/35
(a)(b)
.................... 2,000 1,963,088
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF9, Class 2A4, (LIBOR USD 1
Month + 0.50%), 5.01%, 06/25/36 ... 1,750 1,543,256
Series 2006-FF13, Class A1, (LIBOR USD 1
Month + 0.24%), 4.75%, 10/25/36 ... 51 34,358
Series 2006-FF13, Class A2C, (LIBOR USD
1 Month + 0.32%), 4.83%, 10/25/36 .. 30 20,389
FS Rialto Issuer LLC, Series 2022-FL7, Class
A, (1 Month CME Term SOFR + 2.90%),
6.81%, 10/19/39
(a)(b)
............... 1,500 1,499,862
Generate CLO 3 Ltd., Series 3A, Class DR,
(LIBOR USD 3 Month + 3.60%), 8.41%,
10/20/29
(a)(b)
.................... 500 467,548
Generate CLO 7 Ltd., Series 7A, Class A1,
(LIBOR USD 3 Month + 1.37%), 6.19%,
01/22/33
(a)(b)
.................... 1,000 991,003
Greenwood Park CLO Ltd., Series 2018-1A,
Class D, (LIBOR USD 3 Month + 2.50%),
7.29%, 04/15/31
(a)(b)
............... 650 586,625
Greywolf CLO V Ltd., Series 2015-1A, Class
BR, (LIBOR USD 3 Month + 2.00%), 6.82%,
01/27/31
(a)(b)
.................... 500 472,340
GSAA Home Equity Trust
(a)
Series 2005-14, Class 1A2, (LIBOR USD 1
Month + 0.70%), 5.21%, 12/25/35 ... 30 13,252

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-5, Class 1A1, (LIBOR USD 1
Month + 0.36%), 4.87%, 03/25/36 ... USD 57 $ 18,169
GSAMP Trust, Series 2006-FM3, Class A1,
(LIBOR USD 1 Month + 0.14%), 4.65%,
11/25/36
(a)
..................... 105 49,557
Invesco CLO Ltd.
(a)(b)
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.05%), 7.69%, 04/20/35 750 711,455
Series 2022-1A, Class E, (3 Month CME
Term SOFR + 6.30%), 10.94%, 04/20/35 500 438,901
Invitation Homes Trust, Series 2018-SFR4,
Class A, (LIBOR USD 1 Month + 1.10%),
5.55%, 01/17/38
(a)(b)
............... 251 249,474
Jay Park CLO Ltd., Series 2016-1A, Class CR,
(LIBOR USD 3 Month + 2.65%), 7.46%,
10/20/27
(a)(b)
.................... 250 239,912
Long Beach Mortgage Loan Trust, Series
2006-4, Class 1A, (LIBOR USD 1 Month +
0.30%), 4.81%, 05/25/36
(a)
.......... 357 206,258
Lucali CLO Ltd., Series 2020-1A, Class D,
(LIBOR USD 3 Month + 3.60%), 8.39%,
01/15/33
(a)(b)
.................... 500 476,887
Madison Park Funding XIII Ltd., Series 2014-
13A, Class CR2, (LIBOR USD 3 Month +
1.90%), 6.70%, 04/19/30
(a)(b)
......... 500 487,636
Madison Park Funding XXVII Ltd., Series
2018-27A, Class C, (LIBOR USD 3 Month +
2.60%), 7.41%, 04/20/30
(a)(b)
......... 500 460,604
Madison Park Funding XXXIII Ltd., Series
2019-33A, Class DR, (3 Month CME Term
SOFR + 3.10%), 7.76%, 10/15/32
(a)(b)
... 1,000 936,894
MASTR Asset-Backed Securities Trust, Series
2007-HE1, Class A4, (LIBOR USD 1 Month
+ 0.28%), 4.79%, 05/25/37
(a)
......... 650 504,355
MF1 Ltd., Series 2021-FL7, Class A, (LIBOR
USD 1 Month + 1.08%), 5.55%, 10/16/36
(a)(b)
523 506,016
Neuberger Berman CLO XVIII Ltd., Series
2014-18A, Class CR2, (LIBOR USD 3
Month + 3.00%), 7.82%, 10/21/30
(a)(b)
... 250 247,624
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class D, (LIBOR USD 3
Month + 2.65%), 7.44%, 10/18/30
(a)(b)
... 1,000 952,933
Neuberger Berman Loan Advisers CLO 27 Ltd.,
Series 2018-27A, Class D, (LIBOR USD 3
Month + 2.60%), 7.39%, 01/15/30
(a)(b)
... 500 459,423
Neuberger Berman Loan Advisers CLO Ltd.,
Series 2021-44A, Class E, (LIBOR USD 3
Month + 6.00%), 10.79%, 10/16/34
(a)(b)
.. 2,000 1,826,925
Oakwood Mortgage Investors, Inc., Series
1998-D, Class M1, 7.42%, 01/15/29
(b)
... 166 158,756
OCP CLO Ltd., Series 2015-10A, Class ER2,
(LIBOR USD 3 Month + 6.50%), 11.32%,
01/26/34
(a)(b)
.................... 1,000 908,478
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class C, (LIBOR USD 3 Month +
2.75%), 7.56%, 01/20/31
(a)(b)
......... 500 448,680
Octagon Investment Partners 41 Ltd., Series
2019-2A, Class DR, (LIBOR USD 3 Month +
3.20%), 7.99%, 10/15/33
(a)(b)
......... 1,000 941,540
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class CR, (LIBOR USD 3 Month +
1.85%), 6.64%, 07/17/30
(a)(b)
......... 250 239,473
OHA Credit Funding 5 Ltd., Series 2020-5A,
Class A1, (LIBOR USD 3 Month + 1.17%),
5.96%, 04/18/33
(a)(b)
............... 500 493,213
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OHA Credit Partners VII Ltd., Series 2012-7A,
Class D1R3, (LIBOR USD 3 Month +
2.90%), 7.58%, 02/20/34
(a)(b)
......... USD 1,000 $ 958,156
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class BR3, (LIBOR USD 3
Month + 1.85%), 6.65%, 10/17/31 ... 800 766,199
Series 2015-1A, Class CR4, (LIBOR USD 3
Month + 2.85%), 7.53%, 05/21/34 ... 500 466,824
Series 2015-2A, Class BR2, (LIBOR USD 3
Month + 1.95%), 6.76%, 07/20/30 ... 750 720,825
Series 2019-1A, Class BR, (LIBOR USD 3
Month + 2.00%), 6.65%, 11/14/34 ... 500 473,715
Series 2021-4A, Class A, (LIBOR USD 3
Month + 1.17%), 5.96%, 10/15/34 ... 3,000 2,967,771
Series 2021-4A, Class D, (LIBOR USD 3
Month + 2.95%), 7.74%, 10/15/34 ... 3,000 2,811,956
Series 2021-4A, Class E, (LIBOR USD 3
Month + 6.05%), 10.84%, 10/15/34 ... 3,000 2,747,921
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.05%), 6.69%, 04/20/35 1,500 1,427,911
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.05%), 7.69%, 04/20/35 1,000 962,300
PFP Ltd., Series 2022-9, Class A, (1 Month
CME Term SOFR + 2.27%), 6.75%,
08/19/35
(a)(b)
.................... 2,750 2,708,777
PPM CLO 4 Ltd., Series 2020-4A, Class AR,
(LIBOR USD 3 Month + 1.19%), 5.98%,
10/18/34
(a)(b)
.................... 1,000 981,933
Prima Capital CRE Securitization Ltd., Series
2016-6A, Class C, 4.00%, 08/24/40
(b)
... 2,000 1,775,653
Rad CLO 12 Ltd., Series 2021-12A, Class D,
(LIBOR USD 3 Month + 3.05%), 7.85%,
10/30/34
(a)(b)
.................... 1,500 1,396,019
Rad CLO 14 Ltd., Series 2021-14A, Class D,
(LIBOR USD 3 Month + 3.00%), 7.79%,
01/15/35
(a)(b)
.................... 1,000 932,075
Ready Capital Mortgage Financing LLC, Series
2022-FL10, Class A, (1 Month CME Term
SOFR + 2.55%), 7.09%, 10/25/39
(a)(b)
... 2,496 2,491,470
Regatta Funding LP, Series 2013-2A, Class
CR2, (LIBOR USD 3 Month + 3.70%),
8.49%, 01/15/29
(a)(b)
............... 500 484,999
Regatta VI Funding Ltd., Series 2016-1A,
Class CR2, (LIBOR USD 3 Month + 2.15%),
6.96%, 04/20/34
(a)(b)
............... 250 239,968
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (LIBOR USD 3 Month + 2.10%),
6.89%, 07/15/31
(a)(b)
............... 500 478,920
Regatta XV Funding Ltd.
(a)(b)
Series 2018-4A, Class A2, (LIBOR USD 3
Month + 1.85%), 6.67%, 10/25/31 ... 285 278,794
Series 2018-4A, Class C, (LIBOR USD 3
Month + 3.30%), 8.12%, 10/25/31 ... 250 235,224
Regatta XVI Funding Ltd., Series 2019-2A,
Class D, (LIBOR USD 3 Month + 3.90%),
8.69%, 01/15/33
(a)(b)
............... 500 466,312
Regatta XXIII Funding Ltd., Series 2021-4A,
Class D, (LIBOR USD 3 Month + 3.05%),
7.86%, 01/20/35
(a)(b)
............... 1,000 953,260
Rockford Tower CLO Ltd.
(a)(b)
Series 2018-2A, Class C, (LIBOR USD 3
Month + 2.20%), 7.01%, 10/20/31 ... 300 284,117
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 7.91%, 04/20/34 ... 1,000 919,792

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Signal Peak CLO 4 Ltd., Series 2017-4A, Class
DR, (LIBOR USD 3 Month + 3.20%), 8.02%,
10/26/34
(a)(b)
.................... USD 1,000 $ 879,659
Signal Peak CLO 7 Ltd., Series 2019-1A, Class
B, (LIBOR USD 3 Month + 2.00%), 6.80%,
04/30/32
(a)(b)
.................... 500 483,195
Silver Creek CLO Ltd., Series 2014-1A, Class
DR, (LIBOR USD 3 Month + 3.35%), 8.16%,
07/20/30
(a)(b)
.................... 500 476,980
Sixth Street CLO XVI Ltd., Series 2020-16A,
Class A1A, (LIBOR USD 3 Month + 1.32%),
6.13%, 10/20/32
(a)(b)
............... 1,000 989,835
Symphony CLO XIX Ltd., Series 2018-19A,
Class C, (LIBOR USD 3 Month + 1.75%),
6.54%, 04/16/31
(a)(b)
............... 500 479,073
Tallman Park CLO Ltd., Series 2021-1A, Class
C, (LIBOR USD 3 Month + 1.95%), 6.76%,
04/20/34
(a)(b)
.................... 500 468,749
TCI-Flatiron CLO Ltd., Series 2018-1A, Class
DR, (LIBOR USD 3 Month + 2.75%), 7.55%,
01/29/32
(a)(b)
.................... 1,000 945,817
TICP CLO V Ltd., Series 2016-5A, Class DR,
(LIBOR USD 3 Month + 3.15%), 7.94%,
07/17/31
(a)(b)
.................... 500 492,046
TICP CLO VII Ltd., Series 2017-7A, Class CR,
(LIBOR USD 3 Month + 2.15%), 6.94%,
04/15/33
(a)(b)
.................... 500 481,623
TICP CLO XI Ltd., Series 2018-11A, Class D,
(LIBOR USD 3 Month + 3.05%), 7.86%,
10/20/31
(a)(b)
.................... 300 282,924
Upland CLO Ltd., Series 2016-1A, Class CR,
(LIBOR USD 3 Month + 2.90%), 7.71%,
04/20/31
(a)(b)
.................... 500 450,194
Whetstone Park CLO Ltd., Series 2021-1A,
Class D, (LIBOR USD 3 Month + 2.90%),
7.71%, 01/20/35
(a)(b)
............... 1,000 935,024
Whitebox CLO III Ltd., Series 2021-3A, Class
A1, (LIBOR USD 3 Month + 1.22%), 6.01%,
10/15/34
(a)(b)
.................... 1,000 981,150
Total Asset-Backed Securities — 7.6%
(Cost: $96,575,418) .............................. 92,337,051
Shares
Shares
Common Stocks
Aerospace & Defense — 0.3%
Airbus SE ........................ 4,381 549,228
BAE Systems plc ................... 60,031 635,491
L3Harris Technologies, Inc. ............ 6,410 1,376,996
Raytheon Technologies Corp. .......... 9,290 927,607
3,489,322
Air Freight & Logistics — 0.1%
United Parcel Service, Inc., Class B ...... 8,047 1,490,546
Airlines — 0.1%
(c)
Copa Holdings SA, Class A ............ 10,033 923,838
InterGlobe Aviation Ltd.
(b)(d)
............ 31,314 814,357
1,738,195
Auto Components — 0.1%
Lear Corp. ....................... 7,410 1,080,230
Security
Shares
Shares Value
Automobiles — 0.1%
Astra International Tbk . PT ............ 1,386,200 $ 556,909
General Motors Co. ................. 29,500 1,159,940
1,716,849
Banks — 1.7%
Absa Group Ltd. ................... 65,828 756,516
Abu Dhabi Commercial Bank PJSC ...... 202,480 464,379
Axis Bank Ltd. ..................... 90,013 962,034
Bank of China Ltd., Class H ............ 3,066,000 1,167,118
Bank Rakyat Indonesia Persero Tbk . PT ... 3,974,294 1,218,788
Citigroup, Inc. ..................... 35,260 1,841,277
Citizens Financial Group, Inc. .......... 66,377 2,875,452
Comerica, Inc. ..................... 3,970 291,041
Commercial International Bank Egypt SAE .. 150,722 247,912
DBS Group Holdings Ltd. ............. 40,300 1,103,264
First Citizens BancShares , Inc., Class A .... 1,059 823,563
Grupo Financiero Banorte SAB de CV, Class O 174,973 1,449,552
HDFC Bank Ltd. ................... 54,563 1,073,726
Industrial & Commercial Bank of China Ltd.,
Class H ....................... 1,426,000 762,794
M&T Bank Corp. ................... 9,464 1,476,384
OTP Bank Nyrt . .................... 20,214 609,078
Powszechna Kasa Oszczednosci Bank Polski
SA .......................... 121,736 907,969
Sberbank of Russia PJSC
(c)(e)
........... 98,136 14
TCS Group Holding plc, GDR
(c)(d)(e)
....... 8,849 88
Wells Fargo & Co. .................. 51,488 2,413,243
20,444,192
Beverages — 0.4%
Ambev SA
(c)
...................... 275,667 742,889
Diageo plc ....................... 32,447 1,418,781
Fomento Economico Mexicano SAB de CV . 55,861 489,090
Fomento Economico Mexicano SAB de CV,
ADR ......................... 4,372 383,861
Kweichow Moutai Co. Ltd., Class A ....... 3,156 865,524
Wuliangye Yibin Co. Ltd., Class A ........ 29,649 922,838
4,822,983
Biotechnology — 0.1%
AbbVie, Inc. ...................... 12,112 1,789,548
Capital Markets — 0.3%
B3 SA - Brasil Bolsa Balcao ............ 453,003 1,157,427
Carlyle Group, Inc. (The) .............. 26,580 956,083
Intercontinental Exchange, Inc. ......... 16,398 1,763,605
Invesco Ltd. ...................... 14,478 267,988
4,145,103
Chemicals — 0.3%
Air Liquide SA ..................... 6,962 1,108,532
Hansol Chemical Co. Ltd.
(c)
............ 3,747 646,079
International Flavors & Fragrances, Inc. .... 9,384 1,055,325
PPG Industries, Inc. ................. 4,519 589,006
3,398,942
Communications Equipment — 0.2%
Accton Technology Corp. ............. 63,000 514,854
Cisco Systems, Inc. ................. 22,130 1,077,067
Nokia OYJ, ADR ................... 88,820 422,783
2,014,704
Consumer Finance — 0.2%
Capital One Financial Corp. ............ 4,530 539,070
Kaspi.KZ JSC, GDR
(d)
................ 9,580 704,238
Synchrony Financial ................. 30,358 1,115,049
2,358,357

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Shares
Shares Value
Containers & Packaging — 0.1%
Sealed Air Corp. ................... 21,731 $ 1,189,989
Diversified Financial Services — 0.1%
Apollo Global Management, Inc. ......... 3,483 246,527
Equitable Holdings, Inc. .............. 24,306 779,493
1,026,020
Diversified Telecommunication Services — 0.7%
AT&T, Inc. ........................ 26,967 549,318
Cellnex Telecom SA
(b)(d)
............... 88,891 3,483,461
Koninklijke KPN NV ................. 346,912 1,186,039
TELUS Corp. ..................... 86,807 1,870,472
Verizon Communications, Inc. .......... 33,826 1,406,147
8,495,437
Electric Utilities — 0.9%
Alliant Energy Corp. ................. 10,329 558,076
American Electric Power Co., Inc. ........ 8,215 771,881
CLP Holdings Ltd. .................. 64,000 475,516
Duke Energy Corp. ................. 12,673 1,298,349
Edison International ................. 8,001 551,269
EDP - Energias de Portugal SA ......... 255,984 1,271,795
Entergy Corp. ..................... 6,804 736,737
Eversource Energy ................. 9,365 771,020
Exelon Corp. ...................... 27,799 1,172,840
NextEra Energy, Inc. ................ 23,049 1,720,147
PG&E Corp.
(c)
..................... 51,507 818,961
Southern Co. (The) ................. 10,441 706,647
Terna - Rete Elettrica Nazionale ......... 38,927 307,985
11,161,223
Electrical Equipment — 0.1%
Schneider Electric SE ................ 9,975 1,618,101
Electronic Equipment, Instruments & Components — 0.2%
Samsung SDI Co. Ltd. ............... 1,040 582,818
TE Connectivity Ltd. ................. 12,480 1,586,832
2,169,650
Energy Equipment & Services — 0.1%
Baker Hughes Co., Class A ............ 33,232 1,054,783
China Oilfield Services Ltd., Class H ...... 548,000 664,195
1,718,978
Equity Real Estate Investment Trusts (REITs) — 4.3%
Alexandria Real Estate Equities, Inc. ...... 13,719 2,205,192
American Tower Corp. ............... 14,685 3,280,482
Assura plc ....................... 3,450,426 2,371,526
Boston Properties, Inc. ............... 21,585 1,608,946
Community Healthcare Trust, Inc. ........ 18,557 795,724
Covivio SA ....................... 15,594 1,070,440
Cromwell European REIT
(d)
............ 460,703 806,374
Crown Castle, Inc. .................. 12,299 1,821,605
Digital Realty Trust, Inc. .............. 13,791 1,580,724
EPR Properties .................... 45,528 1,934,029
Equinix , Inc. ...................... 1,430 1,055,526
ESR Kendall Square REIT Co. Ltd. ....... 434,799 1,449,885
Goodman Group ................... 150,243 2,143,004
Healthpeak Properties, Inc. ............ 65,268 1,793,565
LondonMetric Property plc ............. 425,051 990,397
LXI REIT plc
(d)
..................... 664,823 925,393
Omega Healthcare Investors, Inc. ........ 65,092 1,916,308
Outfront Media, Inc. ................. 77,106 1,534,409
Physicians Realty Trust ............... 130,607 2,071,427
Prologis, Inc. ...................... 24,619 3,182,744
Rexford Industrial Realty, Inc. .......... 32,087 2,036,562
SBA Communications Corp. ........... 2,680 797,380
SL Green Realty Corp. ............... 41,180 1,694,557
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Spirit Realty Capital, Inc. .............. 48,785 $ 2,140,686
Sun Communities, Inc. ............... 15,858 2,487,486
Target Healthcare REIT plc ............ 1,219,678 1,217,981
UDR, Inc. ........................ 73,866 3,145,953
VICI Properties, Inc. ................. 87,120 2,977,762
Warehouses De Pauw CVA ............ 45,408 1,439,974
52,476,041
Food & Staples Retailing — 0.2%
Sendas Distribuidora SA
(c)
............. 205,695 793,395
Wal-Mart de Mexico SAB de CV ......... 347,071 1,355,624
Walmart, Inc. ...................... 1,713 246,449
X5 Retail Group NV, GDR
(c)(d)(e)
.......... 21,432 214
2,395,682
Food Products — 0.2%
China Mengniu Dairy Co. Ltd.
(c)
......... 202,000 974,422
Danone SA ....................... 11,110 609,265
Kraft Heinz Co. (The) ................ 33,225 1,346,609
2,930,296
Gas Utilities — 0.2%
ENN Energy Holdings Ltd. ............. 73,000 1,099,871
Kunlun Energy Co. Ltd. ............... 928,000 731,872
Tokyo Gas Co. Ltd. ................. 13,900 291,062
2,122,805
Health Care Equipment & Supplies — 0.7%
Baxter International, Inc. .............. 28,360 1,295,768
EssilorLuxottica SA ................. 5,480 1,005,467
Koninklijke Philips NV ................ 48,580 838,756
Medtronic plc ..................... 38,605 3,230,852
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd., Class A .................... 13,700 677,522
Zimmer Biomet Holdings, Inc. .......... 8,421 1,072,330
8,120,695
Health Care Providers & Services — 0.6%
Cardinal Health, Inc. ................. 15,609 1,205,795
Cigna Corp. ...................... 2,608 825,875
Elevance Health, Inc. ................ 1,360 679,987
Hapvida Participacoes e Investimentos SA
(b)(c)(d)
723,749 739,960
Humana, Inc. ..................... 1,167 597,154
Laboratory Corp. of America Holdings ..... 7,183 1,810,978
UnitedHealth Group, Inc. .............. 2,996 1,495,573
7,355,322
Hotels, Restaurants & Leisure — 0.2%
OPAP SA, Class R .................. 43,932 659,667
Sands China Ltd.
(c)
.................. 317,200 1,189,527
Yum China Holdings, Inc. ............. 18,718 1,153,216
3,002,410
Household Durables — 0.2%
Cyrela Brazil Realty SA Empreendimentos e
Participacoes ................... 242,487 726,080
Newell Brands, Inc. ................. 32,930 525,563
Taylor Wimpey plc .................. 1,031,310 1,496,352
2,747,995
Household Products — 0.2%
Kimberly-Clark Corp. ................ 1,960 254,820
Reckitt Benckiser Group plc ............ 30,015 2,138,897
2,393,717
Independent Power and Renewable Electricity Producers — 0.0%
Boralex , Inc., Class A ................ 4,980 139,345

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Shares
Shares Value
Industrial Conglomerates — 0.0%
Siemens AG (Registered) ............. 1,871 $ 292,260
Insurance — 0.8%
American International Group, Inc. ....... 15,003 948,490
Assurant, Inc. ..................... 8,198 1,086,973
Fidelity National Financial, Inc., Class A .... 32,979 1,452,065
Prudential Financial, Inc. .............. 1,540 161,608
Prudential plc ..................... 188,308 3,128,751
Sanlam Ltd. ...................... 164,586 532,540
Willis Towers Watson plc .............. 3,413 867,550
Zurich Insurance Group AG, Class N ...... 3,233 1,598,812
9,776,789
Interactive Media & Services — 0.1%
Meta Platforms, Inc., Class A
(c)
.......... 5,100 759,747
Tencent Holdings Ltd. ................ 4,500 219,280
979,027
Internet & Direct Marketing Retail — 0.3%
(c)
Alibaba Group Holding Ltd. ............ 89,000 1,223,631
Alibaba Group Holding Ltd., ADR ........ 9,503 1,047,231
Meituan , Class B
(b)(d)
................. 450 10,060
Prosus NV ....................... 17,703 1,429,434
3,710,356
IT Services — 1.1%
Accenture plc, Class A ............... 6,601 1,842,009
Cognizant Technology Solutions Corp., Class A 24,680 1,647,390
Fidelity National Information Services, Inc. .. 21,764 1,633,170
NEXTDC Ltd.
(c)
.................... 300,265 2,122,000
Paychex, Inc. ..................... 11,638 1,348,379
SS&C Technologies Holdings, Inc. ....... 27,460 1,657,211
SUNeVision Holdings Ltd. ............. 2,094,000 1,214,300
Tata Consultancy Services Ltd. ......... 22,198 916,193
Visa, Inc., Class A .................. 6,371 1,466,668
13,847,320
Life Sciences Tools & Services — 0.1%
Lonza Group AG (Registered) .......... 2,570 1,466,035
Machinery — 0.4%
Epiroc AB, Class A .................. 69,795 1,357,986
Han's Laser Technology Industry Group Co.
Ltd., Class A .................... 138,400 575,421
Komatsu Ltd. ..................... 73,300 1,801,308
Otis Worldwide Corp. ................ 20,467 1,683,001
5,417,716
Media — 0.1%
Comcast Corp., Class A .............. 29,848 1,174,519
Fox Corp., Class A .................. 10,840 367,909
1,542,428
Metals & Mining — 0.2%
Endeavour Mining plc ................ 15,761 371,356
Endeavour Mining plc ................ 8,004 188,857
Gold Fields Ltd. .................... 45,226 515,481
Gold Fields Ltd., ADR ................ 13,017 148,915
Zijin Mining Group Co. Ltd., Class H ...... 596,000 985,815
2,210,424
Multiline Retail — 0.1%
Dollar General Corp. ................ 2,600 607,360
Fix Price Group plc, GDR
(b)(c)(d)(e)
......... 149,893 21
607,381
Multi-Utilities — 0.6%
Ameren Corp. ..................... 5,242 455,373
CenterPoint Energy, Inc. .............. 13,798 415,596
Security
Shares
Shares Value
Multi-Utilities (continued)
CMS Energy Corp. .................. 10,006 $ 632,279
Dominion Energy, Inc. ................ 16,105 1,024,922
DTE Energy Co. ................... 4,254 495,038
National Grid plc ................... 69,369 881,882
NiSource, Inc. ..................... 23,043 639,443
Public Service Enterprise Group, Inc. ..... 24,408 1,511,587
Sempra Energy .................... 6,568 1,053,047
7,109,167
Oil, Gas & Consumable Fuels — 1.0%
BP plc .......................... 381,613 2,305,040
Cheniere Energy, Inc. ................ 4,183 639,121
Chevron Corp. ..................... 3,749 652,401
ConocoPhillips .................... 2,996 365,122
DT Midstream, Inc. .................. 6,815 372,508
Ecopetrol SA, ADR .................. 38,016 433,002
Enbridge, Inc. ..................... 27,895 1,142,174
EQT Corp. ....................... 18,520 605,048
Hess Corp. ....................... 2,194 329,451
LUKOIL PJSC
(e)
.................... 44,196 6
MOL Hungarian Oil & Gas plc .......... 68,829 514,368
Novatek PJSC
(e)
................... 80 —
Pembina Pipeline Corp. .............. 10,341 366,915
PetroChina Co. Ltd., Class H ........... 1,722,000 921,184
Petroleo Brasileiro SA, ADR ........... 27,651 320,752
Petronet LNG Ltd. .................. 283,808 755,485
Shell plc ......................... 21,158 621,152
Targa Resources Corp. ............... 7,631 572,478
Williams Cos., Inc. (The) .............. 39,666 1,278,832
12,195,039
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A .... 2,776 769,174
Godrej Consumer Products Ltd.
(c)
........ 67,931 759,385
Unilever plc, ADR .................. 18,781 959,709
2,488,268
Pharmaceuticals — 0.9%
AstraZeneca plc ................... 22,794 2,986,300
Bayer AG (Registered) ............... 19,680 1,224,980
Eli Lilly & Co. ..................... 1,000 344,150
Novo Nordisk A/S, Class B ............ 10,662 1,475,513
Novo Nordisk A/S, ADR .............. 3,729 517,511
Sanofi .......................... 40,860 4,001,194
10,549,648
Professional Services — 0.2%
Leidos Holdings, Inc. ................ 5,226 516,538
NMG Parent LLC
(c)
.................. 602 87,290
RELX plc ........................ 50,677 1,507,838
Robert Half International, Inc. ........... 5,860 492,006
2,603,672
Real Estate Management & Development — 0.4%
Emaar Properties PJSC .............. 385,901 586,383
Hang Lung Properties Ltd. ............. 274,000 516,639
Hulic Co. Ltd. ..................... 148,200 1,218,173
VGP NV ......................... 8,010 800,369
Vonovia SE ....................... 51,980 1,468,326
4,589,890
Road & Rail — 0.2%
Canadian Pacific Railway Ltd. .......... 9,550 753,723
CSX Corp. ....................... 27,296 843,992
Union Pacific Corp. ................. 1,868 381,427
West Japan Railway Co. .............. 3,700 154,951
2,134,093

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 0.7%
MediaTek , Inc. ..................... 54,000 $ 1,304,692
Taiwan Semiconductor Manufacturing Co. Ltd. 381,000 6,723,430
8,028,122
Software — 0.5%
Intuit, Inc. ........................ 4,435 1,874,541
Microsoft Corp. .................... 14,455 3,582,094
5,456,635
Specialty Retail — 0.2%
Industria de Diseno Textil SA ........... 61,486 1,919,643
Ross Stores, Inc. ................... 3,703 437,658
2,357,301
Technology Hardware, Storage & Peripherals — 0.2%
Samsung Electronics Co. Ltd. .......... 5,020 250,047
Samsung Electronics Co. Ltd., GDR ...... 1,278 1,583,907
1,833,954
Textiles, Apparel & Luxury Goods — 0.4%
Kering SA ........................ 3,074 1,918,043
Li Ning Co. Ltd. .................... 96,500 953,967
LVMH Moet Hennessy Louis Vuitton SE .... 947 826,708
Ralph Lauren Corp., Class A ........... 6,235 772,205
4,470,923
Tobacco — 0.3%
Altria Group, Inc. ................... 14,115 635,740
British American Tobacco plc ........... 12,610 483,389
Philip Morris International, Inc. .......... 18,894 1,969,511
3,088,640
Trading Companies & Distributors — 0.2%
BOC Aviation Ltd.
(b)(d)(f)
............... 98,300 818,637
Ferguson plc ...................... 10,677 1,504,337
MSC Industrial Direct Co., Inc., Class A .... 3,960 327,492
2,650,466
Transportation Infrastructure — 0.7%
Aena SME SA
(b)(c)(d)
................. 8,595 1,291,389
Aeroports de Paris
(c)
................. 1,337 207,419
Atlas Arteria Ltd.
(g)
.................. 102,342 497,733
Auckland International Airport Ltd.
(c)
...... 74,031 407,433
Flughafen Zurich AG (Registered)
(c)
....... 3,893 709,281
Fraport AG Frankfurt Airport Services
Worldwide
(c)
.................... 10,373 590,340
Getlink SE ....................... 13,411 226,831
Grupo Aeroportuario del Pacifico SAB de CV,
Class B ....................... 63,040 1,085,779
Hamburger Hafen und Logistik AG ....... 3,392 47,906
Japan Airport Terminal Co. Ltd.
(c)
........ 3,100 161,586
Jiangsu Expressway Co. Ltd., Class H .... 856,000 843,058
Salik Co. PJSC
(c)
................... 225,052 154,401
Transurban Group
(g)
................. 223,591 2,192,119
8,415,275
Water Utilities — 0.0%
American Water Works Co., Inc. ......... 382 59,779
Severn Trent plc ................... 12,561 437,134
496,913
Wireless Telecommunication Services — 0.2%
KDDI Corp. ....................... 31,300 977,920
Rogers Communications, Inc., Class B .... 11,256 547,255
Security
Shares
Shares Value
Wireless Telecommunication Services (continued)
Vodafone Group plc ................. 636,910 $ 734,876
2,260,051
Total Common Stocks — 23.0%
(Cost: $268,314,499) ............................. 280,130,470
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.9%
Bombardier, Inc.
(b)
7.50%, 03/15/25 ................. USD 25 25,031
7.13%, 06/15/26 ................. 1,225 1,222,072
7.88%, 04/15/27 ................. 1,021 1,020,130
6.00%, 02/15/28 ................. 410 388,837
7.45%, 05/01/34 ................. 372 376,698
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
600 491,628
Rolls-Royce plc, 5.75%, 10/15/27
(b)
...... 1,058 1,028,905
Spirit AeroSystems , Inc.
(b)
7.50%, 04/15/25 ................. 48 48,165
9.38%, 11/30/29 ................. 414 449,923
TransDigm , Inc.
8.00%, 12/15/25
(b)
................ 1,610 1,641,540
6.25%, 03/15/26
(b)
................ 2,993 2,991,946
6.38%, 06/15/26 ................. 46 45,424
7.50%, 03/15/27 ................. 69 69,537
4.63%, 01/15/29 ................. 385 347,332
4.88%, 05/01/29 ................. 246 221,967
Triumph Group, Inc., 8.88%, 06/01/24
(b)
... 560 568,400
Wesco Aircraft Holdings, Inc., 9.00%,
11/15/26
(b)
.................... 84 56,700
10,994,235
Airlines — 0.5%
Air Canada, 3.88%, 08/15/26
(b)
......... 451 417,174
Allegiant Travel Co., 7.25%, 08/15/27
(b)
... 106 103,627
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................ 997 1,109,716
5.50%, 04/20/26 ................. 143 139,791
5.75%, 04/20/29 ................. 1,246 1,205,449
Avianca Midco 2 plc, 9.00%, 12/01/28
(b)
... 254 190,617
Azul Investments LLP, 7.25%, 06/15/26
(b)
.. 200 120,538
Gol Finance SA
(b)
7.00%, 01/31/25 ................. 260 133,949
8.00%, 06/30/26 ................. 218 149,166
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... 191 182,403
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
586 591,941
Spirit Loyalty Cayman Ltd.
8.00%, 09/20/25
(b)
................ 146 149,784
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 29 28,200
Series 2020-1, Class A, 5.88%, 10/15/27 321 324,488
United Airlines, Inc.
(b)
4.38%, 04/15/26 ................. 357 338,913
4.63%, 04/15/29 ................. 992 904,813
6,090,569
Auto Components — 0.6%
Clarios Global LP
(b)
6.75%, 05/15/25 ................. 288 289,748
6.25%, 05/15/26 ................. 1,418 1,408,641
8.50%, 05/15/27 ................. 3,070 3,057,757
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... 219 201,660

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Auto Components (continued)
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 ................. USD 121 $ 124,893
5.00%, 07/15/29 ................. 77 67,832
5.63%, 04/30/33 ................. 39 33,345
Icahn Enterprises LP
6.25%, 05/15/26 ................. 277 273,262
5.25%, 05/15/27 ................. 1,189 1,107,072
4.38%, 02/01/29 ................. 167 145,425
6,709,635
Automobiles — 0.0%
TML Holdings Pte. Ltd., 4.35%, 06/09/26
(d)
. 300 275,025
Banks — 1.4%
Banco Mercantil del Norte SA, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.64%), 5.88%
(a)(b)(h)
......... 217 200,088
Bangkok Bank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
1.90%), 3.73%, 09/25/34
(a)(d)
......... 612 538,560
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.47%), 7.13%, 07/18/33
(a)(b)(d)
......
231 237,352
Bank of East Asia Ltd. (The), (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.53%), 5.83%
(a)(d)(h)
......... 500 475,000
Barclays plc
(a)(h)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13% ...................... 1,650 1,575,733
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%),
8.00% ...................... 1,265 1,270,250
BNP Paribas SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
3.34%), 4.63%
(a)(b)(h)
.............. 825 674,857
Burgan Bank SAK, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.01%), 5.75%
(a)(d)(h)
.............. 200 184,413
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.86%), 5.70%
(a)(d)(h)
............. 250 244,500
Credit Agricole SA, (USD Swap Semi 5 Year +
6.19%), 8.13%
(a)(b)(h)
.............. 675 695,783
Danske Bank A/S, (US Treasury Yield Curve
Rate T Note Constant Maturity 7 Year +
4.13%), 7.00%
(a)(d)(h)
.............. 1,805 1,750,958
Grupo Aval Ltd., 4.38%, 02/04/30
(b)
...... 648 533,758
HDFC Bank Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.93%), 3.70%
(a)(d)(h)
.............. 300 261,750
HSBC Holdings plc
(a)(h)
(USD Swap Rate 5 Year + 4.37%), 6.38% 718 708,666
(USD Swap Rate 5 Year + 3.75%), 6.00% 487 467,715
Intercorp Peru Ltd., 3.88%, 08/15/29
(b)
.... 317 266,478
JPMorgan Chase & Co., Series W, (LIBOR
USD 3 Month + 1.00%), 5.61%, 05/15/47
(a)
1,492 1,178,680
Kasikornbank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.94%), 5.28%
(a)(d)(h)
.............. 424 409,160
Lloyds Banking Group plc
(a)(h)
(USD Swap Semi 5 Year + 4.50%), 7.50% 380 376,295
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.75% ...................... 485 473,536
Security
Par (000)
Par (000) Value
Banks (continued)
Nordea Bank Abp
(a)(b)(h)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63% ...................... USD 1,075 $ 1,060,218
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%),
3.75% ...................... 560 442,964
Societe Generale SA, (USD Swap Rate 5 Year
+ 5.87%), 8.00%
(a)(b)(h)
............. 1,050 1,063,125
Standard Chartered plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.14%), 4.30%
(a)(b)(h)
............. 850 727,940
TMBThanachart Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.26%), 4.90%
(a)(d)(h)
............. 400 377,500
Toronto-Dominion Bank (The), (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.08%), 8.13%, 10/31/82
(a)
..... 1,162 1,233,173
17,428,452
Building Products — 0.2%
(b)
Advanced Drainage Systems, Inc., 5.00%,
09/30/27 ..................... 93 88,524
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28 ..................... 155 145,739
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28 ................. 66 60,756
9.75%, 07/15/28 ................. 73 69,225
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28 ..................... 836 763,285
Standard Industries, Inc.
4.75%, 01/15/28 ................. 526 492,941
4.38%, 07/15/30 ................. 187 159,861
3.38%, 01/15/31 ................. 13 10,324
Summit Materials LLC, 5.25%, 01/15/29 ... 128 120,191
1,910,846
Capital Markets — 0.4%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
.................... 135 139,289
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(b)
73 64,787
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... 165 148,464
Huarong Finance 2017 Co. Ltd., 4.75%,
04/27/27
(d)
.................... 200 180,725
MSCI, Inc., 3.63%, 09/01/30
(b)
......... 29 25,242
OWL Rock Core Income Corp.
5.50%, 03/21/25 ................. 159 155,234
7.75%, 09/16/27
(b)
................ 179 180,354
State Street Corp., (LIBOR USD 3 Month +
1.00%), 5.77%, 06/15/47
(a)
.......... 3,250 2,707,184
SURA Asset Management SA, 4.88%,
04/17/24
(d)
.................... 451 445,729
UBS Group AG
(a)(h)
(USD Swap Semi 5 Year + 4.34%), 7.00%
(b)
351 348,796
(USD Swap Semi 5 Year + 4.87%), 7.00%
(d)
677 681,942
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%),
4.38%
(b)
..................... 430 352,557
5,430,303
Chemicals — 0.8%
Alpek SAB de CV, 3.25%, 02/25/31
(b)
..... 379 315,707
Avient Corp., 7.13%, 08/01/30
(b)
........ 154 155,147
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 ................. 464 438,480
3.38%, 02/15/29 ................. 364 313,040

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Chemicals (continued)
Braskem Idesa SAPI, 6.99%, 02/20/32
(b)
... USD 450 $ 331,020
Braskem Netherlands Finance BV, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 8.22%), 8.50%, 01/23/81
(a)
(b)
.........................
200 204,225
Chemours Co. (The), 5.75%, 11/15/28
(b)
... 71 64,699
Diamond BC BV, 4.63%, 10/01/29
(b)
...... 568 477,796
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 1,586 1,403,610
Equate Petrochemical BV
4.25%, 11/03/26
(d)
................ 230 224,503
2.63%, 04/28/28
(b)
................ 200 177,725
Gates Global LLC, 6.25%, 01/15/26
(b)
..... 226 222,573
HB Fuller Co., 4.25%, 10/15/28 ........ 361 319,485
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.. 600 488,359
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... 470 419,964
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)(b)
281 213,647
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
.. 107 87,804
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
65 59,442
Pearl Holding II Ltd., 0.00%,
(d)(h)
........ 95 123
Pearl Holding III Ltd., 9.00%, 10/22/25
(d)
... 76 26,381
Sasol Financing USA LLC
4.38%, 09/18/26 ................. 200 184,020
6.50%, 09/27/28 ................. 255 244,800
5.50%, 03/18/31 ................. 270 234,873
SCIL IV LLC, 5.38%, 11/01/26
(b)
........ 200 183,312
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
.................... 450 369,000
UPL Corp. Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.87%),
5.25%
(a)(d)(h)
................... 210 153,536
WR Grace Holdings LLC
(b)
4.88%, 06/15/27 ................. 480 445,344
5.63%, 08/15/29 ................. 1,646 1,371,941
9,130,556
Commercial Services & Supplies — 1.0%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
378 337,312
Allied Universal Holdco LLC
(b)
6.63%, 07/15/26 ................. 2,199 2,117,087
9.75%, 07/15/27 ................. 1,538 1,468,790
4.63%, 06/01/28 ................. 1,179 1,014,234
6.00%, 06/01/29 ................. 658 529,427
APi Group DE, Inc.
(b)
4.13%, 07/15/29 ................. 108 93,490
4.75%, 10/15/29 ................. 82 73,114
APX Group, Inc.
(b)
6.75%, 02/15/27 ................. 630 617,406
5.75%, 07/15/29 ................. 334 288,932
Aramark Services, Inc.
(b)
6.38%, 05/01/25 ................. 184 184,046
5.00%, 02/01/28 ................. 1,056 995,280
Covanta Holding Corp.
4.88%, 12/01/29
(b)
................ 123 107,471
5.00%, 09/01/30 ................. 49 41,690
Garda World Security Corp., 7.75%, 02/15/28
(b)
177 179,434
GFL Environmental, Inc.
(b)
5.13%, 12/15/26 ................. 329 320,035
4.00%, 08/01/28 ................. 771 684,455
4.75%, 06/15/29 ................. 249 224,732
4.38%, 08/15/29 ................. 151 133,910
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... 68 62,658
Madison IAQ LLC, 5.88%, 06/30/29
(b)
..... 752 596,516
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
. 154 149,693
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC
(b)
5.75%, 04/15/26 ................. USD 208 $ 203,848
6.25%, 01/15/28 ................. 1,087 1,030,911
Tuspark Forward Ltd., 7.95%, 05/13/24
(d)
.. 120 24,960
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... 994 924,420
12,403,851
Communications Equipment — 0.2%
Ciena Corp., 4.00%, 01/31/30
(b)
........ 97 84,875
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 657 622,199
CommScope , Inc.
(b)
6.00%, 03/01/26 ................. 485 464,315
8.25%, 03/01/27 ................. 229 194,776
7.13%, 07/01/28 ................. 322 252,239
4.75%, 09/01/29 ................. 429 357,082
Nokia OYJ, 6.63%, 05/15/39 .......... 98 99,857
Viasat , Inc.
(b)
5.63%, 09/15/25 ................. 225 211,500
6.50%, 07/15/28 ................. 190 152,479
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
... 138 120,405
2,559,727
Construction & Engineering — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
.................... 205 202,309
Arcosa, Inc., 4.38%, 04/15/29
(b)
........ 308 275,440
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.. 79 70,725
HTA Group Ltd., 7.00%, 12/18/25
(b)
...... 405 380,523
MasTec, Inc., 4.50%, 08/15/28
(b)
........ 72 66,740
Mexico City Airport Trust, 5.50%, 07/31/47
(d)
270 217,566
1,213,303
Consumer Finance — 0.2%
ASG Finance DAC, 7.88%, 12/03/24
(b)
.... 262 254,140
Ford Motor Credit Co. LLC
5.13%, 06/16/25 ................. 319 313,535
5.11%, 05/03/29 ................. 200 189,542
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(i)
...... 239 211,627
Muthoot Finance Ltd., 4.40%, 09/02/23
(d)
.. 212 208,025
Navient Corp.
6.13%, 03/25/24 ................. 66 65,845
5.50%, 03/15/29 ................. 169 149,565
OneMain Finance Corp.
6.88%, 03/15/25 ................. 362 360,863
7.13%, 03/15/26 ................. 110 109,280
6.63%, 01/15/28 ................. 290 282,538
5.38%, 11/15/29 ................. 81 70,924
4.00%, 09/15/30 ................. 83 66,188
VistaJet Malta Finance plc, 6.38%, 02/01/30
(b)
122 107,592
2,389,664
Containers & Packaging — 0.9%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... 732 574,453
Ardagh Metal Packaging Finance USA LLC
(b)
6.00%, 06/15/27 ................. 616 614,275
4.00%, 09/01/29 ................. 1,825 1,509,020
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................. 1,024 1,006,710
8.75%, 04/15/30 ................. 658 581,529
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 16 16,713
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
15 13,110
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
... 260 211,900
LABL, Inc., 5.88%, 11/01/28
(b)
......... 219 197,921
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24
(b)
................ 583 582,592

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
7.88%, 08/15/26 ................. USD 2,357 $ 2,377,624
Trivium Packaging Finance BV
(b)(j)
5.50%, 08/15/26 ................. 652 625,881
8.50%, 08/15/27 ................. 2,117 2,036,004
10,347,732
Distributors — 0.0%
(b)
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 170 159,252
Resideo Funding, Inc., 4.00%, 09/01/29 ... 45 37,320
196,572
Diversified Consumer Services — 0.2%
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
.. 113 96,333
Service Corp. International, 3.38%, 08/15/30 42 35,294
Sotheby's
(b)
7.38%, 10/15/27 ................. 1,492 1,433,025
5.88%, 06/01/29 ................. 600 513,138
2,077,790
Diversified Financial Services — 0.4%
(b)
Jefferies Finance LLC, 5.00%, 08/15/28 ... 267 226,455
Operadora de Servicios Mega SA de CV Sofom
ER, 8.25%, 02/11/25 ............. 345 179,095
Sabre GLBL, Inc.
9.25%, 04/15/25 ................. 353 362,162
7.38%, 09/01/25 ................. 161 157,920
11.25%, 12/15/27 ................ 143 151,580
Shift4 Payments LLC, 4.63%, 11/01/26 .... 745 705,545
Verscend Escrow Corp., 9.75%, 08/15/26 .. 2,491 2,499,662
4,282,419
Diversified Telecommunication Services — 1.4%
Altice France Holding SA, 10.50%, 05/15/27
(b)
1,320 1,133,550
Altice France SA
(b)
8.13%, 02/01/27 ................. 226 211,862
5.13%, 01/15/29 ................. 447 350,341
5.13%, 07/15/29 ................. 505 396,384
CCO Holdings LLC
5.00%, 02/01/28
(b)
................ 43 40,151
4.75%, 03/01/30
(b)
................ 245 214,079
4.50%, 08/15/30
(b)
................ 384 328,113
4.25%, 02/01/31
(b)
................ 321 267,409
4.75%, 02/01/32
(b)
................ 347 294,950
4.50%, 05/01/32 ................. 365 302,037
4.50%, 06/01/33
(b)
................ 254 206,375
4.25%, 01/15/34
(b)
................ 1,089 848,930
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... 564 459,459
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. 217 207,218
5.00%, 05/01/28 ................. 1,643 1,493,733
6.75%, 05/01/29 ................. 301 258,107
6.00%, 01/15/30 ................. 260 213,572
8.75%, 05/15/30 ................. 244 252,845
IHS Holding Ltd., 6.25%, 11/29/28
(b)
...... 370 302,869
Iliad Holding SASU
(b)
6.50%, 10/15/26 ................. 1,523 1,442,213
7.00%, 10/15/28 ................. 841 789,850
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. 161 139,341
4.63%, 09/15/27 ................. 76 64,380
4.25%, 07/01/28 ................. 135 106,986
3.63%, 01/15/29 ................. 274 203,856
3.75%, 07/15/29 ................. 274 200,305
3.88%, 11/15/29 ................. 221 179,213
Lumen Technologies, Inc.
(b)
4.00%, 02/15/27 ................. 1,003 845,782
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
4.50%, 01/15/29 ................. USD 468 $ 314,730
5.38%, 06/15/29 ................. 78 54,033
Network i2i Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.27%),
5.65%
(a)(d)(h)
................... 464 446,397
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK),
07/27/25
(i)
.................... 262 26,331
Sprint Capital Corp.
6.88%, 11/15/28 ................. 137 146,568
8.75%, 03/15/32 ................. 484 597,740
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 45 38,260
6.00%, 09/30/34 ................. 991 795,164
7.20%, 07/18/36 ................. 21 17,840
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 ................. 2,284 1,816,008
6.13%, 03/01/28 ................. 2,057 1,414,188
17,421,169
Electric Utilities — 0.4%
AES Panama Generation Holdings SRL,
4.38%, 05/31/30
(d)
............... 270 240,351
Duke Energy Corp., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.32%), 3.25%, 01/15/82
(a)
.......... 1,425 1,164,308
FEL Energy VI SARL, 5.75%, 12/01/40
(d)
... 434 376,528
Genneia SA, 8.75%, 09/02/27
(b)
........ 261 252,550
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(d)
.................... 324 288,117
NextEra Energy Capital Holdings, Inc., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.55%), 3.80%, 03/15/82
(a)
1,898 1,658,109
Oryx Funding Ltd., 5.80%, 02/03/31
(b)
..... 200 196,850
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 420 385,350
Vistra Operations Co. LLC
(b)
5.50%, 09/01/26 ................. 217 211,346
4.38%, 05/01/29 ................. 124 109,038
4,882,547
Electrical Equipment — 0.1%
Vertiv Group Corp., 4.13%, 11/15/28
(b)
.... 808 700,649
Electronic Equipment, Instruments & Components — 0.1%
Coherent Corp., 5.00%, 12/15/29
(b)
...... 808 733,788
Energy Equipment & Services — 0.6%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. 498 488,040
6.25%, 04/01/28 ................. 536 509,200
Enerflex Ltd., 9.00%, 10/15/27
(b)
........ 184 187,408
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 ................. 112 108,920
7.50%, 01/15/28 ................. 350 333,623
Nabors Industries, Inc.
5.75%, 02/01/25 ................. 568 550,707
7.38%, 05/15/27
(b)
................ 501 501,652
Precision Drilling Corp., 6.88%, 01/15/29
(b)
. 8 7,706
Tervita Corp., 11.00%, 12/01/25
(b)
....... 60 65,025
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
.................... 156 161,884
Transocean, Inc.
(b)
7.50%, 01/15/26 ................. 200 188,000
11.50%, 01/30/27 ................ 177 184,691
8.75%, 02/15/30 ................. 801 825,831
USA Compression Partners LP
6.88%, 04/01/26 ................. 1,201 1,178,721

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
6.88%, 09/01/27 ................. USD 1,166 $ 1,131,020
Weatherford International Ltd.
(b)
11.00%, 12/01/24 ................ 6 6,165
6.50%, 09/15/28 ................. 262 260,690
8.63%, 04/30/30 ................. 324 327,049
7,016,332
Entertainment — 0.2%
(b)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 714 464,100
Live Nation Entertainment, Inc.
4.88%, 11/01/24 ................. 19 18,452
6.50%, 05/15/27 ................. 918 923,084
4.75%, 10/15/27 ................. 818 756,650
3.75%, 01/15/28 ................. 79 70,285
2,232,571
Equity Real Estate Investment Trusts (REITs) — 0.2%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 145 127,300
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 128 113,600
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
...... 236 204,612
Iron Mountain, Inc.
(b)
5.25%, 07/15/30 ................. 226 204,516
5.63%, 07/15/32 ................. 282 253,782
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24
(d)
. 450 337,500
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 829 776,461
4.50%, 02/15/29
(b)
................ 367 326,191
RLJ Lodging Trust LP, 4.00%, 09/15/29
(b)
.. 80 67,096
SBA Communications Corp., 3.13%, 02/01/29 135 114,370
Trust Fibra Uno, 5.25%, 01/30/26
(b)
...... 200 194,625
VICI Properties LP, 4.63%, 06/15/25
(b)
.... 16 15,485
2,735,538
Food & Staples Retailing — 0.1%
(b)
Albertsons Cos., Inc.
5.88%, 02/15/28 ................. 467 456,493
4.88%, 02/15/30 ................. 10 9,198
Performance Food Group, Inc., 4.25%,
08/01/29 ..................... 618 551,410
United Natural Foods, Inc., 6.75%, 10/15/28 54 52,110
US Foods, Inc.
6.25%, 04/15/25 ................. 64 64,116
4.75%, 02/15/29 ................. 202 184,788
4.63%, 06/01/30 ................. 483 432,385
1,750,500
Food Products — 0.3%
BRF SA, 4.88%, 01/24/30
(d)
........... 296 249,436
Chobani LLC
(b)
7.50%, 04/15/25 ................. 1,228 1,204,582
4.63%, 11/15/28 ................. 701 639,663
Frigorifico Concepcion SA, 7.70%, 07/21/28
(b)
200 160,350
Grupo Bimbo SAB de CV
(a)(h)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.28%),
5.95%
(b)
..................... 200 198,965
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.28%),
5.95%
(d)
..................... 200 198,965
Kraft Heinz Foods Co.
4.88%, 10/01/49 ................. 14 13,094
5.50%, 06/01/50 ................. 91 92,874
Lamb Weston Holdings, Inc., 4.38%, 01/31/32
(b)
218 195,234
Post Holdings, Inc.
(b)
5.50%, 12/15/29 ................. 34 31,531
Security
Par (000)
Par (000) Value
Food Products (continued)
4.63%, 04/15/30 ................. USD 12 $ 10,560
4.50%, 09/15/31 ................. 83 71,587
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. 95 80,544
3,147,385
Gas Utilities — 0.0%
(b)
Promigas SA ESP, 3.75%, 10/16/29 ...... 400 331,660
Suburban Propane Partners LP, 5.00%,
06/01/31 ..................... 79 68,728
400,388
Health Care Equipment & Supplies — 0.2%
(b)
Avantor Funding, Inc.
4.63%, 07/15/28 ................. 454 427,936
3.88%, 11/01/29 ................. 275 241,741
Embecta Corp., 6.75%, 02/15/30 ....... 74 66,585
Garden Spinco Corp., 8.63%, 07/20/30 ... 180 192,600
Medline Borrower LP
3.88%, 04/01/29 ................. 27 23,086
5.25%, 10/01/29 ................. 1,488 1,245,880
2,197,828
Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc.
(b)
5.50%, 07/01/28 ................. 74 71,290
5.00%, 04/15/29 ................. 27 25,248
AdaptHealth LLC
(b)
6.13%, 08/01/28 ................. 47 44,462
5.13%, 03/01/30 ................. 22 19,581
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
365 300,280
Cano Health LLC, 6.25%, 10/01/28
(b)
..... 74 47,175
Community Health Systems, Inc.
(b)
5.63%, 03/15/27 ................. 54 47,801
6.00%, 01/15/29 ................. 500 438,875
5.25%, 05/15/30 ................. 902 727,842
4.75%, 02/15/31 ................. 384 293,757
Encompass Health Corp.
4.50%, 02/01/28 ................. 23 21,469
4.75%, 02/01/30 ................. 31 28,417
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 562 503,159
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 ................. 207 201,825
4.38%, 02/15/27 ................. 94 82,250
Option Care Health, Inc., 4.38%, 10/31/29
(b)
. 220 190,041
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 ................. 973 966,189
10.00%, 04/15/27 ................ 120 122,398
Tenet Healthcare Corp.
4.88%, 01/01/26 ................. 502 488,933
6.25%, 02/01/27
(b)
................ 122 117,425
5.13%, 11/01/27 ................. 812 781,550
4.63%, 06/15/28 ................. 48 44,515
6.13%, 10/01/28 ................. 399 373,097
4.25%, 06/01/29 ................. 53 47,191
5,984,770
Hotels, Restaurants & Leisure — 1.6%
1011778 BC ULC, 4.38%, 01/15/28
(b)
..... 10 9,202
Boyd Gaming Corp.
4.75%, 12/01/27 ................. 117 111,228
4.75%, 06/15/31
(b)
................ 405 364,423
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 242 219,272
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ................. 1,045 1,040,975
8.13%, 07/01/27 ................. 1,561 1,584,415
4.63%, 10/15/29 ................. 1,028 878,940

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... USD 502 $ 502,085
Carnival Corp.
(b)
10.50%, 02/01/26 ................ 230 240,559
7.63%, 03/01/26 ................. 67 60,970
5.75%, 03/01/27 ................. 896 743,680
9.88%, 08/01/27 ................. 248 254,820
4.00%, 08/01/28 ................. 506 437,174
6.00%, 05/01/29 ................. 494 390,260
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
.................... 1,807 1,951,560
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... 105 101,587
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(b)
. 502 475,645
Cedar Fair LP
5.50%, 05/01/25
(b)
................ 471 467,570
6.50%, 10/01/28 ................. 139 134,707
Champion Path Holdings Ltd., 4.85%,
01/27/28
(d)
.................... 410 355,368
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 ................. 71 68,859
4.75%, 01/15/28 ................. 680 636,249
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................. 328 289,483
6.75%, 01/15/30 ................. 93 77,190
Fortune Star BVI Ltd.
(d)
6.75%, 07/02/23 ................. 200 194,500
5.05%, 01/27/27 ................. 250 194,531
Hilton Domestic Operating Co., Inc., 3.75%,
05/01/29
(b)
.................... 24 21,315
Life Time, Inc.
(b)
5.75%, 01/15/26 ................. 173 166,257
8.00%, 04/15/26 ................. 205 199,234
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
294 288,385
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
204 161,191
Melco Resorts Finance Ltd.
(d)
5.63%, 07/17/27 ................. 200 181,412
5.38%, 12/04/29 ................. 383 328,423
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
200 190,421
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... 192 168,008
NCL Corp. Ltd.
(b)
5.88%, 03/15/26 ................. 183 158,291
8.38%, 02/01/28 ................. 119 120,908
7.75%, 02/15/29 ................. 40 34,397
NCL Finance Ltd., 6.13%, 03/15/28
(b)
..... 219 177,937
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 ................. 95 68,281
5.88%, 09/01/31 ................. 95 66,297
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 146 135,780
Royal Caribbean Cruises Ltd.
(b)
11.50%, 06/01/25 ................ 126 135,296
4.25%, 07/01/26 ................. 59 51,183
5.50%, 08/31/26 ................. 69 61,752
5.38%, 07/15/27 ................. 111 96,557
11.63%, 08/15/27 ................ 164 174,036
5.50%, 04/01/28 ................. 220 189,200
8.25%, 01/15/29 ................. 172 178,020
9.25%, 01/15/29 ................. 311 328,065
Sands China Ltd.
(j)
2.80%, 03/08/27 ................. 250 218,437
4.88%, 06/18/30 ................. 200 181,000
Scientific Games International, Inc.
(b)
8.63%, 07/01/25 ................. 132 134,475
7.00%, 05/15/28 ................. 92 91,079
7.25%, 11/15/29 ................. 33 33,088
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
USD 217 $ 219,368
Station Casinos LLC
(b)
4.50%, 02/15/28 ................. 154 138,639
4.63%, 12/01/31 ................. 225 189,656
Studio City Finance Ltd., 6.00%, 07/15/25
(d)
. 709 657,597
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 79 79,378
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 59 50,445
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... 59 54,416
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 155 146,425
Wynn Macau Ltd., 5.50%, 01/15/26
(d)
..... 531 496,485
Wynn Resorts Finance LLC
(b)
7.75%, 04/15/25 ................. 106 106,437
5.13%, 10/01/29 ................. 684 610,470
Yum! Brands, Inc., 5.35%, 11/01/43 ...... 115 98,428
18,971,721
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
6.63%, 01/15/28 ................. 30 27,366
4.63%, 08/01/29 ................. 366 305,610
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 ................. 171 135,800
4.88%, 02/15/30 ................. 455 352,608
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
170 154,275
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
.................... 53 48,752
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 130 126,104
KB Home, 7.25%, 07/15/30 ........... 46 45,928
Mattamy Group Corp.
(b)
5.25%, 12/15/27 ................. 74 67,710
4.63%, 03/01/30 ................. 174 146,750
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
283 186,050
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
.................... 7 6,401
Tri Pointe Homes, Inc., 5.70%, 06/15/28 ... 37 34,713
1,638,067
Household Products — 0.0%
Central Garden & Pet Co.
4.13%, 10/15/30 ................. 5 4,251
4.13%, 04/30/31
(b)
................ 160 134,217
Spectrum Brands, Inc.
(b)
5.00%, 10/01/29 ................. 73 64,325
5.50%, 07/15/30 ................. 63 57,225
260,018
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.
(b)
5.25%, 06/01/26 ................. 41 39,654
5.13%, 03/15/28 ................. 955 864,667
4.63%, 02/01/29 ................. 44 38,240
5.00%, 02/01/31 ................. 160 137,105
TransAlta Corp., 7.75%, 11/15/29 ....... 78 80,208
1,159,874
Insurance — 1.1%
Acrisure LLC, 6.00%, 08/01/29
(b)
........ 189 155,925
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................. 841 770,738
6.75%, 10/15/27 ................. 3,154 2,950,031
5.88%, 11/01/29 ................. 982 855,538
Allianz SE
(a)(b)(h)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%),
3.50% ...................... 2,000 1,744,200

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Insurance (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%),
3.20% ...................... USD 1,000 $ 805,100
Ambac Assurance Corp., 5.10%
(b)(h)
...... 4 5,186
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 833 730,678
Asahi Mutual Life Insurance Co., (USD Swap
Semi 5 Year + 4.59%), 6.50%
(a)(d)(h)
..... 200 199,940
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. 225 220,930
HUB International Ltd.
(b)
7.00%, 05/01/26 ................. 1,226 1,213,777
5.63%, 12/01/29 ................. 39 34,900
Jones Deslauriers Insurance Management,
Inc., 10.50%, 12/15/30
(b)
........... 240 243,648
Liberty Mutual Group, Inc., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.32%), 4.13%, 12/15/51
(a)(b)
....... 850 726,750
NFP Corp.
(b)
4.88%, 08/15/28 ................. 1,036 904,148
6.88%, 08/15/28 ................. 1,874 1,620,373
7.50%, 10/01/30 ................. 99 94,355
Ryan Specialty Group LLC, 4.38%, 02/01/30
(b)
126 113,557
13,389,774
Internet & Direct Marketing Retail — 0.0%
Match Group Holdings II LLC
(b)
4.63%, 06/01/28 ................. 100 91,977
5.63%, 02/15/29 ................. 83 78,029
3.63%, 10/01/31 ................. 89 71,422
241,428
IT Services — 0.2%
(b)
Acuris Finance US, Inc., 5.00%, 05/01/28 .. 331 270,397
Ahead DB Holdings LLC, 6.63%, 05/01/28 . 131 110,695
Arches Buyer, Inc., 4.25%, 06/01/28 ..... 83 69,720
Booz Allen Hamilton, Inc., 4.00%, 07/01/29 . 378 338,782
CA Magnum Holdings, 5.38%, 10/31/26 ... 512 471,040
Cablevision Lightpath LLC
3.88%, 09/15/27 ................. 200 169,996
5.63%, 09/15/28 ................. 400 307,000
ION Trading Technologies SARL, 5.75%,
05/15/28 ..................... 200 171,250
Northwest Fiber LLC
4.75%, 04/30/27 ................. 487 441,987
6.00%, 02/15/28 ................. 438 361,582
10.75%, 06/01/28 ................ 58 54,230
Tempo Acquisition LLC, 5.75%, 06/01/25 .. 57 57,542
2,824,221
Leisure Products — 0.0%
Mattel, Inc.
6.20%, 10/01/40 ................. 108 100,278
5.45%, 11/01/41 ................. 249 213,108
313,386
Life Sciences Tools & Services — 0.0%
Syneos Health, Inc., 3.63%, 01/15/29
(b)
... 8 6,470
Machinery — 0.4%
Chart Industries, Inc.
(b)
7.50%, 01/01/30 ................. 537 549,082
9.50%, 01/01/31 ................. 83 86,610
EnPro Industries, Inc., 5.75%, 10/15/26 ... 65 63,619
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
.. 104 88,637
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(i)
......... 105 97,314
OT Merger Corp., 7.88%, 10/15/29
(b)
..... 94 60,357
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
.................... 100 90,107
Security
Par (000)
Par (000) Value
Machinery (continued)
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
USD 89 $ 90,323
Terex Corp., 5.00%, 05/15/29
(b)
........ 356 332,415
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 1,348 1,275,073
Titan International, Inc., 7.00%, 04/30/28 .. 55 52,980
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(b)
806 716,732
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
1,688 1,562,362
Wabash National Corp., 4.50%, 10/15/28
(b)
. 180 157,943
5,223,554
Marine — 0.0%
Seaspan Corp., 5.50%, 08/01/29
(b)
...... 137 102,962
Media — 1.5%
Altice Financing SA
(b)
5.00%, 01/15/28 ................. 429 364,774
5.75%, 08/15/29 ................. 988 829,827
AMC Networks, Inc., 4.25%, 02/15/29 .... 95 58,544
Block Communications, Inc., 4.88%, 03/01/28
(b)
39 34,320
Cable One, Inc.
0.00%, 03/15/26
(k)(l)
............... 78 62,673
4.00%, 11/15/30
(b)
................ 80 65,962
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 247 240,415
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 ................. 1,991 1,805,767
7.75%, 04/15/28 ................. 931 792,030
7.50%, 06/01/29 ................. 1,050 855,750
CMG Media Corp., 8.88%, 12/15/27
(b)
.... 563 439,140
CSC Holdings LLC
5.25%, 06/01/24 ................. 30 29,365
6.50%, 02/01/29
(b)
................ 290 250,902
4.13%, 12/01/30
(b)
................ 974 720,049
4.50%, 11/15/31
(b)
................ 585 430,841
Directv Financing LLC, 5.88%, 08/15/27
(b)
.. 626 567,034
DISH DBS Corp.
5.25%, 12/01/26
(b)
................ 1,612 1,389,343
5.75%, 12/01/28
(b)
................ 551 450,819
5.13%, 06/01/29 ................. 297 188,859
DISH Network Corp., 11.75%, 11/15/27
(b)
.. 492 511,286
LCPR Senior Secured Financing DAC
(b)
6.75%, 10/15/27 ................. 1,078 1,050,295
5.13%, 07/15/29 ................. 212 186,560
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 802 737,730
4.25%, 01/15/29 ................. 34 29,228
4.63%, 03/15/30 ................. 47 40,369
Paramount Global, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.00%), 6.38%, 03/30/62
(a)
.......... 431 376,035
Radiate Holdco LLC
(b)
4.50%, 09/15/26 ................. 611 467,885
6.50%, 09/15/28 ................. 1,347 701,774
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... 958 761,610
Sirius XM Radio, Inc.
(b)
5.00%, 08/01/27 ................. 433 409,726
4.00%, 07/15/28 ................. 264 234,986
3.88%, 09/01/31 ................. 399 328,928
Stagwell Global LLC, 5.63%, 08/15/29
(b)
... 83 72,729
Univision Communications, Inc.
(b)
5.13%, 02/15/25 ................. 349 340,013
6.63%, 06/01/27 ................. 575 563,500
7.38%, 06/30/30 ................. 185 181,421
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
579 509,387
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... 957 868,573

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Media (continued)
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)
.... USD 513 $ 423,994
Ziggo BV, 4.88%, 01/15/30
(b)
.......... 200 174,208
18,546,651
Metals & Mining — 0.9%
ABJA Investment Co. Pte. Ltd., 5.95%,
07/31/24
(d)
.................... 405 401,963
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ..................... 200 177,000
Arconic Corp., 6.13%, 02/15/28
(b)
....... 657 631,241
ATI, Inc.
4.88%, 10/01/29 ................. 83 75,956
5.13%, 10/01/31 ................. 239 217,191
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 1,702 1,669,304
Carpenter Technology Corp., 7.63%, 03/15/30 183 187,831
Commercial Metals Co., 4.38%, 03/15/32 .. 44 38,599
Constellium SE
(b)
5.88%, 02/15/26 ................. 1,102 1,089,966
5.63%, 06/15/28 ................. 250 237,000
3.75%, 04/15/29 ................. 436 370,796
ERO Copper Corp., 6.50%, 02/15/30
(b)
.... 149 126,743
Freeport Indonesia PT, 4.76%, 04/14/27
(d)
.. 464 450,131
Kaiser Aluminum Corp.
(b)
4.63%, 03/01/28 ................. 133 121,429
4.50%, 06/01/31 ................. 399 337,399
Metinvest BV, 8.50%, 04/23/26
(d)
........ 246 129,765
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 586 543,692
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 723 654,546
4.75%, 01/30/30 ................. 903 817,215
3.88%, 08/15/31 ................. 990 835,560
Periama Holdings LLC, 5.95%, 04/19/26
(d)
.. 365 350,354
POSCO
(b)
5.63%, 01/17/26 ................. 200 202,370
5.75%, 01/17/28 ................. 200 205,840
Stillwater Mining Co., 4.00%, 11/16/26
(d)
... 503 465,275
Vedanta Resources Finance II plc
13.88%, 01/21/24
(d)
............... 484 428,128
8.95%, 03/11/25
(d)
................ 200 156,500
8.95%, 03/11/25
(b)
................ 282 220,665
11,142,459
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 4.38%,
01/15/27
(b)
.................... 72 64,620
Multiline Retail — 0.0%
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
.. 359 342,796
Oil, Gas & Consumable Fuels — 2.5%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 626 622,870
AI Candelaria Spain SA, 7.50%, 12/15/28
(d)
. 235 223,646
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 ................. 132 128,040
5.75%, 01/15/28 ................. 33 31,556
5.38%, 06/15/29 ................. 169 156,959
Antero Resources Corp., 7.63%, 02/01/29
(b)
. 50 51,130
Apache Corp.
4.25%, 01/15/30 ................. 168 153,693
5.10%, 09/01/40 ................. 102 89,071
5.35%, 07/01/49 ................. 36 29,783
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................. 421 518,883
5.88%, 06/30/29 ................. 1,074 945,388
BP Capital Markets plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 4.40%), 4.88%
(a)(h)
.............. 675 630,281
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Buckeye Partners LP
4.13%, 03/01/25
(b)
................ USD 7 $ 6,650
5.85%, 11/15/43 ................. 93 71,145
5.60%, 10/15/44 ................. 62 47,281
Callon Petroleum Co.
6.38%, 07/01/26 ................. 318 306,282
8.00%, 08/01/28
(b)
................ 967 966,478
7.50%, 06/15/30
(b)
................ 507 490,522
Cheniere Energy Partners LP, 4.50%, 10/01/29 487 456,864
Chesapeake Energy Corp.
(b)
5.88%, 02/01/29 ................. 21 20,110
6.75%, 04/15/29 ................. 482 475,276
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 ................. 171 169,560
6.38%, 06/15/26 ................. 392 384,107
Civitas Resources, Inc., 5.00%, 10/15/26
(b)
. 72 67,140
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
85 71,921
CNX Resources Corp.
(b)
6.00%, 01/15/29 ................. 59 54,161
7.38%, 01/15/31 ................. 182 176,993
Colgate Energy Partners III LLC
(b)
7.75%, 02/15/26 ................. 140 139,916
5.88%, 07/01/29 ................. 399 373,984
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 ................. 475 438,188
5.88%, 01/15/30 ................. 391 335,282
Continuum Energy Levanter Pte. Ltd., 4.50%,
02/09/27
(d)
.................... 213 190,501
CQP Holdco LP, 5.50%, 06/15/31
(b)
...... 1,380 1,256,649
Crescent Energy Finance LLC
(b)
7.25%, 05/01/26 ................. 545 523,200
9.25%, 02/15/28 ................. 159 158,754
Crestwood Midstream Partners LP
(b)
5.63%, 05/01/27 ................. 41 39,184
6.00%, 02/01/29 ................. 81 76,842
8.00%, 04/01/29 ................. 32 32,479
CrownRock LP
(b)
5.63%, 10/15/25 ................. 1,257 1,225,575
5.00%, 05/01/29 ................. 29 26,563
DCP Midstream Operating LP
(b)
6.75%, 09/15/37 ................. 195 213,613
(LIBOR USD 3 Month + 3.85%), 5.85%,
05/21/43
(a)
................... 150 148,125
DT Midstream, Inc.
(b)
4.13%, 06/15/29 ................. 313 274,658
4.38%, 06/15/31 ................. 513 448,732
Earthstone Energy Holdings LLC, 8.00%,
04/15/27
(b)
.................... 328 319,800
EIG Pearl Holdings SARL, 3.55%, 08/31/36
(b)
511 442,015
Enbridge, Inc., Series 16-A, (LIBOR USD 3
Month + 3.89%), 6.00%, 01/15/77
(a)
.... 750 712,643
EnLink Midstream LLC
5.63%, 01/15/28
(b)
................ 910 889,525
5.38%, 06/01/29 ................. 31 29,878
EnLink Midstream Partners LP
4.85%, 07/15/26 ................. 17 16,483
5.60%, 04/01/44 ................. 121 101,348
5.05%, 04/01/45 ................. 32 25,157
5.45%, 06/01/47 ................. 46 38,264
EnQuest plc, 11.63%, 11/01/27
(b)
....... 200 196,540
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................ 63 62,024
4.13%, 12/01/26 ................. 16 14,474
6.50%, 07/01/27
(b)
................ 337 330,937
7.50%, 06/01/30
(b)
................ 74 73,908

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Genesis Energy LP
6.50%, 10/01/25 ................. USD 53 $ 52,073
7.75%, 02/01/28 ................. 82 79,243
8.88%, 04/15/30 ................. 140 142,275
Greenko Solar Mauritius Ltd.
(d)
5.55%, 01/29/25 ................. 200 190,000
5.95%, 07/29/26 ................. 200 186,000
Greenko Wind Projects Mauritius Ltd., 5.50%,
04/06/25
(d)
.................... 300 282,431
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 36 35,174
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 40 39,350
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
.................... 197 172,534
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 ................. 52 49,947
5.75%, 02/01/29 ................. 112 104,160
6.00%, 04/15/30 ................. 7 6,508
6.00%, 02/01/31 ................. 12 11,096
6.25%, 04/15/32 ................. 5 4,615
India Green Energy Holdings, 5.38%,
04/29/24
(d)
.................... 250 241,875
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 282 244,987
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)(d)
.. 191 190,224
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
.................... 35 33,862
Matador Resources Co., 5.88%, 09/15/26 .. 133 130,822
MC Brazil Downstream Trading SARL
7.25%, 06/30/31
(d)
................ 387 337,105
7.25%, 06/30/31
(b)
................ 251 219,119
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26
(d)
400 397,400
Murphy Oil Corp., 6.13%, 12/01/42
(j)
..... 11 9,001
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 ................. 785 750,959
6.50%, 09/30/26 ................. 1,307 1,202,649
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
132 125,355
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
.... 174 195,258
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(b)
. 826 822,762
NuStar Logistics LP
5.75%, 10/01/25 ................. 69 68,276
6.00%, 06/01/26 ................. 82 80,304
6.38%, 10/01/30 ................. 17 16,376
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. 17 17,308
8.88%, 07/15/30 ................. 63 74,183
6.63%, 09/01/30 ................. 539 572,228
7.50%, 05/01/31 ................. 44 48,950
6.45%, 09/15/36 ................. 14 14,723
6.20%, 03/15/40 ................. 819 827,566
6.60%, 03/15/46 ................. 16 17,038
Parkland Corp., 5.88%, 07/15/27
(b)
...... 118 113,197
PDC Energy, Inc., 6.13%, 09/15/24 ...... 25 24,859
Permian Resources Operating LLC, 6.88%,
04/01/27
(b)
.................... 238 233,214
Puma International Financing SA, 5.00%,
01/24/26
(b)
.................... 350 321,090
Range Resources Corp., 4.88%, 05/15/25 .. 49 47,273
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. 295 280,616
SCC Power plc
(b)( i )
8.00%, (8.00% Cash or 8.00% PIK),
12/31/28 .................... 531 160,088
4.00%, (4.00% Cash or 4.00% PIK),
05/17/32 .................... 288 9,361
SM Energy Co.
5.63%, 06/01/25 ................. 60 58,800
6.75%, 09/15/26 ................. 115 113,201
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.63%, 01/15/27 ................. USD 16 $ 15,549
6.50%, 07/15/28 ................. 39 37,098
Southwestern Energy Co.
5.38%, 02/01/29 ................. 473 444,452
4.75%, 02/01/32 ................. 150 132,228
Sunoco LP, 6.00%, 04/15/27 .......... 4 3,998
Tallgrass Energy Partners LP
(b)
6.00%, 03/01/27 ................. 31 29,391
6.00%, 12/31/30 ................. 21 19,127
6.00%, 09/01/31 ................. 102 91,800
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
1,313 1,242,754
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 ................. 658 585,620
4.13%, 08/15/31 ................. 484 429,095
3.88%, 11/01/33 ................. 630 535,154
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
.. 148 136,530
Western Midstream Operating LP
5.45%, 04/01/44 ................. 129 113,547
5.30%, 03/01/48 ................. 402 351,750
5.50%, 08/15/48 ................. 51 44,311
5.50%, 02/01/50
(j)
................ 983 852,752
30,921,622
Paper & Forest Products — 0.0%
Suzano Austria GmbH
3.75%, 01/15/31 ................. 258 220,087
Series DM3N, 3.13%, 01/15/32 ....... 344 273,480
493,567
Pharmaceuticals — 0.2%
Cheplapharm Arzneimittel GmbH, 5.50%,
01/15/28
(b)
.................... 200 178,512
Elanco Animal Health, Inc., 6.40%, 08/28/28
(j)
301 293,836
Jazz Securities DAC, 4.38%, 01/15/29
(b)
... 403 367,673
Organon & Co., 5.13%, 04/30/31
(b)
...... 1,248 1,126,682
Teva Pharmaceutical Finance Netherlands III
BV
3.15%, 10/01/26 ................. 84 75,363
4.75%, 05/09/27 ................. 200 184,625
2,226,691
Professional Services — 0.1%
(b)
AMN Healthcare, Inc., 4.00%, 04/15/29 ... 56 48,576
CoreLogic, Inc., 4.50%, 05/01/28 ....... 545 433,275
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 436 386,078
Science Applications International Corp.,
4.88%, 04/01/28 ................ 91 85,313
953,242
Real Estate Management & Development — 0.6%
Agile Group Holdings Ltd., 5.75%, 01/02/25
(d)
518 326,340
Arabian Centres Sukuk II Ltd., 5.63%,
10/07/26
(b)
.................... 402 381,096
China Aoyuan Group Ltd.
(c)(d)(m)
7.95%, 02/19/23 ................. 600 63,000
5.98%, 08/18/25 ................. 265 27,162
China Evergrande Group
(c)(d)(m)
11.50%, 01/22/24 ................ 390 40,048
12.00%, 01/22/24 ................ 822 84,255
10.50%, 04/11/24 ................ 250 25,594
CIFI Holdings Group Co. Ltd.
(c)(d)(m)
6.45%, 11/07/24 ................. 411 127,410
6.00%, 07/16/25 ................. 234 71,955
Country Garden Holdings Co. Ltd.
(d)
6.15%, 09/17/25 ................. 200 151,500
3.30%, 01/12/31 ................. 300 172,500
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
............... 449 433,433

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Easy Tactic Ltd., 7.50%, (7.50% Cash or 7.50%
PIK), 07/11/28
(i)
................ USD 484 $ 145,089
Fantasia Holdings Group Co. Ltd.
(c)(d)(m)
11.75%, 04/17/23 ................ 600 103,500
11.88%, 06/01/23 ................ 300 51,750
9.25%, 07/28/23 ................. 600 103,500
12.25%, 10/18/23 ................ 400 69,000
10.88%, 01/09/24 ................ 218 37,605
15.00%, 12/31/49 ................ 400 69,000
Global Prime Capital Pte. Ltd., 5.95%,
01/23/25
(d)
.................... 204 197,217
Howard Hughes Corp. (The)
(b)
5.38%, 08/01/28 ................. 204 188,984
4.13%, 02/01/29 ................. 118 101,895
4.38%, 02/01/31 ................. 78 64,813
JGC Ventures Pte. Ltd., 0.00%, (0.00% Cash or
3.00% PIK), 06/30/25
(i)
............ 7 1,561
KWG Group Holdings Ltd., 5.95%, 08/10/25
(d)
550 211,750
MAF Global Securities Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.54%), 6.38%
(a)(d)(h)
............. 338 333,310
MAF Sukuk Ltd., 4.64%, 05/14/29
(d)
...... 200 198,788
Modern Land China Co. Ltd.
(c)(d)(m)
12.85%, 10/25/21 ................ 200 11,250
9.80%, 04/11/23 ................. 200 11,250
Modernland Overseas Pte. Ltd.
(d)
Series 2, 1.00%, 04/30/27 .......... 12 2,818
3.00%, (3.00% Cash or 3.00% PIK),
04/30/27
(c)( i )(m)
................. 447 85,988
New Metro Global Ltd., 6.80%, 08/05/23
(d)
.. 208 199,680
NWD Finance BVI Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 5.86%), 4.13%
(a)(d)(h)
............. 589 470,758
Powerlong Real Estate Holdings Ltd., 7.13%,
01/15/24
(d)
.................... 190 60,741
Realogy Group LLC
(b)
5.75%, 01/15/29 ................. 287 223,154
5.25%, 04/15/30 ................. 126 94,500
Redsun Properties Group Ltd., 10.50%,
10/03/22
(c)(d)(m)
................. 712 137,060
RKPF Overseas 2019 A Ltd., 6.00%, 09/04/25
(d)
430 374,853
Ronshine China Holdings Ltd., 8.10%,
06/09/23
(c)(d)(m)
................. 200 24,500
Shimao Group Holdings Ltd., 3.45%, 01/11/31
(c)
(d)(m)
........................ 500 106,250
Shui On Development Holding Ltd.
6.15%, 08/24/24
(d)
................ 435 401,641
Sino-Ocean Land Treasure IV Ltd., 2.70%,
01/13/25
(d)
.................... 200 163,375
Sunac China Holdings Ltd.
(c)(d)(m)
7.50%, 02/01/24 ................. 300 85,500
6.65%, 08/03/24 ................. 200 57,000
Theta Capital Pte. Ltd., 8.13%, 01/22/25
(d)
.. 200 172,913
Times China Holdings Ltd., 6.75%, 07/08/25
(c)(d)
(m)
......................... 552 103,500
Wanda Properties International Co. Ltd., 7.25%,
01/29/24
(d)
.................... 250 239,813
Yango Justice International Ltd.
(c)(m)
10.25%, 09/15/22 ................ 250 5,000
8.25%, 11/25/23
(d)
................ 472 9,440
7.88%, 09/04/24
(d)
................ 290 5,800
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24
(d)
330 320,925
Yuzhou Group Holdings Co. Ltd.
(c)(d)(m)
8.30%, 05/27/25 ................. 200 30,000
7.85%, 08/12/26 ................. 200 30,000
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
6.35%, 01/13/27 ................. USD 600 $ 90,000
7,299,764
Road & Rail — 0.4%
(b)
Albion Financing 1 SARL, 6.13%, 10/15/26 . 200 179,445
Avis Budget Car Rental LLC, 5.38%, 03/01/29 27 24,138
Hertz Corp. (The)
4.63%, 12/01/26 ................. 103 91,670
5.00%, 12/01/29 ................. 116 94,830
NESCO Holdings II, Inc., 5.50%, 04/15/29 .. 214 192,196
Uber Technologies, Inc.
7.50%, 05/15/25 ................. 552 559,879
8.00%, 11/01/26 ................. 513 525,127
7.50%, 09/15/27 ................. 643 652,883
6.25%, 01/15/28 ................. 218 213,306
4.50%, 08/15/29 ................. 1,594 1,419,158
Williams Scotsman International, Inc.
6.13%, 06/15/25 ................. 170 170,836
4.63%, 08/15/28 ................. 256 237,198
4,360,666
Semiconductors & Semiconductor Equipment — 0.1%
(b)
Entegris Escrow Corp., 4.75%, 04/15/29 ... 86 80,603
Synaptics, Inc., 4.00%, 06/15/29 ........ 567 490,973
571,576
Software — 1.0%
(b)
ACI Worldwide, Inc., 5.75%, 08/15/26 .... 176 173,800
AthenaHealth Group, Inc., 6.50%, 02/15/30 . 2,266 1,877,409
Boxer Parent Co., Inc.
7.13%, 10/02/25 ................. 260 257,407
9.13%, 03/01/26 ................. 896 851,307
Central Parent, Inc., 7.25%, 06/15/29 ..... 1,207 1,203,854
Clarivate Science Holdings Corp.
3.88%, 07/01/28 ................. 1,100 981,533
4.88%, 07/01/29 ................. 799 703,060
Cloud Software Group Holdings, Inc., 6.50%,
03/31/29 ..................... 2,677 2,349,306
Consensus Cloud Solutions, Inc.
6.00%, 10/15/26 ................. 59 56,383
6.50%, 10/15/28 ................. 77 72,088
Elastic NV, 4.13%, 07/15/29 .......... 304 260,153
Fair Isaac Corp., 4.00%, 06/15/28 ....... 183 169,916
Helios Software Holdings, Inc., 4.63%, 05/01/28 200 160,748
McAfee Corp., 7.38%, 02/15/30 ........ 1,219 1,012,498
MicroStrategy, Inc., 6.13%, 06/15/28 ..... 340 286,927
NCR Corp.
5.00%, 10/01/28 ................. 70 61,660
5.13%, 04/15/29 ................. 224 195,116
6.13%, 09/01/29 ................. 235 232,650
SS&C Technologies, Inc., 5.50%, 09/30/27 . 8 7,694
Veritas US, Inc., 7.50%, 09/01/25 ....... 614 405,059
ZoomInfo Technologies LLC, 3.88%, 02/01/29 282 243,225
11,561,793
Specialty Retail — 0.6%
Arko Corp., 5.13%, 11/15/29
(b)
......... 149 118,112
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 41 37,068
4.75%, 03/01/30 ................. 10 8,747
5.00%, 02/15/32
(b)
................ 128 110,394
eG Global Finance plc
(b)
6.75%, 02/07/25 ................. 400 371,500
8.50%, 10/30/25 ................. 200 188,500
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
21 18,469
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 193 162,733
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
81 69,761

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
.................... USD 240 $ 198,060
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
..... 108 91,765
PetSmart, Inc., 7.75%, 02/15/29
(b)
....... 992 974,879
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 112 100,753
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 ................. 1,394 1,273,476
6.13%, 07/01/29 ................. 954 820,354
6.00%, 12/01/29 ................. 742 633,861
Staples, Inc., 7.50%, 04/15/26
(b)
........ 388 344,757
Vivo Energy Investments BV, 5.13%, 09/24/27
(b)
386 359,656
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. 1,785 1,624,749
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(i)
........... 174 158,775
7,666,369
Textiles, Apparel & Luxury Goods — 0.0%
(b)
Crocs, Inc.
4.25%, 03/15/29 ................. 14 12,197
4.13%, 08/15/31 ................. 128 106,449
Kontoor Brands, Inc., 4.13%, 11/15/29 .... 80 69,198
187,844
Thrifts & Mortgage Finance — 0.1%
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 488 480,680
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 139 100,133
Ladder Capital Finance Holdings LLLP, 4.75%,
06/15/29
(b)
.................... 55 45,696
MGIC Investment Corp., 5.25%, 08/15/28 .. 105 98,984
Nationstar Mortgage Holdings, Inc.
(b)
6.00%, 01/15/27 ................. 218 202,195
5.13%, 12/15/30 ................. 81 65,610
5.75%, 11/15/31 ................. 98 78,890
1,072,188
Trading Companies & Distributors — 0.1%
(b)
Fortress Transportation & Infrastructure
Investors LLC
6.50%, 10/01/25 ................. 57 55,176
9.75%, 08/01/27 ................. 27 27,757
5.50%, 05/01/28 ................. 331 291,293
Foundation Building Materials, Inc., 6.00%,
03/01/29 ..................... 85 68,371
Imola Merger Corp., 4.75%, 05/15/29 ..... 551 479,370
WESCO Distribution, Inc., 7.25%, 06/15/28 . 256 262,317
1,184,284
Transportation Infrastructure — 0.0%
DP World Salaam, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
5.75%), 6.00%
(a)(d)(h)
.............. 348 348,218
Wireless Telecommunication Services — 0.5%
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 1,970 1,883,812
Globe Telecom, Inc., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
5.53%), 4.20%
(a)(d)(h)
.............. 340 312,332
Kenbourne Invest SA, 6.88%, 11/26/24
(b)
... 297 275,839
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(b)
.............. 207 201,618
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(b)(i)
........ 219 66,955
Millicom International Cellular SA, 5.13%,
01/15/28
(d)
.................... 474 423,550
Vmed O2 UK Financing I plc, 4.75%, 07/15/31
(b)
1,106 940,129
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Vodafone Group plc
(a)
(USD Swap Semi 5 Year + 4.87%), 7.00%,
04/04/79 .................... USD 955 $ 983,564
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%),
3.25%, 06/04/81 ............... 550 477,125
5,564,924
Total Corporate Bonds — 24.0%
(Cost: $322,028,283) ............................. 291,284,893
Equity-Linked Notes
Aerospace & Defense — 0.1%
(b)
JPMorgan Structured Products BV (Airbus SE),
16.14%, 03/13/23 ................ EUR 3 316,694
Royal Bank of Canada (BAE Systems plc),
13.52%, 03/13/23 ................ GBP 36 381,253
Royal Bank of Canada (Lockheed Martin
Corp.), 11.11%, 02/23/23 ........... USD —
(n)
93,237
Royal Bank of Canada (Raytheon Technologies
Corp.), 18.50%, 02/27/23 ........... 6 549,270
1,340,454
Air Freight & Logistics — 0.2%
Citigroup, Inc. (United Parcel Service, Inc.),
12.75%, 03/17/23 ................ 9 1,746,471
Royal Bank of Canada (United Parcel Service,
Inc.), 13.31%, 02/01/23
(b)
........... 7 1,248,950
2,995,421
Airlines — 0.1%
Citigroup, Inc. (Delta Air Lines, Inc.),
10.90%, 03/01/23 ................ 43 1,682,910
Auto Components — 0.0%
BNP Paribas SA (Lear Corp.),
23.16%, 02/23/23
(b)
............... 4 558,943
Automobiles — 0.5%
(b)
Barclays Bank plc (Tesla, Inc.),
18.70%, 03/13/23 ................ 11 1,842,734
Citigroup, Inc. (General Motors Co.)
18.67%, 03/06/23
(b)
............... 12 465,785
10.71%, 03/17/23 ................ 39 1,530,907
UBS AG (Ford Motor Co.), 23.30%, 02/03/23 121 1,635,111
5,474,537
Banks — 0.9%
Bank of Montreal (Citizens Financial Group,
Inc.), 22.18%, 03/02/23
(b)
........... 10 413,925
Bank of Montreal (Comerica, Inc.),
19.63%, 03/02/23
(b)
............... 2 164,390
Bank of Montreal (Wells Fargo & Co.),
20.70%, 02/28/23
(b)
............... 19 862,969
Barclays Bank plc (First Citizens BancShares ,
Inc.), 14.28%, 02/21/23
(b)
........... —
(n)
308,724
Barclays Bank plc (Kotak Mahindra Bank Ltd.),
15.13%, 02/02/23
(b)
............... 1 143,027
Citigroup, Inc. (First Republic Bank),
14.99%, 03/01/23 ................ 12 1,707,355
JPMorgan Structured Products BV (Kotak
Mahindra Bank Ltd.), 22.12%, 03/16/23
(b)(d)
1 143,011
Merrill Lynch International & Co. (Citigroup,
Inc.), 22.02%, 02/23/23
(b)
........... 15 720,762
Nomura Bank International plc ( Truist Financial
Corp.), 17.74%, 03/03/23 ........... 9 442,126
Royal Bank of Canada (Banco Santander SA),
23.21%, 02/09/23
(b)
............... EUR 8 766,086

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Banks (continued)
Royal Bank of Canada (Bank of America
Corp.), 14.19%, 03/01/23
(b)
.......... USD 65 $ 2,251,880
UBS AG (JPMorgan Chase & Co.),
10.10%, 03/01/23 ................ 24 3,342,026
11,266,281
Beverages — 0.2%
UBS AG (Coca-Cola Co. (The)),
6.60%, 02/10/23 ................. 42 2,594,112
Capital Markets — 0.4%
BNP Paribas SA (LPL Financial Holdings, Inc.),
12.17%, 02/03/23
(b)
............... 5 1,174,011
Citigroup, Inc. (Goldman Sachs Group, Inc.
(The)), 6.67%, 03/01/23 ............ 5 1,678,434
Citigroup, Inc. (Invesco Ltd.),
28.01%, 03/06/23
(b)
............... 9 160,918
Nomura Bank International plc (Blackstone,
Inc.), 15.07%, 03/13/23 ............. 18 1,687,369
4,700,732
Chemicals — 0.4%
BNP Paribas SA (Dow, Inc.), 16.81%, 03/13/23 28 1,677,131
BNP Paribas SA (Mosaic Co. (The)),
19.64%, 02/23/23
(b)
............... 24 1,166,432
Merrill Lynch International & Co. (PPG
Industries, Inc.), 26.05%, 03/09/23
(b)
.... 2 242,429
Societe Generale SA (CF Industries Holdings,
Inc.), 21.28%, 02/15/23 ............. 17 1,416,098
4,502,090
Commercial Services & Supplies — 0.0%
BNP Paribas SA (Republic Services, Inc.),
8.01%, 02/10/23
(a)(b)
............... 3 431,888
Communications Equipment — 0.1%
(b)
BNP Paribas SA (Cisco Systems, Inc.),
17.73%, 02/23/23 ................ 13 637,109
Goldman Sachs International
( Telefonaktiebolaget LM Ericsson),
21.05%, 02/21/23 ................ 14 82,698
719,807
Construction Materials — 0.0%
Barclays Bank plc (Vulcan Materials Co.),
13.09%, 02/16/23 ................ 3 472,150
Construction & Engineering — 0.0%
JPMorgan Structured Products BV (Vinci SA),
13.86%, 03/09/23
(b)
............... 2 343,707
Consumer Finance — 0.2%
Nomura Bank International plc (Ally Financial,
Inc.), 21.86%, 03/03/23 ............. 17 560,412
Nomura Bank International plc (Synchrony
Financial), 22.82%, 03/08/23 ......... 30 1,099,151
UBS AG (Capital One Financial Corp.),
25.40%, 03/09/23
(b)
............... 3 285,824
1,945,387
Containers & Packaging — 0.2%
Goldman Sachs International (Sealed Air
Corp.), 14.42%, 03/02/23
(b)
.......... 12 659,730
JPMorgan Structured Products BV (Graphic
Packaging Holding Co.), 16.25%, 02/01/23 49 1,136,196
1,795,926
Distributors — 0.0%
BNP Paribas SA (Genuine Parts Co.),
11.56%, 02/17/23
(a)(b)
.............. 3 429,833
Security
Par (000)
Par (000) Value
Diversified Financial Services — 0.1%
(b)
Barclays Bank plc (Equitable Holdings, Inc.),
23.03%, 02/16/23 ................ USD 15 $ 430,897
Societe Generale SA (Apollo Global
Management, Inc.), 27.26%, 02/06/23 ... 8 535,868
966,765
Diversified Telecommunication Services — 0.4%
Citigroup, Inc. (AT&T, Inc.), 7.57%, 03/08/23 . 134 2,727,882
Citigroup, Inc. (Verizon Communications, Inc.),
7.44%, 03/17/23 ................. 16 657,567
Mizuho Financial Group, Inc. (Verizon
Communications, Inc.), 13.90%, 03/02/23
(b)
15 618,199
UBS AG (AT&T, Inc.), 22.60%, 02/06/23
(b)
.. 16 322,415
4,326,063
Electric Utilities — 0.1%
(b)
Barclays Bank plc (American Electric Power
Co., Inc.), 18.35%, 02/23/23 ......... 4 327,982
Royal Bank of Canada (Edison International),
13.76%, 02/27/23 ................ 5 329,649
UBS AG (Exelon Corp.), 15.40%, 02/06/23 .. 6 270,473
928,104
Electronic Equipment, Instruments & Components — 0.1%
Royal Bank of Canada (Amphenol Corp.),
9.02%, 03/08/23
(b)
................ 21 1,641,208
Energy Equipment & Services — 0.1%
Citigroup, Inc. (Schlumberger Ltd.),
15.04%, 03/03/23 ................ 9 537,693
Royal Bank of Canada (Halliburton Co.),
17.90%, 03/09/23
(b)
............... 22 898,929
1,436,622
Entertainment — 0.2%
BNP Paribas SA (Walt Disney Co. (The)),
13.06%, 02/09/23
(b)
............... 14 1,438,335
Citigroup, Inc. (Netflix, Inc.), 16.17%, 03/03/23 2 668,124
2,106,459
Equity Real Estate Investment Trusts (REITs) — 0.3%
(b)
Barclays Bank plc (SL Green Realty Corp.),
32.48%, 02/16/23 ................ 3 105,495
BNP Paribas SA (Host Hotels & Resorts, Inc.),
13.51%, 02/16/23 ................ 36 685,306
BNP Paribas SA (Public Storage),
15.14%, 02/23/23 ................ 3 780,024
Royal Bank of Canada (Prologis, Inc.),
10.57%, 03/01/23 ................ 13 1,667,892
3,238,717
Food & Staples Retailing — 0.4%
BNP Paribas SA (Walmart, Inc.)
14.05%, 02/02/23
(b)
............... 1 129,497
9.23%, 02/22/23
(b)
................ 22 3,207,991
Citigroup, Inc. (Costco Wholesale Corp.),
11.98%, 03/03/23 ................ 3 1,749,335
JPMorgan Structured Products BV (Walmart,
Inc.), 21.35%, 03/09/23
(b)(d)
.......... 1 129,483
5,216,306
Food Products — 0.1%
Mizuho Financial Group, Inc. (Hershey Co.
(The)), 7.11%, 02/03/23 ............ 4 933,763
UBS AG (Kraft Heinz Co. (The)),
12.10%, 02/06/23
(b)
............... 16 649,211
UBS AG ( Mondelez International, Inc.),
12.90%, 02/16/23
(b)
............... 3 163,882
1,746,856

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.1%
(b)
Citigroup, Inc. (Medtronic plc),
11.68%, 03/06/23 ................ USD 10 $ 781,754
Citigroup, Inc. (Zimmer Biomet Holdings, Inc.),
12.26%, 03/06/23 ................ 5 615,064
Royal Bank of Canada ( Koninklijke Philips NV),
27.66%, 02/09/23 ................ EUR 14 206,847
1,603,665
Health Care Providers & Services — 1.4%
Citigroup, Inc. (UnitedHealth Group, Inc.),
10.31%, 03/01/23 ................ USD 7 3,314,867
JPMorgan Structured Products BV (Cigna
Corp.), 14.25%, 02/03/23 ........... 7 2,117,087
JPMorgan Structured Products BV (CVS Health
Corp.), 12.94%, 02/09/23 ........... 5 478,430
JPMorgan Structured Products BV (Humana,
Inc.), 16.35%, 02/01/23 ............. 4 2,046,638
Merrill Lynch International & Co. (Cardinal
Health, Inc.), 25.03%, 02/16/23
(b)
...... 6 488,952
Merrill Lynch International & Co. (McKesson
Corp.), 12.71%, 02/01/23 ........... 4 1,584,845
Nomura Bank International plc ( Elevance
Health, Inc.), 9.95%, 03/08/23 ........ 4 2,175,215
Societe Generale SA (Cigna Corp.),
15.10%, 02/06/23
(b)
............... 2 475,891
Societe Generale SA (Humana, Inc.)
19.75%, 02/02/23
(b)
............... 1 358,306
20.70%, 03/16/23
(b)
............... 1 358,190
Societe Generale SA (Laboratory Corp. of
America Holdings), 18.56%, 02/06/23
(b)
.. 3 686,602
Toronto-Dominion Bank (The) ( Elevance
Health, Inc.), 12.82%, 03/06/23
(b)
...... 1 393,238
UBS AG (CVS Health Corp.), 18.50%, 02/08/23 34 2,984,363
17,462,624
Hotels, Restaurants & Leisure — 0.3%
BNP Paribas SA (Expedia Group, Inc.),
17.48%, 02/10/23
(b)
............... 7 738,622
Mizuho Financial Group, Inc. (Marriott
International, Inc.), 14.46%, 02/14/23 ... 6 996,210
Royal Bank of Canada (Hilton Worldwide
Holdings, Inc.), 11.80%, 02/14/23
(b)
..... 12 1,706,517
3,441,349
Household Durables — 0.0%
Merrill Lynch International & Co. (Newell
Brands, Inc.), 29.02%, 02/16/23
(b)
...... 20 266,569
Industrial Conglomerates — 0.0%
JPMorgan Structured Products BV (Siemens
AG), 26.72%, 03/27/23
(b)
............ EUR 1 155,050
Insurance — 0.6%
BNP Paribas SA (Admiral Group plc),
10.02%, 03/13/23 ................ USD 19 1,609,803
BNP Paribas SA (Marsh & McLennan Cos.,
Inc.), 8.05%, 03/13/23 ............. 9 1,643,739
BNP Paribas SA (Willis Towers Watson plc),
15.93%, 02/02/23
(b)
............... 2 508,452
Goldman Sachs International (Prudential
Financial, Inc.), 22.88%, 03/02/23
(b)
.... 1 81,963
JPMorgan Structured Products BV (Prudential
Financial, Inc.), 16.98%, 03/13/23
(b)
.... GBP 25 408,068
JPMorgan Structured Products BV (Willis
Towers Watson plc), 22.92%, 03/16/23
(b)(d)
USD 2 508,380
Mizuho Financial Group, Inc. (American
International Group, Inc.), 1.94%, 03/09/23
(b)
9 557,989
Mizuho Financial Group, Inc. (Fidelity National
Financial, Inc.), 2.26%, 03/09/23
(b)
..... 14 597,408
Security
Par (000)
Par (000) Value
Insurance (continued)
Mizuho Financial Group, Inc. (MetLife, Inc.),
9.61%, 02/02/23 ................. USD 12 $ 896,684
Societe Generale SA (MetLife, Inc.),
12.82%, 02/02/23 ................ 7 523,604
7,336,090
Interactive Media & Services — 0.5%
Societe Generale SA (Alphabet, Inc.),
13.81%, 02/01/23 ................ 24 2,324,523
UBS AG (Alphabet, Inc.), 12.20%, 03/17/23 . 33 3,288,446
5,612,969
Internet & Direct Marketing Retail — 0.3%
BNP Paribas SA (Amazon.com, Inc.),
19.38%, 02/03/23
(b)
............... 13 1,389,833
Citigroup, Inc. (Amazon.com, Inc.),
12.29%, 03/08/23 ................ 17 1,711,776
Societe Generale SA (Amazon.com, Inc.),
22.40%, 02/03/23 ................ 9 945,895
4,047,504
IT Services — 0.8%
Bank of Montreal (Fidelity National Information
Services, Inc.), 29.07%, 02/27/23
(b)
..... 9 630,928
BNP Paribas SA (Cognizant Technology
Solutions Corp.), 19.84%, 02/23/23
(b)
... 15 856,712
BNP Paribas SA (Fiserv, Inc.),
11.57%, 02/08/23
(a)(b)
.............. 11 1,214,238
JPMorgan Structured Products BV (Fiserv,
Inc.), 12.34%, 02/08/23 ............. 5 563,393
Mizuho Financial Group, Inc. (Global
Payments, Inc.), 16.31%, 02/10/23 ..... 4 491,669
Mizuho Financial Group, Inc. (PayPal Holdings,
Inc.), 22.06%, 02/01/23 ............. 13 1,064,667
Nomura Bank International plc (Automatic Data
Processing, Inc.), 13.94%, 03/08/23 .... 10 2,161,119
Nomura Bank International plc ( Mastercard ,
Inc.), 7.84%, 03/13/23 ............. 4 1,616,587
Royal Bank of Canada (SS&C Technologies
Holdings, Inc.), 21.78%, 02/27/23
(b)
..... 10 553,911
9,153,224
Life Sciences Tools & Services — 0.4%
Royal Bank of Canada (Danaher Corp.),
11.93%, 03/09/23
(b)
............... 12 3,220,563
Societe Generale SA (Agilent Technologies,
Inc.), 15.10%, 02/23/23 ............. 5 761,134
Societe Generale SA ( Thermo Fisher Scientific,
Inc.), 15.02%, 02/02/23 ............. 2 1,374,673
5,356,370
Machinery — 1.5%
Nomura Bank International plc (PACCAR, Inc.),
10.49%, 03/08/23 ................ 10 1,079,416
Royal Bank of Canada ( Spirax-Sarco
Engineering plc)
10.87%, 02/07/23
(b)
............... —
(n)
1,636,610
11.06%, 02/14/23
(b)
............... —
(n)
1,635,360
10.81%, 02/22/23
(b)
............... —
(n)
1,667,124
10.32%, 03/03/23
(b)
............... 1 2,150,858
5.87%, 03/10/23 ................. 1 2,157,393
8.99%, 03/13/23
(b)
................ 1 3,262,906
9.41%, 03/20/23
(b)
................ 1 3,262,521
Societe Generale SA (Deere & Co.),
18.63%, 02/17/23 ................ 3 1,269,553
18,121,741

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Media — 0.1%
(b)
Royal Bank of Canada (Fox Corp.),
21.30%, 02/27/23 ................ USD 7 $ 211,838
Societe Generale SA (Comcast Corp.),
21.46%, 02/21/23 ................ 17 666,236
878,074
Multiline Retail — 0.3%
JPMorgan Structured Products BV (Macy's,
Inc.), 22.64%, 02/22/23 ............. 93 2,218,306
Societe Generale SA (Target Corp.),
20.20%, 03/02/23 ................ 8 1,332,005
3,550,311
Multi-Utilities — 0.1%
(b)
Citigroup, Inc. (Public Service Enterprise
Group, Inc.), 9.98%, 03/06/23 ........ 6 384,955
JPMorgan Structured Products BV (Sempra
Energy), 11.46%, 03/09/23 .......... 2 253,353
638,308
Oil, Gas & Consumable Fuels — 1.2%
Barclays Bank plc (APA Corp.),
24.27%, 02/22/23 ................ 22 979,160
Barclays Bank plc (Shell plc),
30.57%, 02/09/23
(b)
............... GBP 13 366,264
BNP Paribas SA (ConocoPhillips),
23.25%, 02/23/23
(b)
............... USD 2 204,746
BNP Paribas SA (Williams Cos., Inc. (The)),
23.02%, 02/02/23
(b)
............... 7 238,672
Citigroup, Inc. (Marathon Petroleum Corp.),
14.41%, 03/17/23 ................ 12 1,533,272
JPMorgan Structured Products BV (BP plc),
19.97%, 03/27/23
(b)
............... GBP 164 973,659
JPMorgan Structured Products BV (Williams
Cos., Inc. (The)), 25.20%, 03/16/23
(b)(d)
.. USD 11 344,968
Nomura Bank International plc (Valero Energy
Corp.), 14.97%, 03/13/23 ........... 11 1,566,616
Royal Bank of Canada (Exxon Mobil Corp.),
14.77%, 03/17/23 ................ 13 1,532,138
Societe Generale SA (Diamondback Energy,
Inc.), 14.08%, 02/23/23 ............. 8 1,163,723
Societe Generale SA (EQT Corp.),
38.43%, 02/21/23
(b)
............... 11 362,234
Societe Generale SA (Exxon Mobil Corp.),
8.94%, 02/01/23 ................. 10 1,172,366
Societe Generale SA (Hess Corp.)
33.84%, 02/02/23
(b)
............... 2 256,466
33.60%, 03/09/23
(b)
............... 1 180,192
UBS AG (Exxon Mobil Corp.),
15.70%, 03/08/23 ................ 14 1,662,879
UBS AG (Occidental Petroleum Corp.),
17.90%, 02/24/23 ................ 15 985,262
UBS AG (Pioneer Natural Resources Co.),
13.90%, 02/16/23 ................ 4 955,050
14,477,667
Personal Products — 0.1%
UBS AG (Unilever plc), 17.60%, 03/09/23
(b)
. 11 571,600
Pharmaceuticals — 0.6%
BNP Paribas SA (Novo Nordisk A/S),
19.73%, 02/02/23
(b)
............... 2 194,400
JPMorgan Structured Products BV (Novo
Nordisk A/S), 22.35%, 03/16/23
(b)(d)
..... 2 208,170
Mizuho Financial Group, Inc. (Eli Lilly & Co.),
12.40%, 02/01/23 ................ 6 1,984,427
Royal Bank of Canada (AstraZeneca plc),
20.92%, 03/27/23
(b)
............... GBP 5 655,782
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Royal Bank of Canada (Bayer AG),
24.39%, 02/09/23
(b)
............... EUR 12 $ 685,947
Royal Bank of Canada (Merck & Co, Inc.),
12.43%, 02/23/23
(b)
............... USD 1 118,814
Societe Generale SA (Eli Lilly & Co.),
19.77%, 02/21/23
(b)
............... —
(n)
103,925
UBS AG (Jazz Pharmaceuticals plc),
7.60%, 03/01/23 ................. 6 879,500
UBS AG (Merck & Co, Inc.), 14.90%, 02/01/23 19 2,068,530
6,899,495
Professional Services — 0.0%
Royal Bank of Canada ( Leidos Holdings, Inc.),
15.12%, 02/27/23
(b)
............... 3 306,700
Road & Rail — 0.2%
BNP Paribas SA (CSX Corp.), 8.93%, 03/13/23 54 1,664,193
Nomura Bank International plc (Union Pacific
Corp.), 14.11%, 03/09/23 ........... 6 1,297,257
2,961,450
Semiconductors & Semiconductor Equipment — 0.3%
Citigroup, Inc. (Broadcom, Inc.),
14.84%, 03/06/23
(b)
............... —
(n)
232,849
Nomura Bank International plc (Lam Research
Corp.), 10.07%, 03/13/23 ........... 3 1,634,906
Societe Generale SA (Analog Devices, Inc.),
17.42%, 02/16/23 ................ 8 1,355,959
3,223,714
Software — 0.8%
Barclays Bank plc (Cadence Design Systems,
Inc.), 20.31%, 02/23/23 ............. 5 895,925
BNP Paribas SA (Fortinet, Inc.),
16.19%, 02/06/23
(b)
............... 22 1,140,706
BNP Paribas SA ( ServiceNow , Inc.),
14.05%, 03/13/23 ................ 5 2,175,458
Citigroup, Inc. (Microsoft Corp.),
16.47%, 03/09/23 ................ 18 4,443,187
Goldman Sachs International (Microsoft Corp.),
20.39%, 02/21/23
(b)
............... 2 436,290
JPMorgan Structured Products BV ( Paycom
Software, Inc.), 15.13%, 02/08/23
(b)
..... 2 631,570
9,723,136
Specialty Retail — 0.7%
Bank of Montreal (Ross Stores, Inc.),
16.33%, 03/02/23
(b)
............... 3 401,824
Barclays Bank plc (AutoZone, Inc.),
9.38%, 03/01/23 ................. 1 1,638,666
BNP Paribas SA (Tractor Supply Co.),
16.14%, 03/13/23 ................ 7 1,653,793
Societe Generale SA (O'Reilly Automotive,
Inc.), 10.57%, 02/09/23 ............. 1 1,013,890
UBS AG (O'Reilly Automotive, Inc.),
10.50%, 02/03/23 ................ 2 1,580,432
UBS AG ( Ulta Beauty, Inc.), 8.30%, 03/08/23 3 1,664,123
7,952,728
Technology Hardware, Storage & Peripherals — 0.5%
Barclays Bank plc (Apple, Inc.),
13.10%, 02/15/23 ................ 30 4,367,034
Barclays Bank plc (Samsung Electronics Co.
Ltd.), 14.48%, 02/09/23
(b)
........... —
(n)
118,783
Royal Bank of Canada (Apple, Inc.),
11.58%, 03/08/23
(b)
............... 11 1,645,329
6,131,146

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods — 0.0%
UBS AG (Ralph Lauren Corp.),
30.80%, 02/16/23
(b)
............... USD 4 $ 397,709
Tobacco — 0.3%
Barclays Bank plc (Philip Morris International,
Inc.), 13.36%, 02/10/23 ............. 26 2,737,747
Mizuho Financial Group, Inc. (Altria Group,
Inc.), 21.90%, 02/16/23
(b)
........... 8 381,704
Royal Bank of Canada (British American
Tobacco plc), 22.52%, 02/09/23
(b)
...... GBP 8 287,740
3,407,191
Trading Companies & Distributors — 0.0%
Nomura Bank International plc (Fastenal Co.),
13.85%, 03/03/23 ................ USD 4 221,485
Wireless Telecommunication Services — 0.1%
(b)
Barclays Bank plc (Vodafone Group plc),
28.97%, 02/09/23 ................ GBP 382 431,202
Royal Bank of Canada (Rogers
Communications, Inc.), 19.30%, 02/23/23 CAD 9 405,296
836,498
Total Equity-Linked Notes — 16.3%
(Cost: $195,230,465) ............................. 197,595,645
Floating Rate Loan Interests
Aerospace & Defense — 0.1%
(a)
Atlas CC Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.25%),
8.98%
,
 05/25/28 ................. USD 211 184,330
Atlas CC Acquisition Corp., 1st Lien Term
Loan C, (LIBOR USD 3 Month + 4.25%),
8.98%
,
 05/25/28 ................. 41 36,007
Bleriot US Bidco , Inc., Term Loan, (LIBOR USD
3 Month + 4.00%), 8.73%
,
 10/30/26 .... 83 82,733
Cobham Ultra SeniorCo SARL, Facility Term
Loan B, (LIBOR USD 6 Month + 3.75%),
7.06%
,
 08/03/29 ................. 55 54,081
Dynasty Acquisition Co., Inc., Term Loan B1,
(1 Month CME Term SOFR + 3.50%),
8.16%
,
 04/06/26 ................. 275 269,559
Dynasty Acquisition Co., Inc., Term Loan B2,
(1 Month CME Term SOFR + 3.50%),
8.16%
,
 04/06/26 ................. 148 144,907
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 8.32%
,
 02/01/28 221 219,864
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 12.22%
,
 02/01/29 190 183,262
Setanta Aircraft Leasing DAC, Term
Loan, (LIBOR USD 3 Month + 2.00%),
6.73%
,
 11/05/28 ................. 207 206,557
TransDigm , Inc., Term Loan H, (3 Month CME
Term SOFR + 3.25%), 7.83%
,
 02/22/27 .. 220 219,834
1,601,134
Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 9.56%
,
 04/20/28 259 266,222
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 8.13%
,
 08/11/28 .......... 261 261,065
American Airlines, Inc., Term Loan
(LIBOR USD 1 Month + 1.75%),
6.27%, 06/27/25 ............... 249 243,557
(LIBOR USD 1 Month + 1.75%),
6.30%, 01/29/27 ............... 92 88,768
Security
Par (000)
Par (000) Value
Airlines (continued)
Kestrel Bidco , Inc., Term Loan, (LIBOR USD 1
Month + 3.00%), 7.51%
,
 12/11/26 ...... USD 62 $ 59,407
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 10.00%
,
 06/21/27 339 353,191
United AirLines , Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 8.57%
,
 04/21/28 281 280,400
1,552,610
Auto Components — 0.1%
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 7.82%
,
 04/30/26
(a)
440 437,415
Automobiles — 0.0%
Dealer Tire Financial, LLC, Term Loan B2,
(1 Month CME Term SOFR + 4.50%),
9.06%
,
 12/14/27
(a)
................ 219 219,069
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan,
(3 Month CME Term SOFR + 3.25%),
7.93%
,
 01/24/29 ................. 611 560,820
Naked Juice LLC, 2nd Lien Term Loan,
(3 Month CME Term SOFR + 6.00%),
10.68%
,
 01/24/30 ................ 206 169,563
730,383
Building Products — 0.1%
(a)
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month + 3.25%),
7.71%
,
 04/12/28 ................. 53 49,552
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25% -
8.07%
,
 11/23/27 ................. 215 192,483
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
8.07%
,
 10/02/28 ................. 90 81,908
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, 10/02/28
(o)
............. 16 14,647
CPG International LLC, Term Loan, (1
Month CME Term SOFR + 2.50%),
7.16%
,
 04/28/29 ................. 150 148,923
Jeld-Wen , Inc., Term Loan, (LIBOR USD 1
Month + 2.25%), 6.82%
,
 07/28/28 ..... 117 112,226
Wilsonart LLC, Term Loan E, (LIBOR USD 3
Month + 3.25%), 7.98%
,
 12/31/26 ..... 231 224,163
823,902
Capital Markets — 0.1%
(a)
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
9.07%
,
 07/31/26 ................. 163 161,737
Axalta Coating Systems Dutch Holding B BV,
Facility Term Loan B4, (3 Month CME Term
SOFR + 3.00%), 7.51%
,
 12/20/29 ..... 143 143,536
Azalea TopCo , Inc., 1st Lien Term Loan
(LIBOR USD 1 Month + 3.50%),
8.07%, 07/24/26 ............... 189 180,600
(LIBOR USD 1 Month + 3.75%),
8.32%, 07/24/26 ............... 82 77,990
Castlelake Aviation One DAC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
7.52%
,
 10/22/26 ................. 177 176,356
Focus Financial Partners LLC, Term Loan
B4, (1 Month CME Term SOFR + 2.50%),
7.06%
,
 06/30/28 ................. 218 218,082

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 7.82%
,
 04/12/24 .... USD 113 $ 110,253
Ion Trading Finance Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 9.48%
,
 04/01/28 76 73,304
Mercury Borrower, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
8.25%
,
 08/02/28 ................. 268 259,001
Mercury Borrower, Inc., 2nd Lien Term Loan,
08/02/29
(o)
..................... 104 92,466
1,493,325
Chemicals — 0.2%
(a)
ARC Falcon I, Inc., Delayed Draw Term Loan,
09/30/28
(o)
..................... 26 23,596
ARC Falcon I, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 8.32%
,
 09/30/28 ..... 179 160,016
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
8.30%
,
 11/24/27 ................. 90 89,492
Ascend Performance Materials Operations
LLC, Term Loan, (6 Month CME Term SOFR
+ 4.75%), 8.83%
,
 08/27/26 .......... 290 285,813
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
8.48%
,
 12/29/27
(e)
................ 73 59,255
Discovery Purchaser Corp., 1st Lien Term
Loan, (3 Month CME Term SOFR + 4.38%),
8.96%
,
 10/04/29 ................. 199 190,087
Ecovyst Catalyst Technologies LLC, Term
Loan, (LIBOR USD 3 Month + 2.50%),
7.33%
,
 06/09/28 ................. 188 187,678
Element Solutions, Inc., Term Loan B1,
(1 Month CME Term SOFR + 2.00%),
6.55%
,
 01/31/26 ................. 295 295,157
Herens Holdco SARL, Facility Term Loan
B, (LIBOR USD 3 Month + 4.00%),
8.73%
,
 07/03/28 ................. 161 154,017
LSF11 A5 Holdco LLC, Term Loan, 10/15/28
(o)
190 183,945
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
8.07%
,
 06/30/27 ................. 107 105,032
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
7.23%
,
 03/02/26 ................. 184 183,353
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 7.82%
,
 05/15/24 ........... 205 204,591
Nouryon Finance BV, Term Loan, (3
Month CME Term SOFR + 2.75%),
7.53%
,
 10/01/25 ................. 28 27,204
Oxea Holding Vier GMBH, Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
7.69%
,
 10/14/24 ................. 219 212,782
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.00%),
8.83%
,
 03/16/27 ................. 52 51,234
Sparta US HoldCo LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
7.62%
,
 08/02/28 ................. 152 151,463
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 8.50%
,
 09/22/28 77 76,669
2,641,384
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 0.2%
(a)
Allied Universal Holdco LLC, Term Loan,
(1 Month CME Term SOFR + 3.75%),
8.41%
,
 05/12/28 ................. USD 318 $ 305,967
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (3 Month CME Term
SOFR + 4.00%), 7.56% - 8.76%
,
 02/15/29
(e)
136 134,100
Aramark Intermediate HoldCo Corp., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
6.32%
,
 03/11/25 ................. 84 83,352
Aramark Intermediate HoldCo Corp., Term
Loan B5, (LIBOR USD 1 Month + 2.50%),
7.07%
,
 04/06/28 ................. 116 115,384
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 6.32%
,
 09/07/27 260 259,207
Clean Harbors, Inc., Term Loan, (LIBOR USD 1
Month + 2.00%), 6.57%
,
 10/08/28 ..... 148 147,658
Covanta Holding Corp., Term Loan B, (1
Month CME Term SOFR + 2.50%),
7.06%
,
 11/30/28 ................. 208 208,012
Covanta Holding Corp., Term Loan C, (1
Month CME Term SOFR + 2.50%),
7.06%
,
 11/30/28 ................. 15 15,376
GFL Environmental Inc., Term Loan, 05/28/27
(o)
145 145,225
LABL, Inc., Term Loan, (LIBOR USD 1 Month +
5.00%), 9.57%
,
 10/29/28 ........... 153 149,159
PECF USS Intermediate Holding III Corp.,
Term Loan, (LIBOR USD 1 Month + 4.25%),
8.82%
,
 12/15/28 ................. 130 111,102
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1, 09/23/26
(o)
........... 180 180,215
Tempo Acquisition LLC, Term Loan B1,
(1 Month CME Term SOFR + 3.00%),
7.56%
,
 08/31/28 ................. 587 587,080
TruGreen LP, 1st Lien Term Loan, (LIBOR USD
1 Month + 4.00%), 8.57%
,
 11/02/27 .... 170 156,916
Viad Corp., Term Loan, (1 Month CME Term
SOFR + 5.00%), 9.57%
,
 07/30/28 ..... 154 145,299
2,744,052
Communications Equipment — 0.0%
(a)
Ciena Corporation, Term Loan, 01/18/30
(e)(o)
. 27 26,966
ViaSat , Inc., Term Loan, (1 Month CME Term
SOFR + 4.50%), 9.18%
,
 03/02/29 ..... 240 239,185
266,151
Construction & Engineering — 0.1%
(a)
Brand Industrial Services, Inc., Term Loan,
(LIBOR USD 3 Month + 4.25%), 9.06% -
9.07%
,
 06/21/24 ................. 295 274,833
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 7.57%
,
 01/21/28 ........... 108 107,369
USIC Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
8.07%
,
 05/12/28 ................. 151 146,044
528,246
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 6.57%
,
 01/15/27 ........... 186 185,923
New AMI I LLC, 1st Lien Term Loan, (1
Month CME Term SOFR + 6.00%),
10.56%
,
 03/08/29 ................ 164 141,112

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Construction Materials (continued)
Oscar AcquisitionCo LLC, Term Loan B,
(3 Month CME Term SOFR + 4.50%),
9.18%
,
 04/29/29 ................. USD 164 $ 158,867
Standard Industries, Inc., Term Loan, (LIBOR
USD 3 Month + 2.25%), 6.43%
,
 09/22/28 145 144,619
TAMKO Building Products LLC, Term Loan, (3
Month CME Term SOFR + 3.00%), 7.73% -
7.78%
,
 05/29/26 ................. 90 88,785
719,306
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
8.32%
,
 12/01/27 ................. 401 398,155
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
7.62%
,
 04/03/24 ................. 287 284,439
Mauser Packaging Solutions Holding Co., Term
Loan B, 08/31/26
(o)
................ 125 123,750
Pactiv Evergreen, Inc., Term Loan B2, (LIBOR
USD 1 Month + 3.25%), 7.82%
,
 02/05/26 105 105,189
Tosca Services LLC, Term Loan, (1 Month CME
Term SOFR + 3.50%), 8.18%
,
 08/18/27 .. 138 110,948
Trident TPI Holdings, Inc., Term Loan
B3, (LIBOR USD 3 Month + 4.00%),
8.73%
,
 09/15/28 ................. 181 176,974
1,199,455
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 3.75%), 8.58%
,
 10/28/27
(a)
143 130,466
Diversified Consumer Services — 0.1%
(a)
Ascend Learning LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
8.07%
,
 12/11/28 ................. 190 181,119
Ascend Learning LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
10.32%
,
 12/10/29 ................ 125 108,080
Bright Horizons Family Solutions LLC, Term
Loan B, (1 Month CME Term SOFR +
2.25%), 6.93%
,
 11/24/28 ............ 143 142,264
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.50%), 9.33%
,
 01/15/27 ........... 306 304,182
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
8.73%
,
 07/30/25 ................. 128 125,885
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 9.73%
,
 09/01/25 ..... 428 289,580
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.00%),
7.57%
,
 02/05/26 ................. 269 261,577
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
8.57%
,
 01/08/27 ................. 160 153,929
1,566,616
Diversified Financial Services — 0.2%
(a)
Belron Finance LLC, Term Loan, (LIBOR USD
3 Month + 2.25%), 7.06%
,
 10/30/26 .... 174 173,340
Belron Group SA, Term Loan, (LIBOR USD 3
Month + 2.50%), 7.06%
,
 04/13/28 ..... 175 175,060
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (1 Month CME Term SOFR + 3.75%),
8.31%
,
 04/09/27 ................. 479 462,359
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
11.32%
,
 04/07/28 ................ USD 195 $ 183,544
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
8.32%
,
 12/17/27 ................. 80 71,877
Lions Gate Capital Holdings LLC, Term Loan B,
03/24/25
(o)
..................... 184 181,079
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.75%),
7.58%
,
 12/11/26 ................. 314 301,638
Travelport Finance SARL, 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.00%),
9.73%
,
 05/29/26 ................. 146 91,191
Travelport Finance SARL, Term Loan, (LIBOR
USD 3 Month + 1.50%), 6.23%
,
 02/28/25 —
(n)
1
UPC Financing Partnership, Facility Term
Loan AX, (LIBOR USD 1 Month + 2.93%),
7.38%
,
 01/31/29 ................. 74 73,845
White Cap Supply Holdings LLC, Term Loan,
(1 Month CME Term SOFR + 3.75%),
8.31%
,
 10/19/27 ................. 138 136,491
1,850,425
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, Term Loan
(LIBOR USD 3 Month + 2.75%),
6.83%, 07/15/25 ............... 53 52,515
(LIBOR USD 3 Month + 2.75%),
7.58%, 01/31/26 ............... 111 108,933
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 8.65%
,
 08/14/26
(e)
... 180 172,957
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 7.71%
,
 11/30/27 . 22 22,266
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 8.07%
,
 12/11/26 .... 688 682,122
Consolidated Communications, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.50%),
8.06%
,
 10/02/27 ................. 111 100,087
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
8.50%
,
 05/01/28 ................. 152 148,248
Iridium Satellite LLC, Term Loan B2, (1
Month CME Term SOFR + 2.50%),
7.16%
,
 11/04/26 ................. 237 237,232
Level 3 Financing, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 6.32%
,
 03/01/27 112 110,333
Numericable US LLC, Term Loan B14,
08/15/28
(o)
..................... 205 201,024
Orbcomm , Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.25%), 8.82% -
8.98%
,
 09/01/28 ................. 135 108,336
Radiate Holdco LLC, Term Loan, (LIBOR USD
1 Month + 3.25%), 7.82%
,
 09/25/26 .... 308 256,003
Virgin Media Bristol LLC, Facility Term Loan
Q, (LIBOR USD 1 Month + 3.25%),
7.71%
,
 01/31/29 ................. 107 106,967
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 7.57%
,
 03/09/27 518 433,385
2,740,408

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan B, (LIBOR USD 1 Month + 2.00%),
6.57%
,
 01/15/25 ................. USD 72 $ 71,545
Edgewater Generation LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
8.32%
,
 12/13/25 ................. 41 38,810
110,355
Electrical Equipment — 0.0%
(a)
Arcline FM Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.75%),
9.48%
,
 06/23/28 ................. 190 180,894
AZZ, Inc., Term Loan, (1 Month CME Term
SOFR + 4.25%), 8.91%
,
 05/13/29 ..... 46 46,102
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.00%), 7.57%
,
 02/12/25 49 48,150
275,146
Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., Term Loan B, (LIBOR USD 1
Month + 2.75%), 7.32%
,
 07/02/29
(a)
.... 144 143,332
Entertainment — 0.2%
(a)
AMC Entertainment Holdings, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.00%),
7.43%
,
 04/22/26 ................. 274 161,536
Aristocrat Technologies, Inc., Term Loan B,
(3 Month CME Term SOFR + 2.25%),
6.93%
,
 05/24/29 ................. 19 18,980
City Football Group Ltd., Term Loan, (LIBOR
USD 1 Month + 3.00%), 7.51%
,
 07/21/28 214 205,175
Creative Artists Agency LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
8.32%
,
 11/27/26 ................. 34 33,731
Formula One Management Ltd., 1st Lien
Facility Term Loan B, (1 Month CME Term
SOFR + 3.25%), 7.81%
,
 01/15/30 ..... 151 151,346
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
8.07%
,
 07/03/24 ................. 339 337,736
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
6.31%
,
 10/19/26 ................. 504 496,999
Playtika Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 7.32%
,
 03/13/28 224 221,862
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.82%
,
 05/30/25 ................. 34 33,761
SMG US Midco 2, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.50%),
7.33%
,
 01/23/25 ................. 158 157,291
UFC Holdings LLC, 1st Lien Term Loan
B3, (LIBOR USD 3 Month + 2.75%),
7.57%
,
 04/29/26 ................. 108 107,105
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 7.32%
,
 05/18/25 ..... 376 373,711
WMG Acquisition Corp., Term Loan G, (LIBOR
USD 1 Month + 2.13%), 6.69%
,
 01/20/28 379 378,295
2,677,528
Equity Real Estate Investment Trusts (REITs) — 0.0%
RHP Hotel Properties LP, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 6.57%
,
 05/11/24
(a)
106 106,261
Security
Par (000)
Par (000) Value
Food & Staples Retailing — 0.0%
US Foods, Inc., Term Loan B
(a)
(LIBOR USD 1 Month + 2.00%),
6.57%, 09/13/26 ............... USD 191 $ 190,545
(LIBOR USD 1 Month + 2.75%),
7.32%, 11/22/28 ............... 144 144,510
335,055
Food Products — 0.2%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
8.32%
,
 10/01/25 ................. 204 176,581
B&G Foods, Inc., Term Loan B4, (LIBOR USD
1 Month + 2.50%), 7.07%
,
 10/10/26 .... 40 38,062
Chobani LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 8.07%
,
 10/25/27 ..... 405 402,204
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
6.82%
,
 01/29/27 ................. 457 452,061
H-Food Holdings LLC, Term Loan, 05/23/25
(o)
43 39,939
Hostess Brands LLC, 1st Lien Term Loan
B, (LIBOR USD 3 Month + 2.25%),
7.08%
,
 08/03/25 ................. 95 95,283
Nomad Foods Ltd., Facility Term Loan B2,
11/12/29
(o)
..................... 121 120,973
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
8.33%
,
 06/08/28 ................. 187 183,668
Triton Water Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
8.23%
,
 03/31/28 ................. 273 259,411
Utz Quality Foods LLC, 1st Lien Term Loan,
(1 Month CME Term SOFR + 3.00%),
7.67%
,
 01/20/28 ................. 335 334,551
2,102,733
Health Care Equipment & Supplies — 0.1%
(a)
Chariot Buyer LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 7.82%
,
 11/03/28 . 305 293,958
Femur Buyer, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.50%), 9.23%
,
 03/05/26 109 95,542
Insulet Corp., Term Loan B, (1 Month CME
Term SOFR + 3.25%), 7.93%
,
 05/04/28 .. 111 110,851
Medline Borrower LP, Term Loan, (LIBOR USD
1 Month + 3.25%), 7.82%
,
 10/23/28 .... 604 585,984
1,086,335
Health Care Providers & Services — 0.1%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.82%
,
 09/29/28 ................. 163 161,734
CNT Holding I Corp., 1st Lien Term Loan,
(3 Month CME Term SOFR + 3.50%),
8.13%
,
 11/08/27 ................. 124 122,603
Electron Bidco , Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.00%),
7.57%
,
 11/01/28 ................. 265 263,178
Envision Healthcare Corp., Term Loan
(3 Month CME Term SOFR + 4.25%),
8.83%, 03/31/27 ............... 186 73,959
(3 Month CME Term SOFR + 7.88%),
12.61%, 03/31/27 .............. 41 35,672
EyeCare Partners LLC, 1st Lien Term Loan
(LIBOR USD 3 Month + 3.75%),
8.48%, 02/18/27 ............... 148 122,761

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
(LIBOR USD 3 Month + 3.75%),
8.48%, 11/15/28 ............... USD 48 $ 39,880
EyeCare Partners LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
11.48%
,
 11/15/29 ................. 62 49,768
MED ParentCo . LP, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%),
8.82%
,
 08/31/26 ................. 210 187,857
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
8.07%
,
 11/01/28 ................. 115 111,369
Medical Solutions Holdings, Inc., 2nd Lien
Term Loan, (LIBOR USD 1 Month + 7.00%),
11.57%
,
 11/01/29 ................. 87 79,605
Option Care Health, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
7.32%
,
 10/27/28 ................. 91 91,124
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
8.07%
,
 02/14/25 ................. 6 5,571
Surgery Center Holdings, Inc., Term
Loan, (LIBOR USD 1 Month + 3.75%),
8.21%
,
 08/31/26 ................. 68 67,423
Vizient , Inc., Term Loan B7, (1 Month CME
Term SOFR + 2.25%), 6.86%
,
 05/16/29 .. 53 52,748
1,465,252
Health Care Technology — 0.1%
(a)
Athenahealth Group, Inc., Delayed Draw Term
Loan, 02/15/29
(o)
................. 43 41,014
Athenahealth Group, Inc., Term Loan, (1
Month CME Term SOFR + 3.50%),
8.01%
,
 02/15/29 ................. 354 334,699
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.00%),
8.73%
,
 06/02/28 ................. 390 369,876
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 8.57%
,
 08/27/25 300 298,750
1,044,339
Hotels, Restaurants & Leisure — 0.4%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
6.32%
,
 11/19/26 ................. 342 337,552
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
8.32%
,
 02/02/26 ................. 93 85,196
Bally's Corp., Facility Term Loan B, (LIBOR
USD 1 Month + 3.25%), 7.71%
,
 10/02/28 125 119,638
Caesars Entertainment, Inc., Term Loan B,
02/06/30
(o)
..................... 142 141,803
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Week + 2.75%),
7.32%
,
 12/23/24 ................. 295 294,744
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Week + 3.50%),
8.07%
,
 07/21/25 ................. 136 135,437
Carnival Corp., Term Loan, (LIBOR USD 1
Month + 3.00%), 7.57%
,
 06/30/25 ..... 268 263,102
Churchill Downs, Inc., Facility Term Loan
B, (LIBOR USD 1 Month + 2.00%),
6.57%
,
 12/27/24 ................. 266 265,559
Churchill Downs, Inc., Term Loan B, (LIBOR
USD 1 Month + 2.00%), 6.57%
,
 03/17/28 86 85,811
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Equinox Holdings, Inc., 1st Lien Term Loan B1,
03/08/24
(o)
..................... USD 480 $ 371,070
Fertitta Entertainment LLC, Term Loan B,
(1 Month CME Term SOFR + 4.00%),
8.56%
,
 01/27/29 ................. 580 572,861
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 2.25%), 6.98%
,
 07/21/26 181 180,886
Flutter Entertainment plc, Term Loan B,
(3 Month CME Term SOFR + 3.25%),
8.09%
,
 07/22/28 ................. 206 206,767
Four Seasons Holdings, Inc., Term Loan,
(1 Month CME Term SOFR + 3.25%),
7.91%
,
 11/30/29 ................. 205 205,715
Hilton Worldwide Finance LLC, Term Loan
B2, (1 Month CME Term SOFR + 1.75%),
6.38%
,
 06/22/26 ................. 177 176,661
IRB Holding Corp., Term Loan B
(LIBOR USD 1 Month + 2.75%),
7.32%, 02/05/25 ............... 182 181,761
 12/15/27
(o)
..................... 79 77,891
Light and Wonder International, Inc., Term Loan
B, (1 Month CME Term SOFR + 3.00%),
7.58%
,
 04/14/29 ................. 146 145,716
Packers Holdings LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 7.71%
,
 03/09/28 171 158,273
Penn National Gaming, Inc., Facility Term Loan
B, (1 Month CME Term SOFR + 2.75%),
7.41%
,
 05/03/29 ................. 239 238,549
Playa Resorts Holding BV, Term Loan,
(1 Month CME Term SOFR + 4.25%),
8.73%
,
 01/05/29 ................. 56 55,570
Seaworld Parks & Entertainment, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
7.63%
,
 08/25/28 ................. 75 74,719
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
6.82%
,
 02/08/27 ................. 219 217,571
Whatabrands LLC, Term Loan B, (LIBOR USD
1 Month + 3.25%), 7.82%
,
 08/03/28 .... 292 288,461
Wyndham Hotels & Resorts, Inc., Term
Loan B, (LIBOR USD 1 Month + 1.75%),
6.32%
,
 05/30/25 ................. 28 28,386
4,909,699
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 4.25%), 8.98%
,
 05/17/28 184 148,008
Hunter Douglas Holding BV, Term Loan B1,
(3 Month CME Term SOFR + 3.50%),
7.86%
,
 02/26/29 ................. 334 305,844
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
8.75%
,
 10/06/28 ................. 125 106,570
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 1 Month + 3.25%),
7.82%
,
 10/30/27 ................. 293 255,729
816,151
Household Products — 0.0%
(a)
Diamond (BC) BV, Term Loan, (LIBOR USD 1
Month + 2.75%), 7.32% - 7.58%
,
 09/29/28 213 210,669
Spectrum Brands, Inc., Term Loan, 03/03/28
(o)
91 90,585
301,254

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 6.57%
,
 08/12/26 ..... USD 72 $ 72,045
Constellation Renewables LLC, Term
Loan, (LIBOR USD 3 Month + 2.50%),
7.24%
,
 12/15/27 ................. 202 201,884
273,929
Insurance — 0.3%
(a)
Alliant Holdings Intermediate LLC, Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.82%
,
 05/09/25 ................. 187 187,161
Alliant Holdings Intermediate LLC, Term
Loan B4, (LIBOR USD 1 Month + 3.50%),
8.01%
,
 11/05/27 ................. 483 481,823
AmWINS Group, Inc., Term Loan, (LIBOR USD
1 Month + 2.25%), 6.82%
,
 02/19/28 .... 336 333,206
AssuredPartners , Inc., Term Loan
(LIBOR USD 1 Month + 3.50%),
8.07%, 02/12/27 ............... 331 326,891
Hub International Ltd., Term Loan
(LIBOR USD 3 Month + 3.00%), 7.68% -
7.82%, 04/25/25 ............... 344 343,133
(3 Month CME Term SOFR + 4.00%),
8.22%, 11/10/29 ............... 89 88,894
Hub International Ltd., Term Loan B3,
(LIBOR USD 3 Month + 3.25%), 7.95% -
8.06%
,
 04/25/25 ................. 333 332,394
NFP Corp., Term Loan, (LIBOR USD 1 Month +
3.25%), 7.82%
,
 02/15/27 ........... 39 38,690
Ryan Specialty Group LLC, Term Loan,
(1 Month CME Term SOFR + 3.00%),
7.66%
,
 09/01/27 ................. 226 225,047
Sedgwick Claims Management Services, Inc.,
Term Loan
(LIBOR USD 1 Month + 3.25%),
7.82%, 12/31/25 ............... 88 87,734
(LIBOR USD 1 Month + 3.75%),
8.32%, 09/03/26 ............... 125 124,689
(LIBOR USD 1 Month + 4.25%),
8.82%, 09/03/26 ............... 56 55,844
USI, Inc., Term Loan, (3 Month CME Term
SOFR + 3.75%), 8.33%
,
 11/22/29 ...... 445 444,558
3,070,064
Interactive Media & Services — 0.1%
(a)
Adevinta ASA, Facility Term Loan B2, (LIBOR
USD 3 Month + 2.75%), 7.48%
,
 06/26/28 176 175,457
Camelot US Acquisition 1 Co., Term Loan
(LIBOR USD 1 Month + 3.00%),
7.52%, 10/30/26 ............... 459 458,401
GoodRx , Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 7.32%
,
 10/10/25 .... 107 105,628
Grab Holdings, Inc., Term Loan, (LIBOR USD 1
Month + 4.50%), 9.07%
,
 01/29/26 ..... 259 256,171
995,657
Internet & Direct Marketing Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (LIBOR USD 1 Month + 3.25%),
7.80%
,
 11/24/28 ................. 179 178,378
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 8.07%
,
 02/12/27 ........... 372 311,713
Security
Par (000)
Par (000) Value
Internet & Direct Marketing Retail (continued)
Pug LLC, Term Loan B2, (LIBOR USD 1 Month
+ 4.25%), 8.82%
,
 02/12/27
(e)
......... USD 39 $ 32,351
522,442
IT Services — 0.2%
(a)
Applied Systems, Inc., 2nd Lien Term Loan,
(3 Month CME Term SOFR + 6.75%),
11.33%
,
 09/17/27 ................ 37 36,914
Asurion LLC, 2nd Lien Term Loan B3, (LIBOR
USD 1 Month + 5.25%), 9.82%
,
 01/31/28 175 145,337
Asurion LLC, 2nd Lien Term Loan B4, (LIBOR
USD 1 Month + 5.25%), 9.82%
,
 01/20/29 157 130,998
Asurion LLC, Term Loan B7, (LIBOR USD 1
Month + 3.00%), 7.57%
,
 11/03/24 ...... 113 112,055
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 7.82%
,
 12/23/26 ..... 90 85,509
FleetCor Technologies Operating Co. LLC,
Term Loan B4, (LIBOR USD 1 Month +
1.75%), 6.32%
,
 04/28/28 ........... 224 222,948
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
8.73%
,
 10/01/27 ................. 304 296,544
Go Daddy Operating Co. LLC, Term Loan,
(1 Month CME Term SOFR + 3.25%),
7.81%
,
 11/09/29 ................. 162 162,426
Go Daddy Operating Co. LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
6.57%
,
 08/10/27 ................. 230 229,511
Venga Finance SARL, Term Loan, (LIBOR USD
3 Month + 4.75%), 9.48%
,
 06/28/29 .... 92 86,716
VS Buyer LLC, Term Loan, (LIBOR USD 3
Month + 2.00%), 9.50%
,
 02/28/27 ..... 372 368,597
WEX, Inc., Term Loan B, (LIBOR USD 1 Month
+ 2.25%), 6.82%
,
 03/31/28 .......... 109 108,690
1,986,245
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., Term Loan,
(1 Month CME Term SOFR + 4.00%),
8.58%
,
 12/01/28
(e)
................ 124 106,898
Peloton Interactive, Inc., Term Loan, (6
Month CME Term SOFR + 7.00%),
11.76%
,
 05/25/27 ................ 69 67,997
174,895
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.25%), 6.82%
,
 11/08/27 . 247 246,942
Curia Global, Inc., First Lien Term Loan,
(LIBOR USD 1 Month + 3.75%), 8.41% -
8.53%
,
 08/30/26 ................. 25 21,513
eResearchTechnology , Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
9.07%
,
 02/04/27 ................. 226 210,929
ICON plc, Term Loan
(LIBOR USD 3 Month + 2.25%),
7.00%, 07/03/28 ............... 370 369,717
Maravai Intermediate Holdings LLC, Term Loan
B, (3 Month CME Term SOFR + 3.00%),
7.63%
,
 10/19/27 ................. 275 274,448
Phoenix Newco , Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.82%
,
 11/15/28 ................. 373 369,494
1,493,043

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Machinery — 0.3%
(a)
Albion Financing 3 SARL, Term Loan, (LIBOR
USD 3 Month + 5.25%), 9.57%
,
 08/17/26 USD 167 $ 160,266
Clark Equipment Co., Term Loan B, (3
Month CME Term SOFR + 2.50%),
7.18%
,
 04/20/29 ................. 69 69,454
Columbus McKinnon Corp., Term Loan, (LIBOR
USD 3 Month + 2.75%), 7.50%
,
 05/14/28 47 46,558
Filtration Group Corp., Term Loan
(LIBOR USD 1 Month + 3.00%),
7.57%, 03/31/25 ............... 215 214,383
(LIBOR USD 1 Month + 3.50%),
8.07%, 10/21/28 ............... 173 171,805
Fluidra SA, Term Loan, (1 Month CME Term
SOFR + 2.00%), 6.66%
,
 01/29/29 ..... 52 51,749
Gardner Denver, Inc., Term Loan B2, (1
Month CME Term SOFR + 1.75%),
6.41%
,
 03/01/27 ................. 172 171,265
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.50%), 7.07%
,
 03/31/27 .... 304 302,247
Husky Injection Molding Systems Ltd., Term
Loan, (LIBOR USD 3 Month + 3.00%),
8.15%
,
 03/28/25 ................. 371 361,534
Ingersoll-Rand Services Co., Term Loan B1,
(1 Month CME Term SOFR + 1.75%),
6.41%
,
 03/01/27 ................. 259 257,773
Madison IAQ LLC, Term Loan, (LIBOR USD 3
Month + 3.25%), 7.99%
,
 06/21/28 ..... 267 254,663
SPX Flow, Inc., Term Loan, (1 Month CME
Term SOFR + 4.50%), 9.16%
,
 04/05/29 .. 216 207,929
TK Elevator Midco GmbH, Facility Term Loan
B1, 07/30/27
(o)
................... 334 328,093
Vertiv Group Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 7.12%
,
 03/02/27 .... 301 299,958
Zurn LLC, 1st Lien Term Loan B, (LIBOR USD
1 Month + 2.00%), 6.57%
,
 10/04/28 .... 23 22,736
2,920,413
Media — 0.2%
AVSC Holding Corp., 1st Lien Term Loan B1,
03/03/25
(a)(o)
.................... 156 146,246
AVSC Holding Corp., 1st Lien Term Loan B3,
15.00%
,
 10/15/26
(p)
............... 123 128,839
Cable One, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.00%), 6.57%
,
 05/03/28
(a)
.... 123 121,612
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
6.32%
,
 04/30/25
(a)
................ 153 152,511
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
8.07% - 8.33%
,
 08/21/26
(a)
.......... 354 336,500
CMG Media Corp., 1st Lien Term Loan
B, (LIBOR USD 3 Month + 3.50%),
8.23%
,
 12/17/26
(a)
................ 90 85,080
Cogeco Communications Finance LP, Term
Loan B, (LIBOR USD 1 Month + 2.50%),
7.07%
,
 09/01/28
(a)
................ 186 184,215
CSC Holdings LLC, Term Loan
(a)
(LIBOR USD 1 Month + 2.25%),
6.71%, 07/17/25 ............... 117 113,041
(LIBOR USD 1 Month + 2.50%),
6.96%, 04/15/27 ............... 171 158,546
DirecTV Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 9.57%
,
 08/02/27
(a)
274 269,027
Security
Par (000)
Par (000) Value
Media (continued)
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
7.75%
,
 11/12/27
(a)
................ USD 167 $ 165,336
EW Scripps Co. (The), Term Loan B3, (LIBOR
USD 1 Month + 2.75%), 7.32%
,
 01/07/28
(a)
76 75,806
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.82%
,
 12/01/23
(a)
................ 139 93,323
Nexstar Media, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.50%), 7.07%
,
 09/18/26
(a)
38 37,959
Sinclair Television Group, Inc., Term Loan
B4, (1 Month CME Term SOFR + 3.75%),
8.41%
,
 04/21/29
(a)
................ 77 75,121
Voyage Digital Ltd., 1st Lien Term Loan,
(3 Month CME Term SOFR + 4.50%),
8.78%
,
 05/11/29
(a)(e)
............... 179 178,652
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
6.96%
,
 04/30/28
(a)
................ 139 137,741
2,459,555
Multiline Retail — 0.0%
(a)
New SK Holdco Sub LLC, Term Loan, (1
Month CME Term SOFR + 6.75%),
11.33%
,
 06/30/27 ................ 321 274,261
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.75%),
8.26%
,
 12/21/27
(e)
................ 113 107,031
381,292
Oil, Gas & Consumable Fuels — 0.1%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 13.82%
,
 11/01/25 ........... 208 220,480
Freeport LNG investments LLLP, Term
Loan B, (LIBOR USD 3 Month + 3.50%),
8.31%
,
 12/21/28 ................. 427 414,018
M6 ETX Holdings II Midco LLC, Term Loan,
(3 Month CME Term SOFR + 4.50%),
9.16%
,
 09/19/29 ................. 36 35,850
Medallion Midland Acquisition LLC, Term
Loan, (3 Month CME Term SOFR + 3.75%),
8.59%
,
 10/18/28 ................. 304 303,145
Murphy Oil USA, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 6.12%
,
 01/31/28 63 63,116
Oryx Midstream Services Permian Basin LLC,
Term Loan
 10/05/28
(o)
..................... 11 10,959
(LIBOR USD 3 Month + 3.25%),
7.92%, 10/05/28 ............... 330 328,379
1,375,947
Personal Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (LIBOR USD 3 Month + 3.75%),
8.48%
,
 10/01/26
(a)
................ 636 622,414
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term Loan,
(LIBOR USD 3 Month + 3.50%), 8.13% -
8.25%
,
 05/04/25 ................. 157 147,912
Bausch Health Cos., Inc., Term Loan, (1
Month CME Term SOFR + 5.25%),
9.83%
,
 02/01/27 ................. 206 157,940

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month + 2.00%),
6.56%
,
 02/22/28 ................. USD 253 $ 251,903
Elanco Animal Health, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 6.12%
,
 08/01/27 277 272,191
Jazz Pharmaceuticals plc, Term Loan, (LIBOR
USD 1 Month + 3.50%), 8.07%
,
 05/05/28 265 264,876
Organon & Co., Term Loan, (LIBOR USD 3
Month + 3.00%), 7.75%
,
 06/02/28 ..... 197 196,737
Perrigo Co. plc, Term Loan B, 04/20/29
(e)(o)
.. 110 110,137
Precision Medicine Group LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
7.73%
,
 11/18/27
(e)
................ 228 222,182
1,623,878
Professional Services — 0.2%
(a)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.75%), 7.32%
,
 02/04/28 ..... 185 184,816
CoreLogic , Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 8.13%
,
 06/02/28 449 380,005
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.77%
,
 02/06/26 ................. 656 654,023
Dun & Bradstreet Corp. (The), Term Loan
B2, (1 Month CME Term SOFR + 3.25%),
7.79%
,
 01/18/29 ................. 127 126,182
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien
Term Loan B, (3 Month CME Term SOFR +
4.25%), 8.93%
,
 06/22/29 ........... 82 80,916
Element Materials Technology Group US
Holdings, Inc., Term Loan B, (3 Month CME
Term SOFR + 4.25%), 8.93%
,
 06/22/29 .. 177 175,318
Galaxy US Opco , Inc., 1st Lien Term Loan,
(1 Month CME Term SOFR + 4.75%),
9.31%
,
 04/29/29 ................. 301 273,756
Genuine Financial Holdings LLC, 1st Lien Term
Loan, (3 Month CME Term SOFR + 3.75%),
8.33%
,
 07/11/25 ................. 75 74,525
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 6.32%
,
 11/16/26 .... 214 212,465
Trans Union LLC, Term Loan B6, (LIBOR USD
1 Month + 2.25%), 6.82%
,
 12/01/28 .... 205 204,390
2,366,396
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, Term
Loan
(a)
(LIBOR USD 1 Month + 2.75%),
7.32%, 08/21/25 ............... 189 187,595
(1 Month CME Term SOFR + 3.25%),
7.91%, 01/31/30 ............... 238 236,623
424,218
Road & Rail — 0.1%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 4.75%),
9.13%
,
 04/06/28 ................. 93 88,300
Avis Budget Car Rental LLC, Term Loan
B, (LIBOR USD 1 Month + 1.75%),
6.32%
,
 08/06/27 ................. 107 105,462
Genesee & Wyoming, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 6.73%
,
 12/30/26 174 173,916
Security
Par (000)
Par (000) Value
Road & Rail (continued)
SIRVA Worldwide, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.50%), 7.75% -
10.33%
,
 08/04/25 ................ USD 80 $ 71,118
Uber Technologies, Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 8.23%
,
 02/25/27 441 440,685
879,481
Semiconductors & Semiconductor Equipment — 0.0%
(a)
MKS Instruments, Inc., Term Loan B,
08/17/29
(o)
..................... 180 179,199
Synaptics , Inc., Term Loan, (LIBOR USD 3
Month + 2.25%), 7.40%
,
 12/02/28 ..... 89 87,786
266,985
Software — 0.5%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
(3 Month CME Term SOFR + 4.50%),
9.08%
,
 09/18/26 ................. 53 52,830
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 8.32%
,
 10/02/25 149 145,989
CCC Intelligent Solutions, Inc., Term
Loan, (LIBOR USD 1 Month + 2.25%),
6.80%
,
 09/21/28 ................. 254 253,540
Central Parent, Inc., 1st Lien Term Loan,
(3 Month CME Term SOFR + 4.50%),
9.08%
,
 07/06/29 ................. 184 183,483
Cloudera, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 8.32%
,
 10/08/28 77 73,870
Cloudera, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.00%), 10.57%
,
 10/08/29
(e)
152 133,380
Cornerstone OnDemand , Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
8.32%
,
 10/16/28 ................. 81 74,544
Delta Topco, Inc., 2nd Lien Term Loan,
(3 Month CME Term SOFR + 7.25%),
11.65%
,
 12/01/28 ................ 44 36,630
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
12.32%
,
 07/31/28 ................ 123 122,513
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 7.82%
,
 07/30/27 78 76,233
Gen Digital, Inc., Term Loan B, (1 Month CME
Term SOFR + 2.00%), 6.66%
,
 09/12/29 .. 168 167,315
Genesys Cloud Services Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
8.57%
,
 12/01/27 ................. 335 328,768
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 7.38%
,
 10/27/28 ..... 349 347,650
Instructure Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 2.75%), 7.85%
,
 10/30/28 108 107,845
Magenta Buyer LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.75%),
9.58%
,
 07/27/28 ................. 209 182,036
Magenta Buyer LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.25%),
13.08%
,
 07/27/29 ................ 349 276,306
McAfee Corp., Term Loan B1, (1 Month CME
Term SOFR + 3.75%), 8.18%
,
 03/01/29 .. 313 295,209
MH Sub I LLC, 1st Lien Term Loan
(LIBOR USD 1 Month + 3.75%),
8.32%, 09/13/24 ............... 376 371,758
MH Sub I LLC, 2nd Lien Term Loan, (3
Month CME Term SOFR + 6.25%),
10.65%
,
 02/23/29 ................ 262 234,957

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Software (continued)
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
8.73%
,
 12/17/27 ................. USD 59 $ 55,062
Proofpoint , Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.25%), 7.98%
,
 08/31/28 521 510,719
RealPage , Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 7.57%
,
 04/24/28 609 593,524
Severin Acquisition LLC, 1st Lien Term Loan,
(3 Month CME Term SOFR + 3.00%),
7.68%
,
 08/01/25 ................. 150 149,856
Sophia LP, 1st Lien Term Loan B, (LIBOR USD
3 Month + 3.50%), 8.23%
,
 10/07/27 .... 296 291,186
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
6.32%
,
 04/16/25 ................. 31 30,832
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
6.32%
,
 04/16/25 ................. 27 27,094
TIBCO Software, Inc., 1st Lien Term Loan
B, (3 Month CME Term SOFR + 4.50%),
9.18%
,
 03/30/29 ................. 563 518,664
UKG, Inc., 1st Lien Term Loan
(LIBOR USD 3 Month + 3.25%),
8.03%, 05/04/26 ............... 49 48,541
(LIBOR USD 3 Month + 3.75%),
8.58%, 05/04/26 ............... 152 150,282
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 5.25%), 10.03%
,
 05/03/27 ..... 189 180,006
Voyage Australia Pty Ltd., 1st Lien Term Loan,
(3 Month CME Term SOFR + 3.50%),
8.40%
,
 07/20/28 ................. 47 46,555
ZoomInfo LLC, 1st Lien Term Loan, (1
Month CME Term SOFR + 3.00%),
7.66%
,
 02/02/26 ................. 32 32,080
6,099,257
Specialty Retail — 0.1%
(a)
EG Group Ltd., Facility Term Loan
 02/07/25
(o)
..................... 61 58,646
(LIBOR USD 3 Month + 4.25%),
8.98%, 03/31/26 ............... 255 245,449
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (1 Month CME Term SOFR
+ 4.00%), 8.63%
,
 05/04/28 .......... 306 299,183
PetSmart LLC, Term Loan, (1 Month CME Term
SOFR + 3.75%), 8.41%
,
 02/11/28 ...... 301 298,903
Pilot Travel Centers LLC, Term Loan B,
(1 Month CME Term SOFR + 2.00%),
6.66%
,
 08/04/28 ................. 178 177,712
Restoration Hardware, Inc., Term Loan
(LIBOR USD 1 Month + 2.50%),
7.07%, 10/20/28 ............... 53 51,195
(1 Month CME Term SOFR + 3.25%),
7.91%, 10/20/28 ............... 77 74,417
RVR Dealership Holdings LLC, Term Loan,
(3 Month CME Term SOFR + 3.75%),
8.55%
,
 02/08/28 ................. 24 21,447
1,226,952
Technology Hardware, Storage & Peripherals — 0.0%
Electronics for Imaging, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 5.00%),
9.57%
,
 07/23/26
(a)
................ 68 50,022
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc., Term Loan, (6 Month CME Term
SOFR + 3.50%), 7.73%
,
 02/20/29
(a)
.... USD 160 $ 158,768
Trading Companies & Distributors — 0.1%
(a)
Beacon Roofing Supply, Inc., Term Loan,
(LIBOR USD 1 Month + 2.25%),
6.82%
,
 05/19/28 ................. 74 73,896
Core & Main LP, Term Loan B, (LIBOR USD 3
Month + 2.50%), 7.02% - 7.42%
,
 07/27/28 409 407,559
SRS Distribution, Inc., Term Loan
(LIBOR USD 1 Month + 3.50%),
8.07%, 06/02/28 ............... 310 298,152
(1 Month CME Term SOFR + 3.50%),
8.16%, 06/02/28 ............... 74 71,730
TMK Hawk Parent Corp., Term Loan A, (LIBOR
USD 3 Month + 7.50%), 12.26%
,
 05/30/24
(e)
68 64,203
TMK Hawk Parent Corp., Term Loan B, (LIBOR
USD 3 Month + 3.50%), 8.26%
,
 08/28/24
(e)
208 109,424
1,024,964
Transportation Infrastructure — 0.0%
(a)
KKR Apple Bidco LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
7.32%
,
 09/22/28 ................. 86 85,754
KKR Apple Bidco LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
10.32%
,
 09/21/29
(e)
............... 35 34,300
OLA Netherlands BV, Term Loan, (1
Month CME Term SOFR + 6.25%),
10.83%
,
 12/15/26
(e)
............... 122 117,376
237,430
Wireless Telecommunication Services — 0.0%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.25%),
7.80%
,
 05/27/24 ................. 103 86,555
Gogo Intermediate Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
8.58%
,
 04/30/28 ................. 130 129,840
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 6.32%
,
 04/11/25 . 211 210,727
427,122
Total Floating Rate Loan Interests — 5.6%
(Cost: $69,575,904) .............................. 67,679,156
Foreign Agency Obligations
Chile — 0.0%
Empresa Nacional del Petroleo , 3.75%
,
08/05/26
(d)
..................... 243 228,466
China — 0.0%
Industrial & Commercial Bank of China Ltd.,
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.37%), 3.20%
(a)
(d)(h)
.......................... 390 369,886
Colombia — 0.2%
Ecopetrol SA
4.13%, 01/16/25 ................. 475 458,969
4.63%, 11/02/31 ................. 380 299,269
8.88%, 01/13/33 ................. 458 468,900
5.88%, 05/28/45 ................. 290 207,676

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Colombia (continued)
Empresas Publicas de Medellin ESP, 4.25%
,
07/18/29
(b)
..................... USD 345 $ 282,749
1,717,563
Indonesia — 0.1%
(d)
Bank Tabungan Negara Persero Tbk . PT,
4.20%
,
01/23/25 ................. 250 232,528
Pertamina Persero PT, 3.65%
,
07/30/29 ... 392 361,663
594,191
Mexico — 0.2%
Comision Federal de Electricidad , 4.88%
,
01/15/24
(d)
..................... 458 454,364
Petroleos Mexicanos
6.50%, 03/13/27 ................. 582 548,404
8.75%, 06/02/29 ................. 464 451,820
5.95%, 01/28/31 ................. 519 414,370
6.70%, 02/16/32 ................. 474 392,235
2,261,193
Morocco — 0.0%
OCP SA, 5.13%
,
06/23/51
(d)
............ 217 168,175
Oman — 0.0%
OQ SAOC, 5.13%
,
05/06/28
(b)
.......... 200 192,350
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA,
5.13%
,
08/11/61
(b)
................ 200 162,225
Peru — 0.0%
Corp. Financiera de Desarrollo SA, 4.75%
,
07/15/25
(d)
..................... 461 446,824
Total Foreign Agency Obligations — 0.5%
(Cost: $6,618,306) .............................. 6,140,873
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain, 5.45%
,
09/16/32
(d)
.... 267 241,635
Chile — 0.0%
Republic of Chile, 4.34%
,
03/07/42 ....... 468 414,853
Colombia — 0.2%
Republic of Colombia
4.50%, 01/28/26 ................. 757 722,840
3.88%, 04/25/27 ................. 205 185,563
3.13%, 04/15/31 ................. 1,053 795,871
8.00%, 04/20/33 ................. 518 531,695
2,235,969
Dominican Republic — 0.2%
Dominican Republic Government Bond
6.88%, 01/29/26
(d)
................ 300 308,306
5.95%, 01/25/27
(d)
................ 587 584,909
5.50%, 02/22/29
(b)
................ 261 244,981
4.50%, 01/30/30
(d)
................ 200 173,850
4.50%, 01/30/30
(b)
................ 383 332,923
4.88%, 09/23/32
(b)
................ 683 580,678
7.05%, 09/23/32 ................. 165 165,000
2,390,647
Egypt — 0.0%
Arab Republic of Egypt
(b)
5.75%, 05/29/24 ................. 200 188,000
7.50%, 02/16/61 ................. 200 129,500
317,500
Security
Par (000)
Par (000) Value
Guatemala — 0.1%
Republic of Guatemala
4.50%, 05/03/26
(d)
................ USD 400 $ 386,700
5.25%, 08/10/29
(b)
................ 227 220,091
3.70%, 10/07/33
(d)
................ 408 342,669
4.65%, 10/07/41
(b)
................ 521 433,016
1,382,476
Hungary — 0.1%
Hungary Government Bond
5.38%, 03/25/24 ................. 88 88,154
5.25%, 06/16/29
(b)
................ 555 548,756
6.75%, 09/25/52
(b)
................ 200 211,250
848,160
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III,
4.40%
,
06/06/27
(b)
................ 240 239,126
Republic of Indonesia, 4.10%
,
04/24/28 .... 887 871,644
1,110,770
Ivory Coast — 0.1%
Republic of Cote d'Ivoire, 6.38%
,
03/03/28
(d)
. 806 779,805
Mexico — 0.1%
United Mexican States
3.75%, 01/11/28 ................. 418 400,653
2.66%, 05/24/31 ................. 843 706,855
8.30%, 08/15/31 ................. 35 41,318
4.88%, 05/19/33 ................. 200 192,000
6.35%, 02/09/35 ................. 200 212,300
1,553,126
Mongolia — 0.0%
State of Mongolia, 5.13%
,
04/07/26
(d)
..... 200 187,022
Morocco — 0.0%
Kingdom of Morocco, 2.38%
,
12/15/27
(d)
... 256 224,640
Nigeria — 0.1%
Federal Republic of Nigeria
8.38%, 03/24/29
(b)
................ 280 233,100
7.88%, 02/16/32
(d)
................ 356 268,780
7.63%, 11/28/47
(d)
................ 213 139,249
641,129
Oman — 0.1%
Oman Government Bond
(d)
6.50%, 03/08/47 ................. 427 407,251
6.75%, 01/17/48 ................. 754 739,863
1,147,114
Pakistan — 0.0%
Islamic Republic of Pakistan
(d)
6.00%, 04/08/26 ................. 600 258,066
7.38%, 04/08/31 ................. 240 98,426
356,492
Panama — 0.2%
Republic of Panama
3.88%, 03/17/28 ................. 794 757,426
3.16%, 01/23/30 ................. 1,200 1,053,225
1,810,651
Paraguay — 0.1%
Republic of Paraguay
4.95%, 04/28/31
(b)
................ 200 193,725
5.60%, 03/13/48
(d)
................ 398 359,270
5.40%, 03/30/50
(b)
................ 455 405,035
958,030

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Peru — 0.1%
Republic of Peru
2.78%, 01/23/31 ................. USD 665 $ 561,634
1.86%, 12/01/32 ................. 626 467,074
1,028,708
Romania — 0.1%
Romania Government Bond
5.25%, 11/25/27
(b)
................ 428 421,045
2.88%, 03/11/29
(d)
................ EUR 450 417,456
2.50%, 02/08/30
(d)
................ 473 412,663
2.12%, 07/16/31
(d)
................ 590 469,839
1,721,003
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.75%, 01/18/28
(b)
................ USD 371 375,267
4.50%, 04/17/30
(d)
................ 515 515,418
2.25%, 02/02/33
(d)
................ 394 321,799
1,212,484
Senegal — 0.0%
Republic of Senegal, 6.25%
,
05/23/33
(d)
.... 272 235,280
South Africa — 0.1%
Republic of South Africa
4.85%, 09/30/29 ................. 370 336,700
5.88%, 04/20/32 ................. 360 333,450
5.00%, 10/12/46 ................. 602 437,955
1,108,105
Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka
(c)(d)(m)
5.75%, 04/18/23 ................. 370 125,985
6.85%, 03/14/24 ................. 707 240,071
6.35%, 06/28/24 ................. 615 208,639
574,695
Ukraine — 0.0%
Ukraine Government Bond
(c)(m)
7.75%, 09/01/25
(d)
................ 340 77,626
8.99%, 02/01/26
(d)
................ 658 148,174
7.75%, 09/01/26
(d)
................ 45 9,669
7.75%, 09/01/27
(d)
................ 235 50,129
7.25%, 03/15/35
(b)
................ 526 102,504
388,102
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.75%
,
10/28/34 474 525,484
Total Foreign Government Obligations — 1.9%
(Cost: $26,635,228) .............................. 23,393,880
Shares
Shares
Investment Companies
(q)
BlackRock Allocation Target Shares - BATS
Series A ....................... 3,000,118 27,751,090
BlackRock Floating Rate Income Portfolio,
Class K Shares .................. 1,096,299 10,491,578
iShares Core Dividend Growth ETF ...... 476,345 24,446,025
iShares Core S&P 500 ETF ............ 14,938 6,099,335
iShares iBoxx $ High Yield Corporate Bond
ETF .......................... 288,430 22,015,862
Total Investment Companies — 7.5%
(Cost: $94,014,898) .............................. 90,803,890
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.2%
Alternative Loan Trust
(a)
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 1.65%), 4.07%, 06/25/35 .... USD 42 $ 36,910
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.73%), 4.16%,
11/25/46 .................... 67 51,425
Series 2006-OA8, Class 1A1, (LIBOR USD
1 Month + 0.38%), 4.89%, 07/25/46 .. 141 119,321
Series 2007-OA3, Class 1A1, (LIBOR USD
1 Month + 0.28%), 4.79%, 04/25/47 .. 171 149,884
Banc of America Mortgage Trust, Series 2007-
4, Class 1A1, 6.25%, 12/28/37 ........ 29 23,384
Bayview Commercial Asset Trust, Series
2007-4A, Class A1, (LIBOR USD 1 Month +
0.45%), 4.96%, 09/25/37
(a)(b)
......... 276 252,784
COLT Mortgage Loan Trust
(b)
Series 2022-5, Class A1, 4.55%, 04/25/67
(a)
366 364,578
Series 2022-9, Class A1, 6.79%, 12/25/67
(j)
1,142 1,162,603
CSMC Trust, Series 2022-ATH2, Class A1,
4.55%, 05/25/67
(a)(b)
............... 133 130,537
Ellington Financial Mortgage Trust, Series
2021-2, Class A1, 0.93%, 06/25/66
(a)(b)
.. 184 151,039
GCAT Trust
(a)(b)
Series 2022-NQM2, Class A1, 4.21%,
02/25/67 .................... 236 228,918
Series 2022-NQM3, Class A1, 4.35%,
04/25/67 .................... 1,330 1,304,651
Impac CMB Trust, Series 2005-6, Class 1A1,
(LIBOR USD 1 Month + 0.50%), 5.01%,
10/25/35
(a)
..................... 167 142,694
JP Morgan Mortgage Trust, Series 2022-DSC1,
Class A1, 4.75%, 01/25/63
(a)(b)
........ 1,224 1,193,062
OBX Trust
(b)(j)
Series 2022-NQM7, Class A1, 5.11%,
08/25/62 .................... 499 497,618
Series 2022-NQM8, Class A1, 6.10%,
09/25/62 .................... 292 292,538
Series 2022-NQM9, Class A1A, 6.45%,
09/25/62 .................... 1,777 1,801,948
PRKCM Trust, Series 2022-AFC2, Class A1,
5.33%, 08/25/57
(a)(b)
............... 1,381 1,371,425
Reperforming Loan REMIC Trust, Series 2005-
R2, Class 1AF1, (LIBOR USD 1 Month +
0.34%), 4.85%, 06/25/35
(a)(b)
......... 37 35,080
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(b)(j)
........ 1,456 1,453,037
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(b)(j)
.... 1,607 1,548,462
Structured Asset Mortgage Investments II Trust,
Series 2006-AR6, Class 2A1, (LIBOR USD
1 Month + 0.38%), 4.89%, 07/25/46
(a)
... 71 49,712
Verus Securitization Trust
(b)(j)
Series 2022-3, Class A1, 4.13%, 02/25/67 948 909,688
Series 2022-INV2, Class A1, 6.79%,
10/25/67 .................... 1,469 1,497,432
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust, Series 2006-4,
Class 3A1, 7.00%, 05/25/36
(j)
......... 332 293,035
15,061,765

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 3.3%
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 6.36%, 09/15/34
(a)(b)
......... USD 530 $ 482,637
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
6.56%, 04/15/35
(a)(b)
............... 540 501,211
BAMLL Commercial Mortgage Securities Trust,
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 6.16%, 09/15/34
(a)(b)
... 1,058 1,029,190
Bayview Commercial Asset Trust, Series
2007-2A, Class A1, (LIBOR USD 1 Month +
0.27%), 4.78%, 07/25/37
(a)(b)
......... 138 122,780
BBCMS Mortgage Trust
(a)(b)
Series 2017-DELC, Class E, (LIBOR USD 1
Month + 2.63%), 7.08%, 08/15/36 ... 200 197,356
Series 2017-DELC, Class F, (LIBOR USD 1
Month + 3.63%), 8.08%, 08/15/36 ... 130 128,172
Series 2018-CHRS, Class E, 4.27%,
08/05/38 .................... 200 132,767
Benchmark Mortgage Trust
(a)
Series 2018-B5, Class D, 3.11%, 07/15/51
(b)
550 394,515
Series 2018-B7, Class C, 4.86%, 05/15/53 323 282,738
BFLD Trust, Series 2020-EYP, Class E, (LIBOR
USD 1 Month + 3.70%), 8.16%, 10/15/35
(a)(b)
946 778,113
BPR Trust, Series 2021-TY, Class E, (LIBOR
USD 1 Month + 3.60%), 8.06%, 09/15/38
(a)(b)
325 305,425
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class G, (1 Month CME
Term SOFR + 2.41%), 6.89%, 10/15/36 1,063 1,033,863
Series 2019-XL, Class J, (1 Month CME
Term SOFR + 2.76%), 7.24%, 10/15/36 1,649 1,595,549
Series 2021-21M, Class E, (LIBOR USD 1
Month + 2.17%), 6.63%, 10/15/36 ... 346 336,617
Series 2021-CIP, Class E, (LIBOR USD 1
Month + 2.82%), 7.28%, 12/15/38 ... 829 781,283
Series 2021-NWM, Class A, (LIBOR USD 1
Month + 0.91%), 5.37%, 02/15/33
(e)
.. 973 924,098
Series 2021-NWM, Class B, (LIBOR USD 1
Month + 2.15%), 6.61%, 02/15/33
(e)
.. 571 542,068
Series 2021-NWM, Class C, (LIBOR USD 1
Month + 4.25%), 8.71%, 02/15/33
(e)
.. 460 436,832
Series 2021-SOAR, Class G, (LIBOR USD 1
Month + 2.80%), 7.26%, 06/15/38 ... 893 851,111
Series 2021-VINO, Class F, (LIBOR USD 1
Month + 2.80%), 7.26%, 05/15/38 ... 1,114 1,049,845
Series 2021-XL2, Class F, (LIBOR USD 1
Month + 2.24%), 6.70%, 10/15/38 ... 945 900,296
Series 2022-CSMO, Class C, (1 Month CME
Term SOFR + 3.89%), 8.37%, 06/15/27 480 477,897
Series 2022-LP2, Class F, (1 Month CME
Term SOFR + 3.26%), 7.74%, 02/15/39 469 434,139
BX Trust
(a)(b)
Series 2021-ARIA, Class G, (LIBOR USD 1
Month + 3.14%), 7.60%, 10/15/36 ... 679 622,137
Series 2021-LBA, Class AJV, (LIBOR USD 1
Month + 0.80%), 5.26%, 02/15/36 ... 580 561,335
Series 2021-LBA, Class AV, (LIBOR USD 1
Month + 0.80%), 5.26%, 02/15/36 ... 262 253,568
Series 2021-LBA, Class GJV, (LIBOR USD
1 Month + 3.00%), 7.46%, 02/15/36 .. 306 281,678
Series 2021-LBA, Class GV, (LIBOR USD 1
Month + 3.00%), 7.46%, 02/15/36 ... 600 552,309
Series 2021-MFM1, Class E, (LIBOR USD 1
Month + 2.25%), 6.71%, 01/15/34 ... 340 323,838
Series 2021-MFM1, Class F, (LIBOR USD 1
Month + 3.00%), 7.46%, 01/15/34 ... 530 502,486
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-VIEW, Class E, (LIBOR USD 1
Month + 3.60%), 8.06%, 06/15/36 ... USD 536 $ 493,028
Series 2022-GPA, Class A, (1 Month CME
Term SOFR + 2.17%), 6.64%, 10/15/39 2,000 1,999,373
Series 2022-GPA, Class D, (1 Month CME
Term SOFR + 4.06%), 8.54%, 10/15/39 1,200 1,195,493
Series 2022-IND, Class E, (1 Month CME
Term SOFR + 3.99%), 8.47%, 04/15/37 470 454,310
Series 2022-VAMF, Class A, (1 Month CME
Term SOFR + 0.85%), 5.33%, 01/15/39 740 719,615
BXP Trust, Series 2021-601L, Class D, 2.78%,
01/15/44
(a)(b)
.................... 281 184,457
CSMC Trust
(a)(b)
Series 2020-FACT, Class E, (LIBOR USD 1
Month + 4.86%), 9.32%, 10/15/37
(e)
.. 339 305,439
Series 2021-980M, Class E, 3.54%,
07/15/31 .................... 125 93,087
Series 2021-BHAR, Class E, (LIBOR USD 1
Month + 3.50%), 7.96%, 11/15/38 ... 97 90,955
Series 2022-NWPT, Class A, (1 Month CME
Term SOFR + 3.14%), 7.62%, 09/09/24 2,500 2,477,816
DBGS Mortgage Trust, Series 2018-BIOD,
Class F, (LIBOR USD 1 Month + 2.00%),
6.46%, 05/15/35
(a)(b)
............... 402 387,074
DBUBS Mortgage Trust, Series 2017-BRBK,
Class F, 3.53%, 10/10/34
(a)(b)
......... 220 192,660
ELP Commercial Mortgage Trust, Series
2021-ELP, Class G, (LIBOR USD 1 Month +
3.12%), 7.58%, 11/15/38
(a)(b)
......... 860 806,191
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (LIBOR USD 1
Month + 2.25%), 6.71%, 07/15/38 ... 693 675,310
Series 2021-ESH, Class E, (LIBOR USD 1
Month + 2.85%), 7.31%, 07/15/38 ... 508 492,370
Series 2021-ESH, Class F, (LIBOR USD 1
Month + 3.70%), 8.16%, 07/15/38 ... 417 399,094
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-DM, Class F, (LIBOR USD 1
Month + 3.44%), 7.90%, 11/15/36 ... 183 171,275
Series 2022-AGSS, Class A, (1 Month CME
Term SOFR + 2.69%), 7.17%, 11/15/27 720 728,039
HONO Mortgage Trust
(a)(b)
Series 2021-LULU, Class E, (LIBOR USD 1
Month + 3.35%), 7.81%, 10/15/36 ... 274 251,661
Series 2021-LULU, Class F, (LIBOR USD 1
Month + 4.40%), 8.86%, 10/15/36 ... 157 143,096
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1 Month CME Term SOFR +
2.25%), 6.72%, 10/15/39
(a)(b)
......... 1,340 1,339,162
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2022-NLP, Class F, (1 Month CME
Term SOFR + 3.54%), 8.02%, 04/15/37 766 629,802
Series 2022-NXSS, Class A, (1 Month CME
Term SOFR + 2.18%), 6.66%, 08/15/39 680 679,783
Series 2022-OPO, Class D, 3.45%, 01/05/39 250 185,443
Life Mortgage Trust, Series 2021-BMR, Class
F, (LIBOR USD 1 Month + 2.35%), 6.81%,
03/15/38
(a)(b)
.................... 605 578,789
LUXE Trust, Series 2021-TRIP, Class A,
(LIBOR USD 1 Month + 1.05%), 5.51%,
10/15/38
(a)(b)
.................... 136 132,740
MAD Mortgage Trust, Series 2017-330M, Class
E, 4.17%, 08/15/34
(a)(b)
............. 151 134,357

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Med Trust
(a)(b)
Series 2021-MDLN, Class F, (LIBOR USD 1
Month + 4.00%), 8.46%, 11/15/38 ... USD 997 $ 937,152
Series 2021-MDLN, Class G, (LIBOR USD 1
Month + 5.25%), 9.71%, 11/15/38 ... 1,496 1,381,566
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-W10, Class G, (1 Month CME
Term SOFR + 4.22%), 8.70%, 12/15/34
(a)(b)(e)
287 265,475
MHP Commercial Mortgage Trust, Series
2021-STOR, Class J, (LIBOR USD 1 Month
+ 3.95%), 8.41%, 07/15/38
(a)(b)
........ 138 131,304
Morgan Stanley Capital I Trust
Series 2017-HR2, Class D, 2.73%,
12/15/50
(b)
................... 250 175,222
Series 2018-H3, Class C, 4.86%, 07/15/51
(a)
320 275,928
Series 2018-MP, Class E, 4.28%, 07/11/40
(a)
(b)
......................... 238 173,383
Series 2018-SUN, Class F, (LIBOR USD 1
Month + 2.55%), 7.01%, 07/15/35
(a)(b)
. 340 329,767
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class F, (1 Month CME Term SOFR +
5.29%), 9.76%, 03/15/39
(a)(b)
......... 660 618,857
PKHL Commercial Mortgage Trust, Series
2021-MF, Class G, (LIBOR USD 1 Month +
4.35%), 8.81%, 07/15/38
(a)(b)
......... 100 90,977
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS5, Class B, 4.95%,
01/15/59
(a)
................... 250 232,828
Series 2018-C45, Class C, 4.73%, 06/15/51 110 95,790
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1 Month CME Term
SOFR + 2.79%), 7.27%, 11/15/27
(a)(b)
... 2,113 2,111,668
39,576,189
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)(b)
BX Trust, Series 2022-GPA, Class XCP, 1.03%,
10/15/39 ...................... 61,975 337,801
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.31%,
10/15/48 ...................... 4,650 145,509
483,310
Total Non-Agency Mortgage-Backed Securities — 4.5%
(Cost: $56,480,835) .............................. 55,121,264
Preferred Securities
Capital Trusts — 2.8%
Banks — 0.9%
(a)(h)
Bank of America Corp.
Series JJ, (LIBOR USD 3 Month + 3.29%),
5.13% ...................... 1,900 1,847,750
Series RR, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.76%),
4.38% ...................... 1,350 1,225,260
Citigroup, Inc., Series U, (SOFR 1 Day +
3.81%), 5.00% .................. 2,375 2,268,125
PNC Financial Services Group, Inc. (The),
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.60%),
3.40% ........................ 1,750 1,491,875
US Bancorp, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.54%),
3.70% ........................ 1,205 1,052,869
Security
Par (000)
Par (000) Value
Banks (continued)
Wells Fargo & Co., Series BB, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.45%), 3.90% ............. USD 2,300 $ 2,120,313
10,006,192
Capital Markets — 0.4%
(a)(h)
Bank of New York Mellon Corp. (The), Series
H, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%), 3.70% 1,575 1,455,837
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.17%),
4.00% ...................... 1,575 1,451,205
Series H, (US Treasury Yield Curve Rate
T Note Constant Maturity 10 Year +
3.08%), 4.00% ................ 1,730 1,488,233
Goldman Sachs Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.97%),
3.80% ...................... 1,250 1,094,344
Series U, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.92%),
3.65% ...................... 850 739,160
6,228,779
Consumer Finance — 0.7%
(a)(h)
Ally Financial, Inc., Series B, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.87%), 4.70% ............. 2,800 2,303,000
American Express Co., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.85%), 3.55% ................. 2,115 1,871,352
Capital One Financial Corp., Series M, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.16%), 3.95% ...... 1,250 1,084,923
Discover Financial Services, Series C, (LIBOR
USD 3 Month + 3.08%), 5.50% ....... 1,500 1,320,000
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70% 786 727,050
7,306,325
Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.36%), 6.13%
(a)(h)
........... 1,465 1,460,458
Electric Utilities — 0.2%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(h)
........... 2,375 2,218,679
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 5.74%),
7.00%
(a)(b)(h)
..................... 223 208,505
Insurance — 0.1%
MetLife, Inc., Series G, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.58%), 3.85%
(a)(h)
............... 1,950 1,855,837
Multi-Utilities — 0.1%
Dominion Energy, Inc., Series C, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.20%), 4.35%
(a)(h)
........... 790 707,050

BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.3%
Energy Transfer LP
(a)(h)
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.69%),
6.50% ...................... USD 536 $ 502,704
Series G, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.31%),
7.13% ...................... 3,425 3,128,737
3,631,441
Total Capital Trusts — 2.8%
(Cost: $37,074,128) .............................. 33,623,266
Shares
Shares
Preferred Stocks — 0.3%
Consumer Finance — 0.1%
SLM Corp. (Preference), Series B, (LIBOR
USD 3 Month + 1.70%), 6.47%
(a)(h)
..... 11,500 744,280
Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA (Preference) ....... 80,374 414,513
Technology Hardware, Storage &
Peripherals — 0.2%
Samsung Electronics Co. Ltd. (Preference) . 69,223 3,106,319
Total Preferred Stocks — 0.3%
(Cost: $3,504,769) .............................. 4,265,112
Trust Preferreds — 0.1%
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I , (30Y CMT + 1.55%),
6.29%, 12/21/65
(a)(b)
............... 896,000 575,680
Consumer Finance — 0.0%
ILFC E-Capital Trust II , (LIBOR USD 3 Month +
1.80%), 6.54%, 12/21/65
(a)(b)
......... 397,000 263,645
Total Trust Preferreds — 0.1%
(Cost: $1,257,797) .............................. 839,325
Total Preferred Securities — 3.2%
(Cost: $41,836,694) .............................. 38,727,703
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)(b)
Series 2018-K80, Class B, 4.23%, 08/25/50 125 119,393
Series 2018-K732, Class B,
4.05%, 05/25/25 ............... 200 193,334
Series 2018-W5FX, Class CFX, (LIBOR
USD 1 Month + 0.00%), 3.79%, 04/25/28 334 282,750
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $644,883) ................................ 595,477
U.S. Treasury Obligations
U.S. Treasury Notes , 4.25%, 09/30/24 ..... 12,544 12,515,480
Total U.S. Treasury Obligations — 1.0%
(Cost: $12,534,611) .............................. 12,515,480
Security
Shares
Shares Value
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22, 1 share for 1 warrant,
Expires 06/30/27, Strike Price USD 10.00)
(c)
(e)
........................... 602 $ —
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00)
(c)
.... 119 1,303
Total Warrants — 0.0%
(Cost: $—) .................................... 1,303
Total Long-Term Investments — 95.1%
(Cost: $1,190,490,024) ........................... 1,156,327,085
Short-Term Securities
Money Market Funds — 9.6%
(q)(r)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.07% ................... 116,066,197 116,066,197
SL Liquidity Series, LLC, Money Market Series,
4.54%
(s)
....................... 613,499 613,621
Total Short-Term Securities — 9.6%
(Cost: $116,679,604) ............................. 116,679,818
Total Investments — 104.7%
(Cost: $1,307,169,628 ) ........................... 1,273,006,903
Liabilities in Excess of Other Assets — (4.7)% ............ (57,704,873)
Net Assets — 100.0% ..............................
$ 1,215,302,030

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
All or a portion of this security is on loan.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
Perpetual security with no stated maturity date.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(k)
Convertible security.
(l)
Zero-coupon bond.
(m)
Issuer filed for bankruptcy and/or is in default.
(n)
Rounds to less than 1,000.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Fixed rate.
(q)
Affiliate of the Fund.
(r)
Annualized 7-day yield as of period end.
(s)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
Shares
Held at
01/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 160,830,175 $ — $ (44,763,978)
(a)
$ — $ — $ 116,066,197 116,066,197 $ 996,308 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 59,147,307 — (58,520,961)
(a)
(12,904) 179 613,621 613,499 272,344
(b)
—
BlackRock Allocation Target
Shares - BATS Series A .... 28,171,107 — — — (420,017) 27,751,090 3,000,118 722,787 —
BlackRock Floating Rate Income
Portfolio, Class K Shares ... 13,157,456 360,883 (3,200,000) (128,653) 301,892 10,491,578 1,096,299 355,293 —
iShares Core Dividend Growth
ETF .................. — 24,142,450 — — 303,575 24,446,025 476,345 — —
iShares Core S&P 500 ETF .... — 11,782,420 (5,851,756) (94,541) 263,212 6,099,335 14,938 51,981 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 57,257,755 — (32,588,910) (5,529,815) 2,876,832 22,015,862 288,430 1,031,987 —
$ (5,765,913) $ 3,325,673 $ 207,483,708 $ 3,430,700 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Dynamic High Income Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index ............................................ 483 03/17/23 $ 25,227 $ 121,615
S&P 500 E-Mini Index ....................................................... 596 03/17/23 121,882 3,286,386
U.S. Treasury 10 Year Note ................................................... 180 03/22/23 20,666 376,244
U.S. Treasury 10 Year Ultra Note ............................................... 49 03/22/23 5,961 146,507
U.S. Treasury Ultra Bond ..................................................... 55 03/22/23 7,868 479,031
U.S. Treasury 5 Year Note .................................................... 555 03/31/23 60,751 703,621
5,113,404
Short Contracts
GBP Currency ............................................................ 393 03/13/23 30,293 165,681
JPY Currency ............................................................ 45 03/13/23 4,344 (142,979)
U.S. Treasury 10 Year Note ................................................... 13 03/22/23 1,493 (28,865)
U.S. Treasury 5 Year Note .................................................... 2 03/31/23 219 (2,066)
(8,229)
$ 5,105,175
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AED 19,000 USD 5,172 Natwest Markets plc 04/14/23 $ —
AED 25,000 USD 6,806 Standard Chartered Bank 04/14/23 —
CAD 664,000 USD 494,801 Natwest Markets plc 04/14/23 4,522
CHF 49,000 USD 53,556 Standard Chartered Bank 04/14/23 375
EUR 92,000 USD 100,343 Natwest Markets plc 04/14/23 118
EUR 119,000 USD 129,416 Standard Chartered Bank 04/14/23 527
JPY 34,333,000 USD 262,223 Natwest Markets plc 04/14/23 4,144
KRW 95,040,000 USD 77,049 Standard Chartered Bank 04/14/23 211
NZD 834,000 USD 529,939 Natwest Markets plc 04/14/23 9,359
SGD 28,000 USD 21,052 Natwest Markets plc 04/14/23 293
USD 130,406 AED 479,000 Natwest Markets plc 04/14/23 3
USD 65,066 AED 239,000 Standard Chartered Bank 04/14/23 1
USD 101,555 EUR 93,000 Standard Chartered Bank 04/14/23 2
USD 63,281 GBP 51,000 Natwest Markets plc 04/14/23 308
USD 11,940 HKD 93,000 Natwest Markets plc 04/14/23 43
USD 56,927 NZD 88,000 Standard Chartered Bank 04/14/23 23
19,929
USD 613,755 ZAR 11,080,000 HSBC Bank plc 02/28/23 (21,659)
USD 696,872 ZAR 12,555,000 JPMorgan Chase Bank NA 02/28/23 (23,131)
USD 54,656 ZAR 985,000 Morgan Stanley & Co. International plc 02/28/23 (1,831)
ZAR 12,157,431 USD 712,038 JPMorgan Chase Bank NA 02/28/23 (14,835)
ZAR 12,462,570 USD 734,942 UBS AG 02/28/23 (20,240)
USD 471,244 EUR 440,344 JPMorgan Chase Bank NA 03/15/23 (8,697)
USD 808,311 EUR 762,850 Royal Bank of Canada 03/15/23 (23,137)
AED 35,000 USD 9,528 Standard Chartered Bank 04/14/23 —
USD 56,775 AUD 82,000 Natwest Markets plc 04/14/23 (1,263)
USD 5,226 CAD 7,000 Natwest Markets plc 04/14/23 (38)
USD 261,421 CHF 241,000 Natwest Markets plc 04/14/23 (3,828)
USD 230,614 EUR 213,000 Natwest Markets plc 04/14/23 (1,975)
USD 205,373 GBP 169,000 Natwest Markets plc 04/14/23 (3,301)
USD 15,840 GBP 13,000 Standard Chartered Bank 04/14/23 (213)
(124,148)
$ (104,219)

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2023
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly HSBC Bank plc
(b)
02/10/23 $ 445,822 $ 3,137
(c)
$ 440,396 0.0%
( d )
Monthly
JPMorgan Chase
Bank NA
(e)
02/08/23 569,634 49,134
(f)
622,815 0.0
( d )
$ 52,271 $ 1,063,211
(b) (e)
Range: 90-95 basis points 40-60 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(c)
Amount includes $8,563 of net dividends and financing fees.
(d)
Rounds to less than 0.1%.
(f)
Amount includes $(4,047) of net dividends and financing fees.
The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Egypt
Commercial International Bank
Egypt SAE ............ 57,773 $ 95,027 21.6%
Vietnam
Vietnam Dairy Products JSC .. 104,900 345,369 78.4
Total Reference Entity — Long ............ 440,396
Net Value of Reference Entity — HSBC Bank plc $ 440,396
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date February 8, 2023:
Reference Entity — Long
Common Stocks
Hong Kong
Prudential plc ............ 37,469 622,550 100.0
Russia
X5 Retail Group NV, GDR, Class
S .................. 26,438 265 0.0
(a)
Total Reference Entity — Long ............ 622,815
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ 622,815
(a)
Rounds to less than 0.1%.

BlackRock Dynamic High Income Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Derivative Financial Instruments Categorized by Risk Exposure
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ 52,271 $ —
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 3,408,001 $ 165,681 $ 1,705,403 $ — $ 5,279,085
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 19,929 — — 19,929
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 52,271 — — — 52,271
$ — $ — $ 3,460,272 $ 185,610 $ 1,705,403 $ — $ 5,351,285
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... — — — 142,979 30,931 — 173,910
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 124,148 — — 124,148
$ — $ — $ — $ 267,127 $ 30,931 $ — $ 298,058
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 5,622,344 $ 1,045,040 $ (14,986,665) $ — $ (8,319,281)
Forward foreign currency exchange contracts .... — — — 55,986 — — 55,986
Options purchased
(a)
..................... — — 3,760,488 — — — 3,760,488
Options written ........................ — — (1,138,304) — — — (1,138,304)
Swaps .............................. — — 229,090 — — — 229,090
$ — $ — $ 8,473,618 $ 1,101,026 $ (14,986,665) $ — $ (5,412,021)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (7,154,217) $ (1,078,959) $ (1,479,758) $ — $ (9,712,934)
Forward foreign currency exchange contracts .... — — — (130,425) — — (130,425)
Options purchased
( b )
..................... — — (633,618) — — — (633,618)
Options written ........................ — — (7,446) — — — (7,446)
Swaps .............................. — — (37,251) — — — (37,251)
$ — $ — $ (7,832,532) $ (1,209,384) $ (1,479,758) $ — $ (10,521,674)
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2023
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 336,896,040
Average notional value of contracts — short ................................................................................. $ 37,085,173
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 3,164,182
Average amounts sold — in USD ........................................................................................ $ 2,570,240
Options
Average value of option contracts purchased ................................................................................ $ —
(a)
Average value of option contracts written ................................................................................... $ —
(a)
Total return swaps
Average notional value ............................................................................................... $ 314,030
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 2,119,640 $ —
Forward foreign currency exchange contracts ................................................................. 19,929 124,148
Swaps — OTC
(a)
..................................................................................... 52,271 —
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 2,191,840 $ 124,148
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(2,119,640) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 72,200 $ 124,148
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
HSBC Bank plc .................................. $ 3,137 $ (3,137) $ — $ — $ —
JPMorgan Chase Bank NA .......................... 49,134 (46,663) — — 2,471
Natwest Markets plc .............................. 18,790 (10,405) — — 8,385
Standard Chartered Bank ........................... 1,139 (213) — — 926
$ 72,200 $ (60,418) $ — $ — $ 11,782
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(d)
HSBC Bank plc .................................. $ 21,659 $ (3,137) $ — $ — $ 18,522
JPMorgan Chase Bank NA .......................... 46,663 (46,663) — — —
Morgan Stanley & Co. International plc .................. 1,831 — — — 1,831
Natwest Markets plc .............................. 10,405 (10,405) — — —
Royal Bank of Canada ............................. 23,137 — — — 23,137
Standard Chartered Bank ........................... 213 (213) — — —
UBS AG ...................................... 20,240 — — — 20,240
$ 124,148 $ (60,418) $ — $ — $ 63,730

BlackRock Dynamic High Income Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 92,337,051 $ — $ 92,337,051
Common Stocks
Aerospace & Defense .................................... 2,304,603 1,184,719 — 3,489,322
Air Freight & Logistics .................................... 1,490,546 — — 1,490,546
Airlines .............................................. 923,838 814,357 — 1,738,195
Auto Components ...................................... 1,080,230 — — 1,080,230
Automobiles .......................................... 1,159,940 556,909 — 1,716,849
Banks ............................................... 11,170,512 9,273,578 102 20,444,192
Beverages ........................................... 1,615,840 3,207,143 — 4,822,983
Biotechnology ......................................... 1,789,548 — — 1,789,548
Capital Markets ........................................ 4,145,103 — — 4,145,103
Chemicals ............................................ 1,644,331 1,754,611 — 3,398,942
Communications Equipment ................................ 1,499,850 514,854 — 2,014,704
Consumer Finance ...................................... 1,654,119 704,238 — 2,358,357
Containers & Packaging .................................. 1,189,989 — — 1,189,989
Diversified Financial Services ............................... 1,026,020 — — 1,026,020
Diversified Telecommunication Services ........................ 3,825,937 4,669,500 — 8,495,437
Electric Utilities ........................................ 9,105,927 2,055,296 — 11,161,223
Electrical Equipment ..................................... — 1,618,101 — 1,618,101
Electronic Equipment, Instruments & Components ................. 1,586,832 582,818 — 2,169,650
Energy Equipment & Services .............................. 1,054,783 664,195 — 1,718,978
Equity Real Estate Investment Trusts (REITs) .................... 44,456,948 8,019,093 — 52,476,041
Food & Staples Retailing .................................. 2,395,468 — 214 2,395,682
Food Products ......................................... 1,346,609 1,583,687 — 2,930,296
Gas Utilities ........................................... — 2,122,805 — 2,122,805
Health Care Equipment & Supplies ........................... 5,598,950 2,521,745 — 8,120,695
Health Care Providers & Services ............................ 7,355,322 — — 7,355,322
Hotels, Restaurants & Leisure .............................. 1,153,216 1,849,194 — 3,002,410
Household Durables ..................................... 1,251,643 1,496,352 — 2,747,995
Household Products ..................................... 254,820 2,138,897 — 2,393,717
Independent Power and Renewable Electricity Producers ............ 139,345 — — 139,345
Industrial Conglomerates .................................. — 292,260 — 292,260
Insurance ............................................ 5,049,226 4,727,563 — 9,776,789
Interactive Media & Services ............................... 759,747 219,280 — 979,027
Internet & Direct Marketing Retail ............................ 1,047,231 2,663,125 — 3,710,356
IT Services ........................................... 9,594,827 4,252,493 — 13,847,320
Life Sciences Tools & Services .............................. — 1,466,035 — 1,466,035
Machinery ............................................ 1,683,001 3,734,715 — 5,417,716
Media ............................................... 1,542,428 — — 1,542,428
Metals & Mining ........................................ 520,271 1,690,153 — 2,210,424
Multiline Retail ......................................... 607,360 — 21 607,381
Multi-Utilities .......................................... 6,227,285 881,882 — 7,109,167
Oil, Gas & Consumable Fuels ............................... 7,077,804 5,117,229 6 12,195,039
Personal Products ...................................... 1,728,883 759,385 — 2,488,268
Pharmaceuticals ....................................... 861,661 9,687,987 — 10,549,648
Professional Services .................................... 1,008,544 1,595,128 — 2,603,672
Real Estate Management & Development ....................... — 4,589,890 — 4,589,890

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Dynamic High Income Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Level 1 Level 2 Level 3 Total
Road & Rail ........................................... $ 1,979,142 $ 154,951 $ — $ 2,134,093
Semiconductors & Semiconductor Equipment .................... — 8,028,122 — 8,028,122
Software ............................................. 5,456,635 — — 5,456,635
Specialty Retail ........................................ 437,658 1,919,643 — 2,357,301
Technology Hardware, Storage & Peripherals .................... — 1,833,954 — 1,833,954
Textiles, Apparel & Luxury Goods ............................ 772,205 3,698,718 — 4,470,923
Tobacco ............................................. 2,605,251 483,389 — 3,088,640
Trading Companies & Distributors ............................ 327,492 2,322,974 — 2,650,466
Transportation Infrastructure ............................... 1,240,180 7,175,095 — 8,415,275
Water Utilities ......................................... 59,779 437,134 — 496,913
Wireless Telecommunication Services ......................... 547,255 1,712,796 — 2,260,051
Corporate Bonds ........................................ — 291,284,893 — 291,284,893
Equity-Linked Notes ...................................... — 197,595,645 — 197,595,645
Floating Rate Loan Interests
Aerospace & Defense .................................... — 1,601,134 — 1,601,134
Airlines .............................................. — 1,552,610 — 1,552,610
Auto Components ...................................... — 437,415 — 437,415
Automobiles .......................................... — 219,069 — 219,069
Beverages ........................................... — 730,383 — 730,383
Building Products ....................................... — 823,902 — 823,902
Capital Markets ........................................ — 1,493,325 — 1,493,325
Chemicals ............................................ — 2,582,129 59,255 2,641,384
Commercial Services & Supplies ............................. — 2,609,952 134,100 2,744,052
Communications Equipment ................................ — 239,185 26,966 266,151
Construction & Engineering ................................ — 528,246 — 528,246
Construction Materials .................................... — 719,306 — 719,306
Containers & Packaging .................................. — 1,199,455 — 1,199,455
Distributors ........................................... — 130,466 — 130,466
Diversified Consumer Services .............................. — 1,566,616 — 1,566,616
Diversified Financial Services ............................... — 1,850,425 — 1,850,425
Diversified Telecommunication Services ........................ — 2,567,451 172,957 2,740,408
Electric Utilities ........................................ — 110,355 — 110,355
Electrical Equipment ..................................... — 275,146 — 275,146
Electronic Equipment, Instruments & Components ................. — 143,332 — 143,332
Entertainment ......................................... — 2,677,528 — 2,677,528
Equity Real Estate Investment Trusts (REITs) .................... — 106,261 — 106,261
Food & Staples Retailing .................................. — 335,055 — 335,055
Food Products ......................................... — 2,102,733 — 2,102,733
Health Care Equipment & Supplies ........................... — 1,086,335 — 1,086,335
Health Care Providers & Services ............................ — 1,465,252 — 1,465,252
Health Care Technology .................................. — 1,044,339 — 1,044,339
Hotels, Restaurants & Leisure .............................. — 4,909,699 — 4,909,699
Household Durables ..................................... — 816,151 — 816,151
Household Products ..................................... — 301,254 — 301,254
Independent Power and Renewable Electricity Producers ............ — 273,929 — 273,929
Insurance ............................................ — 3,070,064 — 3,070,064
Interactive Media & Services ............................... — 995,657 — 995,657
Internet & Direct Marketing Retail ............................ — 490,091 32,351 522,442
IT Services ........................................... — 1,986,245 — 1,986,245
Leisure Products ....................................... — 67,997 106,898 174,895
Life Sciences Tools & Services .............................. — 1,493,043 — 1,493,043
Machinery ............................................ — 2,920,413 — 2,920,413
Media ............................................... — 2,280,903 178,652 2,459,555
Multiline Retail ......................................... — 274,261 107,031 381,292
Oil, Gas & Consumable Fuels ............................... — 1,375,947 — 1,375,947
Personal Products ...................................... — 622,414 — 622,414
Pharmaceuticals ....................................... — 1,291,559 332,319 1,623,878
Professional Services .................................... — 2,366,396 — 2,366,396
Real Estate Management & Development ....................... — 424,218 — 424,218
Road & Rail ........................................... — 879,481 — 879,481
Semiconductors & Semiconductor Equipment .................... — 266,985 — 266,985
Software ............................................. — 5,965,877 133,380 6,099,257
Specialty Retail ........................................ — 1,226,952 — 1,226,952
Technology Hardware, Storage & Peripherals .................... — 50,022 — 50,022
Fair Value Hierarchy as of Period End (continued)

BlackRock Dynamic High Income Portfolio
Schedules of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2023
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Textiles, Apparel & Luxury Goods ............................ $ — $ 158,768 $ — $ 158,768
Trading Companies & Distributors ............................ — 851,337 173,627 1,024,964
Transportation Infrastructure ............................... — 85,754 151,676 237,430
Wireless Telecommunication Services ......................... — 427,122 — 427,122
Foreign Agency Obligations ................................. — 6,140,873 — 6,140,873
Foreign Government Obligations .............................. — 23,393,880 — 23,393,880
Investment Companies .................................... 63,052,800 — — 63,052,800
Non-Agency Mortgage-Backed Securities ........................ — 52,647,352 2,473,912 55,121,264
Preferred Securities
Banks ............................................... — 10,006,192 — 10,006,192
Capital Markets ........................................ — 6,228,779 — 6,228,779
Commercial Services & Supplies ............................. — 575,680 — 575,680
Consumer Finance ...................................... 744,280 7,569,970 — 8,314,250
Diversified Financial Services ............................... — 1,460,458 — 1,460,458
Electric Utilities ........................................ — 2,218,679 — 2,218,679
Independent Power and Renewable Electricity Producers ............ — 208,505 — 208,505
Insurance ............................................ — 1,855,837 — 1,855,837
Multi-Utilities .......................................... — 707,050 — 707,050
Oil, Gas & Consumable Fuels ............................... 414,513 3,631,441 — 4,045,954
Technology Hardware, Storage & Peripherals .................... — 3,106,319 — 3,106,319
U.S. Government Sponsored Agency Securities .................... — 595,477 — 595,477
U.S. Treasury Obligations ................................... — 12,515,480 — 12,515,480
Warrants .............................................. 1,303 — — 1,303
Short-Term Securities
Money Market Funds ...................................... 116,066,197 — — 116,066,197
$ 343,633,227 $ 896,925,498 $ 4,083,467 $ 1,244,642,192
Investments valued at NAV
(a)
...................................... 28,364,711
$ —
$ 1,273,006,903
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 3,408,001 $ 52,271 $ — $ 3,460,272
Foreign currency exchange contracts ............................ 165,681 19,929 — 185,610
Interest rate contracts ....................................... 1,705,403 — — 1,705,403
Liabilities
Foreign currency exchange contracts ............................ (142,979) (124,148) — (267,127)
Interest rate contracts ....................................... (30,931) — — (30,931)
$ 5,105,175 $ (51,948) $ — $ 5,053,227
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
January 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AB BSL CLO 2 Ltd.
(a)(b)
Series 2021-2A, Class A, (LIBOR USD 3
Month + 1.10%), 5.89%, 04/15/34 ... USD 15,000 $ 14,740,502
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.35%), 8.14%, 04/15/34 ... 1,000 950,444
Accredited Mortgage Loan Trust, Series
2004-4, Class M2, (LIBOR USD 1 Month +
1.58%), 5.14%, 01/25/35
(a)
.......... 531 510,846
AGL CLO 17 Ltd.
(a)(b)
Series 2022-17A, Class C, (3 Month CME
Term SOFR + 2.10%), 6.75%, 01/21/35 1,500 1,432,251
Series 2022-17A, Class E, (3 Month CME
Term SOFR + 6.35%), 11.00%, 01/21/35 1,000 909,078
AGL CLO 3 Ltd., Series 2020-3A, Class C,
(LIBOR USD 3 Month + 2.15%), 6.94%,
01/15/33
(a)(b)
.................... 2,000 1,935,713
AGL CLO 5 Ltd., Series 2020-5A, Class A1R,
(LIBOR USD 3 Month + 1.16%), 5.97%,
07/20/34
(a)(b)
.................... 4,000 3,960,182
AIG CLO LLC
(a)(b)
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 6.86%, 04/20/32 ... 2,500 2,375,671
Series 2018-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 7.91%, 04/20/32 ... 1,000 935,745
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 6.79%, 04/15/34 ... 4,000 3,774,791
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.00%), 7.79%, 04/15/34 ... 3,100 2,872,090
Series 2021-2A, Class B, (LIBOR USD 3
Month + 1.75%), 6.56%, 07/20/34 ... 14,000 13,618,511
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.00%), 6.81%, 07/20/34 ... 5,000 4,727,271
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.05%), 7.86%, 07/20/34 ... 2,500 2,297,349
Series 2021-2A, Class E, (LIBOR USD 3
Month + 6.50%), 11.31%, 07/20/34 ... 1,325 1,220,786
Series 2021-3A, Class B, (LIBOR USD 3
Month + 1.75%), 6.57%, 01/25/35 ... 5,000 4,849,636
Series 2021-3A, Class C, (LIBOR USD 3
Month + 2.05%), 6.87%, 01/25/35 ... 3,000 2,838,868
Series 2021-3A, Class D, (LIBOR USD 3
Month + 3.10%), 7.92%, 01/25/35 ... 1,000 930,141
AIG CLO Ltd., Series 2019-2A, Class AR,
(LIBOR USD 3 Month + 1.10%), 5.92%,
10/25/33
(a)(b)
.................... 7,300 7,228,825
AIMCO CLO
(a)(b)
Series 2015-AA, Class BR2, (LIBOR USD 3
Month + 1.60%), 6.39%, 10/17/34 ... 1,500 1,465,662
Series 2015-AA, Class CR2, (LIBOR USD 3
Month + 2.00%), 6.79%, 10/17/34 ... 3,000 2,860,181
Series 2015-AA, Class DR2, (LIBOR USD 3
Month + 3.05%), 7.84%, 10/17/34 ... 4,500 4,269,190
AIMCO CLO 10 Ltd.
(a)(b)
Series 2019-10A, Class CR, (LIBOR USD 3
Month + 1.90%), 6.72%, 07/22/32 ... 7,500 7,166,769
Series 2019-10A, Class DR, (LIBOR USD 3
Month + 2.90%), 7.72%, 07/22/32 ... 3,500 3,279,594
AIMCO CLO 11 Ltd., Series 2020-11A, Class
CR, (LIBOR USD 3 Month + 2.00%), 6.79%,
10/17/34
(a)(b)
.................... 4,500 4,275,593
AIMCO CLO 12 Ltd., Series 2020-12A, Class
BR, (3 Month CME Term SOFR + 1.70%),
6.36%, 01/17/32
(a)(b)
............... 10,000 9,771,961
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
AIMCO CLO 15 Ltd., Series 2021-15A, Class
C, (LIBOR USD 3 Month + 1.95%), 6.74%,
10/17/34
(a)(b)
.................... USD 1,500 $ 1,416,013
Ajax Mortgage Loan Trust
(b)
Series 2018-E, Class C, 0.00%, 06/25/58
(a)
5 4,959
Series 2018-F, Class C, 0.00%, 11/25/58 . 77 50,953
Allegro CLO II-S Ltd., Series 2014-1RA, Class
B, (LIBOR USD 3 Month + 2.15%), 6.97%,
10/21/28
(a)(b)
.................... 1,300 1,273,589
Allegro CLO VI Ltd., Series 2017-2A, Class
B, (LIBOR USD 3 Month + 1.50%), 6.29%,
01/17/31
(a)(b)
.................... 1,000 963,470
Allegro CLO VII Ltd., Series 2018-1A, Class
B, (LIBOR USD 3 Month + 1.65%), 6.44%,
06/13/31
(a)(b)
.................... 1,000 960,662
Allegro CLO XI Ltd., Series 2019-2A, Class
A1A, (LIBOR USD 3 Month + 1.39%),
6.19%, 01/19/33
(a)(b)
............... 2,000 1,974,950
ALM Ltd., Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.85%), 6.64%, 10/15/29
(a)(b)
3,500 3,456,264
AMMC CLO 21 Ltd., Series 2017-21A, Class
A, (LIBOR USD 3 Month + 1.25%), 5.71%,
11/02/30
(a)(b)
.................... 1,750 1,734,662
AMSR Trust
(b)
Series 2020-SFR1, Class E, 3.22%,
04/17/37 .................... 10,250 9,497,109
Series 2020-SFR1, Class F, 3.57%,
04/17/37 .................... 19,850 18,416,236
Series 2020-SFR1, Class G, 4.31%,
04/17/37 .................... 7,500 6,983,876
Series 2020-SFR4, Class G2, 4.87%,
11/17/37 .................... 3,441 3,128,077
Series 2021-SFR3, Class F, 3.23%,
10/17/38 .................... 11,000 9,466,376
Anchorage Capital CLO 11 Ltd., Series 2019-
11A, Class CR, (LIBOR USD 3 Month +
2.30%), 7.12%, 07/22/32
(a)(b)
......... 700 664,370
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class AR, (LIBOR USD 3 Month +
1.20%), 6.01%, 07/20/34
(a)(b)
......... 7,000 6,837,250
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class A1, (LIBOR USD 3 Month +
1.15%), 5.94%, 04/15/34
(a)(b)
......... 1,000 976,750
Anchorage Capital CLO 20 Ltd.
(a)(b)
Series 2021-20A, Class A1, (LIBOR USD 3
Month + 1.20%), 6.01%, 01/20/35 ... 1,300 1,278,758
Series 2021-20A, Class B, (LIBOR USD 3
Month + 1.80%), 6.61%, 01/20/35 ... 1,500 1,460,494
Anchorage Capital CLO 25 Ltd., Series 2022-
25A, Class C, (3 Month CME Term SOFR +
2.35%), 6.99%, 04/20/35
(a)(b)
......... 5,000 4,745,797
Anchorage Capital CLO 3-R Ltd.
(a)(b)
Series 2014-3RA, Class B, (LIBOR USD 3
Month + 1.50%), 6.30%, 01/28/31 ... 3,400 3,328,223
Series 2014-3RA, Class C, (LIBOR USD 3
Month + 1.85%), 6.65%, 01/28/31 ... 1,250 1,190,901
Anchorage Capital CLO 4-R Ltd.
(a)(b)
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 6.65%, 01/28/31 ... 600 572,250
Series 2014-4RA, Class D, (LIBOR USD 3
Month + 2.60%), 7.40%, 01/28/31 ... 2,250 1,941,018
Anchorage Capital CLO 5-R Ltd., Series
2014-5RA, Class C, (LIBOR USD 3 Month +
1.85%), 6.64%, 01/15/30
(a)(b)
......... 1,850 1,795,490

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 9 Ltd., Series 2016-9A,
Class BR2, (LIBOR USD 3 Month + 1.75%),
6.54%, 07/15/32
(a)(b)
............... USD 1,000 $ 978,907
Anchorage Capital CLO Ltd.
(a)(b)
Series 2018-1RA, Class E, (LIBOR USD 3
Month + 5.50%), 10.32%, 04/13/31 ... 1,500 1,303,249
Series 2018-10A, Class A1A, (LIBOR USD 3
Month + 1.20%), 5.99%, 10/15/31 ... 7,650 7,589,521
Series 2018-10A, Class B, (LIBOR USD 3
Month + 1.75%), 6.54%, 10/15/31 ... 3,000 2,961,612
Series 2018-10A, Class D, (LIBOR USD 3
Month + 3.15%), 7.94%, 10/15/31 ... 1,500 1,389,402
Anchorage Capital Europe CLO 2 DAC,
Series 2X, Class ER, (EURIBOR 3 Month +
6.45%), 8.79%, 04/15/34
(a)(c)
......... EUR 499 475,244
Anchorage Capital Europe CLO DAC, Series
4X, Class E, (EURIBOR 3 Month + 5.71%),
8.16%, 04/25/34
(a)(c)
............... 300 279,984
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 5.87%,
04/15/31
(a)(b)
.................... USD 2,400 2,378,400
Apidos CLO XV
(a)(b)
Series 2013-15A, Class CRR, (LIBOR USD
3 Month + 1.85%), 6.66%, 04/20/31 .. 7,000 6,722,800
Series 2013-15A, Class DRR, (LIBOR USD
3 Month + 2.70%), 7.51%, 04/20/31 .. 2,000 1,814,608
Apidos CLO XX, Series 2015-20A, Class BRR,
(LIBOR USD 3 Month + 1.95%), 6.74%,
07/16/31
(a)(b)
.................... 1,750 1,679,292
Apidos CLO XXII, Series 2015-22A, Class CR,
(LIBOR USD 3 Month + 2.95%), 7.76%,
04/20/31
(a)(b)
.................... 1,000 921,490
Apidos CLO XXIX
(a)(b)
Series 2018-29A, Class A2, (LIBOR USD 3
Month + 1.55%), 6.37%, 07/25/30 ... 1,000 975,638
Series 2018-29A, Class B, (LIBOR USD 3
Month + 1.90%), 6.72%, 07/25/30 ... 1,000 954,435
Apidos CLO XXV Ltd., Series 2016-25A, Class
A1R, (LIBOR USD 3 Month + 1.17%),
5.98%, 10/20/31
(a)(b)
............... 4,500 4,471,629
Apidos CLO XXXII, Series 2019-32A, Class
C, (LIBOR USD 3 Month + 2.40%), 7.21%,
01/20/33
(a)(b)
.................... 1,000 967,033
Apidos CLO XXXIII, Series 2020-33A, Class
AR, (LIBOR USD 3 Month + 1.15%), 5.97%,
10/24/34
(a)(b)
.................... 1,300 1,283,750
Apidos CLO XXXIV, Series 2020-34A, Class
A1R, (LIBOR USD 3 Month + 1.15%),
5.96%, 01/20/35
(a)(b)
............... 14,000 13,788,600
Aqueduct European CLO 2 DAC, Series 2017-
2X, Class E, (EURIBOR 3 Month + 4.40%),
6.69%, 10/15/30
(a)(c)
............... EUR 219 206,472
Ares L CLO Ltd., Series 2018-50A, Class BR,
(LIBOR USD 3 Month + 1.60%), 6.39%,
01/15/32
(a)(b)
.................... USD 6,000 5,869,099
Ares LIII CLO Ltd., Series 2019-53A, Class
C, (LIBOR USD 3 Month + 2.65%), 7.47%,
04/24/31
(a)(b)
.................... 4,500 4,393,337
Ares LV CLO Ltd., Series 2020-55A, Class BR,
(LIBOR USD 3 Month + 1.70%), 6.49%,
07/15/34
(a)(b)
.................... 1,000 977,530
Ares LXI CLO Ltd., Series 2021-61A, Class
A, (LIBOR USD 3 Month + 1.15%), 5.96%,
10/20/34
(a)(b)
.................... 7,500 7,351,793
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, (LIBOR USD 3 Month + 0.00%),
0.00%, 04/15/30
(a)(b)
............... USD 4,500 $ 2,061,000
Ares XLVIII CLO Ltd., Series 2018-48A, Class
C, (LIBOR USD 3 Month + 1.80%), 6.61%,
07/20/30
(a)(b)
.................... 1,000 956,596
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (LIBOR USD 3 Month + 1.30%),
6.06%, 05/24/30
(a)(b)
............... 1,000 980,328
Ares XXXIV CLO Ltd., Series 2015-2A, Class
DR, (LIBOR USD 3 Month + 3.10%), 7.89%,
04/17/33
(a)(b)
.................... 7,250 6,341,797
Ares XXXVII CLO Ltd.
(a)(b)
Series 2015-4A, Class A1R, (LIBOR USD 3
Month + 1.17%), 5.96%, 10/15/30 ... 2,999 2,981,946
Series 2015-4A, Class A3R, (LIBOR USD 3
Month + 1.50%), 6.29%, 10/15/30 ... 1,500 1,468,363
Series 2015-4A, Class BR, (LIBOR USD 3
Month + 1.80%), 6.59%, 10/15/30 ... 1,017 979,061
Ares XXXVR CLO Ltd.
(a)(b)
Series 2015-35RA, Class A2, (LIBOR USD 3
Month + 1.40%), 6.19%, 07/15/30 ... 1,500 1,463,007
Series 2015-35RA, Class C, (LIBOR USD 3
Month + 1.90%), 6.69%, 07/15/30 ... 1,000 959,534
Atlas Senior Loan Fund VII Ltd., Series 2016-
7A, Class A2R, (LIBOR USD 3 Month +
1.55%), 6.29%, 11/27/31
(a)(b)
......... 5,500 5,345,634
Atlas Senior Loan Fund XI Ltd., Series 2018-
11A, Class A1L, (LIBOR USD 3 Month +
1.10%), 5.92%, 07/26/31
(a)(b)
......... 2,000 1,977,147
Atlas Senior Loan Fund XII Ltd., Series 2018-
12A, Class A1, (LIBOR USD 3 Month +
1.18%), 6.00%, 10/24/31
(a)(b)
......... 1,700 1,677,547
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(a)(b)
.................... 11,500 8,740
Atrium XIV LLC, Series 14A, Class C, (LIBOR
USD 3 Month + 1.95%), 6.74%, 08/23/30
(a)(b)
1,000 960,214
Atrium XV, Series 15A, Class B, (LIBOR USD 3
Month + 1.75%), 6.57%, 01/23/31
(a)(b)
... 1,000 978,902
Aurium CLO II DAC, Series 2X, Class ERR,
(EURIBOR 3 Month + 6.08%), 8.21%,
06/22/34
(a)(c)
.................... EUR 200 187,071
Avoca CLO XV DAC, Series 15X, Class ER,
(EURIBOR 3 Month + 4.13%), 6.42%,
04/15/31
(a)(c)
.................... 670 599,236
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.10%), 6.89%, 10/17/32 ... USD 1,250 1,182,434
Series 2019-2A, Class DR, (LIBOR USD 3
Month + 3.15%), 7.94%,
(d)
........ 1,000 925,496
Series 2021-3A, Class A, (LIBOR USD 3
Month + 1.16%), 5.98%, 07/24/34 ... 6,750 6,634,248
Series 2021-7A, Class C, (LIBOR USD 3
Month + 2.10%), 6.92%, 01/22/35 ... 2,250 2,123,963
Series 2022-1A, Class B, (3 Month CME
Term SOFR + 1.85%), 6.48%, 04/18/35 5,000 4,845,792
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.20%), 6.83%, 04/18/35 7,000 6,508,663
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.20%), 7.83%, 04/18/35 2,500 2,214,990
Ballyrock CLO Ltd.
(a)(b)
Series 2020-2A, Class BR, (LIBOR USD 3
Month + 1.95%), 6.76%, 10/20/31 ... 4,500 4,270,508
Series 2020-2A, Class CR, (LIBOR USD 3
Month + 2.95%), 7.76%, 10/20/31 ... 2,000 1,875,258

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Bardot CLO Ltd., Series 2019-2A, Class CR,
(LIBOR USD 3 Month + 1.90%), 6.72%,
10/22/32
(a)(b)
.................... USD 3,250 $ 3,085,481
Battalion CLO 17 Ltd., Series 2021-17A, Class
C, (LIBOR USD 3 Month + 2.10%), 6.91%,
03/09/34
(a)(b)
.................... 1,000 924,382
Battalion CLO 18 Ltd., Series 2020-18A, Class
DR, (LIBOR USD 3 Month + 3.45%), 8.24%,
10/15/36
(a)(b)
.................... 2,000 1,787,130
Battalion CLO X Ltd., Series 2016-10A, Class
BR2, (LIBOR USD 3 Month + 2.05%),
6.87%, 01/25/35
(a)(b)
............... 2,000 1,868,481
Battalion CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class C, (LIBOR USD 3
Month + 2.00%), 6.79%, 04/15/34 ... 3,000 2,756,441
Series 2021-19A, Class D, (LIBOR USD 3
Month + 3.25%), 8.04%, 04/15/34 ... 3,000 2,761,732
Battalion CLO XVI Ltd., Series 2019-16A, Class
AR, (LIBOR USD 3 Month + 1.12%), 5.93%,
12/19/32
(a)(b)
.................... 5,000 4,906,091
BBAM European CLO I DAC, Series 1X, Class
ER, (EURIBOR 3 Month + 5.91%), 8.36%,
07/22/34
(a)(c)
.................... EUR 200 187,083
BDS LLC, Series 2022-FL12, Class A, (1
Month CME Term SOFR + 2.14%), 6.62%,
08/19/38
(a)(b)
.................... USD 4,860 4,835,650
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2005-HE1, Class M2, (LIBOR USD 1
Month + 1.25%), 5.61%, 01/25/35 ... 488 481,101
Series 2006-HE7, Class 1A2, (LIBOR USD
1 Month + 0.34%), 4.85%, 09/25/36 .. 534 510,424
Series 2007-HE2, Class 22A, (LIBOR USD
1 Month + 0.14%), 4.65%, 03/25/37 .. 2,199 2,017,439
Series 2007-HE2, Class 23A, (LIBOR USD
1 Month + 0.14%), 4.65%, 03/25/37 .. 2,514 2,306,579
Series 2007-HE3, Class 2A, (LIBOR USD 1
Month + 0.14%), 4.65%, 04/25/37 ... 3,669 5,133,812
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (LIBOR USD 1
Month + 1.73%), 5.44%, 04/25/34
(a)
.... 1,849 1,796,895
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (LIBOR USD 3
Month + 1.10%), 5.91%, 01/20/31
(a)(b)
... 1,500 1,489,025
Benefit Street Partners CLO XIX Ltd.
(a)(b)
Series 2019-19A, Class A, (LIBOR USD 3
Month + 1.35%), 6.14%, 01/15/33 ... 7,000 6,945,978
Series 2019-19A, Class B, (LIBOR USD 3
Month + 2.00%), 6.79%, 01/15/33 ... 4,250 4,172,949
Benefit Street Partners CLO XV Ltd.
(a)(b)
Series 2018-15A, Class A1, (LIBOR USD 3
Month + 1.15%), 5.94%, 07/18/31 ... 2,200 2,182,594
Series 2018-15A, Class A2A, (LIBOR USD 3
Month + 1.70%), 6.49%, 07/18/31 ... 1,000 983,693
Bilbao CLO I DAC, Series 1X, Class D,
(EURIBOR 3 Month + 4.73%), 7.07%,
07/20/31
(a)(c)
.................... EUR 550 506,187
Bilbao CLO II DAC, Series 2X, Class DR,
(EURIBOR 3 Month + 5.97%), 7.77%,
08/20/35
(a)(c)
.................... 700 648,931
Birch Grove CLO 3 Ltd.
(a)(b)
Series 2021-3A, Class B1, (LIBOR USD 3
Month + 1.80%), 6.60%, 01/19/35 ... USD 7,500 7,266,845
Series 2021-3A, Class C, (LIBOR USD 3
Month + 2.25%), 7.05%, 01/19/35 ... 5,000 4,668,018
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Birch Grove CLO Ltd., Series 19A, Class CR,
(LIBOR USD 3 Month + 2.20%), 6.97%,
06/15/31
(a)(b)
.................... USD 2,000 $ 1,909,506
BlueMountain CLO DAC, Series 2021-1X,
Class E, (EURIBOR 3 Month + 5.41%),
7.75%, 04/15/34
(a)(c)
............... EUR 300 271,346
BlueMountain CLO Ltd., Series 2013-2A,
Class A1R, (LIBOR USD 3 Month + 1.18%),
6.00%, 10/22/30
(a)(b)
............... USD 962 953,250
BlueMountain Fuji Eur CLO IV DAC, Series 4X,
Class ER, (EURIBOR 3 Month + 6.21%),
6.68%, 02/25/34
(a)(c)
............... EUR 700 653,138
Boyce Park CLO Ltd., Series 2022-1A, Class
C, (3 Month CME Term SOFR + 2.10%),
6.75%, 04/21/35
(a)(b)
............... USD 1,500 1,396,334
Bridge Street CLO II Ltd., Series 2021-1A,
Class A2, (LIBOR USD 3 Month + 1.75%),
6.56%, 07/20/34
(a)(b)
............... 5,000 4,873,434
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1R, (LIBOR USD 3
Month + 1.65%), 6.44%, 07/18/34 ... 9,000 8,710,925
Series 2019-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 6.79%, 07/18/34 ... 2,500 2,321,925
Canyon Capital CLO Ltd.
(a)(b)
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 1.90%), 6.69%, 07/15/31 ... 1,500 1,417,752
Series 2016-2A, Class BR, (LIBOR USD 3
Month + 1.75%), 6.54%, 10/15/31 ... 1,250 1,225,478
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 6.79%, 07/15/30 ... 5,000 4,757,933
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.20%), 6.83%, 04/15/35 2,000 1,863,052
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class C, (LIBOR USD 3
Month + 1.90%), 6.69%, 07/15/31 ... 1,000 941,979
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 6.84%, 07/15/34 ... 1,000 940,201
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 7.94%, 07/15/34 ... 1,000 943,659
Series 2020-3A, Class C, (LIBOR USD 3
Month + 2.50%), 7.29%, 01/15/34 ... 1,000 953,993
Capital Four CLO II DAC, Series 2X, Class
E, (EURIBOR 3 Month + 5.91%), 8.25%,
01/15/34
(a)(c)
.................... EUR 300 282,905
Carlyle C17 CLO Ltd., Series C17A, Class BR,
(LIBOR USD 3 Month + 1.85%), 6.65%,
04/30/31
(a)(b)
.................... USD 1,000 943,924
Carlyle US CLO Ltd.
(a)(b)
Series 2017-1A, Class A2R, (LIBOR USD 3
Month + 1.60%), 6.41%, 04/20/31 ... 2,700 2,628,628
Series 2019-3A, Class A2R, (LIBOR USD 3
Month + 1.70%), 6.51%, 10/20/32 ... 5,000 4,889,361
Series 2019-3A, Class BR, (LIBOR USD 3
Month + 2.30%), 7.11%, 10/20/32 ... 4,000 3,845,841
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (LIBOR USD 1 Month +
0.25%), 4.76%, 04/25/36
(a)
.......... 2,876 2,522,798
CarVal CLO I Ltd., Series 2018-1A, Class D,
(LIBOR USD 3 Month + 2.89%), 7.68%,
07/16/31
(a)(b)
.................... 1,995 1,876,691
CarVal CLO III Ltd., Series 2019-2A, Class CR,
(LIBOR USD 3 Month + 1.95%), 6.76%,
07/20/32
(a)(b)
.................... 7,000 6,600,932

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CarVal CLO IV Ltd.
(a)(b)
Series 2021-1A, Class B, (LIBOR USD 3
Month + 1.75%), 6.56%, 07/20/34 ... USD 6,500 $ 6,327,747
Series 2021-1A, Class D, (LIBOR USD 3
Month + 3.25%), 8.06%, 07/20/34 ... 5,000 4,823,540
CarVal CLO VC Ltd.
(a)(b)
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.20%), 6.99%, 10/15/34 ... 2,000 1,880,548
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 8.04%, 10/15/34 ... 3,000 2,876,712
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 3.70%), 8.51%,
04/20/29
(a)(b)
.................... 1,000 924,378
CBAM Ltd.
(a)(b)
Series 2017-1A, Class A1, (LIBOR USD 3
Month + 1.25%), 6.06%, 07/20/30 ... 981 974,856
Series 2020-13A, Class A, (LIBOR USD 3
Month + 1.43%), 6.24%, 01/20/34 ... 4,000 3,936,482
Cedar Funding IV CLO Ltd., Series 2014-4A,
Class BRR, (LIBOR USD 3 Month + 1.65%),
6.47%, 07/23/34
(a)(b)
............... 5,000 4,871,403
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a)(b)
....... 3,950 1,791,463
Cedar Funding V CLO Ltd., Series 2016-5A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
5.89%, 07/17/31
(a)(b)
............... 1,750 1,735,242
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class DRR, (LIBOR USD 3 Month + 3.31%),
8.12%, 04/20/34
(a)(b)
............... 1,950 1,905,192
CIFC European Funding CLO III DAC, Series
3X, Class E, (EURIBOR 3 Month + 5.61%),
7.90%, 01/15/34
(a)(c)
............... EUR 200 183,528
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class A2RR, (LIBOR USD
3 Month + 1.30%), 6.11%, 04/27/31 .. USD 1,700 1,663,883
Series 2013-4A, Class DRR, (LIBOR USD 3
Month + 2.80%), 7.61%, 04/27/31 ... 1,000 922,776
Series 2014-2RA, Class A3, (LIBOR USD 3
Month + 1.90%), 6.72%, 04/24/30 ... 500 484,136
Series 2014-3A, Class CR2, (LIBOR USD 3
Month + 2.35%), 7.17%, 10/22/31 ... 1,000 961,100
Series 2015-1A, Class CRR, (LIBOR USD 3
Month + 1.90%), 6.72%, 01/22/31 ... 1,000 959,117
Series 2016-1A, Class BRR, (LIBOR USD 3
Month + 1.70%), 6.52%, 10/21/31 ... 7,000 6,829,959
Series 2017-3A, Class A1, (LIBOR USD 3
Month + 1.22%), 6.03%, 07/20/30 ... 3,352 3,329,589
Series 2017-5A, Class B, (LIBOR USD 3
Month + 1.85%), 6.64%, 11/16/30 ... 500 482,106
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.40%), 6.19%, 04/18/31 ... 1,000 978,547
Series 2018-4A, Class A1, (LIBOR USD 3
Month + 1.15%), 5.94%, 10/17/31 ... 2,700 2,680,616
Series 2018-4A, Class B, (LIBOR USD 3
Month + 2.10%), 6.89%, 10/17/31 ... 2,000 1,932,879
Series 2019-5A, Class A2RS, (LIBOR USD
3 Month + 1.75%), 6.54%, 01/15/35 .. 1,200 1,171,501
Series 2019-6A, Class A1, (LIBOR USD 3
Month + 1.33%), 6.12%, 01/16/33 ... 8,500 8,440,034
Series 2019-6A, Class D, (LIBOR USD 3
Month + 3.95%), 8.74%, 01/16/33 ... 1,150 1,082,313
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.80%), 6.62%, 04/25/33 ... 9,000 8,577,596
Series 2021-3A, Class D, (LIBOR USD 3
Month + 3.00%), 7.79%, 07/15/36 ... 1,500 1,411,998
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-6A, Class A, (LIBOR USD 3
Month + 1.14%), 5.93%, 10/15/34 ... USD 600 $ 589,950
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH2, Class M3, (LIBOR USD 1
Month + 0.47%), 4.97%, 08/25/36
(a)
.... 2,857 2,558,067
Clear Creek CLO
(a)(b)
Series 2015-1A, Class AR, (LIBOR USD 3
Month + 1.20%), 6.01%, 10/20/30 ... 6,569 6,513,805
Series 2015-1A, Class BR, (LIBOR USD 3
Month + 1.60%), 6.41%, 10/20/30 ... 3,000 2,944,390
Conseco Finance Corp.
(a)
Series 1996-5, Class M1, 8.05%, 07/15/27 375 374,540
Series 1997-7, Class M1, 7.03%, 07/15/28 1,849 1,742,864
Contego CLO IX DAC, Series 9X, Class E,
(EURIBOR 3 Month + 6.01%), 8.51%,
01/24/34
(a)(c)
.................... EUR 472 437,522
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (LIBOR
USD 1 Month + 0.34%), 4.38%, 07/25/37
(a)(b)
USD 1,283 857,725
CVC Cordatus Loan Fund XX DAC, Series
20X, Class E, (EURIBOR 3 Month + 5.61%),
7.69%, 06/22/34
(a)(c)
............... EUR 100 91,318
CVC Cordatus Loan Fund XXII DAC, Series
22X, Class D, (EURIBOR 3 Month + 3.15%),
5.20%, 12/15/34
(a)(c)
............... 200 195,287
Deer Creek CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.18%), 5.99%,
10/20/30
(a)(b)
.................... USD 936 927,993
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (LIBOR USD 3 Month + 2.05%),
6.84%, 07/18/30
(a)(b)
............... 2,000 1,915,314
Dryden 50 Senior Loan Fund, Series 2017-50A,
Class C, (LIBOR USD 3 Month + 2.25%),
7.04%, 07/15/30
(a)(b)
............... 1,000 961,385
Dryden 61 CLO Ltd., Series 2018-61A, Class
CR, (LIBOR USD 3 Month + 1.75%), 6.54%,
01/17/32
(a)(b)
.................... 8,000 7,614,737
Dryden 70 CLO Ltd., Series 2018-70A, Class
D, (LIBOR USD 3 Month + 3.75%), 8.58%,
01/16/32
(a)(b)
.................... 1,000 950,468
Dryden 86 CLO Ltd., Series 2020-86A, Class
DR, (LIBOR USD 3 Month + 3.20%), 7.99%,
07/17/34
(a)(b)
.................... 6,000 5,561,661
Dryden Senior Loan Fund, Series 2017-47A,
Class CR, (LIBOR USD 3 Month + 2.05%),
6.84%, 04/15/28
(a)(b)
............... 5,250 5,111,543
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class CR, (LIBOR USD 3 Month +
1.85%), 6.64%, 04/15/29
(a)(b)
......... 6,000 5,816,487
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class B1LR, (LIBOR USD 3 Month +
3.15%), 7.76%, 08/15/30
(a)(b)
......... 1,500 1,439,476
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class B3R, (LIBOR USD 3
Month + 2.15%), 6.94%, 01/15/34 ... 3,500 3,315,349
Series 2018-1A, Class C, (LIBOR USD 3
Month + 2.20%), 6.99%, 10/15/30 ... 1,000 949,016
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.10%), 5.89%, 04/15/31 ... 2,500 2,465,085
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 6.84%, 10/15/34 ... 3,500 3,277,087
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 7.89%, 10/15/34 ... 3,000 2,876,828

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Elevation CLO Ltd., Series 2017-8A, Class C,
(LIBOR USD 3 Month + 2.05%), 6.87%,
10/25/30
(a)(b)
.................... USD 3,000 $ 2,854,812
Elmwood CLO I Ltd.
(a)(b)
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.45%), 6.26%, 10/20/33 ... 2,500 2,487,563
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 4.40%), 9.21%, 10/20/33 ... 2,000 1,910,137
Elmwood CLO IV Ltd.
(a)(b)
Series 2020-1A, Class B, (LIBOR USD 3
Month + 1.70%), 6.49%, 04/15/33 ... 1,250 1,227,224
Series 2020-1A, Class D, (LIBOR USD 3
Month + 3.15%), 7.94%, 04/15/33 ... 5,500 5,220,707
Elmwood CLO IX Ltd., Series 2021-2A, Class
C, (LIBOR USD 3 Month + 1.90%), 6.71%,
07/20/34
(a)(b)
.................... 1,500 1,419,066
Elmwood CLO V Ltd., Series 2020-2A, Class
DR, (LIBOR USD 3 Month + 3.10%), 7.91%,
10/20/34
(a)(b)
.................... 2,000 1,917,133
Elmwood CLO XI Ltd., Series 2021-4A, Class
D, (LIBOR USD 3 Month + 2.95%), 7.76%,
10/20/34
(a)(b)
.................... 2,000 1,897,872
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF9, Class 2A4, (LIBOR USD 1
Month + 0.50%), 5.01%, 06/25/36 ... 1,450 1,278,698
Series 2006-FF13, Class A1, (LIBOR USD 1
Month + 0.24%), 4.75%, 10/25/36 ... 3,236 2,176,384
Series 2006-FF13, Class A2C, (LIBOR USD
1 Month + 0.32%), 4.83%, 10/25/36 .. 1,897 1,288,124
Series 2006-FF17, Class A5, (LIBOR USD 1
Month + 0.15%), 4.66%, 12/25/36 ... 2,375 2,164,085
Series 2006-FFH1, Class M1, (LIBOR USD
1 Month + 0.56%), 5.06%, 01/25/36 .. 5,450 5,256,393
FirstKey Homes Trust
(b)
Series 2022-SFR1, Class E1, 5.00%,
05/17/39 .................... 6,000 5,289,509
Series 2022-SFR2, Class E1, 4.50%,
07/17/39 .................... 6,382 5,566,933
Flatiron CLO 17 Ltd.
(a)(b)
Series 2017-1A, Class AR, (LIBOR USD 3
Month + 0.98%), 5.59%, 05/15/30 ... 2,745 2,727,457
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 1.90%), 6.51%, 05/15/30 ... 1,000 968,012
Flatiron CLO 20 Ltd., Series 2020-1A, Class
D, (LIBOR USD 3 Month + 3.79%), 8.47%,
11/20/33
(a)(b)
.................... 1,000 936,159
Flatiron CLO 21 Ltd.
(a)(b)
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.85%), 6.65%, 07/19/34 ... 2,000 1,887,426
Series 2021-1A, Class D, (LIBOR USD 3
Month + 2.90%), 7.70%, 07/19/34 ... 2,500 2,407,694
FRTKL, Series 2021-SFR1, Class F, 3.17%,
09/17/38
(b)
..................... 2,900 2,455,282
FS Rialto Issuer LLC, Series 2022-FL7, Class
A, (1 Month CME Term SOFR + 2.90%),
6.81%, 10/19/39
(a)(b)
............... 8,500 8,499,221
Galaxy XX CLO Ltd., Series 2015-20A, Class
D1R, (LIBOR USD 3 Month + 2.60%),
7.41%, 04/20/31
(a)(b)
............... 1,800 1,686,382
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
C, (LIBOR USD 3 Month + 1.70%), 6.49%,
01/15/31
(a)(b)
.................... 500 471,514
Galaxy XXVII CLO Ltd., Series 2018-27A,
Class A, (LIBOR USD 3 Month + 1.02%),
5.66%, 05/16/31
(a)(b)
............... 3,000 2,961,159
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Generate CLO 2 Ltd., Series 2A, Class AR,
(LIBOR USD 3 Month + 1.15%), 5.97%,
01/22/31
(a)(b)
.................... USD 7,660 $ 7,580,344
Generate CLO 3 Ltd., Series 3A, Class DR,
(LIBOR USD 3 Month + 3.60%), 8.41%,
10/20/29
(a)(b)
.................... 2,000 1,870,192
Generate CLO 6 Ltd., Series 6A, Class CR,
(LIBOR USD 3 Month + 2.45%), 7.27%,
01/22/35
(a)(b)
.................... 1,000 946,947
Generate CLO 7 Ltd., Series 7A, Class A1,
(LIBOR USD 3 Month + 1.37%), 6.19%,
01/22/33
(a)(b)
.................... 3,000 2,973,008
Generate CLO 9 Ltd.
(a)(b)
Series 9A, Class B1, (LIBOR USD 3 Month
+ 1.70%), 6.56%, 10/20/34 ........ 8,500 8,210,963
Series 9A, Class C, (LIBOR USD 3 Month +
2.25%), 7.06%, 10/20/34 ......... 3,000 2,795,800
Series 9A, Class D, (LIBOR USD 3 Month +
3.35%), 8.16%, 10/20/34 ......... 3,000 2,689,257
Series 9A, Class E, (LIBOR USD 3 Month +
6.85%), 11.66%, 10/20/34 ......... 1,000 901,799
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.19%), 5.98%,
10/15/30
(a)(b)
.................... 2,250 2,215,305
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2017-1A, Class CR2, (LIBOR USD 3
Month + 1.80%), 6.61%, 04/20/34
(a)(b)
... 9,500 8,946,372
GoldenTree Loan Management US CLO 10
Ltd., Series 2021-10A, Class B, (LIBOR
USD 3 Month + 1.60%), 6.41%, 07/20/34
(a)(b)
1,000 972,716
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class AJ, (LIBOR USD 3
Month + 1.30%), 6.11%, 04/20/30
(a)(b)
... 2,000 1,973,744
GoldenTree Loan Management US CLO 4 Ltd.,
Series 2019-4A, Class CR, (LIBOR USD 3
Month + 2.00%), 6.82%, 04/24/31
(a)(b)
... 1,000 956,037
GoldenTree Loan Management US CLO 5
Ltd.
(a)(b)
Series 2019-5A, Class CR, (LIBOR USD 3
Month + 2.05%), 6.86%, 10/20/32 ... 2,000 1,924,992
Series 2019-5A, Class DR, (LIBOR USD 3
Month + 3.15%), 7.96%, 10/20/32 ... 1,000 984,883
GoldenTree Loan Management US CLO 6 Ltd.,
Series 2019-6A, Class BR, (3 Month CME
Term SOFR + 1.80%), 6.44%, 04/20/35
(a)(b)
800 780,025
GoldenTree Loan Opportunities IX Ltd., Series
2014-9A, Class BR2, (LIBOR USD 3 Month
+ 1.60%), 6.40%, 10/29/29
(a)(b)
........ 900 886,826
GoldenTree Loan Opportunities X Ltd.
(a)(b)
Series 2015-10A, Class AR, (LIBOR USD 3
Month + 1.12%), 5.93%, 07/20/31 ... 3,300 3,275,714
Series 2015-10A, Class C1R, (LIBOR USD
3 Month + 2.10%), 6.91%, 07/20/31 .. 1,000 970,158
GoldentTree Loan Management US CLO 1
Ltd.
(a)(b)
Series 2021-11A, Class C, (LIBOR USD 3
Month + 1.95%), 6.76%, 10/20/34 ... 3,000 2,818,357
Series 2021-11A, Class D, (LIBOR USD 3
Month + 3.00%), 7.81%, 10/20/34 ... 1,000 931,911
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (LIBOR USD 3 Month +
1.80%), 6.61%, 07/20/34
(a)(b)
......... 5,915 5,789,630
Golub Capital Partners CLO 55B Ltd., Series
2021-55A, Class D, (LIBOR USD 3 Month +
3.20%), 8.01%, 07/20/34
(a)(b)
......... 2,500 2,425,905

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Golub Capital Partners CLO 58B Ltd., Series
2021-58A, Class A1, (LIBOR USD 3 Month
+ 1.18%), 6.00%, 01/25/35
(a)(b)
........ USD 1,000 $ 983,806
Greene King Finance plc
(a)
Series B1,  (Sterling Overnight Index
Average + 1.92%), 5.36%, 12/15/34 .. GBP 100 92,464
Series B2,  (Sterling Overnight Index
Average + 2.20%), 5.63%, 03/15/36
(c)
. 100 93,084
Greenpoint Manufactured Housing, Series
2000-1, Class A4, 8.14%, 03/20/30
(a)
.... USD 4,764 3,561,610
Greywolf CLO II Ltd., Series 2013-1A, Class
B1RR, (LIBOR USD 3 Month + 2.30%),
7.09%, 04/15/34
(a)(b)
............... 1,500 1,419,977
Greywolf CLO III Ltd.
(a)(b)
Series 2020-3RA, Class BR, (3 Month CME
Term SOFR + 2.71%), 7.36%, 04/15/33 3,000 2,865,001
Series 2020-3RA, Class CR, (3 Month CME
Term SOFR + 3.61%), 8.26%, 04/15/33 1,000 902,263
Greywolf CLO V Ltd., Series 2015-1A, Class
CR, (LIBOR USD 3 Month + 3.00%), 7.82%,
01/27/31
(a)(b)
.................... 450 400,103
Grippen Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 2.30%), 7.11%,
01/20/30
(a)(b)
.................... 1,000 968,810
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (LIBOR USD 1
Month + 0.70%), 5.21%, 12/25/35
(a)
.. 1,025 451,909
Series 2006-4, Class 1A1, 3.34%,
03/25/36
(a)
................... 2,674 1,913,097
Series 2006-5, Class 1A1, (LIBOR USD 1
Month + 0.36%), 4.87%, 03/25/36
(a)
.. 3,572 1,141,340
Series 2006-18, Class AF6, 6.18%,
11/25/36
(e)
................... 3,315 835,298
GSAMP Trust
(a)
Series 2006-FM3, Class A1, (LIBOR USD 1
Month + 0.14%), 4.65%, 11/25/36 ... 6,600 3,110,916
Series 2006-HE6, Class A4, (LIBOR USD 1
Month + 0.48%), 4.99%, 08/25/36 ... 1,434 1,151,602
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (LIBOR USD 3 Month + 2.10%),
6.90%, 07/28/31
(a)(b)
............... 1,000 976,907
Gulf Stream Meridian 1 Ltd.
(a)(b)
Series 2020-IA, Class A1, (LIBOR USD 3
Month + 1.37%), 6.16%, 04/15/33 ... 7,500 7,395,000
Series 2020-IA, Class B, (LIBOR USD 3
Month + 2.00%), 6.79%, 04/15/33 ... 2,000 1,958,168
Gulf Stream Meridian 4 Ltd.
(a)(b)
Series 2021-4A, Class A1, (LIBOR USD 3
Month + 1.20%), 5.99%, 07/15/34 ... 7,000 6,923,477
Series 2021-4A, Class A2, (LIBOR USD 3
Month + 1.85%), 6.64%, 07/15/34 ... 1,250 1,217,941
HalseyPoint CLO 3 Ltd., Series 2020-3A,
Class A1A, (LIBOR USD 3 Month + 1.45%),
6.25%, 11/30/32
(a)(b)
............... 11,000 10,961,974
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (LIBOR USD 3 Month + 2.15%), 6.96%,
04/20/34
(a)(b)
.................... 1,750 1,633,141
HalseyPoint CLO 5 Ltd.
(a)(b)
Series 2021-5A, Class B, (LIBOR USD 3
Month + 1.80%), 6.60%, 01/30/35 ... 3,500 3,408,424
Series 2021-5A, Class D, (LIBOR USD 3
Month + 3.50%), 8.30%, 01/30/35 ... 3,000 2,882,178
HalseyPoint CLO I Ltd.
(a)(b)
Series 2019-1A, Class A1A1, (LIBOR USD 3
Month + 1.35%), 6.16%, 01/20/33 ... 10,000 9,945,432
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-1A, Class B1, (LIBOR USD 3
Month + 2.20%), 7.01%, 01/20/33 ... USD 2,500 $ 2,453,376
Harvest CLO XVI DAC, Series 16X, Class
ER, (EURIBOR 3 Month + 5.57%), 7.86%,
10/15/31
(a)(c)
.................... EUR 235 214,530
Henley CLO IV DAC, Series 4X, Class E,
(EURIBOR 3 Month + 5.25%), 7.70%,
04/25/34
(a)(c)
.................... 300 275,787
Highbridge Loan Management Ltd., Series
12A-18, Class B, (LIBOR USD 3 Month +
1.85%), 6.64%, 07/18/31
(a)(b)
......... USD 1,000 959,607
Home Partners of America Trust, Series 2021-
2, Class F, 3.80%, 12/17/26
(b)
......... 9,706 8,182,934
HPS Loan Management Ltd., Series 8A-2016,
Class CR, (LIBOR USD 3 Month + 1.95%),
6.76%, 07/20/30
(a)(b)
............... 1,000 945,031
Invesco CLO Ltd.
(a)(b)
Series 2021-2A, Class D, (LIBOR USD 3
Month + 2.90%), 7.69%, 07/15/34 ... 500 473,588
Series 2022-1A, Class B, (3 Month CME
Term SOFR + 1.80%), 6.44%, 04/20/35 3,125 3,032,925
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.15%), 6.79%, 04/20/35 5,000 4,689,497
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.05%), 7.69%, 04/20/35 2,550 2,418,948
Invesco Euro CLO III DAC, Series 3X, Class
F, (EURIBOR 3 Month + 8.07%), 10.36%,
07/15/32
(a)(c)
.................... EUR 213 197,352
Invitation Homes Trust, Series 2018-SFR4,
Class A, (LIBOR USD 1 Month + 1.10%),
5.55%, 01/17/38
(a)(b)
............... USD 2,764 2,744,213
JPMorgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (LIBOR USD 1 Month
+ 0.80%), 5.31%, 07/25/36
(a)
......... 2,975 2,557,260
KKR CLO 18 Ltd., Series 18, Class CR, (LIBOR
USD 3 Month + 2.10%), 6.89%, 07/18/30
(a)(b)
8,050 7,806,413
KKR CLO 27 Ltd.
(a)(b)
Series 27A, Class BR, (3 Month CME Term
SOFR + 1.85%), 6.51%, 10/15/32 ... 4,250 4,142,075
Series 27A, Class CR, (3 Month CME Term
SOFR + 2.25%), 6.91%, 10/15/32 ... 1,450 1,386,398
KKR CLO 35 Ltd., Series 35A, Class B, (LIBOR
USD 3 Month + 1.70%), 6.51%, 10/20/34
(a)(b)
3,657 3,561,470
KKR CLO 41 Ltd., Series 2022-41A, Class
D, (3 Month CME Term SOFR + 3.25%),
7.88%, 04/15/35
(a)(b)
............... 5,250 4,889,973
KKR CLO Ltd., Series 22A, Class D, (LIBOR
USD 3 Month + 3.10%), 7.91%, 07/20/31
(a)(b)
1,200 1,139,615
LCM XXV Ltd., Series 25A, Class B2, (LIBOR
USD 3 Month + 1.65%), 6.46%, 07/20/30
(a)(b)
350 343,008
Lehman XS Trust, Series 2007-20N, Class A1,
(LIBOR USD 1 Month + 2.30%), 6.81%,
12/25/37
(a)
..................... 6,275 6,224,903
Long Beach Mortgage Loan Trust
(a)
Series 2005-3, Class 1A, (LIBOR USD 1
Month + 0.52%), 5.03%, 08/25/45 ... 1,753 1,674,795
Series 2006-4, Class 1A, (LIBOR USD 1
Month + 0.30%), 4.81%, 05/25/36 ... 21,940 12,664,235
Series 2006-6, Class 2A3, (LIBOR USD 1
Month + 0.30%), 4.81%, 07/25/36 ... 5,846 2,376,315
Series 2006-7, Class 1A, (LIBOR USD 1
Month + 0.31%), 4.82%, 08/25/36 ... 6,539 3,550,058
Series 2006-WL3, Class 2A4, (LIBOR USD
1 Month + 0.60%), 5.11%, 01/25/36 .. 1,449 1,306,805

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Lucali CLO Ltd., Series 2020-1A, Class D,
(LIBOR USD 3 Month + 3.60%), 8.39%,
01/15/33
(a)(b)
.................... USD 2,250 $ 2,145,991
Madison Park Funding XX Ltd.
(a)(b)
Series 2016-20A, Class CR, (LIBOR USD 3
Month + 1.90%), 6.71%, 07/27/30 ... 4,080 3,897,632
Series 2016-20A, Class DR, (LIBOR USD 3
Month + 3.00%), 7.81%, 07/27/30 ... 1,315 1,205,982
Madison Park Funding XXIX Ltd., Series
2018-29A, Class C, (LIBOR USD 3 Month +
2.20%), 6.99%, 10/18/30
(a)(b)
......... 5,450 5,242,413
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (LIBOR USD 3 Month +
1.20%), 6.00%, 07/29/30
(a)(b)
......... 3,486 3,462,638
Madison Park Funding XXVII Ltd.
(a)(b)
Series 2018-27A, Class B, (LIBOR USD 3
Month + 1.80%), 6.61%, 04/20/30 ... 1,600 1,532,808
Series 2018-27A, Class C, (LIBOR USD 3
Month + 2.60%), 7.41%, 04/20/30 ... 1,000 921,208
Madison Park Funding XXXI Ltd.
(a)(b)
Series 2018-31A, Class C, (LIBOR USD 3
Month + 2.15%), 6.97%, 01/23/31 ... 600 580,221
Series 2018-31A, Class D, (LIBOR USD 3
Month + 3.00%), 7.82%, 01/23/31 ... 750 711,282
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3 Month CME
Term SOFR + 1.80%), 6.46%, 10/15/32 6,000 5,876,481
Series 2019-33A, Class CR, (3 Month CME
Term SOFR + 2.20%), 6.86%, 10/15/32 4,750 4,556,622
Series 2019-33A, Class DR, (3 Month CME
Term SOFR + 3.10%), 7.76%, 10/15/32 2,000 1,873,788
Marble Point CLO XI Ltd., Series 2017-2A,
Class B, (LIBOR USD 3 Month + 1.50%),
6.29%, 12/18/30
(a)(b)
............... 1,500 1,453,258
Marino Park CLO DAC, Series 1X, Class D,
(EURIBOR 3 Month + 5.67%), 7.96%,
01/16/34
(a)(c)
.................... EUR 100 93,499
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (LIBOR USD 1 Month
+ 0.52%), 5.03%, 06/25/36
(a)(b)
........ USD 2,038 1,835,620
MF1 Ltd., Series 2021-FL7, Class A, (LIBOR
USD 1 Month + 1.08%), 5.55%, 10/16/36
(a)(b)
3,050 2,950,956
Milos CLO Ltd.
(a)(b)
Series 2017-1A, Class BR, (LIBOR USD 3
Month + 1.55%), 6.36%, 10/20/30 ... 5,862 5,746,218
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 1.90%), 6.71%, 10/20/30 ... 2,000 1,912,835
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 6.42%, 09/25/46
(e)
. 609 146,105
Neuberger Berman CLO XVIII Ltd.
(a)(b)
Series 2014-18A, Class BR2, (LIBOR USD
3 Month + 2.15%), 6.97%, 10/21/30 .. 1,500 1,434,588
Series 2014-18A, Class CR2, (LIBOR USD
3 Month + 3.00%), 7.82%, 10/21/30 .. 1,250 1,238,120
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class ERR, (LIBOR USD 3 Month +
6.50%), 11.29%, 07/15/34
(a)(b)
......... 2,600 2,409,145
Neuberger Berman CLO XXI Ltd., Series 2016-
21A, Class DR2, (LIBOR USD 3 Month +
3.30%), 8.11%, 04/20/34
(a)(b)
......... 1,000 965,001
Neuberger Berman CLO XXII Ltd.
(a)(b)
Series 2016-22A, Class BR, (LIBOR USD 3
Month + 1.65%), 6.44%, 10/17/30 ... 800 787,371
Series 2016-22A, Class CR, (LIBOR USD 3
Month + 2.20%), 6.99%, 10/17/30 ... 1,000 960,345
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 26
Ltd.
(a)(b)
Series 2017-26A, Class C, (LIBOR USD 3
Month + 1.75%), 6.54%, 10/18/30 ... USD 2,000 $ 1,918,027
Series 2017-26A, Class D, (LIBOR USD 3
Month + 2.65%), 7.44%, 10/18/30 ... 3,250 3,097,031
Neuberger Berman Loan Advisers CLO 27 Ltd.,
Series 2018-27A, Class D, (LIBOR USD 3
Month + 2.60%), 7.39%, 01/15/30
(a)(b)
... 1,000 918,847
Neuberger Berman Loan Advisers CLO 29 Ltd.,
Series 2018-29A, Class D, (LIBOR USD 3
Month + 3.10%), 7.90%, 10/19/31
(a)(b)
... 500 476,835
Neuberger Berman Loan Advisers CLO 35 Ltd.,
Series 2019-35A, Class A1, (LIBOR USD 3
Month + 1.34%), 6.14%, 01/19/33
(a)(b)
... 8,450 8,423,317
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class CR, (LIBOR USD 3
Month + 1.80%), 6.61%, 07/20/31
(a)(b)
... 1,563 1,499,881
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class C, (LIBOR USD 3
Month + 1.75%), 6.54%, 04/16/33
(a)(b)
... 1,000 951,821
Neuberger Berman Loan Advisers CLO 45 Ltd.,
Series 2021-45A, Class A, (LIBOR USD 3
Month + 1.13%), 5.92%, 10/14/35
(a)(b)
... 12,250 12,060,125
Neuberger Berman Loan Advisers Euro CLO,
Series 2021-1X, Class E, (EURIBOR 3
Month + 5.52%), 7.85%, 04/17/34
(a)(c)
... EUR 188 171,476
New Residential Mortgage Loan Trust, Series
2022-SFR2, Class F, 4.00%, 09/04/39
(b)
.. USD 5,006 3,950,952
Newark BSL CLO 1 Ltd., Series 2016-1A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
5.91%, 12/21/29
(a)(b)
............... 4,508 4,500,742
North Westerly VII ESG CLO DAC, Series
VII-X, Class E, (EURIBOR 3 Month +
5.66%), 5.98%, 05/15/34
(a)(c)
......... EUR 100 91,977
Northwoods Capital 21 Euro DAC, Series
2020-21X, Class ER, (EURIBOR 3 Month +
6.06%), 8.45%, 07/22/34
(a)(c)
......... 200 187,368
Northwoods Capital 23 Euro DAC, Series 2021-
23X, Class E, (EURIBOR 3 Month + 6.21%),
8.26%, 03/15/34
(a)(c)
............... 200 187,884
NYACK Park CLO Ltd.
(a)(b)
Series 2021-1A, Class A, (LIBOR USD 3
Month + 1.12%), 5.93%, 10/20/34 ... USD 4,418 4,336,417
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.95%), 6.76%, 10/20/34 ... 2,500 2,321,505
Oakwood Mortgage Investors, Inc.
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
482 460,391
Series 1999-C, Class A2, 7.48%, 08/15/27 2,552 2,152,987
Series 2001-D, Class A3, 5.90%, 12/15/22
(a)
322 167,456
Series 2002-B, Class A4, 7.09%, 06/15/32
(a)
9 9,078
OCP CLO Ltd.
(a)(b)
Series 2014-5A, Class CR, (LIBOR USD 3
Month + 2.90%), 7.72%, 04/26/31 ... 3,100 2,784,139
Series 2014-6A, Class A1R, (LIBOR USD 3
Month + 1.26%), 6.09%, 10/17/30 ... 10,800 10,753,498
Series 2014-6A, Class A2R, (LIBOR USD 3
Month + 1.72%), 6.55%, 10/17/30 ... 7,500 7,378,429
Series 2015-10A, Class CR2, (LIBOR USD
3 Month + 2.05%), 6.87%, 01/26/34 .. 3,700 3,514,402
Series 2015-10A, Class DR2, (LIBOR USD
3 Month + 2.95%), 7.77%, 01/26/34 .. 2,000 1,831,779
Series 2016-11A, Class A1AR, (LIBOR USD
3 Month + 1.27%), 6.09%, 10/26/30 .. 1,000 995,526

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-15A, Class A3, (LIBOR USD 3
Month + 1.70%), 6.51%, 07/20/31 ... USD 1,000 $ 981,370
Series 2019-16A, Class CR, (LIBOR USD 3
Month + 1.85%), 6.66%, 04/10/33 ... 2,500 2,347,076
Series 2019-17A, Class CR, (LIBOR USD 3
Month + 2.00%), 6.81%, 07/20/32 ... 6,000 5,721,472
Series 2019-17A, Class DR, (LIBOR USD 3
Month + 3.10%), 7.91%, 07/20/32 ... 1,500 1,395,765
Series 2020-19A, Class CR, (LIBOR USD 3
Month + 2.10%), 6.91%, 10/20/34 ... 7,500 7,050,730
Series 2020-19A, Class DR, (LIBOR USD 3
Month + 3.15%), 7.96%, 10/20/34 ... 1,000 945,174
Series 2021-22A, Class C, (LIBOR USD 3
Month + 2.05%), 6.86%, 12/02/34 ... 4,500 4,210,555
Series 2021-22A, Class D, (LIBOR USD 3
Month + 3.10%), 7.91%, 12/02/34 ... 1,250 1,186,675
OCP Euro CLO DAC
(a)(c)
Series 2017-2X, Class E, (EURIBOR 3
Month + 5.00%), 7.29%, 01/15/32 ... EUR 298 283,715
Series 2017-2X, Class F, (EURIBOR 3
Month + 6.40%), 8.69%, 01/15/32 ... 200 165,866
Series 2019-3X, Class ER, (EURIBOR 3
Month + 6.02%), 7.48%, 04/20/33 ... 400 376,199
Series 2022-5X, Class E, (EURIBOR 3
Month + 6.47%), 7.93%, 04/20/35 ... 500 467,407
Octagon Investment Partners 26 Ltd.
(a)(b)
Series 2016-1A, Class BR, (LIBOR USD 3
Month + 1.60%), 6.39%, 07/15/30 ... USD 6,000 5,852,480
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 1.80%), 6.59%, 07/15/30 ... 2,250 2,122,318
Series 2016-1A, Class DR, (LIBOR USD 3
Month + 2.85%), 7.64%, 07/15/30 ... 1,250 1,103,324
Octagon Investment Partners 27 Ltd., Series
2016-1A, Class CR, (LIBOR USD 3 Month +
2.10%), 6.89%, 07/15/30
(a)(b)
......... 1,500 1,430,166
Octagon Investment Partners 28 Ltd., Series
2016-1A, Class C1R, (LIBOR USD 3 Month
+ 2.25%), 7.07%, 10/24/30
(a)(b)
........ 4,000 3,835,101
Octagon Investment Partners 29 Ltd., Series
2016-1A, Class DR, (LIBOR USD 3 Month +
3.10%), 7.92%, 01/24/33
(a)(b)
......... 1,532 1,342,343
Octagon Investment Partners 34 Ltd., Series
2017-1A, Class B1, (LIBOR USD 3 Month +
1.40%), 6.21%, 01/20/30
(a)(b)
......... 2,000 1,955,795
Octagon Investment Partners 35 Ltd., Series
2018-1A, Class C, (LIBOR USD 3 Month +
2.60%), 7.41%, 01/20/31
(a)(b)
......... 1,000 882,340
Octagon Investment Partners 40 Ltd.
(a)(b)
Series 2019-1A, Class C1R, (LIBOR USD 3
Month + 2.15%), 6.96%, 01/20/35 ... 3,000 2,836,886
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.35%), 8.16%, 01/20/35 ... 3,000 2,782,445
Octagon Investment Partners 41 Ltd.
(a)(b)
Series 2019-2A, Class B1R, (LIBOR USD 3
Month + 1.70%), 6.49%, 10/15/33 ... 8,500 8,258,200
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.15%), 6.94%, 10/15/33 ... 3,800 3,634,792
Series 2019-2A, Class DR, (LIBOR USD 3
Month + 3.20%), 7.99%, 10/15/33 ... 4,250 4,001,546
Octagon Loan Funding Ltd.
(a)(b)
Series 2014-1A, Class ARR, (LIBOR USD 3
Month + 1.18%), 5.85%, 11/18/31 ... 13,212 13,105,331
Series 2014-1A, Class BRR, (LIBOR USD 3
Month + 1.70%), 6.37%, 11/18/31 ... 1,500 1,466,080
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2014-1A, Class CRR, (LIBOR USD 3
Month + 2.20%), 6.87%, 11/18/31 ... USD 1,000 $ 939,913
OHA Credit Funding 11 Ltd., Series 2022-11A,
Class D, (3 Month CME Term SOFR +
3.60%), 8.23%, 07/19/33
(a)(b)
......... 1,000 933,715
OHA Credit Funding 2 Ltd.
(a)(b)
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.20%), 7.02%, 04/21/34 ... 1,500 1,432,203
Series 2019-2A, Class DR, (LIBOR USD 3
Month + 3.30%), 8.12%, 04/21/34 ... 1,000 933,535
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class DR, (LIBOR USD 3 Month + 3.15%),
7.96%, 07/20/34
(a)(b)
............... 1,000 958,542
OHA Credit Partners VII Ltd., Series 2012-7A,
Class D1R3, (LIBOR USD 3 Month +
2.90%), 7.58%, 02/20/34
(a)(b)
......... 5,970 5,720,190
OHA Credit Partners XI Ltd., Series 2015-11A,
Class DR, (LIBOR USD 3 Month + 2.95%),
7.76%, 01/20/32
(a)(b)
............... 400 370,366
OHA Credit Partners XIV Ltd.
(a)(b)
Series 2017-14A, Class B, (LIBOR USD 3
Month + 1.50%), 6.32%, 01/21/30 ... 1,000 981,384
Series 2017-14A, Class C, (LIBOR USD 3
Month + 1.80%), 6.62%, 01/21/30 ... 1,500 1,442,383
OHA Credit Partners XVI, Series 2021-16A,
Class A, (LIBOR USD 3 Month + 1.15%),
5.94%, 10/18/34
(a)(b)
............... 13,500 13,321,517
OHA Loan Funding Ltd.
(a)(b)
Series 2015-1A, Class DR3, (LIBOR USD 3
Month + 3.20%), 8.00%, 01/19/37 ... 4,750 4,391,005
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 1.95%), 6.76%, 01/20/33 ... 2,250 2,134,720
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class BR3, (LIBOR USD 3
Month + 1.85%), 6.65%, 10/17/31 ... 2,950 2,825,358
Series 2014-1A, Class A2R2, (LIBOR USD 3
Month + 1.45%), 6.24%, 01/17/31 ... 6,650 6,478,599
Series 2014-1A, Class CR2, (LIBOR USD 3
Month + 2.65%), 7.44%, 01/17/31 ... 2,100 1,938,360
Series 2015-1A, Class CR4, (LIBOR USD 3
Month + 2.85%), 7.53%, 05/21/34 ... 4,100 3,827,959
Series 2015-2A, Class A1R2, (LIBOR USD 3
Month + 1.10%), 5.91%, 07/20/30 ... 7,594 7,549,334
Series 2015-2A, Class CR2, (LIBOR USD 3
Month + 2.75%), 7.56%, 07/20/30 ... 1,400 1,332,923
Series 2018-1A, Class A2, (LIBOR USD 3
Month + 1.45%), 6.24%, 04/18/31 ... 10,000 9,824,046
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.75%), 6.54%, 04/18/31 ... 2,000 1,918,353
Series 2018-2A, Class A2, (LIBOR USD 3
Month + 1.65%), 6.44%, 07/16/31 ... 1,000 981,180
Series 2019-1A, Class A1R, (LIBOR USD 3
Month + 1.15%), 5.80%, 11/14/34 ... 7,000 6,873,820
Series 2019-1A, Class A2R, (LIBOR USD 3
Month + 1.70%), 6.35%, 11/14/34 ... 7,000 6,833,257
Series 2019-1A, Class BR, (LIBOR USD 3
Month + 2.00%), 6.65%, 11/14/34 ... 2,500 2,368,576
Series 2019-1A, Class CR, (LIBOR USD 3
Month + 3.05%), 7.70%, 11/14/34 ... 3,750 3,524,278
Series 2020-3A, Class BR, (LIBOR USD 3
Month + 1.95%), 6.56%, 11/15/31 ... 2,000 1,918,856
Series 2020-3A, Class CR, (LIBOR USD 3
Month + 2.95%), 7.56%, 11/15/31 ... 1,500 1,412,330
Series 2021-1A, Class B, (LIBOR USD 3
Month + 1.70%), 6.51%, 04/20/34 ... 7,000 6,543,326

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-2A, Class C, (LIBOR USD 3
Month + 1.80%), 6.59%, 07/15/34 ... USD 2,000 $ 1,877,732
Series 2021-2A, Class D, (LIBOR USD 3
Month + 2.90%), 7.69%, 07/15/34 ... 4,000 3,801,073
Series 2021-3A, Class B, (LIBOR USD 3
Month + 1.65%), 6.44%, 01/15/35 ... 7,000 6,842,983
Series 2021-3A, Class C, (LIBOR USD 3
Month + 1.95%), 6.74%, 01/15/35 ... 5,000 4,713,036
Series 2021-3A, Class D, (LIBOR USD 3
Month + 2.95%), 7.74%, 01/15/35 ... 2,000 1,900,586
Series 2021-4A, Class B, (LIBOR USD 3
Month + 1.65%), 6.44%, 10/15/34 ... 7,250 7,085,911
Series 2021-4A, Class C, (LIBOR USD 3
Month + 1.95%), 6.74%, 10/15/34 ... 4,850 4,577,593
Series 2021-4A, Class D, (LIBOR USD 3
Month + 2.95%), 7.74%, 10/15/34 ... 6,000 5,623,912
Series 2022-1A, Class B, (3 Month CME
Term SOFR + 1.80%), 6.44%, 04/20/35 1,000 976,376
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.05%), 6.69%, 04/20/35 3,500 3,331,792
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.05%), 7.69%, 04/20/35 3,250 3,127,476
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
Series 2016-1A, Class A2R, (LIBOR USD 3
Month + 1.80%), 6.49%, 08/23/31 ... 2,600 2,520,755
Series 2018-1A, Class A2R, (LIBOR USD 3
Month + 1.60%), 6.41%, 10/20/31 ... 4,700 4,510,821
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.85%), 8.46%, 05/15/32 ... 2,500 2,286,885
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.25%), 7.04%, 07/15/34 ... 6,000 5,626,579
PFP Ltd., Series 2022-9, Class A, (1 Month
CME Term SOFR + 2.27%), 6.75%,
08/19/35
(a)(b)
.................... 37,250 36,691,615
Pikes Peak CLO 2
(a)(b)
Series 2018-2A, Class B1R, (LIBOR USD 3
Month + 1.75%), 6.54%, 10/18/34 ... 5,000 4,842,420
Series 2018-2A, Class CR, (LIBOR USD 3
Month + 2.25%), 7.04%, 10/18/34 ... 2,350 2,211,918
Pikes Peak CLO 6, Series 2020-6A, Class BR2,
(LIBOR USD 3 Month + 1.70%), 6.37%,
05/18/34
(a)(b)
.................... 1,000 971,947
Pikes Peak CLO 8, Series 2021-8A, Class B,
(LIBOR USD 3 Month + 1.75%), 6.56%,
07/20/34
(a)(b)
.................... 2,000 1,946,262
Pikes Peak CLO 9, Series 2021-9A, Class B,
(LIBOR USD 3 Month + 1.75%), 6.56%,
10/27/34
(a)(b)
.................... 7,000 6,793,762
Post CLO Ltd.
(a)(b)
Series 2021-1A, Class B, (LIBOR USD 3
Month + 1.75%), 6.54%, 10/15/34 ... 10,000 9,736,603
Series 2021-1A, Class C, (LIBOR USD 3
Month + 2.20%), 6.99%, 10/15/34 ... 3,500 3,277,043
Series 2021-1A, Class D, (LIBOR USD 3
Month + 3.30%), 8.09%, 10/15/34 ... 1,200 1,151,404
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.20%), 7.84%, 04/20/35 1,750 1,615,010
PPM CLO 4 Ltd.
(a)(b)
Series 2020-4A, Class AR, (LIBOR USD 3
Month + 1.19%), 5.98%, 10/18/34 ... 6,000 5,891,596
Series 2020-4A, Class BR, (LIBOR USD 3
Month + 1.65%), 6.44%, 10/18/34 ... 3,000 2,915,339
Series 2020-4A, Class CR, (LIBOR USD 3
Month + 2.10%), 6.89%, 10/18/34 ... 1,250 1,156,306
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Prima Capital CRE Securitization Ltd.
(b)
Series 2015-4A, Class C, 4.00%, 08/24/49 USD 2,463 $ 2,377,664
Series 2016-6A, Class C, 4.00%, 08/24/40 16,500 14,649,137
Progress Residential Trust
(b)
Series 2019-SFR3, Class F, 3.87%,
09/17/36 .................... 3,000 2,837,264
Series 2019-SFR4, Class E, 3.44%,
10/17/36 .................... 12,500 11,808,776
Series 2020-SFR1, Class F, 3.43%,
04/17/37 .................... 5,500 5,077,428
Series 2020-SFR1, Class G, 4.03%,
04/17/37 .................... 3,500 3,229,578
Series 2021-SFR10, Class F, 4.61%,
12/17/40 .................... 8,492 7,169,283
Series 2021-SFR10, Class G, 4.86%,
12/17/40 .................... 5,994 4,733,813
Series 2021-SFR8, Class F, 3.18%,
10/17/38 .................... 22,000 18,587,041
Series 2021-SFR8, Class G, 4.01%,
10/17/38 .................... 10,000 8,580,424
Series 2022-SFR5, Class E1, 6.62%,
06/17/39 .................... 2,000 1,873,300
Providus CLO III DAC, Series 3X, Class ER,
(EURIBOR 3 Month + 6.26%), 8.59%,
07/18/34
(a)(c)
.................... EUR 300 284,412
Rad CLO 10 Ltd.
(a)(b)
Series 2021-10A, Class C, (LIBOR USD 3
Month + 1.75%), 6.57%, 04/23/34 ... USD 3,750 3,473,740
Series 2021-10A, Class D, (LIBOR USD 3
Month + 2.75%), 7.57%, 04/23/34 ... 2,000 1,843,297
Rad CLO 12 Ltd.
(a)(b)
Series 2021-12A, Class C, (LIBOR USD 3
Month + 2.05%), 6.85%, 10/30/34 ... 1,375 1,294,767
Series 2021-12A, Class D, (LIBOR USD 3
Month + 3.05%), 7.85%, 10/30/34 ... 3,375 3,141,043
Rad CLO 14 Ltd.
(a)(b)
Series 2021-14A, Class C, (LIBOR USD 3
Month + 2.00%), 6.79%, 01/15/35 ... 3,500 3,342,406
Series 2021-14A, Class D, (LIBOR USD 3
Month + 3.00%), 7.79%, 01/15/35 ... 1,000 932,074
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class B, (LIBOR USD 3
Month + 1.65%), 6.46%, 01/20/34 ... 7,000 6,833,982
Series 2021-15A, Class C, (LIBOR USD 3
Month + 2.05%), 6.86%, 01/20/34 ... 1,650 1,567,702
Series 2021-15A, Class D, (LIBOR USD 3
Month + 3.05%), 7.86%, 01/20/34 ... 2,900 2,654,970
Rad CLO 2 Ltd.
(a)(b)
Series 2018-2A, Class AR, (LIBOR USD 3
Month + 1.08%), 5.87%, 10/15/31 ... 5,375 5,321,130
Series 2018-2A, Class BR, (LIBOR USD 3
Month + 1.50%), 6.29%, 10/15/31 ... 5,000 4,837,188
Rad CLO 3 Ltd.
(a)(b)
Series 2019-3A, Class A, (LIBOR USD 3
Month + 1.48%), 6.27%, 04/15/32 ... 15,500 15,433,359
Series 2019-3A, Class BR, (LIBOR USD 3
Month + 1.55%), 6.34%, 04/15/32 ... 4,000 3,892,397
Rad CLO 5 Ltd.
(a)(b)
Series 2019-5A, Class BR, (LIBOR USD 3
Month + 1.70%), 6.52%, 07/24/32 ... 3,000 2,935,812
Series 2019-5A, Class DR, (LIBOR USD 3
Month + 3.15%), 7.97%, 07/24/32 ... 3,500 3,309,975
Rad CLO 9 Ltd., Series 2020-9A, Class A1,
(LIBOR USD 3 Month + 1.40%), 6.19%,
01/15/34
(a)(b)
.................... 1,250 1,238,128

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Ready Capital Mortgage Financing LLC, Series
2022-FL10, Class A, (1 Month CME Term
SOFR + 2.55%), 7.09%, 10/25/39
(a)(b)
... USD 12,482 $ 12,457,349
Regatta Funding LP, Series 2013-2A, Class
CR2, (LIBOR USD 3 Month + 3.70%),
8.49%, 01/15/29
(a)(b)
............... 4,500 4,364,995
Regatta IX Funding Ltd.
(a)(b)
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.80%), 6.59%, 04/17/30 ... 10,000 9,874,220
Series 2017-1A, Class C, (LIBOR USD 3
Month + 2.45%), 7.24%, 04/17/30 ... 1,000 977,079
Regatta VI Funding Ltd., Series 2016-1A,
Class CR2, (LIBOR USD 3 Month + 2.15%),
6.96%, 04/20/34
(a)(b)
............... 1,000 959,871
Regatta VII Funding Ltd.
(a)(b)
Series 2016-1A, Class CR2, (LIBOR USD 3
Month + 2.05%), 6.80%, 06/20/34 ... 750 716,916
Series 2016-1A, Class DR2, (LIBOR USD 3
Month + 3.05%), 7.80%, 06/20/34 ... 2,000 1,895,642
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (LIBOR USD 3 Month + 1.25%),
6.04%, 10/17/30
(a)(b)
............... 3,290 3,273,233
Regatta X Funding Ltd., Series 2017-3A, Class
C, (LIBOR USD 3 Month + 1.80%), 6.59%,
01/17/31
(a)(b)
.................... 1,500 1,439,122
Regatta XII Funding Ltd.
(a)(b)
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.10%), 5.89%, 10/15/32 ... 10,000 9,871,679
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 7.89%, 10/15/32 ... 1,000 940,166
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (LIBOR USD 3 Month + 2.10%),
6.89%, 07/15/31
(a)(b)
............... 1,250 1,197,301
Regatta XV Funding Ltd., Series 2018-4A,
Class C, (LIBOR USD 3 Month + 3.30%),
8.12%, 10/25/31
(a)(b)
............... 1,000 940,895
Regatta XVI Funding Ltd.
(a)(b)
Series 2019-2A, Class B, (LIBOR USD 3
Month + 2.05%), 6.84%, 01/15/33 ... 6,700 6,578,648
Series 2019-2A, Class D, (LIBOR USD 3
Month + 3.90%), 8.69%, 01/15/33 ... 1,000 932,624
Regatta XVII Funding Ltd., Series 2020-1A,
Class C, (LIBOR USD 3 Month + 2.55%),
7.34%, 10/15/33
(a)(b)
............... 500 488,109
Regatta XXIII Funding Ltd.
(a)(b)
Series 2021-4A, Class C, (LIBOR USD 3
Month + 2.05%), 6.86%, 01/20/35 ... 3,000 2,864,670
Series 2021-4A, Class D, (LIBOR USD 3
Month + 3.05%), 7.86%, 01/20/35 ... 2,000 1,906,520
Riserva CLO Ltd.
(a)(b)
Series 2016-3A, Class CRR, (LIBOR USD 3
Month + 1.80%), 6.59%, 01/18/34 ... 1,000 941,947
Series 2016-3A, Class DRR, (LIBOR USD 3
Month + 3.25%), 8.04%, 01/18/34 ... 1,250 1,159,388
Rockfield Park CLO DAC, Series 1X, Class
D, (EURIBOR 3 Month + 5.95%), 8.24%,
07/16/34
(a)(c)
.................... EUR 357 333,026
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class BR2A, (LIBOR USD
3 Month + 1.65%), 6.46%, 04/20/34 .. USD 3,500 3,389,156
Series 2017-3A, Class C, (LIBOR USD 3
Month + 1.80%), 6.61%, 10/20/30 ... 2,300 2,182,556
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.72%), 6.40%, 05/20/31 ... 1,000 983,271
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-2A, Class A, (LIBOR USD 3
Month + 1.16%), 5.97%, 10/20/31 ... USD 3,500 $ 3,463,250
Series 2018-2A, Class B, (LIBOR USD 3
Month + 1.80%), 6.61%, 10/20/31 ... 1,125 1,106,379
Series 2018-2A, Class C, (LIBOR USD 3
Month + 2.20%), 7.01%, 10/20/31 ... 700 662,940
Series 2018-2A, Class D, (LIBOR USD 3
Month + 3.10%), 7.91%, 10/20/31 ... 1,600 1,490,047
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 7.91%, 04/20/34 ... 1,500 1,379,689
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.00%), 6.68%, 08/20/32 ... 5,500 5,174,125
Series 2020-1A, Class A, (LIBOR USD 3
Month + 1.28%), 6.09%, 01/20/32 ... 10,000 9,900,595
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.10%), 6.91%, 07/20/34 ... 2,000 1,848,227
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 8.06%, 07/20/34 ... 1,250 1,162,644
Series 2021-3A, Class C, (LIBOR USD 3
Month + 2.15%), 6.96%, 10/20/34 ... 3,000 2,787,479
RR 5 Ltd., Series 2018-5A, Class B, (LIBOR
USD 3 Month + 2.25%), 7.04%, 10/15/31
(a)(b)
1,250 1,207,349
Signal Peak CLO 1 Ltd., Series 2014-1A,
Class BR3, (LIBOR USD 3 Month + 1.80%),
6.59%, 04/17/34
(a)(b)
............... 630 611,064
Signal Peak CLO 10 Ltd.
(a)(b)
Series 2021-9A, Class B, (LIBOR USD 3
Month + 1.70%), 6.52%, 07/21/34 ... 9,500 9,138,949
Series 2021-9A, Class C, (LIBOR USD 3
Month + 2.05%), 6.87%, 07/21/34 ... 2,000 1,889,103
Signal Peak CLO 2 LLC, Series 2015-1A,
Class CR2, (LIBOR USD 3 Month + 1.90%),
6.71%, 04/20/29
(a)(b)
............... 2,000 1,933,501
Signal Peak CLO 4 Ltd.
(a)(b)
Series 2017-4A, Class CR, (LIBOR USD 3
Month + 2.15%), 6.97%, 10/26/34 ... 5,000 4,635,275
Series 2017-4A, Class DR, (LIBOR USD 3
Month + 3.20%), 8.02%, 10/26/34 ... 2,300 2,023,216
Signal Peak CLO 7 Ltd.
(a)(b)
Series 2019-1A, Class A, (LIBOR USD 3
Month + 1.50%), 6.30%, 04/30/32 ... 5,000 4,961,050
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.00%), 6.80%, 04/30/32 ... 5,380 5,199,183
Sixth Street CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class B, (LIBOR USD 3
Month + 1.70%), 6.51%, 07/20/34 ... 3,000 2,917,461
Series 2021-19A, Class C, (LIBOR USD 3
Month + 2.00%), 6.81%, 07/20/34 ... 1,000 931,977
Series 2021-19A, Class D, (LIBOR USD 3
Month + 3.00%), 7.81%, 07/20/34 ... 4,000 3,806,501
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class A, (LIBOR USD 3 Month + 1.24%),
6.05%, 01/20/34
(a)(b)
............... 8,500 8,386,322
Sixth Street CLO XVIII Ltd., Series 2021-18A,
Class D, (LIBOR USD 3 Month + 2.90%),
7.71%, 04/20/34
(a)(b)
............... 1,045 991,888
Sound Point CLO XXI Ltd., Series 2018-3A,
Class A1A, (LIBOR USD 3 Month + 1.18%),
6.00%, 10/26/31
(a)(b)
............... 6,600 6,545,493
Sound Point CLO XXIII Ltd., Series 2019-2A,
Class CR, (LIBOR USD 3 Month + 2.25%),
7.04%, 07/15/34
(a)(b)
............... 2,250 2,084,541
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class B1, (LIBOR USD 3 Month + 1.70%),
6.52%, 04/25/34
(a)(b)
............... 3,350 3,175,197

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Sound Point CLO XXVIII Ltd., Series 2020-3A,
Class A1, (LIBOR USD 3 Month + 1.28%),
6.10%, 01/25/32
(a)(b)
............... USD 1,500 $ 1,469,948
Sound Point CLO XXXIII Ltd., Series 2022-1A,
Class B, (3 Month CME Term SOFR +
1.90%), 6.56%, 04/25/35
(a)(b)
......... 5,200 5,028,661
Sound Point Euro CLO Funding DAC, Series
5X, Class E, (EURIBOR 3 Month + 5.84%),
8.29%, 07/25/35
(a)(c)
............... EUR 300 277,900
Southwick Park CLO LLC
(a)(b)
Series 2019-4A, Class A1R, (LIBOR USD 3
Month + 1.06%), 5.87%, 07/20/32 ... USD 2,000 1,976,000
Series 2019-4A, Class CR, (LIBOR USD 3
Month + 1.95%), 6.76%, 07/20/32 ... 2,550 2,411,258
Series 2019-4A, Class ER, (LIBOR USD 3
Month + 6.25%), 11.06%, 07/20/32 ... 1,000 896,767
Stewart Park CLO Ltd., Series 2015-1A, Class
DR, (LIBOR USD 3 Month + 2.60%), 7.39%,
01/15/30
(a)(b)
.................... 1,700 1,505,820
Structured Asset Securities Corp. Mortgage
Loan Trust
(a)
Series 2006-BC3, Class A1, (LIBOR USD 1
Month + 0.32%), 4.83%, 10/25/36 ... 5,473 3,710,334
Series 2007-MN1A, Class A1, (LIBOR USD
1 Month + 0.23%), 4.74%, 01/25/37
(b)
. 1,445 871,888
Symphony CLO XX Ltd., Series 2018-20A,
Class DR, (LIBOR USD 3 Month + 3.75%),
8.54%, 01/16/32
(a)(b)
............... 2,750 2,584,481
Symphony CLO XXII Ltd., Series 2020-22A,
Class B, (LIBOR USD 3 Month + 1.70%),
6.49%, 04/18/33
(a)(b)
............... 1,250 1,226,031
Tallman Park CLO Ltd., Series 2021-1A, Class
C, (LIBOR USD 3 Month + 1.95%), 6.76%,
04/20/34
(a)(b)
.................... 830 778,124
TCI-Flatiron CLO Ltd.
(a)(b)
Series 2017-1A, Class C, (LIBOR USD 3
Month + 1.85%), 6.50%, 11/18/30 ... 1,250 1,188,036
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 1.75%), 6.55%, 01/29/32 ... 4,000 3,771,661
Series 2018-1A, Class DR, (LIBOR USD 3
Month + 2.75%), 7.55%, 01/29/32 ... 2,000 1,891,633
TCW CLO Ltd.
(a)(b)
Series 2020-1A, Class CRR, (LIBOR USD 3
Month + 2.05%), 6.86%, 04/20/34 ... 3,500 3,296,051
Series 2020-1A, Class DRR, (LIBOR USD 3
Month + 3.40%), 8.21%, 04/20/34 ... 2,250 2,046,400
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.90%), 6.71%, 03/18/34 ... 1,000 925,422
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.10%), 6.92%, 07/25/34 ... 2,500 2,348,675
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 8.07%, 07/25/34 ... 5,000 4,513,509
TICP CLO IX Ltd.
(a)(b)
Series 2017-9A, Class B, (LIBOR USD 3
Month + 1.60%), 6.41%, 01/20/31 ... 1,000 986,806
Series 2017-9A, Class D, (LIBOR USD 3
Month + 2.90%), 7.71%, 01/20/31 ... 1,000 953,993
TICP CLO V Ltd., Series 2016-5A, Class DR,
(LIBOR USD 3 Month + 3.15%), 7.94%,
07/17/31
(a)(b)
.................... 2,500 2,460,230
TICP CLO VI Ltd.
(a)(b)
Series 2016-6A, Class BR2, (LIBOR USD 3
Month + 1.50%), 6.29%, 01/15/34 ... 2,000 1,958,840
Series 2016-6A, Class CR2, (LIBOR USD 3
Month + 1.90%), 6.69%, 01/15/34 ... 1,650 1,563,830
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TICP CLO VII Ltd.
(a)(b)
Series 2017-7A, Class BR, (LIBOR USD 3
Month + 1.70%), 6.49%, 04/15/33 ... USD 2,000 $ 1,948,549
Series 2017-7A, Class CR, (LIBOR USD 3
Month + 2.15%), 6.94%, 04/15/33 ... 6,500 6,261,100
Series 2017-7A, Class DR, (LIBOR USD 3
Month + 3.20%), 7.99%, 04/15/33 ... 4,000 3,706,805
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class A, (LIBOR USD 3
Month + 1.18%), 5.99%, 10/20/31 ... 8,545 8,480,391
Series 2018-11A, Class D, (LIBOR USD 3
Month + 3.05%), 7.86%, 10/20/31 ... 1,100 1,037,389
Series 2018-11A, Class E, (LIBOR USD 3
Month + 6.00%), 10.81%, 10/20/31 ... 1,000 915,091
TICP CLO XII Ltd.
(a)(b)
Series 2018-12A, Class CR, (LIBOR USD 3
Month + 2.10%), 6.89%, 07/15/34 ... 13,450 12,845,215
Series 2018-12A, Class DR, (LIBOR USD 3
Month + 3.30%), 8.09%, 07/15/34 ... 1,500 1,424,033
TICP CLO XIII Ltd., Series 2019-13A, Class
DR, (LIBOR USD 3 Month + 3.15%), 7.94%,
04/15/34
(a)(b)
.................... 2,000 1,895,107
TICP CLO XIV Ltd., Series 2019-14A, Class
BR, (LIBOR USD 3 Month + 2.20%), 7.01%,
10/20/32
(a)(b)
.................... 3,250 3,122,326
Trestles CLO Ltd., Series 2020-3A, Class C,
(LIBOR USD 3 Month + 2.25%), 7.06%,
01/20/33
(a)(b)
.................... 1,450 1,384,022
Tricon American Homes Trust
(b)
Series 2019-SFR1, Class E, 3.40%,
03/17/38 .................... 7,000 6,356,622
Series 2020-SFR2, Class E2, 3.08%,
11/17/39 .................... 1,000 841,913
Tricon Residential Trust
(b)
Series 2021-SFR1, Class F, 3.69%,
07/17/38 .................... 5,500 4,789,351
Series 2021-SFR1, Class G, 4.13%,
07/17/38 .................... 3,551 3,033,042
Series 2022-SFR2, Class E, 7.51%,
07/17/40 .................... 10,000 9,766,109
Unique Pub Finance Co. plc (The)
(c)
Series A4,  5.66%, 06/30/27 ......... GBP 501 606,182
Series N,  6.46%, 03/30/32
(e)
......... 800 1,016,638
Upland CLO Ltd., Series 2016-1A, Class CR,
(LIBOR USD 3 Month + 2.90%), 7.71%,
04/20/31
(a)(b)
.................... USD 1,500 1,350,581
Voya CLO Ltd.
(a)(b)
Series 2014-1A, Class BR2, (3 Month CME
Term SOFR + 2.16%), 6.79%, 04/18/31 1,000 945,727
Series 2014-4A, Class BR2, (LIBOR USD 3
Month + 2.09%), 6.88%, 07/14/31 ... 500 470,567
Series 2016-3A, Class A1R, (LIBOR USD 3
Month + 1.19%), 5.98%, 10/18/31 ... 500 496,408
Voya Euro CLO II DAC, Series 2X, Class ER,
(EURIBOR 3 Month + 6.02%), 8.35%,
07/15/35
(a)(c)
.................... EUR 390 363,003
Washington Mutual Asset-Backed
CertificatesTrust, Series 2006-HE5, Class
1A, (LIBOR USD 1 Month + 0.16%), 4.36%,
10/25/36
(a)
..................... USD 12,138 9,165,615
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (LIBOR USD 3 Month + 1.35%),
6.16%, 07/20/30
(a)(b)
............... 3,800 3,686,427

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Wellman Park CLO Ltd., Series 2021-1A, Class
B, (LIBOR USD 3 Month + 1.60%), 6.39%,
07/15/34
(a)(b)
.................... USD 7,000 $ 6,748,634
Whetstone Park CLO Ltd., Series 2021-1A,
Class D, (LIBOR USD 3 Month + 2.90%),
7.71%, 01/20/35
(a)(b)
............... 2,500 2,337,561
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class ANBR, (LIBOR USD
3 Month + 1.70%), 6.52%, 07/24/32 .. 10,415 10,188,893
Series 2019-1A, Class BR, (LIBOR USD 3
Month + 2.05%), 6.87%, 07/24/32 ... 5,000 4,739,437
Whitebox CLO III Ltd., Series 2021-3A, Class
A1, (LIBOR USD 3 Month + 1.22%), 6.01%,
10/15/34
(a)(b)
.................... 2,000 1,962,300
York CLO 1 Ltd., Series 2014-1A, Class BRR,
(LIBOR USD 3 Month + 1.65%), 6.47%,
10/22/29
(a)(b)
.................... 2,100 2,067,309
Total Asset-Backed Securities — 13.0%
(Cost: $1,856,175,210) ........................... 1,767,787,869
Shares
Shares
Common Stocks
Aerospace & Defense — 0.2%
Airbus SE ........................ 30,845 3,866,911
BAE Systems plc ................... 401,262 4,247,781
L3Harris Technologies, Inc. ............ 38,470 8,264,125
MTU Aero Engines AG, Class N ......... 15,899 3,973,359
Raytheon Technologies Corp. .......... 57,699 5,761,245
26,113,421
Air Freight & Logistics — 0.2%
CJ Logistics Corp. .................. 2,959 217,376
DSV A/S ......................... 18,362 3,037,628
Hyundai Glovis Co. Ltd. .............. 7,578 1,025,549
United Parcel Service, Inc., Class B ...... 85,866 15,904,959
ZTO Express Cayman, Inc., ADR ........ 13,289 378,869
20,564,381
Airlines — 0.1%
(f)
Copa Holdings SA, Class A
(g)
........... 80,067 7,372,570
InterGlobe Aviation Ltd.
(b)(c)
............ 255,891 6,654,741
14,027,311
Auto Components — 0.0%
Lear Corp. ....................... 46,078 6,717,251
Automobiles — 0.1%
Astra International Tbk. PT ............ 11,451,600 4,600,705
BYD Co. Ltd., Class A ................ 62,200 2,657,609
General Motors Co. ................. 182,512 7,176,372
Guangzhou Automobile Group Co. Ltd., Class
H ........................... 334,000 240,290
Kia Corp. ........................ 22,412 1,221,050
15,896,026
Banks — 1.8%
Absa Group Ltd. ................... 543,672 6,248,049
Abu Dhabi Commercial Bank PJSC ...... 1,681,549 3,856,560
Abu Dhabi Islamic Bank PJSC .......... 184,545 474,344
Al Rajhi Bank
(f)
.................... 36,832 808,509
Axis Bank Ltd. ..................... 738,285 7,890,589
Bank Central Asia Tbk. PT ............. 1,121,000 636,178
Bank Mandiri Persero Tbk. PT .......... 335,200 223,356
Bank Negara Indonesia Persero Tbk. PT ... 360,600 221,044
Security
Shares
Shares Value
Banks (continued)
Bank of Beijing Co. Ltd., Class A ........ 343,300 $ 216,275
Bank of China Ltd., Class H ............ 28,791,000 10,959,720
Bank of Communications Co. Ltd., Class H . 1,318,000 814,655
Bank of Hangzhou Co. Ltd., Class A ...... 460,100 888,813
Bank Rakyat Indonesia Persero Tbk. PT ... 47,259,413 14,492,947
BNP Paribas SA ................... 122,273 8,397,938
Boubyan Bank KSCP ................ 83,890 215,707
Chang Hwa Commercial Bank Ltd. ....... 795,768 467,642
China CITIC Bank Corp. Ltd., Class H ..... 1,829,000 882,401
China Construction Bank Corp., Class H ... 1,644,000 1,064,146
CIMB Group Holdings Bhd. ............ 983,300 1,328,097
Citigroup, Inc. ..................... 225,922 11,797,647
Citizens Financial Group, Inc. .......... 631,157 27,341,721
Comerica, Inc. ..................... 24,925 1,827,252
Commercial Bank PSQC (The) .......... 171,546 281,947
Commercial International Bank Egypt SAE .. 1,289,240 2,120,580
DBS Group Holdings Ltd. ............. 443,200 12,133,164
Dubai Islamic Bank PJSC ............. 493,389 747,949
E.Sun Financial Holding Co. Ltd. ........ 1,496,000 1,225,281
Emirates NBD Bank PJSC ............. 195,800 691,694
First Abu Dhabi Bank PJSC ............ 113,983 422,807
First Citizens BancShares, Inc., Class A .... 6,788 5,278,892
First Financial Holding Co. Ltd. .......... 1,193,786 1,041,210
Grupo Financiero Banorte SAB de CV, Class O 1,444,010 11,962,803
Gulf Bank KSCP ................... 482,968 496,217
HDFC Bank Ltd. ................... 467,988 9,209,370
Hong Leong Bank Bhd. ............... 91,300 439,828
HSBC Holdings plc ................. 663,992 4,892,525
Industrial & Commercial Bank of China Ltd.,
Class A ....................... 137,800 88,214
Industrial & Commercial Bank of China Ltd.,
Class H ....................... 14,995,000 8,021,109
KBC Group NV .................... 64,908 4,807,561
Kotak Mahindra Bank Ltd. ............. 49,900 1,059,441
Kuwait Finance House KSCP ........... 932,029 2,562,830
M&T Bank Corp. ................... 100,954 15,748,824
Malayan Banking Bhd. ............... 609,900 1,250,898
Masraf Al Rayan QSC ................ 791,469 592,460
National Bank of Kuwait SAKP .......... 357,741 1,287,788
Nordea Bank Abp .................. 661,196 7,729,637
OTP Bank Nyrt. .................... 167,275 5,040,245
Powszechna Kasa Oszczednosci Bank Polski
SA .......................... 1,005,408 7,498,841
Public Bank Bhd. ................... 1,293,500 1,287,573
Qatar International Islamic Bank QSC ..... 93,964 265,371
Qatar Islamic Bank SAQ .............. 139,070 746,794
Qatar National Bank QPSC ............ 326,395 1,608,552
RHB Bank Bhd. .................... 330,600 446,301
Sberbank of Russia PJSC
(f)(h)
........... 877,548 125
Shanghai Commercial & Savings Bank Ltd.
(The) ......................... 319,845 497,084
Shanghai Rural Commercial Bank Co. Ltd.,
Class A ....................... 403,600 353,668
Standard Bank Group Ltd. ............. 23,247 231,952
Taiwan Business Bank ............... 2,757,000 1,229,883
Taiwan Cooperative Financial Holding Co. Ltd. 1,019,000 900,460
TCS Group Holding plc, GDR
(c)(f)(h)
....... 78,717 787
Tisco Financial Group PCL, NVDR ....... 612,600 1,906,020
UniCredit SpA ..................... 310,047 6,055,569
Wells Fargo & Co. .................. 322,818 15,130,480
238,346,324
Beverages — 0.4%
Ambev SA
(f)
...................... 2,890,802 7,790,353
Ambev SA, ADR
(f)
.................. 276,004 734,171
Carlsberg A/S, Class B ............... 26,341 3,739,413

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Shares
Shares Value
Beverages (continued)
Coca-Cola Femsa SAB de CV .......... 47,902 $ 364,458
Diageo plc ....................... 331,567 14,498,135
Fomento Economico Mexicano SAB de CV . 453,410 3,969,820
Fomento Economico Mexicano SAB de CV,
ADR ......................... 37,022 3,250,532
Kweichow Moutai Co. Ltd., Class A ....... 27,600 7,569,224
Tsingtao Brewery Co. Ltd., Class A ....... 91,201 1,369,797
United Spirits Ltd.
(f)
.................. 94,404 889,169
Wuliangye Yibin Co. Ltd., Class A ........ 245,300 7,635,071
51,810,143
Biotechnology — 0.2%
3SBio, Inc.
(b)(c)
..................... 722,500 786,964
AbbVie, Inc. ...................... 129,162 19,083,685
BGI Genomics Co. Ltd., Class A ......... 226,100 1,826,237
Biocon Ltd. ....................... 78,294 225,247
Bloomage Biotechnology Corp. Ltd., Class A 25,695 475,543
Imeik Technology Development Co. Ltd., Class
A ........................... 6,700 592,642
22,990,318
Building Products — 0.0%
Cie de Saint-Gobain ................. 65,009 3,733,542
Capital Markets — 0.3%
B3 SA - Brasil Bolsa Balcao ............ 3,702,010 9,458,675
Carlyle Group, Inc. (The) .............. 166,720 5,996,918
China Galaxy Securities Co. Ltd., Class H .. 852,000 459,274
China International Capital Corp. Ltd., Class A 37,000 219,620
Intercontinental Exchange, Inc. ......... 180,161 19,376,315
Invesco Ltd. ...................... 95,375 1,765,391
Sealand Securities Co. Ltd., Class A ...... 100,600 52,857
SooChow Securities Co. Ltd., Class A ..... 826,160 871,356
38,200,406
Chemicals — 0.3%
Air Liquide SA ..................... 74,243 11,821,424
Asian Paints Ltd. ................... 27,161 907,027
Hansol Chemical Co. Ltd.
(f)
............ 29,310 5,053,794
International Flavors & Fragrances, Inc. .... 100,065 11,253,310
Linde plc ........................ 6,867 2,271,738
Mesaieed Petrochemical Holding Co. ..... 70,782 41,747
PPG Industries, Inc. ................. 28,311 3,690,056
Saudi Basic Industries Corp. ........... 98,331 2,440,144
Sika AG (Registered) ................ 14,087 4,002,777
Yanbu National Petrochemical Co. ....... 65,288 773,663
42,255,680
Commercial Services & Supplies — 0.0%
S-1 Corp.
(g)
....................... 2,822 132,038
Saudi Airlines Catering Co.
(f)
........... 16,235 328,425
460,463
Communications Equipment — 0.1%
Accton Technology Corp. ............. 637,300 5,208,193
Cisco Systems, Inc. ................. 143,226 6,970,809
Nokia OYJ, ADR ................... 547,170 2,604,529
Wistron NeWeb Corp. ................ 184,000 502,872
ZTE Corp., Class H ................. 242,200 584,920
15,871,323
Construction & Engineering — 0.0%
Mcdermott International Ltd.
(f)
........... 165,884 64,695
Vinci SA ......................... 54,398 6,146,407
6,211,102
Construction Materials — 0.0%
Taiwan Cement Corp. ................ 980,000 1,187,038
Security
Shares
Shares Value
Consumer Finance — 0.2%
Capital One Financial Corp. ............ 28,341 $ 3,372,579
Kaspi.KZ JSC, GDR
(c)
................ 78,641 5,780,998
Synchrony Financial ................. 333,620 12,253,862
21,407,439
Containers & Packaging — 0.1%
Sealed Air Corp. ................... 139,474 7,637,596
Diversified Financial Services — 0.0%
Apollo Global Management, Inc. ......... 22,356 1,582,358
Equitable Holdings, Inc. .............. 150,292 4,819,864
6,402,222
Diversified Telecommunication Services — 0.6%
AT&T, Inc. ........................ 173,689 3,538,045
Cellnex Telecom SA
(b)(c)
............... 767,757 30,086,868
China Tower Corp. Ltd., Class H
(b)(c)
...... 6,188,000 703,087
Chunghwa Telecom Co. Ltd. ........... 653,000 2,440,338
Emirates Telecommunications Group Co. PJSC 14,071 98,590
Hellenic Telecommunications Organization SA,
Class R ....................... 35,834 564,896
Koninklijke KPN NV ................. 3,651,092 12,482,520
LG Uplus Corp. .................... 66,112 597,867
Ooredoo QPSC .................... 121,899 297,786
Saudi Telecom Co. .................. 250,559 2,472,817
Telefonica Brasil SA ................. 164,376 1,349,319
Telefonica Brasil SA, ADR ............. 108,427 881,511
Telekom Malaysia Bhd. ............... 220,400 270,371
Telkom Indonesia Persero Tbk. PT ....... 1,813,100 468,565
Telkom Indonesia Persero Tbk. PT, ADR ... 7,014 182,504
TELUS Corp. ..................... 925,917 19,951,178
Verizon Communications, Inc. .......... 210,802 8,763,039
85,149,301
Electric Utilities — 1.1%
Alliant Energy Corp. ................. 155,057 8,377,730
American Electric Power Co., Inc. ........ 72,721 6,832,865
CLP Holdings Ltd. .................. 971,500 7,218,179
Duke Energy Corp. ................. 190,174 19,483,326
Edison International ................. 51,253 3,531,332
EDP - Energias de Portugal SA ......... 2,830,208 14,061,205
Entergy Corp. ..................... 102,185 11,064,592
Eversource Energy ................. 140,487 11,566,295
Exelon Corp. ...................... 262,259 11,064,707
Korea Electric Power Corp. ............ 28,412 458,718
Manila Electric Co. .................. 19,750 101,608
NextEra Energy, Inc. ................ 346,142 25,832,577
PG&E Corp.
(f)
..................... 773,510 12,298,809
Saudi Electricity Co. ................. 24,613 151,665
Southern Co. (The) ................. 156,696 10,605,185
Terna - Rete Elettrica Nazionale ......... 586,000 4,636,351
147,285,144
Electrical Equipment — 0.2%
Schneider Electric SE ................ 150,550 24,421,558
Shanghai Electric Group Co. Ltd., Class A
(f)
. 1,549,000 939,752
25,361,310
Electronic Equipment, Instruments & Components — 0.2%
Delta Electronics, Inc. ................ 210,000 2,036,468
Foxconn Technology Co. Ltd. ........... 94,000 170,483
Hon Hai Precision Industry Co. Ltd. ....... 760,000 2,534,398
Largan Precision Co. Ltd. ............. 34,000 2,426,286
Samsung SDI Co. Ltd. ............... 8,593 4,815,536
TE Connectivity Ltd. ................. 137,058 17,426,925
29,410,096

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Shares
Shares Value
Energy Equipment & Services — 0.1%
Baker Hughes Co., Class A ............ 365,175 $ 11,590,655
China Oilfield Services Ltd., Class H ...... 4,520,000 5,478,394
Proppants Holdings LLC
(f)(h)
............ 24,388 5,365
17,074,414
Equity Real Estate Investment Trusts (REITs) — 2.7%
Alexandria Real Estate Equities, Inc. ...... 89,537 14,392,177
American Tower Corp. ............... 150,050 33,519,669
Assura plc ....................... 22,609,116 15,539,559
Boston Properties, Inc. ............... 139,778 10,419,052
Community Healthcare Trust, Inc. ........ 121,537 5,211,507
Covivio SA ....................... 102,183 7,014,286
Cromwell European REIT
(c)
............ 3,101,420 5,428,451
Crown Castle, Inc. .................. 80,200 11,878,422
Digital Realty Trust, Inc. .............. 90,319 10,352,364
EPR Properties .................... 298,166 12,666,092
Equinix, Inc. ...................... 8,877 6,552,380
ESR Kendall Square REIT Co. Ltd. ....... 2,847,986 9,496,920
Goodman Group ................... 983,882 14,033,685
Healthpeak Properties, Inc. ............ 429,315 11,797,576
LondonMetric Property plc ............. 2,785,168 6,489,627
LXI REIT plc
(c)
..................... 4,356,288 6,063,683
Omega Healthcare Investors, Inc. ........ 426,295 12,550,125
Outfront Media, Inc. ................. 513,920 10,227,008
Physicians Realty Trust ............... 853,301 13,533,354
Prologis, Inc. ...................... 154,970 20,034,522
Rexford Industrial Realty, Inc. .......... 207,265 13,155,110
SBA Communications Corp. ........... 40,827 12,147,257
SL Green Realty Corp. ............... 270,971 11,150,457
Spirit Realty Capital, Inc. .............. 319,499 14,019,616
Sun Communities, Inc. ............... 102,272 16,042,386
Target Healthcare REIT plc ............ 7,992,009 7,980,888
UDR, Inc. ........................ 483,752 20,602,998
VICI Properties, Inc. ................. 570,556 19,501,604
Warehouses De Pauw CVA ............ 297,538 9,435,496
361,236,271
Food & Staples Retailing — 0.2%
Abdullah Al Othaim Markets Co. ......... 8,006 225,220
President Chain Store Corp. ........... 103,000 927,782
Sendas Distribuidora SA
(f)
............. 1,655,463 6,385,353
Wal-Mart de Mexico SAB de CV ......... 4,461,656 17,426,770
Walmart, Inc. ...................... 10,608 1,526,173
X5 Retail Group NV, GDR
(c)(f)(h)
.......... 207,497 2,075
26,493,373
Food Products — 0.2%
Almarai Co. JSC ................... 34,567 512,278
AVI Ltd. ......................... 60,793 259,484
China Mengniu Dairy Co. Ltd.
(f)
.......... 1,712,000 8,258,470
Danone SA ....................... 72,744 3,989,229
Heilongjiang Agriculture Co. Ltd., Class A ... 81,200 170,282
Kraft Heinz Co. (The) ................ 213,211 8,641,442
Nestle India Ltd. ................... 1,676 389,920
Nestle Malaysia Bhd. ................ 4,500 142,624
Nestle SA (Registered) ............... 61,739 7,532,717
PPB Group Bhd. ................... 35,500 146,469
QL Resources Bhd. ................. 70,800 97,426
Savola Group (The) ................. 8,855 71,052
Thai Union Group PCL, NVDR .......... 3,595,200 1,745,607
Uni-President Enterprises Corp. ......... 547,000 1,228,883
33,185,883
Gas Utilities — 0.2%
Beijing Enterprises Holdings Ltd. ........ 111,000 376,935
ENN Energy Holdings Ltd. ............. 731,400 11,019,804
Kunlun Energy Co. Ltd. ............... 8,450,000 6,664,136
Security
Shares
Shares Value
Gas Utilities (continued)
Petronas Gas Bhd. .................. 44,200 $ 174,282
Tokyo Gas Co. Ltd. ................. 203,500 4,261,230
22,496,387
Health Care Equipment & Supplies — 0.5%
Baxter International, Inc. .............. 176,910 8,083,018
EssilorLuxottica SA ................. 60,225 11,050,043
Koninklijke Philips NV ................ 302,790 5,227,805
Medtronic plc ..................... 328,035 27,453,249
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd., Class A .................... 130,200 6,438,927
Zimmer Biomet Holdings, Inc. .......... 54,037 6,881,072
65,134,114
Health Care Providers & Services — 0.4%
Bangkok Dusit Medical Services PCL, NVDR 2,730,800 2,469,072
Bumrungrad Hospital PCL, NVDR ....... 373,700 2,462,863
Cardinal Health, Inc. ................. 95,928 7,410,438
Cigna Corp. ...................... 16,231 5,139,871
Dr Sulaiman Al Habib Medical Services Group
Co. .......................... 6,534 408,394
Elevance Health, Inc. ................ 8,900 4,449,911
Hapvida Participacoes e Investimentos SA
(b)(c)(f)
5,978,948 6,112,866
Humana, Inc. ..................... 7,567 3,872,034
IHH Healthcare Bhd. ................ 353,500 491,482
Laboratory Corp. of America Holdings ..... 44,474 11,212,785
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class H ....................... 277,100 488,581
Sinopharm Group Co. Ltd., Class H ...... 311,200 762,749
UnitedHealth Group, Inc. .............. 31,953 15,950,618
61,231,664
Hotels, Restaurants & Leisure — 0.2%
Alsea SAB de CV
(f)
.................. 106,931 255,651
Genting Malaysia Bhd. ............... 470,600 314,197
New Topco Stapled
(f)(h)(i)
............... 12,874 —
OPAP SA, Class R .................. 362,827 5,448,080
Sands China Ltd.
(f)
.................. 2,618,000 9,817,726
Seera Group Holding
(f)
............... 122,949 608,116
Yum China Holdings, Inc.
(g)
............ 155,155 9,559,099
26,002,869
Household Durables — 0.2%
Cyrela Brazil Realty SA Empreendimentos e
Participacoes ................... 2,003,203 5,998,204
Newell Brands, Inc. ................. 219,378 3,501,273
Taylor Wimpey plc .................. 10,997,494 15,956,523
25,456,000
Household Products — 0.2%
Kimberly-Clark Corp. ................ 12,551 1,631,756
Reckitt Benckiser Group plc ............ 317,363 22,615,586
Unilever Indonesia Tbk. PT ............ 1,318,000 410,269
24,657,611
Independent Power and Renewable Electricity Producers — 0.0%
Boralex, Inc., Class A ................ 74,735 2,091,154
Engie Brasil Energia SA .............. 24,715 192,411
RWE AG ........................ 86,561 3,853,600
Sichuan Chuantou Energy Co. Ltd., Class A . 239,400 444,358
6,581,523
Industrial Conglomerates — 0.0%
Industries Qatar QSC ................ 191,189 736,445
Siemens AG (Registered) ............. 12,851 2,007,394
2,743,839

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Shares
Shares Value
Insurance — 0.9%
American International Group, Inc. ....... 109,723 $ 6,936,688
ASR Nederland NV ................. 94,055 4,451,766
Assurant, Inc. ..................... 93,992 12,462,399
Fidelity National Financial, Inc., Class A .... 200,355 8,821,631
Gjensidige Forsikring ASA ............. 167,419 3,009,098
New China Life Insurance Co. Ltd., Class H . 208,400 558,921
People's Insurance Co. Group of China Ltd.
(The), Class H ................... 1,696,000 571,764
PICC Property & Casualty Co. Ltd., Class H . 610,000 573,493
Prudential Financial, Inc. .............. 9,740 1,022,116
Prudential plc ..................... 1,918,436 31,874,952
Qatar Insurance Co. SAQ ............. 72,642 36,266
Sampo OYJ, Class A ................ 143,784 7,548,588
Sanlam Ltd. ...................... 1,466,207 4,744,106
Tryg A/S ......................... 229,577 5,268,357
Willis Towers Watson plc .............. 26,922 6,843,303
Zurich Insurance Group AG, Class N ...... 48,183 23,827,887
118,551,335
Interactive Media & Services — 0.1%
Autohome, Inc., ADR ................ 23,240 810,147
Meta Platforms, Inc., Class A
(f)
.......... 32,690 4,869,829
Tencent Holdings Ltd. ................ 36,900 1,798,097
7,478,073
Internet & Direct Marketing Retail — 0.2%
(f)
Alibaba Group Holding Ltd. ............ 750,200 10,314,252
Alibaba Group Holding Ltd., ADR ........ 78,510 8,651,802
Meituan, Class B
(b)(c)
................. 3,690 82,493
Prosus NV ....................... 98,559 7,958,172
Vipshop Holdings Ltd., ADR ............ 39,325 608,358
27,615,077
IT Services — 0.9%
Accenture plc, Class A ............... 70,386 19,641,213
Cognizant Technology Solutions Corp., Class A 157,933 10,542,028
Fidelity National Information Services, Inc. .. 133,061 9,984,898
HCL Technologies Ltd. ............... 176,999 2,440,746
Infosys Ltd. ....................... 60,613 1,141,664
Infosys Ltd., ADR ................... 72,733 1,367,381
NEXTDC Ltd.
(f)
.................... 2,095,355 14,808,062
Paychex, Inc. ..................... 127,901 14,818,610
Samsung SDS Co. Ltd. ............... 8,540 870,874
SS&C Technologies Holdings, Inc. ....... 171,843 10,370,725
SUNeVision Holdings Ltd. ............. 12,844,000 7,448,174
Tata Consultancy Services Ltd. ......... 243,532 10,051,460
Visa, Inc., Class A .................. 70,044 16,124,829
119,610,664
Life Sciences Tools & Services — 0.2%
Lonza Group AG (Registered) .......... 39,809 22,708,708
Sartorius Stedim Biotech .............. 2,677 933,814
Syngene International Ltd.
(b)(c)
.......... 39,183 270,046
23,912,568
Machinery — 0.4%
Alfa Laval AB ..................... 71,812 2,256,737
Epiroc AB, Class A .................. 915,005 17,803,044
Han's Laser Technology Industry Group Co.
Ltd., Class A .................... 1,142,794 4,751,357
Komatsu Ltd. ..................... 395,200 9,711,827
Otis Worldwide Corp. ................ 212,522 17,475,684
Volvo AB, Class B .................. 147,823 2,933,329
Zoomlion Heavy Industry Science & Technology
Co. Ltd., Class H ................. 626,600 348,567
55,280,545
Security
Shares
Shares Value
Marine — 0.0%
MISC Bhd. ....................... 137,700 $ 236,510
Media — 0.1%
Comcast Corp., Class A .............. 181,629 7,147,101
Fox Corp., Class A .................. 69,550 2,360,527
MultiChoice Group .................. 71,713 493,748
Telenet Group Holding NV ............. 7,142 123,108
10,124,484
Metals & Mining — 0.2%
Alrosa PJSC
(f)(h)
.................... 607,124 87
Anglo American Platinum Ltd. .......... 71 5,280
Cia de Minas Buenaventura SAA, ADR .... 86,386 698,863
Endeavour Mining plc ................ 66,140 1,560,597
Endeavour Mining plc ................ 130,232 3,068,485
Gold Fields Ltd. .................... 369,067 4,206,587
Gold Fields Ltd., ADR ................ 111,529 1,275,892
Hochschild Mining plc ................ 107,064 90,450
Novolipetsk Steel PJSC
(f)(h)
............ 14 —
Project Investor Holdings LLC, (Acquired
02/12/19, cost $0)
(f)(h)(j)
............. 24,388 —
Shandong Gold Mining Co. Ltd., Class A ... 833,484 2,450,609
Zijin Mining Group Co. Ltd., Class H ...... 4,848,000 8,018,844
21,375,694
Multiline Retail — 0.0%
Dollar General Corp. ................ 16,982 3,966,995
Fix Price Group plc, GDR
(b)(c)(f)(h)
......... 1,377,673 193
3,967,188
Multi-Utilities — 0.7%
Ameren Corp. ..................... 78,210 6,794,103
CenterPoint Energy, Inc. .............. 207,288 6,243,515
CMS Energy Corp. .................. 150,317 9,498,531
Dominion Energy, Inc. ................ 241,687 15,380,961
DTE Energy Co. ................... 63,900 7,436,043
National Grid plc ................... 1,042,062 13,247,638
NiSource, Inc. ..................... 345,818 9,596,450
Public Service Enterprise Group, Inc. ..... 275,995 17,092,370
Qatar Electricity & Water Co. QSC ....... 41,488 201,380
Sempra Energy .................... 87,469 14,023,905
99,514,896
Oil, Gas & Consumable Fuels — 1.2%
BP plc .......................... 3,289,594 19,869,986
Cheniere Energy, Inc. ................ 67,549 10,320,812
Chevron Corp. ..................... 41,201 7,169,798
China Petroleum & Chemical Corp., Class H 2,298,000 1,240,850
China Petroleum & Chemical Corp., ADR
(h)
.. 1,451 78,350
ConocoPhillips .................... 18,928 2,306,755
DT Midstream, Inc. .................. 109,571 5,989,151
Ecopetrol SA, ADR .................. 316,343 3,603,147
Enbridge, Inc. ..................... 432,095 17,692,334
Energy Transfer LP ................. 190,805 2,533,890
Enterprise Products Partners LP ......... 94,431 2,417,434
EQT Corp. ....................... 118,913 3,884,888
Equitrans Midstream Corp. ............ 49,005 355,286
Gibson Energy, Inc. ................. 23,759 425,521
Hess Corp. ....................... 13,800 2,072,208
Kinder Morgan, Inc. ................. 33,263 608,713
LUKOIL PJSC
(h)
.................... 417,114 59
Magellan Midstream Partners LP ........ 39,060 2,085,804
MOL Hungarian Oil & Gas plc .......... 565,301 4,224,572
MPLX LP ........................ 69,509 2,427,255
Novatek PJSC
(h)
................... 690 —
NuStar Energy LP .................. 22,360 374,530
ONEOK, Inc. ...................... 5,587 382,598

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Pembina Pipeline Corp. .............. 166,249 $ 5,898,775
PetroChina Co. Ltd., Class H ........... 16,152,200 8,640,623
Petroleo Brasileiro SA, ADR ........... 227,951 2,644,232
Petronas Dagangan Bhd. ............. 21,400 109,364
Petronet LNG Ltd. .................. 2,391,175 6,365,205
Plains All American Pipeline LP ......... 186,522 2,324,064
PTT Exploration & Production PCL, NVDR .. 484,300 2,528,082
Qatar Fuel QSC .................... 37,378 182,617
Qatar Gas Transport Co. Ltd. ........... 497,810 518,001
Saudi Arabian Oil Co.
(b)(c)
.............. 291,928 2,575,533
Shell plc ......................... 237,523 6,973,150
Targa Resources Corp. ............... 123,627 9,274,498
TC Energy Corp. ................... 8,066 347,967
TotalEnergies SE ................... 122,446 7,569,709
Ultrapar Participacoes SA, ADR ......... 80,863 211,052
Western Midstream Partners LP ......... 53,280 1,439,626
Williams Cos., Inc. (The) .............. 372,998 12,025,456
159,691,895
Personal Products — 0.2%
Colgate-Palmolive India Ltd. ........... 22,626 402,024
Dabur India Ltd. .................... 98,627 673,427
Estee Lauder Cos., Inc. (The), Class A .... 29,606 8,203,231
Godrej Consumer Products Ltd.
(f)
........ 551,939 6,169,994
Hengan International Group Co. Ltd. ...... 145,000 713,307
L'Oreal SA ....................... 9,327 3,851,227
Unilever plc, ADR .................. 121,553 6,211,358
26,224,568
Pharmaceuticals — 0.9%
AstraZeneca plc ................... 261,003 34,194,667
Bayer AG (Registered) ............... 124,026 7,719,990
China Medical System Holdings Ltd. ...... 257,000 443,638
Cipla Ltd. ........................ 143,035 1,783,039
CSPC Pharmaceutical Group Ltd. ........ 1,170,000 1,334,037
Dong-E-E-Jiao Co. Ltd., Class A ......... 22,200 144,963
Dr Reddy's Laboratories Ltd., ADR ....... 14,178 762,776
Dr. Reddy's Laboratories Ltd. ........... 33,312 1,766,670
Eli Lilly & Co. ..................... 5,880 2,023,602
Euroapi SA
(f)
...................... 170,906 2,743,344
Joincare Pharmaceutical Group Industry Co.
Ltd., Class A .................... 605,035 1,055,844
Novo Nordisk A/S, Class B ............ 164,929 22,824,504
Novo Nordisk A/S, ADR .............. 24,354 3,379,848
Roche Holding AG .................. 19,593 6,116,355
Sanofi .......................... 398,846 39,056,785
Sun Pharmaceutical Industries Ltd. ....... 7,541 95,480
Torrent Pharmaceuticals Ltd. ........... 22,802 424,648
125,870,190
Professional Services — 0.2%
Leidos Holdings, Inc. ................ 33,737 3,334,565
NMG Parent LLC
(f)
.................. 3,714 538,530
RELX plc ........................ 708,218 21,064,626
Robert Half International, Inc. ........... 35,420 2,973,863
27,911,584
Real Estate Management & Development — 0.2%
Aldar Properties PJSC ............... 1,299,834 1,548,022
Barwa Real Estate Co. ............... 234,595 182,431
Emaar Economic City
(f)
............... 28,763 62,953
Emaar Properties PJSC .............. 3,183,010 4,836,637
Hang Lung Properties Ltd. ............. 2,261,000 4,263,219
Hulic Co. Ltd. ..................... 970,600 7,978,130
Mabanee Co. KPSC ................. 52,113 146,470
VGP NV ......................... 52,522 5,248,060
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Vonovia SE ....................... 340,468 $ 9,617,506
33,883,428
Road & Rail — 0.3%
ALD SA
(b)(c)
....................... 78,722 989,673
Canadian Pacific Railway Ltd. .......... 147,668 11,654,907
CSX Corp. ....................... 412,536 12,755,613
Daqin Railway Co. Ltd., Class A ......... 2,180,248 2,165,221
Union Pacific Corp. ................. 28,028 5,723,037
West Japan Railway Co. .............. 53,100 2,223,749
35,512,200
Semiconductors & Semiconductor Equipment — 0.6%
ASML Holding NV .................. 9,948 6,582,070
Chipbond Technology Corp. ............ 167,000 338,321
MediaTek, Inc. ..................... 592,000 14,303,295
STMicroelectronics NV ............... 95,735 4,508,002
Taiwan Semiconductor Manufacturing Co. Ltd. 3,484,000 61,481,441
87,213,129
Software — 0.4%
China Youzan Ltd.
(f)
................. 8,064,000 269,354
Intuit, Inc. ........................ 48,733 20,597,977
Microsoft Corp. .................... 134,617 33,359,439
54,226,770
Specialty Retail — 0.2%
Abu Dhabi National Oil Co. for Distribution
PJSC ........................ 884,909 1,061,524
Home Product Center PCL, NVDR ....... 4,282,100 1,863,290
Industria de Diseno Textil SA ........... 855,195 26,699,887
Jarir Marketing Co. .................. 11,459 460,589
Ross Stores, Inc. ................... 23,766 2,808,904
Truworths International Ltd. ............ 123,950 472,363
33,366,557
Technology Hardware, Storage & Peripherals — 0.1%
Catcher Technology Co. Ltd. ........... 209,000 1,242,848
Inventec Corp. ..................... 341,000 287,461
Lenovo Group Ltd. .................. 2,008,000 1,610,555
Lite-On Technology Corp. ............. 420,000 933,281
Quanta Computer, Inc. ............... 531,000 1,326,166
Samsung Electronics Co. Ltd. .......... 27,773 1,383,380
Samsung Electronics Co. Ltd., GDR ...... 8,522 10,561,856
17,345,547
Textiles, Apparel & Luxury Goods — 0.4%
Kering SA ........................ 33,775 21,074,144
Li Ning Co. Ltd. .................... 796,500 7,873,932
LVMH Moet Hennessy Louis Vuitton SE .... 17,798 15,537,217
Pou Chen Corp. .................... 494,000 566,786
Ralph Lauren Corp., Class A ........... 39,392 4,878,699
49,930,778
Tobacco — 0.2%
Altria Group, Inc. ................... 93,890 4,228,805
British American Tobacco plc ........... 81,858 3,137,930
ITC Ltd. ......................... 614,077 2,650,123
KT&G Corp. ...................... 23,177 1,738,542
Philip Morris International, Inc. .......... 199,961 20,843,935
32,599,335
Trading Companies & Distributors — 0.2%
Azelis Group NV ................... 35,264 952,350
BOC Aviation Ltd.
(b)(c)
................ 812,000 6,762,295
Ferguson plc ...................... 113,852 16,041,190
MSC Industrial Direct Co., Inc., Class A .... 23,970 1,982,319
25,738,154

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Shares
Shares Value
Transportation Infrastructure — 0.8%
Aena SME SA
(b)(c)(f)
.................. 129,067 $ 19,392,178
Aeroports de Paris
(f)
................. 17,705 2,746,709
Atlas Arteria Ltd.
(i)
.................. 1,535,792 7,469,214
Auckland International Airport Ltd.
(f)
....... 1,111,959 6,119,713
China Merchants Port Holdings Co. Ltd. ... 222,000 311,205
Flughafen Zurich AG (Registered)
(f)
....... 58,484 10,655,429
Fraport AG Frankfurt Airport Services
Worldwide
(f)
.................... 155,817 8,867,737
Getlink SE ....................... 201,360 3,405,757
Grupo Aeroportuario del Pacifico SAB de CV,
Class B ....................... 587,670 10,121,824
Hamburger Hafen und Logistik AG ....... 51,596 728,710
Japan Airport Terminal Co. Ltd.
(f)
......... 46,200 2,408,149
Jiangsu Expressway Co. Ltd., Class H .... 7,092,000 6,984,774
Malaysia Airports Holdings Bhd.
(f)
........ 110,700 183,504
Salik Co. PJSC
(f)
................... 4,159,960 2,854,020
Taiwan High Speed Rail Corp. .......... 238,000 231,872
Transurban Group
(i)
................. 3,366,557 33,006,214
Zhejiang Expressway Co. Ltd., Class H .... 184,000 158,889
115,645,898
Water Utilities — 0.1%
American Water Works Co., Inc. ......... 5,737 897,783
Severn Trent plc ................... 185,860 6,468,099
7,365,882
Wireless Telecommunication Services — 0.2%
Advanced Info Service PCL, NVDR ....... 207,900 1,230,976
Axiata Group Bhd. .................. 244,600 174,263
DiGi.Com Bhd. .................... 230,700 228,162
Etihad Etisalat Co. .................. 99,402 939,071
Far EasTone Telecommunications Co. Ltd. .. 368,000 818,625
KDDI Corp. ....................... 362,200 11,316,379
Maxis Bhd. ....................... 127,400 118,512
Mobile Telecommunications Co. KSCP .... 278,483 506,578
Mobile Telecommunications Co. Saudi Arabia
(f)
265,127 741,953
Mobile TeleSystems PJSC
(h)
........... 26,804 4
Rogers Communications, Inc., Class B .... 72,266 3,513,500
SK Telecom Co. Ltd. ................. 47,954 1,817,221
SK Telecom Co. Ltd., ADR ............. 28,027 594,453
Taiwan Mobile Co. Ltd. ............... 273,000 861,370
Turkcell Iletisim Hizmetleri A/S, Class A .... 30,163 58,469
Vodacom Group Ltd. ................ 124,561 875,397
Vodafone Group plc ................. 4,179,866 4,822,789
28,617,722
Total Common Stocks — 20.9%
(Cost: $2,582,952,051) ........................... 2,848,142,456
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 1.0%
Boeing Co. (The)
5.15%, 05/01/30 ................. USD 8,092 8,156,046
3.65%, 03/01/47 ................. 730 541,101
3.63%, 03/01/48 ................. 310 225,840
3.85%, 11/01/48 ................. 325 245,111
3.90%, 05/01/49 ................. 300 232,966
5.81%, 05/01/50 ................. 8,567 8,746,037
5.93%, 05/01/60 ................. 5,269 5,384,235
Bombardier, Inc.
(b)
7.50%, 03/15/25 ................. 2,536 2,539,170
7.13%, 06/15/26 ................. 9,201 9,179,010
7.88%, 04/15/27 ................. 6,324 6,318,611
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
6.00%, 02/15/28 ................. USD 2,536 $ 2,405,100
7.50%, 02/01/29 ................. 2,916 2,913,171
7.45%, 05/01/34 ................. 946 957,947
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
. 3,252 2,934,949
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
2,497 2,045,992
General Dynamics Corp., 4.25%, 04/01/40 . 300 290,696
Howmet Aerospace, Inc., 5.13%, 10/01/24 . 306 304,470
L3Harris Technologies, Inc.
3.83%, 04/27/25 ................. 355 346,612
4.40%, 06/15/28 ................. 1,450 1,437,234
2.90%, 12/15/29 ................. 235 209,124
1.80%, 01/15/31 ................. 1,565 1,256,512
4.85%, 04/27/35 ................. 200 195,708
5.05%, 04/27/45 ................. 120 116,310
Lockheed Martin Corp.
4.07%, 12/15/42 ................. 445 409,231
5.70%, 11/15/54 ................. 520 590,578
Northrop Grumman Corp., 5.25%, 05/01/50 . 625 654,296
Raytheon Technologies Corp.
4.13%, 11/16/28 ................. 355 348,338
2.25%, 07/01/30 ................. 400 343,593
4.50%, 06/01/42 ................. 1,215 1,165,482
4.15%, 05/15/45 ................. 385 343,557
3.03%, 03/15/52 ................. 1,600 1,180,728
Rolls-Royce plc, 5.75%, 10/15/27
(b)
...... 7,779 7,565,078
Spirit AeroSystems, Inc.
(b)
7.50%, 04/15/25 ................. 372 373,279
9.38%, 11/30/29 ................. 3,527 3,833,038
TransDigm, Inc.
8.00%, 12/15/25
(b)
................ 12,787 13,037,497
6.25%, 03/15/26
(b)
................ 28,280 28,270,038
6.38%, 06/15/26 ................. 1,190 1,175,107
7.50%, 03/15/27 ................. 2,071 2,087,123
4.63%, 01/15/29 ................. 4,220 3,807,115
4.88%, 05/01/29 ................. 2,289 2,065,377
Triumph Group, Inc., 8.88%, 06/01/24
(b)
... 7,975 8,094,625
132,326,032
Air Freight & Logistics — 0.0%
FedEx Corp.
3.10%, 08/05/29 ................. 781 713,376
4.25%, 05/15/30 ................. 100 97,121
4.55%, 04/01/46 ................. 795 699,827
5.25%, 05/15/50 ................. 200 196,039
1,706,363
Airlines — 0.5%
Air Canada, 3.88%, 08/15/26
(b)
......... 3,193 2,953,516
Air France-KLM
(c)
7.25%, 05/31/26 ................. EUR 600 655,225
8.13%, 05/31/28 ................. 900 966,205
Allegiant Travel Co., 7.25%, 08/15/27
(b)
... USD 935 914,067
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................ 11,095 12,349,345
5.50%, 04/20/26 ................. 2,195 2,152,094
5.75%, 04/20/29 ................. 5,623 5,438,945
Avianca Midco 2 plc, 9.00%, 12/01/28
(b)
... 3,480 2,610,150
Delta Air Lines, Inc., 4.75%, 10/20/28
(b)
.... 2,129 2,073,911
Deutsche Lufthansa AG
(c)
2.00%, 07/14/24 ................. EUR 1,000 1,052,687
2.88%, 05/16/27 ................. 200 192,443
3.50%, 07/14/29 ................. 1,200 1,135,115
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... USD 2,941 2,808,626
International Consolidated Airlines Group SA
(c)
1.50%, 07/04/27 ................. EUR 800 708,822

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Airlines (continued)
1.13%, 05/18/28
(k)
................ EUR 1,200 $ 1,109,545
3.75%, 03/25/29 ................. 600 546,293
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
USD 10,568 10,676,754
Spirit Loyalty Cayman Ltd.
8.00%, 09/20/25
(b)
................ 1,929 1,973,909
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 329 320,778
Series 2020-1, Class A, 5.88%, 10/15/27 7,264 7,350,224
United Airlines, Inc.
(b)
4.38%, 04/15/26 ................. 3,214 3,051,162
4.63%, 04/15/29 ................. 5,024 4,582,442
65,622,258
Auto Components — 0.4%
Adient Global Holdings Ltd., 3.50%, 08/15/24
(c)
EUR 1,450 1,533,270
Aptiv plc
3.25%, 03/01/32 ................. USD 985 850,372
3.10%, 12/01/51 ................. 715 463,524
4.15%, 05/01/52 ................. 200 156,173
Clarios Global LP
6.75%, 05/15/25
(b)
................ 4,587 4,614,843
4.38%, 05/15/26
(c)
................ EUR 613 634,268
6.25%, 05/15/26
(b)
................ USD 4,261 4,232,878
8.50%, 05/15/27
(b)
................ 22,615 22,524,809
Dana Financing Luxembourg SARL, 3.00%,
07/15/29
(c)
.................... EUR 650 571,960
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... USD 1,248 1,149,184
Faurecia SE
(c)
2.63%, 06/15/25 ................. EUR 888 912,293
7.25%, 06/15/26 ................. 575 643,503
2.75%, 02/15/27 ................. 999 961,383
3.75%, 06/15/28 ................. 590 565,346
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 ................. USD 912 803,408
5.63%, 04/30/33 ................. 2,063 1,763,865
Grupo Antolin-Irausa SA
(c)
3.38%, 04/30/26 ................. EUR 273 244,482
3.50%, 04/30/28 ................. 977 758,107
Icahn Enterprises LP
6.25%, 05/15/26 ................. USD 2,685 2,648,766
5.25%, 05/15/27 ................. 3,277 3,051,198
4.38%, 02/01/29 ................. 1,942 1,691,118
IHO Verwaltungs GmbH
(l)
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(a)(c)
.................. EUR 906 864,301
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(b)
................... USD 200 185,764
ZF Europe Finance BV
(c)
2.00%, 02/23/26 ................. EUR 1,200 1,177,947
2.50%, 10/23/27 ................. 500 463,126
ZF Finance GmbH
(c)
3.00%, 09/21/25 ................. 200 206,075
5.75%, 08/03/26 ................. 1,200 1,311,103
2.00%, 05/06/27 ................. 700 651,633
2.75%, 05/25/27 ................. 400 381,865
56,016,564
Automobiles — 0.3%
Ford Motor Co.
4.35%, 12/08/26 ................. USD 59 57,414
3.25%, 02/12/32 ................. 3,576 2,838,153
6.10%, 08/19/32 ................. 1,397 1,370,811
General Motors Co.
4.00%, 04/01/25 ................. 600 585,581
6.13%, 10/01/25 ................. 3,300 3,384,165
5.00%, 10/01/28 ................. 200 197,980
Security
Par (000)
Par (000) Value
Automobiles (continued)
5.60%, 10/15/32 ................. USD 2,411 $ 2,381,840
6.25%, 10/02/43 ................. 745 741,351
5.20%, 04/01/45 ................. 1,855 1,620,373
5.40%, 04/01/48 ................. 2,331 2,067,701
5.95%, 04/01/49 ................. 2,920 2,798,435
Hyundai Capital America
(b)
1.25%, 09/18/23 ................. 480 468,005
0.80%, 01/08/24 ................. 3,620 3,473,532
0.88%, 06/14/24 ................. 2,395 2,258,496
1.00%, 09/17/24 ................. 1,865 1,741,974
Jaguar Land Rover Automotive plc
7.75%, 10/15/25
(b)
................ 400 394,000
6.88%, 11/15/26
(c)
................ EUR 400 413,152
5.88%, 01/15/28
(b)
................ USD 200 170,081
4.50%, 07/15/28
(c)
................ EUR 591 520,074
Mercedes-Benz Finance North America LLC,
5.50%, 11/27/24
(b)
............... USD 1,560 1,581,354
Nissan Motor Acceptance Co. LLC, 2.75%,
03/09/28
(b)
.................... 675 569,979
Nissan Motor Co. Ltd.
(b)
4.35%, 09/17/27 ................. 2,885 2,716,025
4.81%, 09/17/30 ................. 412 372,428
RCI Banque SA, (EUR Swap Annual 5 Year +
2.85%), 2.63%, 02/18/30
(a)(c)
......... EUR 4,300 4,295,389
Renault SA
(c)
1.25%, 06/24/25 ................. 100 99,829
2.38%, 05/25/26 ................. 500 499,098
TML Holdings Pte. Ltd., 4.35%, 06/09/26
(c)
.. USD 2,339 2,144,278
Volkswagen Group of America Finance LLC
(b)
1.25%, 11/24/25 ................. 505 456,492
3.20%, 09/26/26 ................. 305 287,314
Volvo Car AB, 2.50%, 10/07/27
(c)
....... EUR 728 717,208
41,222,512
Banks — 4.8%
ABN AMRO Bank NV, (EUR Swap Annual 5
Year + 4.67%), 4.38%
(a)(c)(d)
.......... 3,000 3,072,469
Banco Bilbao Vizcaya Argentaria SA
(a)(d)
(EUR Swap Annual 5 Year + 5.66%),
5.88%
(c)
..................... 200 214,391
(EUR Swap Annual 5 Year + 6.04%),
6.00%
(c)
..................... 8,200 8,812,450
(USD Swap Semi 5 Year + 3.87%), 6.13% USD 20,400 18,907,883
Banco BPM SpA
(a)(c)
(EUR Swap Annual 5 Year + 5.42%),
5.00%, 09/14/30 ............... EUR 352 374,827
(EUR Swap Annual 5 Year + 3.17%),
2.88%, 06/29/31 ............... 5,114 4,767,430
(EUR Swap Annual 5 Year + 3.40%),
3.38%, 01/19/32 ............... 1,661 1,549,989
Banco de Sabadell SA
(a)(c)
(EUR Swap Annual 1 Year + 2.40%),
5.25%, 02/07/29 ............... 300 325,908
(EUR Swap Annual 5 Year + 2.20%),
2.00%, 01/17/30 ............... 700 688,709
(EUR Swap Annual 5 Year + 2.95%),
2.50%, 04/15/31 ............... 3,200 3,091,681
Banco do Brasil SA, 4.75%, 03/20/24
(c)
.... USD 2,804 2,767,548
Banco Espirito Santo SA
(c)(f)(m)
2.63%, 05/08/17 ................. EUR 800 104,367
4.75%, 01/15/18 ................. 1,500 195,687
4.00%, 01/21/19 ................. 5,400 704,473
Banco Mercantil del Norte SA, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.64%), 5.88%
(a)(b)(d)
......... USD 1,725 1,590,558
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
2,704 2,213,224

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Banks (continued)
Banco Santander SA
2.75%, 05/28/25 ................. USD 800 $ 754,312
(EUR Swap Annual 5 Year + 4.53%),
4.38%
(a)(c)(d)
................... EUR 5,600 5,395,525
1.85%, 03/25/26 ................. USD 600 541,470
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
1.72%, 09/14/27
(a)
.............. 1,000 878,151
3.31%, 06/27/29 ................. 200 181,264
Bangkok Bank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
1.90%), 3.73%, 09/25/34
(a)(c)
......... 4,334 3,813,920
Bank Leumi Le-Israel BM
(a)(b)(c)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.63%),
3.28%, 01/29/31 ............... 3,405 3,099,614
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.47%),
7.13%, 07/18/33 ............... 1,563 1,605,983
Bank of America Corp.
(SOFR 1 Day + 0.67%), 1.84%, 02/04/25
(a)
2,790 2,692,868
(SOFR 1 Day + 0.91%), 0.98%, 09/25/25
(a)
1,990 1,855,552
(LIBOR USD 3 Month + 0.81%), 3.37%,
01/23/26
(a)
................... 780 753,184
(SOFR 1 Day + 1.15%), 1.32%, 06/19/26
(a)
2,886 2,643,334
Series N, (SOFR 1 Day + 0.91%), 1.66%,
03/11/27
(a)
................... 374 337,749
(SOFR 1 Day + 2.04%), 4.95%, 07/22/28
(a)
4,200 4,207,204
(SOFR 1 Day + 1.99%), 6.20%, 11/10/28
(a)
3,595 3,791,072
(LIBOR USD 3 Month + 1.04%), 3.42%,
12/20/28
(a)
................... 4,860 4,545,483
(LIBOR USD 3 Month + 1.21%), 3.97%,
02/07/30
(a)
................... 1,500 1,418,608
(LIBOR USD 3 Month + 1.18%), 3.19%,
07/23/30
(a)
................... 400 358,733
(LIBOR USD 3 Month + 1.19%), 2.88%,
10/22/30
(a)
................... 25 21,914
(SOFR 1 Day + 1.37%), 1.92%, 10/24/31
(a)
265 213,181
Series N, (SOFR 1 Day + 1.22%), 2.65%,
03/11/32
(a)
................... 1,090 918,832
(SOFR 1 Day + 1.32%), 2.69%, 04/22/32
(a)
1,625 1,371,911
(SOFR 1 Day + 1.33%), 2.97%, 02/04/33
(a)
1,310 1,117,139
(SOFR 1 Day + 1.83%), 4.57%, 04/27/33
(a)
820 792,341
Series L, 4.75%, 04/21/45 .......... 420 402,089
(LIBOR USD 3 Month + 1.99%), 4.44%,
01/20/48
(a)
................... 235 217,490
(LIBOR USD 3 Month + 3.15%), 4.08%,
03/20/51
(a)
................... 800 688,629
(SOFR 1 Day + 1.88%), 2.83%, 10/24/51
(a)
790 541,796
Bank of Communications Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.35%), 3.80%
(a)(c)(d)
... 3,000 2,910,000
Bank of Communications Hong Kong Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.53%), 3.73%
(a)(c)(d)
... 1,000 966,250
Bank of Cyprus PCL, (EUR Swap Annual 1
Year + 2.79%), 2.50%, 06/24/27
(a)(c)
.... EUR 525 478,461
Bank of East Asia Ltd. (The), (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.53%), 5.83%
(a)(c)(d)
.......... USD 4,653 4,420,350
Bank of Ireland Group plc
(a)
(EUR Swap Annual 5 Year + 7.92%),
7.50%
(c)(d)
.................... EUR 600 649,759
(EUR Swap Annual 5 Year + 6.43%),
6.00%
(c)(d)
.................... 2,700 2,816,954
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.65%),
6.25%, 09/16/26
(b)
.............. USD 1,355 $ 1,365,639
(EUR Swap Annual 5 Year + 4.15%),
6.75%, 03/01/33
(c)
.............. EUR 675 768,077
Bank of Montreal, (USD Swap Semi 5 Year +
1.43%), 3.80%, 12/15/32
(a)
.......... USD 300 274,655
Bank of Nova Scotia (The)
0.70%, 04/15/24 ................. 300 285,431
3.45%, 04/11/25 ................. 100 97,106
2.95%, 03/11/27 ................. 300 281,000
Barclays plc
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%),
8.00%
(a)(d)
.................... 2,900 2,889,125
3.65%, 03/16/25 ................. 735 714,568
(LIBOR USD 3 Month + 1.61%), 3.93%,
05/07/25
(a)
................... 455 445,851
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.58%), 7.13%
(a)(d)
GBP 3,252 3,898,974
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13%
(a)(d)
.................... USD 22,075 21,081,404
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.02%), 6.38%
(a)(c)(d)
GBP 4,026 4,653,238
5.20%, 05/12/26 ................. USD 2,100 2,091,547
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.96%), 8.88%
(a)(c)(d)
GBP 2,400 3,015,478
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%),
4.38%
(a)(d)
.................... USD 4,905 3,986,923
4.84%, 05/09/28 ................. 640 618,260
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%),
8.00%
(a)(d)
.................... 25,220 25,324,663
(LIBOR USD 3 Month + 3.05%), 5.09%,
06/20/30
(a)
................... 1,300 1,247,035
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.00%),
5.75%, 08/09/33
(a)
.............. 505 508,588
BBVA Bancomer SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.65%), 5.13%, 01/18/33
(a)(c)
......... 1,666 1,575,203
BNP Paribas SA
(a)
(LIBOR USD 6 Month + 0.08%), 4.24%
(d)
450 346,500
(LIBOR USD 3 Month + 2.24%), 4.71%,
01/10/25
(b)
................... 3,635 3,611,761
(USD Swap Semi 5 Year + 3.98%), 7.00%
(b)
(d)
......................... 4,429 4,384,710
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.90%),
7.75%
(b)(d)
.................... 5,600 5,796,000
(EUR Swap Annual 5 Year + 4.65%),
6.88%
(c)(d)
.................... EUR 4,800 5,211,797
(EUR Swap Annual 5 Year + 4.63%),
7.38%
(c)(d)
.................... 600 667,782
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%),
4.63%
(b)(d)
.................... USD 10,475 8,568,641
Burgan Bank SAK, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.01%), 5.75%
(a)(c)(d)
.............. 975 899,011
CaixaBank SA
(a)(c)(d)
(EUR Swap Annual 5 Year + 6.22%), 6.38% EUR 2,800 3,010,536
(EUR Swap Annual 5 Year + 6.50%), 6.75% 6,800 7,307,590
(EUR Swap Annual 5 Year + 4.50%), 5.25% 1,800 1,770,967

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Banks (continued)
(EUR Swap Annual 5 Year + 6.35%), 5.88% EUR 1,800 $ 1,817,737
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.86%), 5.70%
(a)(c)(d)
............. USD 380 371,640
Citibank NA, 3.65%, 01/23/24 ......... 300 296,827
Citigroup, Inc.
(LIBOR USD 3 Month + 0.90%), 3.35%,
04/24/25
(a)
................... 1,025 1,002,857
3.20%, 10/21/26 ................. 200 189,494
4.45%, 09/29/27 ................. 3,025 2,967,867
(SOFR 1 Day + 1.89%), 4.66%, 05/24/28
(a)
2,100 2,077,906
(LIBOR USD 3 Month + 1.15%), 3.52%,
10/27/28
(a)
................... 350 327,849
(SOFR 1 Day + 1.42%), 2.98%, 11/05/30
(a)
425 373,756
(SOFR 1 Day + 1.15%), 2.67%, 01/29/31
(a)
1,775 1,527,751
(SOFR 1 Day + 2.11%), 2.57%, 06/03/31
(a)
405 343,688
(SOFR 1 Day + 1.17%), 2.56%, 05/01/32
(a)
665 553,798
(SOFR 1 Day + 1.94%), 3.79%, 03/17/33
(a)
1,270 1,150,530
(SOFR 1 Day + 2.34%), 6.27%, 11/17/33
(a)
860 936,561
(SOFR 1 Day + 1.38%), 2.90%, 11/03/42
(a)
145 108,559
Commerzbank AG
(a)(c)
(EUR Swap Annual 5 Year + 6.36%),
6.13%
(d)
..................... EUR 13,200 13,740,489
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 5.25%), 8.63%,
02/28/33 .................... GBP 400 511,667
Commonwealth Bank of Australia, 3.78%,
03/14/32
(b)
.................... USD 555 478,925
Cooperatieve Rabobank UA, (US Treasury
Yield Curve Rate T Note Constant Maturity 1
Year + 0.73%), 1.98%, 12/15/27
(a)(b)
.... 1,925 1,710,748
Credit Agricole SA
(a)(d)
(USD Swap Semi 5 Year + 4.90%), 7.88%
(b)
3,600 3,596,400
(USD Swap Semi 5 Year + 6.19%), 8.13%
(b)
3,886 4,005,650
(EUR Swap Annual 5 Year + 4.44%),
7.25%
(c)
..................... EUR 1,000 1,123,678
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%),
4.75%
(b)
..................... USD 23,110 19,652,744
Danske Bank A/S
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%),
3.77%, 03/28/25
(b)
.............. 545 531,732
(US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%),
7.00%
(c)(d)
.................... 24,620 23,882,877
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%),
6.47%, 01/09/26
(b)
.............. 1,650 1,675,275
Discover Bank, (USD Swap Semi 5 Year +
1.73%), 4.68%, 08/09/28
(a)
.......... 1,050 1,009,230
Erste Group Bank AG, (EUR Swap Annual 5
Year + 6.20%), 6.50%
(a)(c)(d)
.......... EUR 2,200 2,357,648
Fifth Third Bancorp, (SOFR 1 Day + 2.19%),
6.36%, 10/27/28
(a)
............... USD 1,060 1,121,598
Grupo Aval Ltd., 4.38%, 02/04/30
(b)
...... 2,091 1,722,357
HDFC Bank Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.93%), 3.70%
(a)(c)(d)
.............. 3,300 2,879,250
HSBC Bank plc, Series 1M, (LIBOR USD 6
Month + 0.25%), 5.40%
(a)(d)
......... 5,810 4,386,550
HSBC Holdings plc
(LIBOR USD 3 Month + 1.21%), 3.80%,
03/11/25
(a)
................... 1,160 1,138,255
(USD Swap Rate 5 Year + 4.37%), 6.38%
(a)
(d)
......................... 4,019 3,966,753
Security
Par (000)
Par (000) Value
Banks (continued)
(SOFR 1 Day + 0.71%), 0.98%, 05/24/25
(a)
USD 1,710 $ 1,606,084
4.25%, 08/18/25 ................. 500 488,340
(SOFR 1 Day + 1.51%), 4.18%, 12/09/25
(a)
2,490 2,441,072
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%),
4.00%
(a)(d)
.................... 990 887,535
(SOFR 1 Day + 3.35%), 7.39%, 11/03/28
(a)
5,653 6,162,399
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60%
(a)(d)
.................... 9,830 8,333,383
(SOFR 1 Day + 1.19%), 2.80%, 05/24/32
(a)
1,495 1,230,204
(SOFR 1 Day + 4.25%), 8.11%, 11/03/33
(a)
1,685 1,932,982
5.25%, 03/14/44 ................. 340 323,704
HSBC USA, Inc., 3.75%, 05/24/24 ...... 200 197,587
Huntington National Bank (The), (SOFR Index
+ 1.65%), 4.55%, 05/17/28
(a)
........ 535 527,206
ING Groep NV
3.55%, 04/09/24 ................. 430 422,729
(USD Swap Rate 5 Year + 4.20%), 6.75%
(a)
(c)(d)
........................ 5,877 5,766,806
(USD Swap Semi 5 Year + 4.45%), 6.50%
(a)
(d)
......................... 2,010 1,964,916
(SOFR 1 Day + 1.64%), 3.87%, 03/28/26
(a)
300 291,368
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%),
5.75%
(a)(d)
.................... 679 642,490
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%),
3.88%
(a)(d)
.................... 17,590 14,272,526
Intesa Sanpaolo SpA
(EUR Swap Annual 5 Year + 6.07%),
5.88%
(a)(c)(d)
................... EUR 400 415,345
5.71%, 01/15/26
(b)
................ USD 1,489 1,463,183
(EUR Swap Annual 5 Year + 7.19%),
7.75%
(a)(c)(d)
................... EUR 6,327 6,809,422
(EUR Swap Annual 5 Year + 5.85%),
5.50%
(a)(c)(d)
................... 1,250 1,175,481
(EUR Swap Annual 5 Year + 5.56%),
6.38%
(a)(c)(d)
................... 1,500 1,463,295
5.15%, 06/10/30
(c)
................ GBP 1,400 1,469,259
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.60%),
4.20%, 06/01/32
(a)(b)
............. USD 2,695 2,144,300
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.75%),
4.95%, 06/01/42
(a)(b)
............. 940 680,327
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)
1,612 1,556,507
JPMorgan Chase & Co.
3.38%, 05/01/23 ................. 1,680 1,674,195
(SOFR 1 Day + 1.16%), 2.30%, 10/15/25
(a)
350 333,162
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
................... 225 216,272
(SOFR 1 Day + 1.56%), 4.32%, 04/26/28
(a)
2,200 2,156,236
(SOFR 1 Day + 1.89%), 2.18%, 06/01/28
(a)
4,340 3,891,432
(SOFR 1 Day + 1.99%), 4.85%, 07/25/28
(a)
1,480 1,479,625
(LIBOR USD 3 Month + 1.33%), 4.45%,
12/05/29
(a)
................... 140 136,541
(SOFR 1 Day + 2.58%), 5.72%, 09/14/33
(a)
7,266 7,496,571
(LIBOR USD 3 Month + 1.36%), 3.88%,
07/24/38
(a)
................... 2,335 2,056,555
5.50%, 10/15/40 ................. 970 1,030,216
(SOFR 1 Day + 2.46%), 3.11%, 04/22/41
(a)
140 110,678
5.60%, 07/15/41 ................. 240 257,745
5.40%, 01/06/42 ................. 480 506,814
(SOFR 1 Day + 1.46%), 3.16%, 04/22/42
(a)
1,215 958,064
5.63%, 08/16/43 ................. 15 15,802

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Banks (continued)
4.95%, 06/01/45 ................. USD 765 $ 747,968
Series W, (LIBOR USD 3 Month + 1.00%),
5.61%, 05/15/47
(a)
.............. 19,006 15,014,740
Kasikornbank PCL
(a)(c)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.94%),
5.28%
(d)
..................... 2,110 2,036,150
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.70%),
3.34%, 10/02/31 ............... 2,100 1,876,833
KBC Group NV, (EUR Swap Annual 5 Year +
4.69%), 4.75%
(a)(c)(d)
.............. EUR 7,200 7,612,224
KeyBank NA, 4.15%, 08/08/25 ......... USD 565 558,507
Krung Thai Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.53%), 4.40%
(a)(c)(d)
............. 300 275,494
Lloyds Banking Group plc
4.50%, 11/04/24 ................. 800 792,156
4.45%, 05/08/25 ................. 500 493,173
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%),
3.87%, 07/09/25
(a)
.............. 1,100 1,077,336
(USD Swap Semi 5 Year + 4.50%), 7.50%
(a)
(d)
......................... 3,975 3,936,244
4.58%, 12/10/25 ................. 2,250 2,196,545
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.75%
(a)(d)
.................... 7,290 7,117,682
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%),
4.72%, 08/11/26
(a)
.............. 1,365 1,345,833
4.55%, 08/16/28 ................. 265 258,391
Mitsubishi UFJ Financial Group, Inc.
3.76%, 07/26/23 ................. 15 14,913
1.41%, 07/17/25 ................. 1,595 1,460,299
3.74%, 03/07/29 ................. 500 473,945
3.20%, 07/18/29 ................. 365 330,708
2.05%, 07/17/30 ................. 1,000 820,683
Mizuho Financial Group, Inc., (SOFR 1 Day +
1.25%), 1.24%, 07/10/24
(a)
.......... 900 883,009
Nanyang Commercial Bank Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.51%), 6.50%
(a)(c)(d)
.......... 920 901,600
National Australia Bank Ltd., 6.43%, 01/12/33
(b)
970 1,008,325
NatWest Group plc
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.15%),
2.36%, 05/22/24 ............... 590 583,636
(LIBOR USD 3 Month + 1.76%), 4.27%,
03/22/25 .................... 800 789,679
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.85%),
7.47%, 11/10/26 ............... 1,895 2,004,581
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 4.99%), 5.13%
(d)
.. GBP 750 822,613
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%),
3.03%, 11/28/35 ............... USD 1,185 942,288
Nordea Bank Abp
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(c)(d)
................... 1,100 1,084,875
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(b)(d)
................... 14,225 14,029,406
1.50%, 09/30/26
(b)
................ 2,500 2,209,298
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%),
3.75%
(a)(b)(d)
................... USD 7,115 $ 5,628,013
PNC Financial Services Group, Inc. (The)
3.90%, 04/29/24 ................. 100 99,011
2.20%, 11/01/24 ................. 100 96,229
2.55%, 01/22/30 ................. 650 571,124
Raiffeisen Bank International AG, (EURIBOR 3
Month + 1.95%), 4.75%, 01/26/27
(a)(c)
... EUR 300 324,804
Regions Financial Corp., 2.25%, 05/18/25 .. USD 100 94,476
Santander UK Group Holdings plc
(a)
(BPSWS5 + 5.79%), 6.75%
(c)(d)
....... GBP 6,725 8,094,007
(SOFR 1 Day + 2.75%), 6.83%, 11/21/26 USD 1,795 1,857,934
(SOFR 1 Day + 0.99%), 1.67%, 06/14/27 1,150 1,009,178
Shinhan Financial Group Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.06%), 2.88%
(a)(c)(d)
... 3,200 2,864,000
Skandinaviska Enskilda Banken AB, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 4.07%), 6.88%
(a)(c)(d)
... 600 599,250
Societe Generale SA
(USD Swap Semi 5 Year + 4.30%), 7.38%
(a)
(b)(d)
........................ 2,290 2,277,657
(USD Swap Semi 5 Year + 4.98%), 7.88%
(a)
(c)(d)
........................ 6,526 6,493,370
(USD Swap Semi 5 Year + 4.98%), 7.88%
(a)
(b)(d)
........................ 300 298,500
(USD Swap Rate 5 Year + 5.87%), 8.00%
(a)
(b)(d)
........................ 16,275 16,478,437
(USD Swap Semi 5 Year + 5.87%), 8.00%
(a)
(c)(d)
........................ 1,893 1,916,663
4.00%, 01/12/27
(b)
................ 360 343,787
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%),
6.45%, 01/12/27
(a)(b)
............. 1,975 2,026,855
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.39%),
9.38%
(a)(b)(d)
................... 2,270 2,437,413
(EUR Swap Annual 5 Year + 5.23%),
7.88%
(a)(c)(d)
................... EUR 1,600 1,800,320
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.51%),
5.38%
(a)(b)(d)
................... USD 12,900 11,093,090
Standard Chartered plc
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%),
6.00%
(c)(d)
.................... 1,200 1,176,000
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.95%),
1.82%, 11/23/25
(b)
.............. 1,475 1,370,810
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%),
4.30%
(b)(d)
.................... 11,150 9,548,860
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25 ................. 1,675 1,592,283
5.46%, 01/13/26 ................. 1,975 2,006,026
3.04%, 07/16/29 ................. 900 804,659
2.75%, 01/15/30 ................. 950 827,619
TMBThanachart Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.26%), 4.90%
(a)(c)(d)
............. 2,431 2,294,256
Toronto-Dominion Bank (The)
0.70%, 09/10/24 ................. 1,585 1,484,989
3.77%, 06/06/25 ................. 1,585 1,551,702
(USD Swap Semi 5 Year + 2.21%), 3.63%,
09/15/31
(a)
................... 100 94,520

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%),
8.13%, 10/31/82
(a)
.............. USD 23,625 $ 25,072,031
UniCredit SpA
(a)
(EUR Swap Annual 5 Year + 6.39%),
6.63%
(c)(d)
.................... EUR 5,619 6,055,245
(USD Swap Semi 5 Year + 5.18%), 8.00%
(c)
(d)
......................... USD 24,210 23,877,112
(EUR Swap Annual 5 Year + 4.93%),
5.38%
(c)(d)
.................... EUR 1,000 1,015,126
(EURIBOR ICE Swap Rate 5 Year +
7.33%), 7.50%
(c)(d)
.............. 4,968 5,353,098
(EUR Swap Annual 5 Year + 2.80%),
2.73%, 01/15/32
(c)
.............. 400 379,359
(USD Swap Rate 5 Year + 4.91%), 7.30%,
04/02/34
(b)
................... USD 1,779 1,729,660
US Bancorp, 3.00%, 07/30/29 ......... 200 182,129
Wells Fargo & Co.
(SOFR 1 Day + 1.32%), 3.91%, 04/25/26
(a)
2,535 2,476,619
(SOFR 1 Day + 1.51%), 3.53%, 03/24/28
(a)
1,655 1,573,910
(LIBOR USD 3 Month + 1.31%), 3.58%,
05/22/28
(a)
................... 715 679,476
(SOFR 1 Day + 1.98%), 4.81%, 07/25/28
(a)
1,515 1,511,773
5.61%, 01/15/44 ................. 950 985,940
4.65%, 11/04/44 ................. 210 193,627
4.75%, 12/07/46 ................. 545 502,900
(SOFR 1 Day + 4.50%), 5.01%, 04/04/51
(a)
955 941,542
Westpac Banking Corp.
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.75%),
2.67%, 11/15/35
(a)
.............. 460 361,315
4.42%, 07/24/39 ................. 200 174,088
3.13%, 11/18/41 ................. 590 426,892
Woori Bank
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%),
4.25%
(a)(c)(d)
................... 903 863,945
4.88%, 01/26/28
(b)
................ 265 267,165
651,485,708
Beverages — 0.1%
Anheuser-Busch Cos. LLC
4.70%, 02/01/36 ................. 145 143,704
4.90%, 02/01/46 ................. 5,125 5,002,417
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 ................. 1,170 1,188,594
4.95%, 01/15/42 ................. 80 79,622
4.60%, 04/15/48 ................. 460 435,171
5.55%, 01/23/49 ................. 160 171,604
5.80%, 01/23/59 ................. 195 216,515
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 595 470,297
Fomento Economico Mexicano SAB de CV,
3.50%, 01/16/50 ................ 700 526,827
Keurig Dr Pepper, Inc., 4.50%, 04/15/52 ... 420 379,765
8,614,516
Biotechnology — 0.1%
AbbVie, Inc.
2.60%, 11/21/24 ................. 1,100 1,060,079
3.80%, 03/15/25 ................. 1,550 1,520,240
3.60%, 05/14/25 ................. 605 589,690
4.55%, 03/15/35 ................. 150 147,184
4.30%, 05/14/36 ................. 1,055 1,002,618
4.05%, 11/21/39 ................. 200 180,199
4.40%, 11/06/42 ................. 1,205 1,112,492
4.45%, 05/14/46 ................. 880 808,984
4.88%, 11/14/48 ................. 840 821,932
Security
Par (000)
Par (000) Value
Biotechnology (continued)
4.25%, 11/21/49 ................. USD 539 $ 482,493
Amgen, Inc.
3.00%, 01/15/52 ................. 995 687,214
4.20%, 02/22/52 ................. 1,020 871,745
4.88%, 03/01/53 ................. 410 390,084
4.40%, 02/22/62 ................. 428 365,954
Cidron Aida Finco SARL
(c)
5.00%, 04/01/28 ................. EUR 941 919,531
6.25%, 04/01/28 ................. GBP 878 913,311
Gilead Sciences, Inc.
4.50%, 02/01/45 ................. USD 900 848,861
4.75%, 03/01/46 ................. 375 364,492
4.15%, 03/01/47 ................. 100 89,471
2.80%, 10/01/50 ................. 300 209,163
13,385,737
Building Products — 0.2%
Advanced Drainage Systems, Inc.
(b)
5.00%, 09/30/27 ................. 2,515 2,393,949
6.38%, 06/15/30 ................. 1,238 1,230,061
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
.................... 1,719 1,616,290
Carlisle Cos., Inc., 2.20%, 03/01/32 ...... 1,210 965,739
HT Troplast GmbH, 9.25%, 07/15/25
(c)
.... EUR 376 394,462
JELD-WEN, Inc., 6.25%, 05/15/25
(b)
..... USD 902 864,159
Masonite International Corp.
(b)
5.38%, 02/01/28 ................. 2,046 1,915,097
3.50%, 02/15/30 ................. 1,633 1,347,923
New Enterprise Stone & Lime Co., Inc.
(b)
5.25%, 07/15/28 ................. 1,044 961,054
9.75%, 07/15/28 ................. 773 733,025
PCF GmbH
(c)
4.75%, 04/15/26 ................. EUR 589 541,753
(EURIBOR 3 Month + 4.75%), 7.04%,
04/15/26
(a)
................... 395 395,070
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(b)
.................... USD 8,565 7,820,016
Standard Industries, Inc.
2.25%, 11/21/26
(c)
................ EUR 619 581,526
5.00%, 02/15/27
(b)
................ USD 1,078 1,021,553
4.75%, 01/15/28
(b)
................ 842 789,080
4.38%, 07/15/30
(b)
................ 2,732 2,335,507
3.38%, 01/15/31
(b)
................ 1,354 1,075,371
Summit Materials LLC, 5.25%, 01/15/29
(b)
.. 1,062 997,207
27,978,842
Capital Markets — 1.6%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
.................... 1,482 1,529,083
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(b)
847 751,712
Bank of New York Mellon Corp. (The)
(SOFR 1 Day + 0.80%), 5.22%, 11/21/25
(a)
810 815,903
3.00%, 10/30/28 ................. 100 91,509
Blackstone Holdings Finance Co. LLC
(b)
5.90%, 11/03/27 ................. 3,627 3,775,875
6.20%, 04/22/33 ................. 4,169 4,397,652
Blackstone Private Credit Fund
7.05%, 09/29/25
(b)
................ 1,492 1,512,844
2.63%, 12/15/26 ................. 400 342,547
3.25%, 03/15/27 ................. 3,429 2,999,566
Codere New Holdco SA
7.50%, 11/30/27 ................. EUR 370 135,158
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... USD 2,917 2,624,658
Credit Suisse AG
3.63%, 09/09/24 ................. 300 286,263

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Capital Markets (continued)
3.70%, 02/21/25 ................. USD 800 $ 753,144
7.75%, 03/10/26
(c)
................ GBP 2,200 2,802,469
Credit Suisse Group AG
(a)(d)
(USD Swap Semi 5 Year + 4.60%), 7.50%
(b)
USD 6,225 5,762,838
(USD Swap Semi 5 Year + 4.60%), 7.50%
(c)
1,000 947,500
(USD Swap Semi 5 Year + 4.60%), 7.50%
(b)
1,772 1,678,970
(USD Swap Semi 5 Year + 3.46%), 6.25%
(c)
1,173 1,029,425
(USD Swap Semi 5 Year + 3.46%), 6.25%
(b)
8,807 7,729,023
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%),
5.25%
(b)
..................... 4,848 3,636,000
Deutsche Bank AG
(a)
(SOFR 1 Day + 2.16%), 2.22%, 09/18/24 3,440 3,367,404
Series 2020, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.52%), 6.00%
(d)
............... 23,000 20,876,039
(SOFR 1 Day + 2.58%), 3.96%, 11/26/25 600 581,168
(SOFR 1 Day + 3.19%), 6.12%, 07/14/26 840 849,247
(SOFR 1 Day + 1.87%), 2.13%, 11/24/26 595 536,771
(EUR Swap Annual 5 Year + 4.55%),
4.50%
(c)(d)
.................... EUR 1,600 1,427,645
(EURIBOR ICE Swap Rate 5 Year +
6.94%), 10.00%
(c)(d)
............. 5,400 6,281,553
(EUR Swap Annual 5 Year + 5.69%),
6.75%
(c)(d)
.................... 1,400 1,409,473
(SOFR 1 Day + 3.18%), 6.72%, 01/18/29 USD 1,010 1,062,757
(EURIBOR ICE Swap Rate 5 Year +
3.30%), 4.00%, 06/24/32
(c)
........ EUR 800 802,845
(USD Swap Rate 5 Year + 2.55%), 4.88%,
12/01/32 .................... USD 1,938 1,727,834
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(b)
............... 250 230,582
Goldman Sachs Group, Inc. (The)
(SOFR 1 Day + 0.57%), 0.67%, 03/08/24
(a)
1,400 1,390,848
5.70%, 11/01/24 ................. 1,900 1,927,848
(LIBOR USD 3 Month + 1.20%), 3.27%,
09/29/25
(a)
................... 930 901,170
(SOFR 1 Day + 0.79%), 1.09%, 12/09/26
(a)
2,080 1,859,303
(SOFR 1 Day + 0.80%), 1.43%, 03/09/27
(a)
700 627,219
(SOFR 1 Day + 0.91%), 1.95%, 10/21/27
(a)
275 246,161
(SOFR 1 Day + 1.73%), 4.48%, 08/23/28
(a)
2,860 2,810,428
(LIBOR USD 3 Month + 1.30%), 4.22%,
05/01/29
(a)
................... 695 670,162
(SOFR 1 Day + 1.09%), 1.99%, 01/27/32
(a)
2,370 1,896,974
(SOFR 1 Day + 1.28%), 2.62%, 04/22/32
(a)
1,470 1,228,268
(SOFR 1 Day + 1.25%), 2.38%, 07/21/32
(a)
780 638,662
(SOFR 1 Day + 1.41%), 3.10%, 02/24/33
(a)
4,267 3,656,656
6.75%, 10/01/37 ................. 450 504,300
5.15%, 05/22/45 ................. 195 193,057
Huarong Finance 2017 Co. Ltd., 4.75%,
04/27/27
(c)
.................... 1,900 1,716,888
Huarong Finance 2019 Co. Ltd.
(c)
2.50%, 02/24/23 ................. 534 530,662
(LIBOR USD 3 Month + 1.13%), 5.82%,
02/24/23
(a)
................... 616 613,690
3.75%, 05/29/24 ................. 900 858,825
3.25%, 11/13/24 ................. 200 186,975
Intercontinental Exchange, Inc.
3.10%, 09/15/27 ................. 25 23,655
4.60%, 03/15/33 ................. 570 565,458
4.25%, 09/21/48 ................. 15 13,444
5.20%, 06/15/62 ................. 375 374,517
Kane Bidco Ltd., 6.50%, 02/15/27
(c)
...... GBP 365 391,679
Macquarie Bank Ltd., 6.80%, 01/18/33
(b)
... USD 820 850,540
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Morgan Stanley
(a)
(SOFR 1 Day + 1.16%), 3.62%, 04/17/25 USD 990 $ 972,094
(SOFR 1 Day + 0.53%), 0.79%, 05/30/25 840 788,712
(SOFR 1 Day + 1.99%), 2.19%, 04/28/26 725 681,328
(SOFR 1 Day + 0.88%), 1.59%, 05/04/27 1,075 965,361
(SOFR 1 Day + 1.61%), 4.21%, 04/20/28 6,400 6,214,151
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28 .................... 1,430 1,352,751
(SOFR 1 Day + 1.73%), 5.12%, 02/01/29 1,250 1,263,930
(LIBOR USD 3 Month + 1.63%), 4.43%,
01/23/30 .................... 800 779,585
(SOFR 1 Day + 1.14%), 2.70%, 01/22/31 1,530 1,327,694
(SOFR 1 Day + 3.12%), 3.62%, 04/01/31 285 262,149
(SOFR 1 Day + 1.29%), 2.94%, 01/21/33 1,330 1,135,848
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.43%),
5.95%, 01/19/38 ............... 800 817,540
(SOFR 1 Day + 1.49%), 3.22%, 04/22/42 180 143,777
(SOFR 1 Day + 1.43%), 2.80%, 01/25/52 160 110,022
MSCI, Inc.
(b)
3.63%, 09/01/30 ................. 1,243 1,081,926
3.88%, 02/15/31 ................. 1,673 1,476,540
Nomura Holdings, Inc.
1.65%, 07/14/26 ................. 455 404,591
2.68%, 07/16/30 ................. 500 415,796
2.61%, 07/14/31 ................. 880 713,156
Northern Trust Corp.
3.95%, 10/30/25 ................. 100 98,282
1.95%, 05/01/30 ................. 200 169,588
6.13%, 11/02/32 ................. 3,600 3,958,150
Owl Rock Capital Corp.
3.75%, 07/22/25 ................. 2,613 2,450,613
3.40%, 07/15/26 ................. 1,401 1,265,045
OWL Rock Core Income Corp.
5.50%, 03/21/25 ................. 2,516 2,456,414
7.75%, 09/16/27
(b)
................ 4,902 4,939,074
S&P Global, Inc.
2.90%, 03/01/32
(b)
................ 405 358,786
3.25%, 12/01/49 ................. 90 70,227
Sherwood Financing plc
(c)
4.50%, 11/15/26 ................. EUR 713 654,992
6.00%, 11/15/26 ................. GBP 473 466,510
State Street Corp., (LIBOR USD 3 Month +
1.00%), 5.77%, 06/15/47
(a)
.......... USD 48,980 40,799,347
Sun Hung Kai & Co. BVI Ltd., 5.00%,
09/07/26
(c)
.................... 750 632,813
SURA Asset Management SA, 4.88%,
04/17/24
(b)
.................... 3,157 3,120,103
UBS Group AG
(a)
(USD Swap Semi 5 Year + 4.34%), 7.00%
(b)
(d)
......................... 13,976 13,888,231
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%),
1.01%, 07/30/24
(b)
.............. 1,055 1,032,916
(USD Swap Semi 5 Year + 4.87%), 7.00%
(c)
(d)
......................... 2,023 2,037,768
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.86%),
5.13%
(c)(d)
.................... 850 805,468
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%),
1.36%, 01/30/27
(b)
.............. 530 474,631
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.40%),
4.88%
(b)(d)
.................... 2,135 1,919,151

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.49%, 08/10/27
(b)
.............. USD 315 $ 277,380
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%),
4.38%
(b)(d)
.................... 6,640 5,444,136
215,659,422
Chemicals — 0.5%
Air Products & Chemicals, Inc., 2.80%,
05/15/50 ..................... 5 3,710
Alpek SAB de CV, 3.25%, 02/25/31
(b)
..... 365 304,045
Ashland LLC, 3.38%, 09/01/31
(b)
........ 548 454,840
Avient Corp., 7.13%, 08/01/30
(b)
........ 1,361 1,371,138
Axalta Coating Systems Dutch Holding B BV,
3.75%, 01/15/25
(c)
............... EUR 220 233,194
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 ................. USD 1,477 1,395,765
3.38%, 02/15/29 ................. 1,484 1,276,240
Celanese US Holdings LLC
5.90%, 07/05/24 ................. 1,700 1,709,764
6.17%, 07/15/27 ................. 1,502 1,521,391
Chemours Co. (The), 5.75%, 11/15/28
(b)
... 894 814,658
Diamond BC BV, 4.63%, 10/01/29
(b)
...... 3,844 3,233,534
DuPont de Nemours, Inc.
5.32%, 11/15/38 ................. 575 594,735
5.42%, 11/15/48 ................. 150 154,523
Eastman Chemical Co., 4.80%, 09/01/42 .. 220 200,107
Ecolab, Inc., 2.70%, 12/15/51 ......... 855 579,012
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 15,230 13,478,550
Equate Petrochemical BV
(b)
4.25%, 11/03/26 ................. 1,222 1,192,794
2.63%, 04/28/28 ................. 803 713,566
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(c)
.................... EUR 747 686,266
Gates Global LLC, 6.25%, 01/15/26
(b)
..... USD 1,121 1,104,003
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.. 3,919 3,189,799
Herens Midco SARL, 5.25%, 05/15/29
(c)
... EUR 1,483 1,094,310
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... USD 2,889 2,581,437
INEOS Quattro Finance 1 plc, 3.75%,
07/15/26
(c)
.................... EUR 131 126,409
INEOS Quattro Finance 2 plc, 2.50%,
01/15/26
(c)
.................... 903 874,937
Ingevity Corp., 3.88%, 11/01/28
(b)
....... USD 528 462,786
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)(b)
1,868 1,420,259
Kronos International, Inc., 3.75%, 09/15/25
(c)
EUR 633 619,493
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
.. USD 1,016 833,725
LYB International Finance III LLC
1.25%, 10/01/25 ................. 800 724,346
4.20%, 10/15/49 ................. 280 227,922
4.20%, 05/01/50 ................. 55 44,633
3.63%, 04/01/51 ................. 100 73,296
LyondellBasell Industries NV, 4.63%, 02/26/55 220 188,955
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
1,293 1,182,449
Monitchem HoldCo 2 SA, 9.50%, 09/15/26
(c)
EUR 200 206,015
Monitchem HoldCo 3 SA, 5.25%, 03/15/25
(c)
1,407 1,482,957
Nutrien Ltd., 5.90%, 11/07/24 ......... USD 275 279,362
Olympus Water US Holding Corp., 3.88%,
10/01/28
(c)
.................... EUR 348 323,922
Pearl Holding II Ltd., 0.00%,
(c)(d)
........ USD 573 737
Pearl Holding III Ltd., 9.00%, 10/22/25
(c)
... 456 158,286
Sasol Financing USA LLC
6.50%, 09/27/28 ................. 435 417,600
5.50%, 03/18/31 ................. 3,305 2,875,020
SCIL IV LLC
4.38%, 11/01/26
(c)
................ EUR 160 154,367
Security
Par (000)
Par (000) Value
Chemicals (continued)
5.38%, 11/01/26
(b)
................ USD 1,825 $ 1,672,722
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................. 1,193 966,330
4.38%, 02/01/32 ................. 204 166,284
Sherwin-Williams Co. (The)
3.45%, 06/01/27 ................. 289 277,534
2.95%, 08/15/29 ................. 200 179,819
2.30%, 05/15/30 ................. 300 256,430
4.50%, 06/01/47 ................. 195 175,860
3.30%, 05/15/50 ................. 15 10,937
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
.................... 4,176 3,424,320
Synthomer plc, 3.88%, 07/01/25
(c)
....... EUR 394 406,920
UPL Corp. Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.87%),
5.25%
(a)(c)(d)
................... USD 1,908 1,394,987
WR Grace Holdings LLC
(b)
4.88%, 06/15/27 ................. 2,611 2,422,486
5.63%, 08/15/29 ................. 9,842 8,203,307
70,122,793
Commercial Services & Supplies — 0.7%
AA Bond Co. Ltd., 4.88%, 07/31/24
(c)
..... GBP 500 603,209
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
USD 1,499 1,337,648
Allied Universal Holdco LLC
6.63%, 07/15/26
(b)
................ 13,564 13,058,741
9.75%, 07/15/27
(b)
................ 5,764 5,504,620
3.63%, 06/01/28
(c)
................ EUR 500 451,167
4.63%, 06/01/28
(b)
................ USD 12,869 11,076,580
4.88%, 06/01/28
(c)
................ GBP 310 315,301
6.00%, 06/01/29
(b)
................ USD 8,534 6,866,457
APi Group DE, Inc.
(b)
4.13%, 07/15/29 ................. 1,008 872,575
4.75%, 10/15/29 ................. 1,044 930,860
APX Group, Inc.
(b)
6.75%, 02/15/27 ................. 569 557,626
5.75%, 07/15/29 ................. 2,047 1,770,789
Aramark Services, Inc.
(b)
5.00%, 04/01/25 ................. 2,458 2,421,130
6.38%, 05/01/25 ................. 3,410 3,410,853
5.00%, 02/01/28 ................. 1,378 1,298,765
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 102 100,496
Clean Harbors, Inc.
(b)
4.88%, 07/15/27 ................. 1,927 1,859,131
6.38%, 02/01/31 ................. 807 822,091
Covanta Holding Corp.
4.88%, 12/01/29
(b)
................ 2,464 2,152,920
5.00%, 09/01/30 ................. 398 338,622
Garda World Security Corp.
(b)
4.63%, 02/15/27 ................. 894 813,638
7.75%, 02/15/28 ................. 2,528 2,562,760
GFL Environmental, Inc.
(b)
4.25%, 06/01/25 ................. 535 515,931
3.75%, 08/01/25 ................. 1,136 1,079,484
5.13%, 12/15/26 ................. 1,633 1,588,501
4.00%, 08/01/28 ................. 2,201 1,953,938
3.50%, 09/01/28 ................. 779 694,611
4.75%, 06/15/29 ................. 2,589 2,336,676
4.38%, 08/15/29 ................. 1,877 1,664,561
Intrum AB
(c)
3.13%, 07/15/24 ................. EUR 135 143,364
4.88%, 08/15/25 ................. 838 855,231
3.50%, 07/15/26 ................. 171 163,130
9.25%, 03/15/28 ................. 475 531,888
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... USD 1,404 1,293,702

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Madison IAQ LLC, 5.88%, 06/30/29
(b)
..... USD 3,052 $ 2,420,968
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
. 1,632 1,586,353
Paprec Holding SA, 3.50%, 07/01/28
(c)
.... EUR 513 482,068
Prime Security Services Borrower LLC
(b)
5.25%, 04/15/24 ................. USD 1,048 1,037,193
5.75%, 04/15/26 ................. 1,999 1,959,099
6.25%, 01/15/28 ................. 2,122 2,012,505
Republic Services, Inc.
0.88%, 11/15/25 ................. 700 629,975
3.95%, 05/15/28 ................. 205 199,690
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(c)
............... EUR 1,146 1,186,936
Techem Verwaltungsgesellschaft 675 mbH,
2.00%, 07/15/25
(c)
............... 300 302,092
Tuspark Forward Ltd., 7.95%, 05/13/24
(c)
.. USD 180 37,440
Verisure Holding AB
(c)
(EURIBOR 3 Month + 5.00%), 7.29%,
04/15/25
(a)
................... EUR 346 376,072
3.25%, 02/15/27 ................. 512 491,240
9.25%, 10/15/27 ................. 841 978,568
7.13%, 02/01/28 ................. 100 108,855
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... USD 7,429 6,908,970
92,665,020
Communications Equipment — 0.2%
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 3,926 3,718,040
CommScope, Inc.
(b)
6.00%, 03/01/26 ................. 3,215 3,077,880
8.25%, 03/01/27 ................. 1,389 1,181,414
7.13%, 07/01/28 ................. 2,392 1,873,776
4.75%, 09/01/29 ................. 3,246 2,701,841
Motorola Solutions, Inc.
4.60%, 02/23/28 ................. 900 894,707
4.60%, 05/23/29 ................. 1,725 1,683,931
2.30%, 11/15/30 ................. 780 631,155
2.75%, 05/24/31 ................. 915 757,769
Nokia OYJ, 6.63%, 05/15/39 .......... 2,016 2,054,203
Viasat, Inc.
(b)
5.63%, 09/15/25 ................. 2,453 2,305,820
5.63%, 04/15/27 ................. 2,719 2,536,120
6.50%, 07/15/28 ................. 2,769 2,222,178
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
... 823 718,067
26,356,901
Construction & Engineering — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
.................... 1,181 1,165,499
Arcosa, Inc., 4.38%, 04/15/29
(b)
........ 2,674 2,391,321
Cellnex Finance Co. SA
(c)
1.00%, 09/15/27 ................. EUR 200 186,392
1.50%, 06/08/28 ................. 800 748,121
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(c)(f)(h)(m)
............ CNY 6,794 —
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.. USD 1,502 1,344,665
GMR Hyderabad International Airport Ltd.,
5.38%, 04/10/24
(c)
............... 536 528,563
Heathrow Finance plc
(c)(e)
4.75%, 03/01/24 ................. GBP 200 242,132
4.12%, 09/01/29 ................. 1,071 1,056,306
MasTec, Inc., 4.50%, 08/15/28
(b)
........ USD 1,045 968,651
Mexico City Airport Trust, 4.25%, 10/31/26
(b)
3,191 3,079,913
Summit Digitel Infrastructure Ltd., 2.88%,
08/12/31
(c)
.................... 860 684,113
12,395,676
Security
Par (000)
Par (000) Value
Construction Materials — 0.0%
Cemex SAB de CV, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.53%), 5.13%
(a)(b)(d)
.............. USD 1,682 $ 1,543,235
Consumer Finance — 0.5%
AerCap Ireland Capital DAC
3.15%, 02/15/24 ................. 2,650 2,583,178
6.50%, 07/15/25 ................. 885 901,196
2.45%, 10/29/26 ................. 200 179,920
Ally Financial, Inc., 5.75%, 11/20/25 ..... 2,010 1,997,645
American Express Co.
3.95%, 08/01/25 ................. 2,300 2,264,682
3.13%, 05/20/26 ................. 1,200 1,146,854
American Honda Finance Corp.
1.95%, 05/10/23 ................. 590 584,952
2.00%, 03/24/28 ................. 1,440 1,281,736
Capital One Financial Corp.
3.30%, 10/30/24 ................. 2,215 2,151,747
(SOFR 1 Day + 1.29%), 2.64%, 03/03/26
(a)
1,475 1,396,799
(SOFR 1 Day + 0.86%), 1.88%, 11/02/27
(a)
300 265,580
3.80%, 01/31/28 ................. 1,060 1,012,032
(SOFR 1 Day + 1.27%), 2.62%, 11/02/32
(a)
420 333,703
(SOFR 1 Day + 2.60%), 5.82%, 02/01/34
(a)
820 826,350
Discover Financial Services, 6.70%, 11/29/32 650 693,864
Encore Capital Group, Inc.
(c)
4.88%, 10/15/25 ................. EUR 444 451,884
5.38%, 02/15/26 ................. GBP 300 334,719
4.25%, 06/01/28 ................. 897 867,552
Ford Motor Credit Co. LLC
3.81%, 01/09/24 ................. USD 1,775 1,738,453
5.58%, 03/18/24 ................. 1,700 1,687,677
4.54%, 03/06/25 ................. GBP 1,539 1,830,949
4.69%, 06/09/25 ................. USD 200 194,240
5.13%, 06/16/25 ................. 2,956 2,905,362
4.13%, 08/04/25 ................. 3,078 2,939,398
3.38%, 11/13/25 ................. 724 674,225
2.70%, 08/10/26 ................. 1,717 1,532,422
4.95%, 05/28/27 ................. 1,606 1,532,554
4.13%, 08/17/27 ................. 519 478,663
3.82%, 11/02/27 ................. 297 268,042
2.90%, 02/16/28 ................. 1,940 1,668,586
2.90%, 02/10/29 ................. 200 166,832
5.11%, 05/03/29 ................. 1,555 1,473,685
7.35%, 03/06/30 ................. 4,002 4,200,499
4.00%, 11/13/30 ................. 401 350,129
3.63%, 06/17/31 ................. 892 741,931
General Motors Financial Co., Inc.
6.00%, 01/09/28 ................. 460 473,413
2.40%, 04/10/28 ................. 255 222,127
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(l)
...... 2,320 2,052,305
John Deere Capital Corp., 2.60%, 03/07/24 . 205 200,628
LeasePlan Corp. NV, (EURIBOR ICE Swap
Rate 5 Year + 7.56%), 7.38%
(a)(c)(d)
..... EUR 1,400 1,525,054
Lincoln Financing SARL, 3.63%, 04/01/24
(c)
. 248 267,998
Muthoot Finance Ltd., 4.40%, 09/02/23
(c)
... USD 2,665 2,615,031
Navient Corp.
7.25%, 09/25/23 ................. 376 379,959
5.88%, 10/25/24 ................. 600 593,424
5.50%, 03/15/29 ................. 1,399 1,238,115
OneMain Finance Corp.
6.88%, 03/15/25 ................. 1,882 1,876,090
7.13%, 03/15/26 ................. 5,510 5,473,937
3.50%, 01/15/27 ................. 1,857 1,615,063
6.63%, 01/15/28 ................. 899 875,869
5.38%, 11/15/29 ................. 451 394,896

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
SLM Corp., 3.13%, 11/02/26 .......... USD 1,322 $ 1,167,590
Toyota Motor Credit Corp.
1.15%, 08/13/27 ................. 1,525 1,325,662
3.38%, 04/01/30 ................. 527 495,247
VistaJet Malta Finance plc, 6.38%, 02/01/30
(b)
2,393 2,110,387
68,560,835
Containers & Packaging — 0.7%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... 4,580 3,592,378
Ardagh Metal Packaging Finance USA LLC
6.00%, 06/15/27
(b)
................ 4,137 4,125,416
2.00%, 09/01/28
(c)
................ EUR 388 350,717
3.00%, 09/01/29
(c)
................ 559 471,874
4.00%, 09/01/29
(b)
................ USD 17,661 14,603,175
Ardagh Packaging Finance plc
(c)
2.13%, 08/15/26 ................. EUR 1,343 1,260,093
4.75%, 07/15/27 ................. GBP 551 529,898
Ball Corp.
5.25%, 07/01/25 ................. USD 113 112,448
3.13%, 09/15/31 ................. 313 255,927
Berry Global, Inc., 1.57%, 01/15/26 ...... 2,295 2,074,619
Canpack SA, 3.13%, 11/01/25
(b)
........ 810 729,648
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................. 5,865 5,765,972
8.75%, 04/15/30 ................. 3,154 2,787,450
Crown Americas LLC
4.75%, 02/01/26 ................. 1,705 1,665,683
4.25%, 09/30/26 ................. 620 592,504
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 368 384,407
Fiber Bidco SpA, 11.00%, 10/25/27
(c)
..... EUR 640 753,484
Graphic Packaging International LLC
3.50%, 03/15/28
(b)
................ USD 993 887,914
2.63%, 02/01/29
(c)
................ EUR 100 94,502
3.50%, 03/01/29
(b)
................ USD 364 320,374
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
... 2,905 2,367,575
Kleopatra Finco SARL, 4.25%, 03/01/26
(c)
.. EUR 1,648 1,498,747
Kleopatra Holdings 2 SCA, 6.50%, 09/01/26
(c)
180 110,857
LABL, Inc., 5.88%, 11/01/28
(b)
......... USD 2,185 1,974,694
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24
(b)
................ 1,381 1,380,033
7.88%, 08/15/26 ................. 20,252 20,429,205
OI European Group BV
(c)
3.13%, 11/15/24 ................. EUR 200 211,179
2.88%, 02/15/25 ................. 766 801,262
SAN Miguel Industrias Pet SA, 3.50%,
08/02/28
(b)
.................... USD 3,552 3,019,200
Sealed Air Corp., 6.13%, 02/01/28
(b)
..... 1,104 1,113,826
Trivium Packaging Finance BV
5.50%, 08/15/26
(b)(e)
............... 4,450 4,271,733
(EURIBOR 3 Month + 3.75%), 5.55%,
08/15/26
(a)(c)
.................. EUR 586 621,589
8.50%, 08/15/27
(b)(e)
............... USD 8,949 8,606,611
Verallia SA, 1.88%, 11/10/31
(c)
......... EUR 900 782,063
WestRock MWV LLC, 8.20%, 01/15/30 .... USD 200 234,363
WRKCo, Inc.
3.75%, 03/15/25 ................. 325 316,527
4.90%, 03/15/29 ................. 400 396,688
3.00%, 06/15/33 ................. 1,855 1,571,142
91,065,777
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............. 745 635,112
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 1,527 1,430,463
Resideo Funding, Inc., 4.00%, 09/01/29 ... 493 408,860
2,474,435
Security
Par (000)
Par (000) Value
Diversified Consumer Services — 0.2%
Johns Hopkins University, Series A, 4.71%,
07/01/32 ..................... USD 1,950 $ 2,017,425
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
.. 969 826,072
Northwestern University, 4.64%, 12/01/44 .. 470 471,022
Rekeep SpA, 7.25%, 02/01/26
(c)
........ EUR 1,791 1,655,023
Service Corp. International
5.13%, 06/01/29 ................. USD 716 685,645
3.38%, 08/15/30 ................. 1,285 1,079,837
4.00%, 05/15/31 ................. 3,371 2,947,872
Sotheby's
(b)
7.38%, 10/15/27 ................. 7,609 7,308,237
5.88%, 06/01/29 ................. 3,842 3,285,794
University of Miami, Series 2022, 4.06%,
04/01/52 ..................... 320 282,826
University of Southern California, Series 2017,
3.84%, 10/01/47 ................ 375 324,941
20,884,694
Diversified Financial Services — 0.2%
doValue SpA, 3.38%, 07/31/26
(c)
........ EUR 403 402,393
Garfunkelux Holdco 3 SA
(c)
6.75%, 11/01/25 ................. 1,732 1,431,037
7.75%, 11/01/25 ................. GBP 744 694,810
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.. USD 2,783 2,360,389
NTT Finance Corp.
(b)
4.14%, 07/26/24 ................. 355 351,023
1.16%, 04/03/26 ................. 2,845 2,552,684
Operadora de Servicios Mega SA de CV Sofom
ER, 8.25%, 02/11/25
(b)
............ 258 133,932
Sabre GLBL, Inc.
(b)
9.25%, 04/15/25 ................. 1,924 1,973,937
7.38%, 09/01/25 ................. 1,453 1,425,200
11.25%, 12/15/27 ................ 1,988 2,107,280
Shell International Finance BV
2.38%, 11/07/29 ................. 20 17,913
4.38%, 05/11/45 ................. 10 9,419
3.00%, 11/26/51 ................. 130 95,587
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 2,646 2,505,868
Siemens Financieringsmaatschappij NV
(b)
0.65%, 03/11/24 ................. 880 841,627
2.88%, 03/11/41 ................. 1,325 1,048,959
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. 12,882 12,926,797
30,878,855
Diversified Telecommunication Services — 1.5%
Altice France Holding SA, 10.50%, 05/15/27
(b)
5,352 4,596,030
Altice France SA
2.50%, 01/15/25
(c)
................ EUR 817 827,056
2.13%, 02/15/25
(c)
................ 325 325,574
5.88%, 02/01/27
(c)
................ 1,400 1,377,419
8.13%, 02/01/27
(b)
................ USD 10,069 9,439,083
5.50%, 01/15/28
(b)
................ 4,359 3,620,237
5.13%, 01/15/29
(b)
................ 894 700,682
5.50%, 10/15/29
(b)
................ 400 316,278
AT&T, Inc.
4.35%, 03/01/29 ................. 25 24,572
4.50%, 05/15/35 ................. 2,685 2,552,029
5.35%, 09/01/40 ................. 1,500 1,515,959
4.65%, 06/01/44 ................. 200 182,358
3.65%, 06/01/51 ................. 710 546,226
3.50%, 09/15/53 ................. 164 121,023
3.55%, 09/15/55 ................. 926 677,538
3.65%, 09/15/59 ................. 406 297,643
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(c)(f)
(m)
......................... 1,000 2,687

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
British Telecommunications plc, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.49%), 4.88%, 11/23/81
(a)(b)
.... USD 1,000 $ 824,610
CCO Holdings LLC
(b)
5.13%, 05/01/27 ................. 4,098 3,905,599
5.00%, 02/01/28 ................. 2,233 2,085,064
5.38%, 06/01/29 ................. 3,058 2,828,650
6.38%, 09/01/29 ................. 6,094 5,880,710
4.50%, 08/15/30 ................. 4,324 3,694,685
4.25%, 02/01/31 ................. 7,673 6,391,993
7.38%, 03/01/31 ................. 1,540 1,543,850
4.75%, 02/01/32 ................. 3,351 2,848,350
4.50%, 06/01/33 ................. 2,030 1,649,375
4.25%, 01/15/34 ................. 10,437 8,136,163
Cellnex Telecom SA
(c)
1.00%, 04/20/27 ................. EUR 200 190,364
1.75%, 10/23/30 ................. 400 352,489
0.75%, 11/20/31
(k)
................ 2,300 2,075,723
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... USD 3,359 2,736,388
Deutsche Telekom International Finance BV,
8.75%, 06/15/30
(e)
............... 12 14,660
eircom Finance DAC, 1.75%, 11/01/24
(c)
... EUR 263 277,700
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. USD 1,705 1,628,139
5.00%, 05/01/28 ................. 8,367 7,606,858
6.75%, 05/01/29 ................. 2,129 1,825,618
6.00%, 01/15/30 ................. 1,700 1,396,431
8.75%, 05/15/30 ................. 4,262 4,416,497
Global Switch Holdings Ltd., 2.25%, 05/31/27
(c)
EUR 961 982,580
Iliad Holding SASU
6.50%, 10/15/26
(b)
................ USD 7,112 6,734,744
5.63%, 10/15/28
(c)
................ EUR 500 505,525
7.00%, 10/15/28
(b)
................ USD 5,013 4,708,109
Iliad SA
(c)
1.50%, 10/14/24 ................. EUR 300 312,862
5.38%, 06/14/27 ................. 1,600 1,739,440
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(c)
116 108,668
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. USD 3,476 3,008,376
4.63%, 09/15/27 ................. 1,045 885,228
4.25%, 07/01/28 ................. 1,259 997,745
3.63%, 01/15/29 ................. 1,272 946,368
3.75%, 07/15/29 ................. 1,156 845,082
3.88%, 11/15/29 ................. 2,511 2,036,220
Liquid Telecommunications Financing plc,
5.50%, 09/04/26
(b)
............... 775 586,481
Lorca Telecom Bondco SA
4.00%, 09/18/27
(c)
................ EUR 1,947 1,939,231
Lumen Technologies, Inc.
(b)
4.00%, 02/15/27 ................. USD 7,243 6,107,678
4.50%, 01/15/29 ................. 3,737 2,513,133
5.38%, 06/15/29 ................. 817 565,955
Network i2i Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.27%),
5.65%
(a)(c)(d)
................... 4,615 4,439,918
RCS & RDS SA, 2.50%, 02/05/25
(c)
...... EUR 900 911,045
Sprint Capital Corp.
6.88%, 11/15/28 ................. USD 10,135 10,842,797
8.75%, 03/15/32 ................. 9,657 11,926,395
TDC Holding A/S, 6.88%, 02/23/23
(c)(e)
.... GBP 700 861,690
Telecom Italia Capital SA
6.38%, 11/15/33 ................. USD 1,333 1,133,356
6.00%, 09/30/34 ................. 4,075 3,269,719
7.20%, 07/18/36 ................. 142 120,635
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Telecom Italia Finance SA, 7.75%, 01/24/33 EUR 410 $ 463,511
Telecom Italia SpA
4.00%, 04/11/24
(c)
................ 200 213,255
5.30%, 05/30/24
(b)
................ USD 1,446 1,402,924
2.75%, 04/15/25
(c)
................ EUR 300 304,946
2.38%, 10/12/27
(c)
................ 600 545,497
6.88%, 02/15/28
(c)
................ 675 733,826
1.63%, 01/18/29
(c)
................ 2,468 2,030,399
Telefonica Emisiones SA
4.10%, 03/08/27 ................. USD 600 582,263
4.90%, 03/06/48 ................. 670 567,669
Vantage Towers AG
(c)
0.00%, 03/31/25 ................. EUR 400 416,327
0.38%, 03/31/27 ................. 300 304,824
Verizon Communications, Inc.
3.88%, 02/08/29 ................. USD 3,275 3,152,588
4.02%, 12/03/29 ................. 24 23,010
1.50%, 09/18/30 ................. 285 230,389
1.68%, 10/30/30 ................. 711 573,211
2.55%, 03/21/31 ................. 420 358,489
2.36%, 03/15/32 ................. 540 444,854
5.85%, 09/15/35 ................. 690 726,880
2.65%, 11/20/40 ................. 1,400 1,011,184
3.40%, 03/22/41 ................. 3,530 2,841,400
2.85%, 09/03/41 ................. 440 325,805
3.85%, 11/01/42 ................. 85 72,118
6.55%, 09/15/43 ................. 245 283,032
3.70%, 03/22/61 ................. 464 352,469
Virgin Media Finance plc
3.75%, 07/15/30
(c)
................ EUR 661 576,900
5.00%, 07/15/30
(b)
................ USD 1,350 1,133,176
Virgin Media Secured Finance plc
5.00%, 04/15/27
(c)
................ GBP 433 489,784
5.25%, 05/15/29
(c)
................ 100 107,576
5.50%, 05/15/29
(b)
................ USD 400 371,076
4.25%, 01/15/30
(c)
................ GBP 108 107,650
4.50%, 08/15/30
(b)
................ USD 843 727,096
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 ................. 22,564 17,940,636
6.13%, 03/01/28 ................. 11,960 8,222,500
206,098,554
Electric Utilities — 0.9%
AEP Transmission Co. LLC, 3.15%, 09/15/49 75 56,329
AES Panama Generation Holdings SRL,
4.38%, 05/31/30
(c)
............... 1,831 1,629,933
Alabama Power Co.
3.94%, 09/01/32 ................. 590 561,091
4.15%, 08/15/44 ................. 300 264,612
3.13%, 07/15/51 ................. 55 40,171
Baltimore Gas & Electric Co.
4.25%, 09/15/48 ................. 200 179,456
3.20%, 09/15/49 ................. 525 396,147
2.90%, 06/15/50 ................. 105 75,433
CenterPoint Energy Houston Electric LLC
Series AG, 3.00%, 03/01/32 ......... 285 255,572
Series K2, 6.95%, 03/15/33 ......... 100 116,309
Commonwealth Edison Co.
5.90%, 03/15/36 ................. 200 217,892
Series 133, 3.85%, 03/15/52 ......... 500 424,861
DTE Electric Co., Series B, 3.65%, 03/01/52 100 82,818
Duke Energy Carolinas LLC
2.85%, 03/15/32 ................. 1,205 1,054,673
6.05%, 04/15/38 ................. 100 111,444
3.70%, 12/01/47 ................. 600 491,492
3.20%, 08/15/49 ................. 882 667,314

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
3.55%, 03/15/52 ................. USD 200 $ 161,754
Duke Energy Corp.
5.00%, 12/08/25 ................. 1,055 1,062,589
2.45%, 06/01/30 ................. 425 363,545
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%),
3.25%, 01/15/82
(a)
.............. 18,465 15,086,983
Duke Energy Florida LLC
2.50%, 12/01/29 ................. 2,225 1,964,426
1.75%, 06/15/30 ................. 255 211,221
6.40%, 06/15/38 ................. 400 468,211
3.85%, 11/15/42 ................. 320 272,607
Duke Energy Progress LLC
3.45%, 03/15/29 ................. 2,868 2,711,313
4.10%, 05/15/42 ................. 100 89,030
Edison International, 6.95%, 11/15/29 .... 1,510 1,639,382
EDP - Energias de Portugal SA
(a)(c)
(EUR Swap Annual 5 Year + 1.84%),
1.70%, 07/20/80 ............... EUR 500 493,010
(EUR Swap Annual 5 Year + 2.38%),
1.88%, 08/02/81 ............... 1,000 948,538
(EUR Swap Annual 5 Year + 3.18%),
5.94%, 04/23/83 ............... 300 325,542
Emera US Finance LP, 0.83%, 06/15/24 ... USD 975 916,511
Enel Finance International NV, 1.38%,
07/12/26
(b)
.................... 1,890 1,670,008
Enel SpA, (EUR Swap Annual 5 Year + 3.49%),
6.38%
(a)(c)(d)
................... EUR 500 554,507
Eversource Energy
2.80%, 05/01/23 ................. USD 690 686,564
4.60%, 07/01/27 ................. 365 365,415
Exelon Corp.
3.95%, 06/15/25 ................. 595 585,560
4.05%, 04/15/30 ................. 300 288,852
4.70%, 04/15/50 ................. 250 235,925
FirstEnergy Corp.
(e)
Series B, 4.15%, 07/15/27 .......... 1,500 1,433,475
Series C, 5.10%, 07/15/47 .......... 149 137,453
FirstEnergy Transmission LLC
(b)
4.35%, 01/15/25 ................. 1,235 1,209,751
5.45%, 07/15/44 ................. 4,438 4,384,080
4.55%, 04/01/49 ................. 872 758,290
Florida Power & Light Co.
5.65%, 02/01/37 ................. 500 534,705
3.70%, 12/01/47 ................. 365 311,074
3.15%, 10/01/49 ................. 465 361,413
2.88%, 12/04/51 ................. 218 158,516
Georgia Power Co., 4.70%, 05/15/32 ..... 1,640 1,635,116
Interstate Power & Light Co.
3.25%, 12/01/24 ................. 300 291,671
3.10%, 11/30/51 ................. 100 70,404
Kallpa Generacion SA, 4.88%, 05/24/26
(c)
.. 3,114 3,008,513
MidAmerican Energy Co.
3.65%, 04/15/29 ................. 1,025 985,881
4.25%, 07/15/49 ................. 1,175 1,068,373
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(c)
.................... 4,260 3,788,205
Naturgy Finance BV
(a)(c)(d)
(EUR Swap Annual 9 Year + 3.08%), 3.38% EUR 200 211,668
(EUR Swap Annual 5 Year + 2.44%), 2.37% 900 860,023
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27 ................. USD 215 206,383
1.90%, 06/15/28 ................. 700 613,039
2.25%, 06/01/30 ................. 400 338,914
2.44%, 01/15/32 ................. 184 153,667
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%),
3.80%, 03/15/82
(a)
.............. USD 27,037 $ 23,619,758
Northern States Power Co.
2.90%, 03/01/50 ................. 350 254,910
2.60%, 06/01/51 ................. 360 246,496
NRG Energy, Inc.
2.45%, 12/02/27
(b)
................ 800 686,820
5.75%, 01/15/28 ................. 1,122 1,075,207
5.25%, 06/15/29
(b)
................ 544 490,960
Ohio Power Co.
Series Q, 1.63%, 01/15/31 .......... 1,200 964,252
4.15%, 04/01/48 ................. 140 123,087
4.00%, 06/01/49 ................. 975 828,892
Series R, 2.90%, 10/01/51 .......... 55 38,720
Oncor Electric Delivery Co. LLC
3.75%, 04/01/45 ................. 530 454,574
3.80%, 09/30/47 ................. 345 297,235
4.60%, 06/01/52 ................. 600 581,197
Pacific Gas & Electric Co.
3.45%, 07/01/25 ................. 1,460 1,393,980
3.30%, 12/01/27 ................. 1,065 973,117
4.45%, 04/15/42 ................. 475 377,615
4.00%, 12/01/46 ................. 258 187,798
4.95%, 07/01/50 ................. 1,540 1,285,684
5.25%, 03/01/52 ................. 470 408,455
6.75%, 01/15/53 ................. 1,137 1,190,924
PacifiCorp
2.90%, 06/15/52 ................. 620 442,717
5.35%, 12/01/53 ................. 1,010 1,078,667
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 2,979 2,733,233
PECO Energy Co.
2.85%, 09/15/51 ................. 130 92,117
4.60%, 05/15/52 ................. 200 193,597
PPL Electric Utilities Corp., 3.95%, 06/01/47 25 21,928
Progress Energy, Inc.
7.00%, 10/30/31 ................. 100 112,556
6.00%, 12/01/39 ................. 350 373,166
Public Service Co. of Colorado
Series 34, 3.20%, 03/01/50 ......... 600 462,994
Series 36, 2.70%, 01/15/51 ......... 100 69,231
Series 39, 4.50%, 06/01/52 ......... 100 95,986
Public Service Electric & Gas Co.
4.90%, 12/15/32 ................. 1,545 1,606,761
5.80%, 05/01/37 ................. 100 108,932
2.05%, 08/01/50 ................. 280 169,814
3.00%, 03/01/51 ................. 100 74,032
Southern California Edison Co.
Series J, 0.70%, 08/01/23 .......... 305 298,717
1.10%, 04/01/24 ................. 600 573,141
Series D, 4.70%, 06/01/27 .......... 465 467,216
5.95%, 11/01/32 ................. 700 761,957
4.00%, 04/01/47 ................. 725 608,460
Series B, 4.88%, 03/01/49 .......... 70 66,487
3.65%, 02/01/50 ................. 700 550,259
Series 20A, 2.95%, 02/01/51 ........ 240 165,488
Series H, 3.65%, 06/01/51 .......... 435 342,724
3.45%, 02/01/52 ................. 200 152,426
Series E, 5.45%, 06/01/52 .......... 490 500,703
Southern Co. (The), 4.48%, 08/01/24
(e)
.... 1,325 1,310,988
Tampa Electric Co.
4.35%, 05/15/44 ................. 100 88,451
4.45%, 06/15/49 ................. 475 419,811
3.45%, 03/15/51 ................. 135 101,914

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Virginia Electric & Power Co.
Series B, 6.00%, 01/15/36 .......... USD 250 $ 268,690
6.35%, 11/30/37 ................. 300 334,000
4.45%, 02/15/44 ................. 300 272,984
4.60%, 12/01/48 ................. 595 552,398
Vistra Operations Co. LLC
(b)
5.13%, 05/13/25 ................. 2,250 2,206,725
5.50%, 09/01/26 ................. 302 294,131
5.63%, 02/15/27 ................. 1,344 1,297,944
5.00%, 07/31/27 ................. 140 131,751
4.38%, 05/01/29 ................. 1,734 1,524,781
Wisconsin Electric Power Co., 2.05%, 12/15/24 400 381,210
117,036,422
Electrical Equipment — 0.2%
Energizer Gamma Acquisition BV, 3.50%,
06/30/29
(c)
.................... EUR 588 519,475
Regal Rexnord Corp.
(b)
6.05%, 02/15/26 ................. USD 725 736,763
6.05%, 04/15/28 ................. 4,555 4,624,307
6.30%, 02/15/30 ................. 1,670 1,702,837
6.40%, 04/15/33 ................. 2,435 2,496,668
Sensata Technologies BV
(b)
5.00%, 10/01/25 ................. 3,445 3,407,088
4.00%, 04/15/29 ................. 2,040 1,830,900
5.88%, 09/01/30 ................. 1,853 1,818,256
Vertiv Group Corp., 4.13%, 11/15/28
(b)
.... 5,365 4,652,206
21,788,500
Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc., 3.88%, 03/15/28
(c)
........ EUR 500 498,730
CDW LLC
3.28%, 12/01/28 ................. USD 569 500,057
3.25%, 02/15/29 ................. 2,110 1,827,690
Coherent Corp., 5.00%, 12/15/29
(b)
...... 6,453 5,860,316
Sensata Technologies, Inc.
(b)
4.38%, 02/15/30 ................. 251 227,220
3.75%, 02/15/31 ................. 750 636,636
9,550,649
Energy Equipment & Services — 0.3%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. 2,139 2,096,220
6.25%, 04/01/28 ................. 4,004 3,803,800
Enerflex Ltd., 9.00%, 10/15/27
(b)
........ 1,969 2,005,466
Halliburton Co.
3.80%, 11/15/25 ................. 187 183,649
2.92%, 03/01/30 ................. 650 580,441
5.00%, 11/15/45 ................. 275 261,624
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 ................. 1,570 1,526,825
7.50%, 01/15/28 ................. 2,353 2,242,903
Nabors Industries, Inc.
5.75%, 02/01/25 ................. 4,766 4,620,899
7.38%, 05/15/27
(b)
................ 3,417 3,421,442
Precision Drilling Corp., 6.88%, 01/15/29
(b)
. 461 444,054
Saipem Finance International BV, 3.38%,
07/15/26
(c)
.................... EUR 500 511,128
Tervita Corp., 11.00%, 12/01/25
(b)
....... USD 993 1,076,164
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
.................... 1,298 1,346,960
Transocean, Inc.
(b)
7.50%, 01/15/26 ................. 1,815 1,706,100
11.50%, 01/30/27 ................ 1,415 1,476,482
8.75%, 02/15/30 ................. 6,742 6,951,002
USA Compression Partners LP
6.88%, 04/01/26 ................. 3,158 3,099,419
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
6.88%, 09/01/27 ................. USD 2,289 $ 2,220,330
Vallourec SA, 8.50%, 06/30/26
(c)
........ EUR 717 785,267
Weatherford International Ltd.
(b)
11.00%, 12/01/24 ................ USD 54 55,485
6.50%, 09/15/28 ................. 1,749 1,740,255
8.63%, 04/30/30 ................. 3,126 3,155,416
45,311,331
Entertainment — 0.2%
Banijay Entertainment SASU, 3.50%,
03/01/25
(c)
.................... EUR 150 157,185
Banijay Group SAS, 6.50%, 03/01/26
(c)
.... 900 944,483
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
.................... USD 5,674 3,688,100
Live Nation Entertainment, Inc.
(b)
4.88%, 11/01/24 ................. 659 639,990
6.50%, 05/15/27 ................. 8,994 9,043,809
4.75%, 10/15/27 ................. 3,889 3,597,325
3.75%, 01/15/28 ................. 603 536,481
NBCUniversal Media LLC, 5.95%, 04/01/41 . 380 419,149
Netflix, Inc.
4.88%, 04/15/28 ................. 2,045 2,037,331
4.63%, 05/15/29 ................. EUR 1,190 1,314,695
3.63%, 06/15/30
(c)
................ 980 1,018,423
Odeon Finco plc, 12.75%, 11/01/27
(b)
..... USD 488 450,034
Pinewood Finance Co. Ltd., 3.25%, 09/30/25
(c)
GBP 543 622,483
TWDC Enterprises 18 Corp., 4.13%, 06/01/44 USD 85 77,664
Walt Disney Co. (The)
6.40%, 12/15/35 ................. 375 432,029
3.50%, 05/13/40 ................. 753 644,121
Warnermedia Holdings, Inc.
(b)
4.28%, 03/15/32 ................. 125 111,245
5.14%, 03/15/52 ................. 6,714 5,576,383
5.39%, 03/15/62 ................. 3,370 2,804,338
34,115,268
Equity Real Estate Investment Trusts (REITs) — 0.7%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 ................. 1,925 1,850,081
2.75%, 12/15/29 ................. 400 350,562
4.90%, 12/15/30 ................. 835 839,205
1.88%, 02/01/33 ................. 900 695,747
American Tower Corp.
2.95%, 01/15/25 ................. 1,060 1,020,148
3.38%, 10/15/26 ................. 995 944,300
3.95%, 03/15/29 ................. 615 578,892
2.10%, 06/15/30 ................. 1,995 1,634,510
2.70%, 04/15/31 ................. 1,280 1,079,240
4.05%, 03/15/32 ................. 2,649 2,454,462
AvalonBay Communities, Inc., 5.00%, 02/15/33 510 529,984
Boston Properties LP
3.40%, 06/21/29 ................. 2 1,777
2.90%, 03/15/30 ................. 660 557,115
3.25%, 01/30/31 ................. 200 171,942
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 1,856 1,629,438
Camden Property Trust, 2.80%, 05/15/30 .. 290 260,388
Crown Castle, Inc.
3.80%, 02/15/28 ................. 1,075 1,025,849
4.30%, 02/15/29 ................. 715 693,568
3.10%, 11/15/29 ................. 200 180,029
2.10%, 04/01/31 ................. 900 736,652
2.50%, 07/15/31 ................. 1,200 1,009,686
2.90%, 04/01/41 ................. 400 294,002
Equinix, Inc.
1.45%, 05/15/26 ................. 500 448,592

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
2.90%, 11/18/26 ................. USD 575 $ 535,418
2.50%, 05/15/31 ................. 920 768,809
3.00%, 07/15/50 ................. 225 154,787
2.95%, 09/15/51 ................. 265 179,759
3.40%, 02/15/52 ................. 500 370,047
ERP Operating LP, 2.85%, 11/01/26 ..... 530 497,970
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 998 843,567
GLP Capital LP
4.00%, 01/15/30 ................. 495 447,145
3.25%, 01/15/32 ................. 4,913 4,073,462
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 1,302 1,155,525
Healthpeak Properties, Inc.
3.00%, 01/15/30 ................. 458 406,887
2.88%, 01/15/31 ................. 75 65,170
5.25%, 12/15/32 ................. 545 555,816
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
...... 1,407 1,219,871
Iron Mountain, Inc.
(b)
5.00%, 07/15/28 ................. 227 208,729
5.25%, 07/15/30 ................. 3,555 3,217,062
5.63%, 07/15/32 ................. 1,116 1,004,327
Kimco Realty OP LLC, 4.60%, 02/01/33 ... 920 889,839
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24
(c)
. 920 690,000
Mid-America Apartments LP, 1.70%, 02/15/31 230 185,860
MPT Operating Partnership LP
2.55%, 12/05/23 ................. GBP 430 499,855
3.33%, 03/24/25 ................. EUR 1,033 980,963
5.25%, 08/01/26 ................. USD 1,055 959,702
0.99%, 10/15/26 ................. EUR 610 493,591
4.63%, 08/01/29 ................. USD 3,331 2,589,853
3.50%, 03/15/31 ................. 8,288 5,801,666
Prologis LP
2.13%, 04/15/27 ................. 100 91,658
2.88%, 11/15/29 ................. 100 89,924
2.25%, 04/15/30 ................. 600 517,540
3.05%, 03/01/50 ................. 120 87,800
Realty Income Corp.
3.88%, 04/15/25 ................. 450 441,585
3.00%, 01/15/27 ................. 370 348,581
3.95%, 08/15/27 ................. 360 351,254
2.20%, 06/15/28 ................. 320 283,377
4.85%, 03/15/30 ................. 525 525,918
5.63%, 10/13/32 ................. 1,080 1,144,951
2.85%, 12/15/32 ................. 45 38,471
Regency Centers LP
2.95%, 09/15/29 ................. 1,075 931,990
3.70%, 06/15/30 ................. 2,245 2,033,249
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 5,958 5,580,406
4.50%, 02/15/29
(b)
................ 845 751,038
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
.. 847 773,709
SBA Communications Corp.
3.88%, 02/15/27 ................. 1,838 1,697,459
3.13%, 02/01/29 ................. 2,467 2,089,999
Trust Fibra Uno, 5.25%, 01/30/26
(b)
...... 1,546 1,504,451
UDR, Inc.
3.20%, 01/15/30 ................. 300 272,209
2.10%, 08/01/32 ................. 85 66,697
Unibail-Rodamco-Westfield SE, (EUR Swap
Annual 5 Year + 1.68%), 2.13%
(a)(c)(d)
.... EUR 800 799,003
Ventas Realty LP, 3.00%, 01/15/30 ...... USD 680 593,876
VICI Properties LP
3.50%, 02/15/25
(b)
................ 2,324 2,211,518
4.63%, 06/15/25
(b)
................ 379 366,796
4.50%, 09/01/26
(b)
................ 67 63,864
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
4.25%, 12/01/26
(b)
................ USD 147 $ 138,731
4.50%, 01/15/28
(b)
................ 2,678 2,502,012
3.88%, 02/15/29
(b)
................ 397 357,640
4.63%, 12/01/29
(b)
................ 1,637 1,524,437
4.95%, 02/15/30 ................. 3,289 3,180,625
4.13%, 08/15/30
(b)
................ 2,184 1,953,559
5.13%, 05/15/32 ................. 2,240 2,142,784
5.63%, 05/15/52 ................. 6,231 5,848,604
89,087,564
Food & Staples Retailing — 0.2%
7-Eleven, Inc., 0.95%, 02/10/26
(b)
....... 2,015 1,800,676
Albertsons Cos., Inc.
(b)
3.25%, 03/15/26 ................. 2,763 2,555,665
4.63%, 01/15/27 ................. 744 705,349
5.88%, 02/15/28 ................. 3,075 3,005,813
4.88%, 02/15/30 ................. 4,423 4,068,435
Bellis Acquisition Co. plc
(c)
3.25%, 02/16/26 ................. GBP 1,000 1,014,019
4.50%, 02/16/26 ................. 2,441 2,542,764
Casino Guichard Perrachon SA, (EURIBOR
ICE Swap Rate 5 Year + 3.82%), 3.99%
(a)(c)(d)
EUR 800 160,898
Iceland Bondco plc, 4.63%, 03/15/25
(c)
.... GBP 175 187,404
Market Bidco Finco plc, 5.50%, 11/04/27
(c)
.. 519 495,627
Ocado Group plc, 3.88%, 10/08/26
(c)
..... 835 804,499
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
.................... USD 1,931 1,722,935
Picard Groupe SAS, 3.88%, 07/01/26
(c)
... EUR 504 495,904
Quatrim SASU, 5.88%, 01/15/24
(c)
...... 500 529,355
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
USD 630 607,950
US Foods, Inc.
(b)
4.75%, 02/15/29 ................. 2,292 2,096,709
4.63%, 06/01/30 ................. 1,752 1,568,401
Walmart, Inc.
1.50%, 09/22/28 ................. 100 87,904
2.65%, 09/22/51 ................. 630 460,022
24,910,329
Food Products — 0.3%
Chobani LLC
(b)
7.50%, 04/15/25 ................. 7,867 7,716,976
4.63%, 11/15/28 ................. 5,887 5,371,888
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
. 3,468 3,450,660
General Mills, Inc., 3.00%, 02/01/51 ..... 46 34,636
JBS USA LUX SA, 3.75%, 12/01/31
(b)
..... 2,114 1,785,861
Knight Castle Investments Ltd., 7.99%,
01/23/23
(c)(f)(m)
.................. 231 161,700
Kraft Heinz Foods Co.
3.88%, 05/15/27 ................. 400 389,682
4.38%, 06/01/46 ................. 1,254 1,094,986
4.88%, 10/01/49 ................. 3,203 2,995,781
5.50%, 06/01/50 ................. 2,611 2,664,775
Lamb Weston Holdings, Inc.
(b)
4.88%, 05/15/28 ................. 1,376 1,330,822
4.13%, 01/31/30 ................. 2,679 2,414,449
Pilgrim's Pride Corp., 3.50%, 03/01/32
(b)
... 902 735,040
Post Holdings, Inc.
(b)
5.75%, 03/01/27 ................. 526 518,152
5.63%, 01/15/28 ................. 413 397,513
5.50%, 12/15/29 ................. 124 114,994
4.63%, 04/15/30 ................. 129 113,520
4.50%, 09/15/31 ................. 186 160,425
Premier Foods Finance plc, 3.50%, 10/15/26
(c)
GBP 569 627,737
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. USD 2,415 2,047,521
Tereos Finance Groupe I SA, 7.25%, 04/15/28
(c)
EUR 850 922,876
35,049,994

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Gas Utilities — 0.0%
Atmos Energy Corp.
2.63%, 09/15/29 ................. USD 100 $ 89,126
4.13%, 10/15/44 ................. 100 87,560
2.85%, 02/15/52 ................. 305 213,513
Piedmont Natural Gas Co., Inc., 5.05%,
05/15/52 ..................... 100 96,721
Promigas SA ESP
3.75%, 10/16/29
(b)
................ 2,312 1,916,995
3.75%, 10/16/29
(c)
................ 1,344 1,114,377
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
.................... 619 538,515
UGI International LLC, 2.50%, 12/01/29
(c)
.. EUR 1,199 1,057,268
5,114,075
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories
3.75%, 11/30/26 ................. USD 500 493,565
4.75%, 11/30/36 ................. 845 880,245
6.15%, 11/30/37 ................. 240 280,537
Avantor Funding, Inc.
(b)
4.63%, 07/15/28 ................. 2,211 2,084,066
3.88%, 11/01/29 ................. 1,318 1,158,601
Baxter International, Inc., 2.54%, 02/01/32 . 1,300 1,065,335
Becton Dickinson and Co.
3.73%, 12/15/24 ................. 158 155,174
3.70%, 06/06/27 ................. 1,575 1,531,664
Embecta Corp., 6.75%, 02/15/30
(b)
...... 617 555,171
Garden Spinco Corp., 8.63%, 07/20/30
(b)
.. 1,738 1,859,664
GE HealthCare Technologies, Inc.
(b)
5.55%, 11/15/24 ................. 1,375 1,386,750
5.86%, 03/15/30 ................. 1,300 1,379,632
6.38%, 11/22/52 ................. 395 456,269
Medline Borrower LP
(b)
3.88%, 04/01/29 ................. 1,942 1,660,439
5.25%, 10/01/29 ................. 10,168 8,513,516
Teleflex, Inc., 4.63%, 11/15/27 ......... 172 164,211
23,624,839
Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28
(b)
705 679,183
AdaptHealth LLC
(b)
6.13%, 08/01/28 ................. 449 424,756
5.13%, 03/01/30 ................. 204 181,566
Aetna, Inc.
4.75%, 03/15/44 ................. 550 511,298
3.88%, 08/15/47 ................. 326 269,539
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
2,676 2,201,508
Banner Health
2.91%, 01/01/42 ................. 100 77,929
2.91%, 01/01/51 ................. 100 71,572
Cano Health LLC, 6.25%, 10/01/28
(b)
..... 571 364,012
Centene Corp.
2.45%, 07/15/28 ................. 2,437 2,111,047
3.00%, 10/15/30 ................. 8,931 7,636,005
2.50%, 03/01/31 ................. 11,183 9,142,349
2.63%, 08/01/31 ................. 2,070 1,695,240
Chrome Bidco SASU, 3.50%, 05/31/28
(c)
... EUR 333 300,007
Cigna Corp., 4.13%, 11/15/25 ......... USD 400 395,473
CommonSpirit Health
3.35%, 10/01/29 ................. 500 448,820
2.78%, 10/01/30 ................. 225 191,851
3.82%, 10/01/49 ................. 300 243,456
3.91%, 10/01/50 ................. 440 352,933
Community Health Systems, Inc.
(b)
5.63%, 03/15/27 ................. 1,857 1,643,816
6.00%, 01/15/29 ................. 4,642 4,074,516
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.25%, 05/15/30 ................. USD 3,826 $ 3,087,276
4.75%, 02/15/31 ................. 2,237 1,711,288
CVS Health Corp.
1.30%, 08/21/27 ................. 160 138,785
4.30%, 03/25/28 ................. 789 775,641
1.88%, 02/28/31 ................. 335 271,561
5.13%, 07/20/45 ................. 1,450 1,395,902
5.05%, 03/25/48 ................. 1,050 998,253
Elevance Health, Inc.
2.38%, 01/15/25 ................. 105 100,336
5.50%, 10/15/32 ................. 910 966,695
6.38%, 06/15/37 ................. 500 556,362
4.65%, 01/15/43 ................. 250 239,477
3.70%, 09/15/49 ................. 625 508,880
4.55%, 05/15/52 ................. 400 371,869
6.10%, 10/15/52 ................. 70 79,675
Encompass Health Corp.
4.50%, 02/01/28 ................. 116 108,280
4.75%, 02/01/30 ................. 4,682 4,291,802
4.63%, 04/01/31 ................. 1,444 1,271,002
HCA, Inc.
5.38%, 09/01/26 ................. 1,170 1,176,891
3.50%, 09/01/30 ................. 210 188,229
5.50%, 06/15/47 ................. 960 912,789
5.25%, 06/15/49 ................. 965 881,680
3.50%, 07/15/51 ................. 625 438,248
4.63%, 03/15/52
(b)
................ 8,382 7,069,985
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 3,983 3,565,980
Hoag Memorial Hospital Presbyterian, 3.80%,
07/15/52 ..................... 500 418,569
Humana, Inc., 2.15%, 02/03/32 ........ 255 207,015
Kaiser Foundation Hospitals, Series 2021,
2.81%, 06/01/41 ................ 299 230,861
Korian SA
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 9.08%), 4.13%
(a)(c)(d)
GBP 1,100 1,036,087
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 ................. USD 1,540 1,501,500
4.38%, 02/15/27 ................. 1,872 1,638,000
Memorial Health Services, 3.45%, 11/01/49 . 495 391,116
Molina Healthcare, Inc.
(b)
4.38%, 06/15/28 ................. 1,674 1,546,023
3.88%, 11/15/30 ................. 2,361 2,030,767
Mount Nittany Medical Center Obligated Group,
Series 2022, 3.80%, 11/15/52 ........ 265 216,279
Nationwide Children's Hospital, Inc., 4.56%,
11/01/52 ..................... 195 184,404
Option Care Health, Inc., 4.38%, 10/31/29
(b)
. 2,383 2,058,487
RWJ Barnabas Health, Inc., 3.48%, 07/01/49 580 458,300
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 ................. 1,950 1,936,350
10.00%, 04/15/27 ................ 2,618 2,670,317
Sutter Health
Series 20A, 2.29%, 08/15/30 ........ 870 731,792
Series 20A, 3.36%, 08/15/50 ........ 244 183,205
Tenet Healthcare Corp.
4.63%, 07/15/24 ................. 132 130,185
4.63%, 09/01/24 ................. 1,371 1,349,092
4.88%, 01/01/26 ................. 5,108 4,975,039
6.25%, 02/01/27
(b)
................ 3,584 3,449,600
5.13%, 11/01/27 ................. 999 961,537
4.63%, 06/15/28 ................. 234 217,012
6.13%, 10/01/28 ................. 2,154 2,014,162
4.38%, 01/15/30 ................. 1,378 1,224,946
6.13%, 06/15/30
(b)
................ 2,586 2,510,256

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.
6.88%, 02/15/38 ................. USD 1,000 $ 1,221,766
3.50%, 08/15/39 ................. 775 673,321
2.75%, 05/15/40 ................. 345 267,480
4.63%, 11/15/41 ................. 115 111,704
4.75%, 07/15/45 ................. 440 441,675
4.25%, 06/15/48 ................. 510 470,344
3.70%, 08/15/49 ................. 400 338,930
2.90%, 05/15/50 ................. 185 135,236
3.25%, 05/15/51 ................. 180 140,833
5.88%, 02/15/53 ................. 650 744,250
6.05%, 02/15/63 ................. 415 485,502
103,425,704
Health Care Technology — 0.0%
IQVIA, Inc., 5.00%, 10/15/26
(b)
......... 1,065 1,038,375
Hotels, Restaurants & Leisure — 1.4%
1011778 BC ULC
(b)
5.75%, 04/15/25 ................. 2,266 2,262,839
4.38%, 01/15/28 ................. 1,015 934,011
4.00%, 10/15/30 ................. 994 846,142
Accor SA
(c)
(EUR Swap Annual 5 Year + 4.56%),
4.38%
(a)(d)
.................... EUR 600 627,033
0.70%, 12/07/27
(k)
................ 892 438,856
Boyd Gaming Corp.
4.75%, 12/01/27 ................. USD 1,104 1,049,537
4.75%, 06/15/31
(b)
................ 1,037 933,103
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 3,444 3,120,554
Burger King France SAS, (EURIBOR 3 Month +
4.75%), 6.39%, 11/01/26
(a)(c)
......... EUR 225 241,698
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ................. USD 9,341 9,305,018
8.13%, 07/01/27 ................. 7,607 7,721,105
4.63%, 10/15/29 ................. 8,420 7,199,100
7.00%, 02/15/30 ................. 8,772 8,925,510
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 2,453 2,453,417
Carnival Corp.
10.13%, 02/01/26
(c)
............... EUR 1,888 2,133,984
10.50%, 02/01/26
(b)
............... USD 2,731 2,856,380
7.63%, 03/01/26
(c)
................ EUR 636 622,562
5.75%, 03/01/27
(b)
................ USD 5,607 4,653,810
9.88%, 08/01/27
(b)
................ 3,224 3,312,660
4.00%, 08/01/28
(b)
................ 5,645 4,877,167
6.00%, 05/01/29
(b)
................ 5,643 4,457,970
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
.................... 11,031 11,913,480
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... 1,275 1,233,563
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(b)
. 4,350 4,121,625
Cedar Fair LP
5.50%, 05/01/25
(b)
................ 5,334 5,295,155
6.50%, 10/01/28 ................. 435 421,565
Champion Path Holdings Ltd., 4.85%,
01/27/28
(c)
.................... 4,311 3,736,559
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 ................. 2,842 2,756,303
4.75%, 01/15/28 ................. 304 284,441
Cirsa Finance International SARL
(c)
4.75%, 05/22/25 ................. EUR 933 963,088
4.50%, 03/15/27 ................. 274 261,925
Codere Finance 2 Luxembourg SA
(l)
8.00%, (8.00% Cash or 11.00% PIK),
09/30/26
(c)(e)
.................. 1,144 1,099,091
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
2.00%, (2.00% Cash or 13.63% PIK),
11/30/27
(a)(b)
.................. USD 135 $ 69,298
12.75%, (12.75% Cash or 12.75% PIK),
11/30/27
(a)(c)
.................. EUR 282 157,265
CPUK Finance Ltd.
(c)
4.88%, 08/28/25 ................. GBP 619 722,454
4.50%, 08/28/27 ................. 200 208,431
Elior Group SA, 3.75%, 07/15/26
(c)
...... EUR 405 366,916
Expedia Group, Inc., 6.25%, 05/01/25
(b)
... USD 308 312,936
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................. 2,542 2,243,493
6.75%, 01/15/30 ................. 525 435,750
Food Service Project SA, 5.50%, 01/21/27
(c)
EUR 816 833,888
Fortune Star BVI Ltd., 6.75%, 07/02/23
(c)
... USD 4,703 4,573,668
Hilton Domestic Operating Co., Inc.
(b)
5.38%, 05/01/25 ................. 1,228 1,219,512
5.75%, 05/01/28 ................. 1,839 1,824,527
3.75%, 05/01/29 ................. 295 261,992
4.00%, 05/01/31 ................. 2,094 1,814,451
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 1,175 1,137,573
Inter Media & Communication SpA, 6.75%,
02/09/27
(c)
.................... EUR 408 421,268
Life Time, Inc.
(b)
5.75%, 01/15/26 ................. USD 2,032 1,952,792
8.00%, 04/15/26 ................. 1,866 1,813,519
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
2,752 2,699,437
Lottomatica SpA
(c)
5.13%, 07/15/25 ................. EUR 380 399,137
6.25%, 07/15/25 ................. 1,139 1,225,881
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 1,336 1,055,640
Melco Resorts Finance Ltd.
(c)
4.88%, 06/06/25 ................. 1,000 940,000
5.25%, 04/26/26 ................. 500 465,000
5.63%, 07/17/27 ................. 630 571,449
5.75%, 07/21/28 ................. 1,000 895,000
5.38%, 12/04/29 ................. 431 369,583
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
1,759 1,674,752
MGM China Holdings Ltd., 5.25%, 06/18/25
(c)
4,116 3,905,827
MGM Resorts International
6.00%, 03/15/23 ................. 2,565 2,563,898
5.75%, 06/15/25 ................. 261 257,705
Midco GB SASU, 7.75%, (7.75% Cash or
8.50% PIK), 11/01/27
(c)(l)
........... EUR 150 146,765
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... USD 1,935 1,693,206
Motion Bondco DAC, 6.63%, 11/15/27
(b)
... 784 709,505
NCL Corp. Ltd.
(b)
5.88%, 03/15/26 ................. 2,131 1,843,272
8.38%, 02/01/28 ................. 987 1,002,822
7.75%, 02/15/29 ................. 342 294,096
NCL Finance Ltd., 6.13%, 03/15/28
(b)
..... 1,086 882,375
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 ................. 700 503,126
5.88%, 09/01/31 ................. 888 619,699
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 1,501 1,395,930
Royal Caribbean Cruises Ltd.
(b)
11.50%, 06/01/25 ................ 2,600 2,791,828
4.25%, 07/01/26 ................. 700 607,250
5.50%, 08/31/26 ................. 783 700,755
5.38%, 07/15/27 ................. 1,316 1,144,765
11.63%, 08/15/27 ................ 1,375 1,459,143
5.50%, 04/01/28 ................. 1,134 975,240
8.25%, 01/15/29 ................. 1,461 1,512,135
9.25%, 01/15/29 ................. 3,426 3,613,984

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Sands China Ltd.
(e)
4.30%, 01/08/26 ................. USD 2,000 $ 1,886,200
2.80%, 03/08/27 ................. 2,000 1,747,500
4.88%, 06/18/30 ................. 1,500 1,357,500
Scientific Games International, Inc.
(b)
8.63%, 07/01/25 ................. 1,982 2,019,162
7.25%, 11/15/29 ................. 475 476,259
Station Casinos LLC
(b)
4.50%, 02/15/28 ................. 933 839,933
4.63%, 12/01/31 ................. 1,835 1,546,751
Stonegate Pub Co. Financing plc
(c)
8.00%, 07/13/25 ................. GBP 1,111 1,256,696
8.25%, 07/31/25 ................. 1,102 1,258,567
Studio City Finance Ltd.
6.00%, 07/15/25
(c)
................ USD 800 742,000
5.00%, 01/15/29
(b)
................ 3,070 2,469,416
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 954 958,563
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 422 360,810
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... 1,844 1,700,732
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 2,243 2,118,917
Wynn Macau Ltd., 5.50%, 01/15/26
(c)
..... 4,974 4,650,690
Wynn Resorts Finance LLC
(b)
7.75%, 04/15/25 ................. 1,855 1,862,643
5.13%, 10/01/29 ................. 4,618 4,121,565
Yum! Brands, Inc., 5.35%, 11/01/43 ...... 48 41,083
191,763,176
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
4.63%, 08/01/29 ................. 764 637,940
4.63%, 04/01/30 ................. 1,114 925,080
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 ................. 1,588 1,261,110
4.88%, 02/15/30 ................. 3,081 2,387,663
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
2,805 2,545,538
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 1,758 1,705,322
KB Home, 7.25%, 07/15/30 ........... 516 515,193
Mattamy Group Corp., 4.63%, 03/01/30
(b)
.. 1,303 1,098,937
Meritage Homes Corp., 5.13%, 06/06/27 ... 595 569,712
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
2,493 1,638,948
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
.................... 61 55,784
Tempur Sealy International, Inc.
(b)
4.00%, 04/15/29 ................. 1,824 1,593,118
3.88%, 10/15/31 ................. 932 767,884
Tri Pointe Homes, Inc.
5.25%, 06/01/27 ................. 1,900 1,787,634
5.70%, 06/15/28 ................. 343 321,796
17,811,659
Household Products — 0.0%
Central Garden & Pet Co.
5.13%, 02/01/28 ................. 1,436 1,367,790
4.13%, 10/15/30 ................. 1,410 1,198,923
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31
(b)
.................... 1,630 1,369,200
Spectrum Brands, Inc.
(b)
5.00%, 10/01/29 ................. 159 140,105
5.50%, 07/15/30 ................. 446 405,115
4,481,133
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)
1.38%, 01/15/26 ................. 1,645 1,483,029
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
2.45%, 01/15/31 ................. USD 960 $ 793,686
Calpine Corp.
(b)
5.13%, 03/15/28 ................. 7,610 6,890,175
4.63%, 02/01/29 ................. 200 173,817
5.00%, 02/01/31 ................. 128 109,684
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
.................... 3,832 3,614,342
Colbun SA, 3.15%, 01/19/32
(b)
......... 3,740 3,197,700
TransAlta Corp., 7.75%, 11/15/29 ....... 824 847,322
17,109,755
Industrial Conglomerates — 0.0%
Alfa SAB de CV, 6.88%, 03/25/44
(b)
...... 753 765,942
Honeywell International, Inc., 5.70%, 03/15/37 200 220,711
986,653
Insurance — 1.0%
Acrisure LLC, 6.00%, 08/01/29
(b)
........ 1,576 1,300,200
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................. 8,689 7,963,077
6.75%, 10/15/27 ................. 18,824 17,606,652
5.88%, 11/01/29 ................. 10,926 9,518,950
Allianz SE
(a)(b)(d)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%),
3.50% ...................... 26,200 22,849,020
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%),
3.20% ...................... 10,600 8,534,060
Allstate Corp. (The), Series B, (LIBOR USD 3
Month + 2.94%), 5.75%, 08/15/53
(a)
.... 2,800 2,759,260
American International Group, Inc.
4.80%, 07/10/45 ................. 455 433,310
4.38%, 06/30/50 ................. 200 182,283
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 3,410 2,991,130
Aon Corp.
3.75%, 05/02/29 ................. 550 522,275
2.80%, 05/15/30 ................. 100 88,540
2.05%, 08/23/31 ................. 300 245,549
2.60%, 12/02/31 ................. 1,365 1,157,333
Aon Global Ltd.
3.50%, 06/14/24 ................. 955 937,676
4.60%, 06/14/44 ................. 365 334,116
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.75% PIK), 01/15/27
(b)(l)
......... 640 603,972
Asahi Mutual Life Insurance Co., (USD Swap
Semi 5 Year + 4.59%), 6.50%
(a)(c)(d)
..... 2,700 2,699,190
Aviva plc, (U.K. Government Bonds 5 Year
Note Generic Bid Yield + 4.65%), 6.88%
(a)(c)(d)
GBP 3,375 3,859,614
Berkshire Hathaway Finance Corp., 3.85%,
03/15/52 ..................... USD 10 8,634
BUPA Finance plc, (U.K. Government Bonds
5 Year Note Generic Bid Yield + 3.17%),
4.00%
(a)(c)(d)
................... GBP 1,500 1,286,208
Galaxy Bidco Ltd., 6.50%, 07/31/26
(c)
..... 1,567 1,699,085
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. USD 2,161 2,121,908
Hartford Financial Services Group, Inc. (The),
2.90%, 09/15/51 ................ 75 51,869
HUB International Ltd.
(b)
7.00%, 05/01/26 ................. 7,326 7,252,960
5.63%, 12/01/29 ................. 605 541,397
Jones Deslauriers Insurance Management,
Inc., 10.50%, 12/15/30
(b)
........... 2,044 2,075,068
Just Group plc, (U.K. Government Bonds
5 Year Note Generic Bid Yield + 4.27%),
5.00%
(a)(c)(d)
................... GBP 550 493,294

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Insurance (continued)
Legal & General Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.38%), 5.63%
(a)(c)(d)
.............. GBP 2,175 $ 2,332,807
Liberty Mutual Group, Inc.
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%),
4.13%, 12/15/51
(b)
.............. USD 11,150 9,533,250
(EUR Swap Annual 5 Year + 3.70%),
3.63%, 05/23/59
(c)
.............. EUR 3,928 3,960,897
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26 ................. USD 665 652,147
4.38%, 03/15/29 ................. 1,175 1,162,108
2.38%, 12/15/31 ................. 160 134,352
MetLife, Inc., 5.00%, 07/15/52 ......... 230 233,327
NFP Corp.
(b)
4.88%, 08/15/28 ................. 6,507 5,678,854
6.88%, 08/15/28 ................. 13,059 11,291,595
7.50%, 10/01/30 ................. 871 830,133
Progressive Corp. (The)
3.00%, 03/15/32 ................. 290 261,829
6.25%, 12/01/32 ................. 200 225,546
Prudential Financial, Inc.
3.91%, 12/07/47 ................. 110 93,989
3.94%, 12/07/49 ................. 105 89,562
4.35%, 02/25/50 ................. 230 209,047
3.70%, 03/13/51 ................. 100 82,581
QBE Insurance Group Ltd., (USD Swap Rate
10 Year + 4.40%), 5.88%, 06/17/46
(a)(c)
.. 677 654,794
Ryan Specialty Group LLC, 4.38%, 02/01/30
(b)
1,083 976,054
Teachers Insurance & Annuity Association of
America, 4.27%, 05/15/47
(b)
......... 575 517,155
Travelers Cos., Inc. (The)
4.00%, 05/30/47 ................. 240 210,961
2.55%, 04/27/50 ................. 25 17,073
139,264,691
Interactive Media & Services — 0.0%
Alphabet, Inc.
1.90%, 08/15/40 ................. 1,030 725,010
2.05%, 08/15/50 ................. 335 214,178
Meta Platforms, Inc., 3.85%, 08/15/32 .... 1,275 1,185,235
2,124,423
Internet & Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 3.15%, 02/09/51 1,125 760,792
Amazon.com, Inc.
3.30%, 04/13/27 ................. 100 96,710
1.20%, 06/03/27 ................. 615 542,886
3.15%, 08/22/27 ................. 925 884,379
3.88%, 08/22/37 ................. 1,075 999,309
4.05%, 08/22/47 ................. 245 222,235
3.95%, 04/13/52 ................. 850 752,773
2.70%, 06/03/60 ................. 295 193,143
3.25%, 05/12/61 ................. 895 658,185
4.10%, 04/13/62 ................. 325 285,298
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 3,907 2,994,833
Go Daddy Operating Co. LLC, 5.25%,
12/01/27
(b)
.................... 1,346 1,302,632
Match Group Holdings II LLC
(b)
4.63%, 06/01/28 ................. 723 664,994
5.63%, 02/15/29 ................. 3,505 3,295,074
3.63%, 10/01/31 ................. 1,788 1,434,870
15,088,113
IT Services — 0.5%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. 4,676 3,819,863
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
994 839,930
Security
Par (000)
Par (000) Value
IT Services (continued)
Arches Buyer, Inc., 4.25%, 06/01/28
(b)
.... USD 1,306 $ 1,097,040
Atos SE
(c)
0.00%, 11/06/24
(k)(n)
............... EUR 700 660,629
1.75%, 05/07/25 ................. 1,000 953,974
2.50%, 11/07/28 ................. 700 532,901
Block, Inc., 3.50%, 06/01/31 .......... USD 11,032 9,211,894
Booz Allen Hamilton, Inc.
(b)
3.88%, 09/01/28 ................. 2,535 2,293,491
4.00%, 07/01/29 ................. 4,194 3,758,872
CA Magnum Holdings, 5.38%, 10/31/26
(b)
.. 5,124 4,714,080
Cablevision Lightpath LLC
(b)
3.88%, 09/15/27 ................. 2,467 2,096,900
5.63%, 09/15/28 ................. 1,358 1,042,265
Centurion Bidco SpA, 5.88%, 09/30/26
(c)
... EUR 785 778,734
Fidelity National Information Services, Inc.,
3.10%, 03/01/41 ................ USD 195 145,840
Fiserv, Inc.
3.50%, 07/01/29 ................. 10 9,314
2.65%, 06/01/30 ................. 755 658,178
4.40%, 07/01/49 ................. 225 193,126
Gartner, Inc.
(b)
4.50%, 07/01/28 ................. 1,783 1,693,832
3.63%, 06/15/29 ................. 645 579,210
Global Payments, Inc.
1.20%, 03/01/26 ................. 955 849,145
2.15%, 01/15/27 ................. 800 719,714
3.20%, 08/15/29 ................. 2,986 2,651,953
5.40%, 08/15/32 ................. 6,721 6,742,837
4.15%, 08/15/49 ................. 305 237,453
5.95%, 08/15/52 ................. 4,461 4,405,445
International Business Machines Corp., 4.25%,
05/15/49 ..................... 100 88,443
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
.................... 1,842 1,577,212
Mastercard, Inc.
3.35%, 03/26/30 ................. 345 326,324
3.85%, 03/26/50 ................. 160 145,301
Nexi SpA, 0.00%, 02/24/28
(c)(k)(n)
........ EUR 1,100 892,638
Northwest Fiber LLC
(b)
4.75%, 04/30/27 ................. USD 4,388 3,982,420
6.00%, 02/15/28 ................. 1,475 1,217,657
PayPal Holdings, Inc.
1.65%, 06/01/25 ................. 955 893,470
4.40%, 06/01/32 ................. 380 372,916
3.25%, 06/01/50 ................. 155 115,165
Twilio, Inc.
3.63%, 03/15/29 ................. 1,957 1,661,601
3.88%, 03/15/31 ................. 4,285 3,537,193
United Group BV
(c)
4.88%, 07/01/24 ................. EUR 480 503,610
4.63%, 08/15/28 ................. 142 125,013
66,125,583
Leisure Products — 0.0%
Mattel, Inc.
3.75%, 04/01/29
(b)
................ USD 1,117 1,003,513
6.20%, 10/01/40 ................. 875 812,438
5.45%, 11/01/41 ................. 1,769 1,514,007
3,329,958
Life Sciences Tools & Services — 0.0%
Bio-Rad Laboratories, Inc., 3.30%, 03/15/27 100 94,541
Charles River Laboratories International, Inc.,
4.00%, 03/15/31
(b)
............... 521 459,647
PRA Health Sciences, Inc., 2.88%, 07/15/26
(b)
1,790 1,638,154
Syneos Health, Inc., 3.63%, 01/15/29
(b)
... 437 353,424

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31 ................. USD 1,700 $ 1,426,843
4.95%, 11/21/32 ................. 595 624,208
4,596,817
Machinery — 0.3%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. 360 353,783
ATS Corp., 4.13%, 12/15/28
(b)
......... 814 729,206
Chart Industries, Inc.
(b)
7.50%, 01/01/30 ................. 4,565 4,667,713
9.50%, 01/01/31 ................. 703 733,573
Daimler Truck Finance North America LLC,
2.00%, 12/14/26
(b)
............... 820 738,334
EnPro Industries, Inc., 5.75%, 10/15/26 ... 559 547,121
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
.. 4,018 3,424,453
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(l)
......... 2,542 2,355,926
IMA Industria Macchine Automatiche SpA,
3.75%, 01/15/28
(c)
............... EUR 163 155,055
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
USD 533 472,729
Novafives SAS, 5.00%, 06/15/25
(c)
...... EUR 787 704,191
OT Merger Corp., 7.88%, 10/15/29
(b)
..... USD 877 563,122
Otis Worldwide Corp.
3.11%, 02/15/40 ................. 108 84,699
3.36%, 02/15/50 ................. 10 7,555
Parker-Hannifin Corp., 4.50%, 09/15/29 ... 845 839,322
Renk AG, 5.75%, 07/15/25
(c)
.......... EUR 709 751,319
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
USD 658 667,778
Terex Corp., 5.00%, 05/15/29
(b)
........ 2,775 2,591,156
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 6,165 5,831,473
Titan International, Inc., 7.00%, 04/30/28 .. 371 357,373
TK Elevator Holdco GmbH
6.63%, 07/15/28
(c)
................ EUR 630 603,935
7.63%, 07/15/28
(b)
................ USD 4,134 3,676,142
TK Elevator Midco GmbH, 4.38%, 07/15/27
(c)
EUR 1,148 1,127,112
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 10,550 9,764,763
Wabash National Corp., 4.50%, 10/15/28
(b)
. 2,282 2,002,362
43,750,195
Marine — 0.0%
(b)
Danaos Corp., 8.50%, 03/01/28 ........ 1,212 1,161,464
Seaspan Corp., 5.50%, 08/01/29 ....... 1,175 883,071
2,044,535
Media — 1.3%
Altice Financing SA
2.25%, 01/15/25
(c)
................ EUR 1,303 1,322,401
3.00%, 01/15/28
(c)
................ 376 327,668
5.00%, 01/15/28
(b)
................ USD 3,724 3,166,480
4.25%, 08/15/29
(c)
................ EUR 471 412,776
5.75%, 08/15/29
(b)
................ USD 4,786 4,019,788
AMC Networks, Inc.
4.75%, 08/01/25 ................. 1,332 1,138,860
4.25%, 02/15/29 ................. 940 579,275
Block Communications, Inc., 4.88%, 03/01/28
(b)
1,041 916,080
Cable One, Inc.
0.00%, 03/15/26
(k)(n)
............... 665 534,328
4.00%, 11/15/30
(b)
................ 5,520 4,551,391
Charter Communications Operating LLC
4.50%, 02/01/24 ................. 655 648,684
2.80%, 04/01/31 ................. 355 290,690
4.40%, 04/01/33 ................. 2,868 2,576,418
6.38%, 10/23/35 ................. 905 925,567
6.48%, 10/23/45 ................. 1,840 1,810,091
5.75%, 04/01/48 ................. 100 89,028
5.13%, 07/01/49 ................. 1,530 1,266,586
4.80%, 03/01/50 ................. 690 543,343
Security
Par (000)
Par (000) Value
Media (continued)
3.90%, 06/01/52 ................. USD 200 $ 136,471
5.25%, 04/01/53 ................. 6,899 5,793,684
6.83%, 10/23/55 ................. 225 224,034
5.50%, 04/01/63 ................. 6,245 5,218,815
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 1,764 1,716,972
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 ................. 15,530 14,085,166
7.75%, 04/15/28 ................. 5,463 4,647,538
7.50%, 06/01/29 ................. 6,161 5,021,215
CMG Media Corp., 8.88%, 12/15/27
(b)
.... 3,259 2,542,020
Comcast Corp.
3.15%, 03/01/26 ................. 2,725 2,630,387
2.35%, 01/15/27 ................. 300 278,366
4.15%, 10/15/28 ................. 862 854,196
2.65%, 02/01/30 ................. 2,350 2,101,084
1.95%, 01/15/31 ................. 220 184,129
5.50%, 11/15/32 ................. 205 220,683
4.60%, 10/15/38 ................. 1,600 1,570,612
3.75%, 04/01/40 ................. 190 167,903
4.00%, 08/15/47 ................. 240 207,907
3.97%, 11/01/47 ................. 180 155,233
2.80%, 01/15/51 ................. 1,705 1,181,877
2.89%, 11/01/51 ................. 2,548 1,778,762
CSC Holdings LLC
5.25%, 06/01/24 ................. 3,360 3,288,919
6.50%, 02/01/29
(b)
................ 1,734 1,500,222
4.13%, 12/01/30
(b)
................ 8,987 6,643,820
3.38%, 02/15/31
(b)
................ 980 683,550
4.50%, 11/15/31
(b)
................ 6,032 4,442,447
Directv Financing LLC, 5.88%, 08/15/27
(b)
.. 4,041 3,660,358
DISH DBS Corp.
5.25%, 12/01/26
(b)
................ 11,937 10,288,202
5.75%, 12/01/28
(b)
................ 2,733 2,236,093
5.13%, 06/01/29 ................. 2,119 1,347,451
DISH Network Corp., 11.75%, 11/15/27
(b)
.. 4,871 5,061,943
Eutelsat SA, 2.00%, 10/02/25
(c)
........ EUR 400 390,156
GCI LLC, 4.75%, 10/15/28
(b)
.......... USD 2,329 2,050,778
Interpublic Group of Cos., Inc. (The), 3.38%,
03/01/41 ..................... 180 137,332
LCPR Senior Secured Financing DAC
(b)
6.75%, 10/15/27 ................. 4,680 4,559,724
5.13%, 07/15/29 ................. 307 270,160
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 554 521,885
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 4,814 4,428,220
4.25%, 01/15/29 ................. 1,556 1,337,604
4.63%, 03/15/30 ................. 593 509,333
Paramount Global, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.00%), 6.38%, 03/30/62
(a)
.......... 5,523 4,818,652
Radiate Holdco LLC
(b)
4.50%, 09/15/26 ................. 2,748 2,104,336
6.50%, 09/15/28 ................. 8,841 4,606,073
SES SA
(a)(c)(d)
(EUR Swap Annual 5 Year + 5.40%), 5.63% EUR 800 860,231
(EUR Swap Annual 5 Year + 3.19%), 2.88% 1,298 1,186,428
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... USD 5,121 4,071,195
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 ................. 2,875 2,587,573
5.00%, 08/01/27 ................. 1,851 1,751,509
4.00%, 07/15/28 ................. 3,137 2,792,243
5.50%, 07/01/29 ................. 599 561,353

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Media (continued)
4.13%, 07/01/30 ................. USD 49 $ 42,024
3.88%, 09/01/31 ................. 69 56,882
Stagwell Global LLC, 5.63%, 08/15/29
(b)
... 1,577 1,381,846
Summer BC Holdco B SARL, 5.75%,
10/31/26
(c)
.................... EUR 1,919 1,880,225
Summer BidCo BV
(c)(l)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(a)
................... 942 742,368
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 .................... 371 293,868
Tele Columbus AG, 3.88%, 05/02/25
(c)
.... 1,943 1,688,852
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... USD 5,000 4,645,000
Univision Communications, Inc.
(b)
5.13%, 02/15/25 ................. 3,353 3,266,660
7.38%, 06/30/30 ................. 1,640 1,608,271
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
3,665 3,224,357
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(c)
............... GBP 567 584,560
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... USD 4,386 3,980,734
VZ Secured Financing BV, 3.50%, 01/15/32
(c)
EUR 1,219 1,053,563
Ziggo Bond Co. BV
(b)
6.00%, 01/15/27 ................. USD 783 740,546
5.13%, 02/28/30 ................. 2,165 1,789,372
Ziggo BV, 4.88%, 01/15/30
(b)
.......... 2,525 2,199,376
183,712,802
Metals & Mining — 0.7%
ABJA Investment Co. Pte. Ltd., 5.95%,
07/31/24
(c)
.................... 3,359 3,333,807
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ..................... 2,487 2,200,995
Antofagasta plc, 2.38%, 10/14/30
(b)
...... 1,540 1,263,089
Arconic Corp.
(b)
6.00%, 05/15/25 ................. 1,656 1,639,567
6.13%, 02/15/28 ................. 2,574 2,473,082
ATI, Inc.
5.88%, 12/01/27 ................. 526 507,534
4.88%, 10/01/29 ................. 769 703,735
5.13%, 10/01/31 ................. 3,555 3,230,606
Barrick North America Finance LLC, 5.75%,
05/01/43 ..................... 30 32,620
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43 41 42,424
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 11,973 11,742,992
Carpenter Technology Corp., 7.63%, 03/15/30 1,528 1,568,339
Commercial Metals Co., 4.38%, 03/15/32 .. 1,403 1,230,767
Constellium SE
(b)
5.88%, 02/15/26 ................. 4,305 4,257,990
5.63%, 06/15/28 ................. 2,235 2,118,780
3.75%, 04/15/29 ................. 6,865 5,838,339
ERO Copper Corp., 6.50%, 02/15/30
(b)
.... 1,594 1,355,896
Freeport Indonesia PT, 4.76%, 04/14/27
(c)
.. 3,125 3,031,594
Fresnillo plc, 4.25%, 10/02/50
(b)
........ 1,821 1,477,628
JSW Steel Ltd., 5.95%, 04/18/24
(c)
...... 630 620,550
Kaiser Aluminum Corp., 4.50%, 06/01/31
(b)
. 4,619 3,905,873
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 3,848 3,570,179
Newmont Corp.
2.80%, 10/01/29 ................. 235 206,797
5.45%, 06/09/44 ................. 200 204,895
Nexa Resources SA, 5.38%, 05/04/27
(b)
... 2,341 2,263,747
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 3,178 2,877,107
4.75%, 01/30/30 ................. 5,748 5,201,940
3.88%, 08/15/31 ................. 5,319 4,489,236
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Nucor Corp.
3.95%, 05/23/25 ................. USD 720 $ 709,597
2.00%, 06/01/25 ................. 205 192,688
2.98%, 12/15/55 ................. 75 51,625
Periama Holdings LLC, 5.95%, 04/19/26
(c)
.. 4,374 4,198,493
POSCO
(b)
5.63%, 01/17/26 ................. 1,032 1,044,229
5.75%, 01/17/28 ................. 1,116 1,148,587
5.88%, 01/17/33 ................. 299 314,406
Southern Copper Corp., 5.88%, 04/23/45 .. 150 158,760
Steel Dynamics, Inc.
2.40%, 06/15/25 ................. 95 89,427
5.00%, 12/15/26 ................. 700 694,819
1.65%, 10/15/27 ................. 535 462,998
3.25%, 10/15/50 ................. 410 300,252
Stillwater Mining Co., 4.00%, 11/16/26
(c)
... 3,420 3,163,500
Vedanta Resources Finance II plc
13.88%, 01/21/24
(c)
............... 3,215 2,843,868
8.95%, 03/11/25
(b)
................ 639 500,018
8.95%, 03/11/25
(c)
................ 2,627 2,055,627
Vedanta Resources Ltd.
7.13%, 05/31/23
(c)
................ 1,040 977,145
90,296,147
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.
(b)
5.50%, 11/01/23 ................. 217 215,643
4.38%, 01/15/27 ................. 862 773,645
989,288
Multiline Retail — 0.0%
(b)
Golden Eagle Retail Group Ltd., 4.63%,
05/21/23 ..................... 430 415,031
NMG Holding Co., Inc., 7.13%, 04/01/26 ... 2,222 2,121,708
2,536,739
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 ................. 825 820,601
3.70%, 07/15/30 ................. 100 95,462
4.60%, 05/01/53
(b)
................ 400 375,747
CMS Energy Corp.
3.45%, 08/15/27 ................. 100 94,495
4.88%, 03/01/44 ................. 300 286,162
Consumers Energy Co.
3.60%, 08/15/32 ................. 640 600,771
3.25%, 08/15/46 ................. 475 367,749
2.50%, 05/01/60 ................. 500 303,496
Dominion Energy, Inc.
3.90%, 10/01/25 ................. 1,120 1,098,098
Series A, 1.45%, 04/15/26 .......... 975 880,202
Series C, 3.38%, 04/01/30 .......... 300 273,381
Series C, 2.25%, 08/15/31 .......... 300 248,996
NiSource, Inc.
3.60%, 05/01/30 ................. 400 369,938
4.80%, 02/15/44 ................. 100 94,753
3.95%, 03/30/48 ................. 290 241,490
Puget Sound Energy, Inc., 2.89%, 09/15/51 . 100 68,377
San Diego Gas & Electric Co., 2.95%, 08/15/51 450 327,065
Sempra Energy
3.70%, 04/01/29 ................. 840 792,391
3.80%, 02/01/38 ................. 825 722,366
8,061,540

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 3.1%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... USD 4,730 $ 4,706,350
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 ................. 1,634 1,584,980
5.75%, 01/15/28 ................. 732 699,975
Apache Corp.
4.25%, 01/15/30 ................. 1,282 1,172,825
5.35%, 07/01/49 ................. 1,170 967,941
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................. 4,105 5,059,413
5.88%, 06/30/29 ................. 4,890 4,304,422
BP Capital Markets America, Inc.
3.02%, 01/16/27 ................. 582 553,195
3.59%, 04/14/27 ................. 732 710,335
4.23%, 11/06/28 ................. 458 456,131
3.63%, 04/06/30 ................. 530 504,778
1.75%, 08/10/30 ................. 60 49,953
3.06%, 06/17/41 ................. 1,525 1,216,145
Buckeye Partners LP
5.85%, 11/15/43 ................. 1,712 1,309,680
5.60%, 10/15/44 ................. 503 383,583
Callon Petroleum Co.
6.38%, 07/01/26 ................. 2,179 2,098,707
8.00%, 08/01/28
(b)
................ 5,075 5,072,260
7.50%, 06/15/30
(b)
................ 4,754 4,599,495
Cameron LNG LLC, 3.30%, 01/15/35
(b)
.... 765 667,864
Cenovus Energy, Inc., 3.75%, 02/15/52 ... 490 372,932
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 ................. 1,895 1,913,262
5.13%, 06/30/27 ................. 1,165 1,173,774
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 8,495 7,969,329
4.00%, 03/01/31 ................. 5,520 4,952,323
3.25%, 01/31/32 ................. 5,483 4,577,373
Chesapeake Energy Corp.
(b)
5.88%, 02/01/29 ................. 71 67,991
6.75%, 04/15/29 ................. 847 835,184
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 ................. 1,719 1,704,526
6.38%, 06/15/26 ................. 2,934 2,874,924
Civitas Resources, Inc., 5.00%, 10/15/26
(b)
. 1,167 1,088,227
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
1,681 1,422,345
CNX Resources Corp., 7.38%, 01/15/31
(b)
.. 1,572 1,528,754
Colgate Energy Partners III LLC
(b)
7.75%, 02/15/26 ................. 3,471 3,468,917
5.88%, 07/01/29 ................. 4,170 3,908,552
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 ................. 2,266 2,090,385
5.88%, 01/15/30 ................. 4,058 3,479,735
ConocoPhillips Co., 3.80%, 03/15/52 ..... 465 397,794
Continuum Energy Levanter Pte. Ltd.
4.50%, 02/09/27
(b)
................ 1,016 909,208
4.50%, 02/09/27
(c)
................ 1,894 1,695,457
Coterra Energy, Inc., 3.90%, 05/15/27 .... 155 148,770
CQP Holdco LP, 5.50%, 06/15/31
(b)
...... 9,441 8,597,116
Crescent Energy Finance LLC
(b)
7.25%, 05/01/26 ................. 5,109 4,904,640
9.25%, 02/15/28 ................. 1,319 1,316,956
Crestwood Midstream Partners LP
(b)
5.63%, 05/01/27 ................. 2,110 2,016,548
6.00%, 02/01/29 ................. 2,559 2,427,640
7.38%, 02/01/31 ................. 715 719,469
CrownRock LP, 5.63%, 10/15/25
(b)
...... 9,665 9,423,375
Cullinan Holdco Scsp, 4.63%, 10/15/26
(c)
.. EUR 1,057 1,026,700
DCP Midstream Operating LP
3.25%, 02/15/32 ................. USD 1,452 1,255,247
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.45%, 11/03/36
(b)
................ USD 3,694 $ 3,874,784
6.75%, 09/15/37
(b)
................ 4,179 4,577,886
(LIBOR USD 3 Month + 3.85%), 5.85%,
05/21/43
(a)(b)
.................. 2,200 2,172,500
Devon Energy Corp.
5.25%, 10/15/27 ................. 1,070 1,078,087
4.50%, 01/15/30 ................. 500 483,370
4.75%, 05/15/42 ................. 323 289,522
Diamondback Energy, Inc.
3.50%, 12/01/29 ................. 690 629,211
3.13%, 03/24/31 ................. 269 234,818
6.25%, 03/15/33 ................. 7,245 7,710,569
4.25%, 03/15/52 ................. 4,634 3,730,836
6.25%, 03/15/53 ................. 330 345,089
DT Midstream, Inc.
(b)
4.13%, 06/15/29 ................. 3,153 2,766,757
4.38%, 06/15/31 ................. 1,138 995,434
Earthstone Energy Holdings LLC, 8.00%,
04/15/27
(b)
.................... 2,851 2,779,725
EIG Pearl Holdings SARL
(b)
3.55%, 08/31/36 ................. 2,394 2,070,810
4.39%, 11/30/46 ................. 3,555 2,809,117
El Paso Natural Gas Co. LLC, 3.50%,
02/15/32
(b)
.................... 2,921 2,540,005
Enbridge, Inc.
4.00%, 10/01/23 ................. 500 496,477
0.55%, 10/04/23 ................. 355 344,428
2.50%, 01/15/25 ................. 1,040 990,880
4.25%, 12/01/26 ................. 500 489,702
3.70%, 07/15/27 ................. 644 618,446
3.13%, 11/15/29 ................. 125 112,687
4.50%, 06/10/44 ................. 30 26,538
Series 16-A, (LIBOR USD 3 Month +
3.89%), 6.00%, 01/15/77
(a)
........ 13,675 12,993,854
Energy Transfer LP
5.88%, 01/15/24 ................. 3,740 3,756,386
4.90%, 02/01/24 ................. 245 244,034
2.90%, 05/15/25 ................. 1,900 1,812,646
5.55%, 02/15/28 ................. 1,063 1,080,253
5.25%, 04/15/29 ................. 270 272,525
3.75%, 05/15/30 ................. 2,068 1,895,317
5.75%, 02/15/33 ................. 1,610 1,654,597
5.95%, 10/01/43 ................. 220 217,794
5.15%, 03/15/45 ................. 1,250 1,128,029
6.13%, 12/15/45 ................. 150 149,920
5.30%, 04/15/47 ................. 3,022 2,733,927
5.40%, 10/01/47 ................. 200 183,418
6.00%, 06/15/48 ................. 495 485,774
6.25%, 04/15/49 ................. 2,305 2,340,832
5.00%, 05/15/50 ................. 4,744 4,140,021
EnLink Midstream LLC
(b)
5.63%, 01/15/28 ................. 4,395 4,296,112
6.50%, 09/01/30 ................. 1,812 1,845,975
EnLink Midstream Partners LP
4.15%, 06/01/25 ................. 431 415,260
4.85%, 07/15/26 ................. 1,641 1,591,070
5.60%, 04/01/44 ................. 1,173 982,493
5.05%, 04/01/45 ................. 466 366,345
5.45%, 06/01/47 ................. 427 355,196
EnQuest plc, 11.63%, 11/01/27
(b)
....... 305 299,723
Enterprise Products Operating LLC
6.45%, 09/01/40 ................. 150 167,258
4.85%, 08/15/42 ................. 105 99,830
4.45%, 02/15/43 ................. 1,130 1,030,392
4.85%, 03/15/44 ................. 510 485,730

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.80%, 02/01/49 ................. USD 575 $ 532,649
4.20%, 01/31/50 ................. 930 793,342
3.30%, 02/15/53 ................. 640 463,989
EOG Resources, Inc., 4.95%, 04/15/50 ... 170 175,728
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................ 844 830,926
4.13%, 12/01/26 ................. 178 161,027
6.50%, 07/01/27
(b)
................ 4,017 3,944,734
4.50%, 01/15/29
(b)
................ 138 121,034
7.50%, 06/01/30
(b)
................ 681 680,149
4.75%, 01/15/31
(b)
................ 1,962 1,659,504
EQT Corp., 5.70%, 04/01/28 .......... 325 328,838
Exxon Mobil Corp., 2.99%, 03/19/25 ..... 100 97,225
Galaxy Pipeline Assets Bidco Ltd., 2.94%,
09/30/40
(c)
.................... 2,019 1,651,861
Genesis Energy LP
6.50%, 10/01/25 ................. 1,569 1,541,542
7.75%, 02/01/28 ................. 1,201 1,160,622
8.88%, 04/15/30 ................. 1,142 1,160,558
GNL Quintero SA, 4.63%, 07/31/29
(c)
..... 1,478 1,446,947
Greenko Solar Mauritius Ltd., 5.95%,
07/29/26
(c)
.................... 5,565 5,175,450
Greenko Wind Projects Mauritius Ltd., 5.50%,
04/06/25
(c)
.................... 500 470,719
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 333 329,444
Harbour Energy plc, 5.50%, 10/15/26
(b)
.... 1,178 1,077,870
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 569 559,754
Hess Corp.
4.30%, 04/01/27 ................. 955 935,419
5.60%, 02/15/41 ................. 1,025 1,022,383
5.80%, 04/01/47 ................. 800 810,587
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
.................... 1,086 951,127
HF Sinclair Corp., 2.63%, 10/01/23 ...... 885 870,764
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 ................. 997 957,629
5.75%, 02/01/29 ................. 1,546 1,437,780
6.00%, 04/15/30 ................. 133 123,644
6.00%, 02/01/31 ................. 130 120,211
6.25%, 04/15/32 ................. 57 52,613
HPCL-Mittal Energy Ltd., 5.25%, 04/28/27
(c)
. 700 651,000
India Cleantech Energy, 4.70%, 08/10/26
(b)
. 1,671 1,479,238
India Green Energy Holdings, 5.38%,
04/29/24
(c)
.................... 1,695 1,639,912
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 3,147 2,733,956
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
.................... 941 714,577
Kinder Morgan Energy Partners LP
6.95%, 01/15/38 ................. 886 1,002,221
6.38%, 03/01/41 ................. 75 79,260
5.40%, 09/01/44 ................. 850 811,591
Kinder Morgan, Inc.
4.80%, 02/01/33 ................. 2,111 2,041,284
5.55%, 06/01/45 ................. 775 755,212
5.45%, 08/01/52 ................. 3,604 3,459,167
Kinetik Holdings LP, 5.88%, 06/15/30
(b)
.... 1,256 1,193,200
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)(c)
.. 2,508 2,497,037
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
.................... 268 259,290
Marathon Oil Corp., 4.40%, 07/15/27 ..... 1,285 1,255,291
Marathon Petroleum Corp.
6.50%, 03/01/41 ................. 100 109,524
4.75%, 09/15/44 ................. 49 43,966
5.00%, 09/15/54 ................. 100 90,343
Matador Resources Co., 5.88%, 09/15/26 .. 1,590 1,563,960
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26
(c)
USD 2,590 $ 2,573,165
Medco Platinum Road Pte. Ltd., 6.75%,
01/30/25
(c)
.................... 240 236,670
MPLX LP
1.75%, 03/01/26 ................. 1,160 1,056,404
4.13%, 03/01/27 ................. 900 872,566
4.25%, 12/01/27 ................. 790 767,976
4.00%, 03/15/28 ................. 425 408,079
5.50%, 02/15/49 ................. 7,813 7,456,043
4.95%, 03/14/52 ................. 1,345 1,192,061
Murphy Oil Corp.
5.75%, 08/15/25 ................. 119 118,516
6.13%, 12/01/42
(e)
................ 150 122,738
Neptune Energy Bondco plc, 6.63%, 05/15/25
(b)
1,768 1,745,900
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 ................. 8,485 8,117,055
6.50%, 09/30/26 ................. 10,369 9,541,138
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
2,203 2,092,100
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
.... 3,527 3,957,902
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(b)
. 8,173 8,140,962
NuStar Logistics LP
5.75%, 10/01/25 ................. 752 744,111
6.38%, 10/01/30 ................. 47 45,273
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. 203 206,680
8.88%, 07/15/30 ................. 1,484 1,747,410
6.63%, 09/01/30 ................. 5,450 5,785,979
7.50%, 05/01/31 ................. 1,275 1,418,438
6.45%, 09/15/36 ................. 2,092 2,200,010
6.60%, 03/15/46 ................. 546 581,419
ONEOK, Inc., 4.95%, 07/13/47 ......... 3,088 2,697,647
Ovintiv, Inc., 6.63%, 08/15/37 ......... 2,426 2,557,195
PDC Energy, Inc., 6.13%, 09/15/24 ...... 568 564,808
Permian Resources Operating LLC
(b)
5.38%, 01/15/26 ................. 1,058 999,969
6.88%, 04/01/27 ................. 1,925 1,886,288
Phillips 66, 3.30%, 03/15/52 .......... 810 599,033
Pioneer Natural Resources Co.
0.55%, 05/15/23 ................. 580 572,872
1.13%, 01/15/26 ................. 310 280,409
1.90%, 08/15/30 ................. 300 246,094
2.15%, 01/15/31 ................. 755 626,079
Plains All American Pipeline LP
3.55%, 12/15/29 ................. 2,831 2,546,189
6.65%, 01/15/37 ................. 1,343 1,394,760
5.15%, 06/01/42 ................. 4,598 4,011,757
4.30%, 01/31/43 ................. 430 332,625
Puma International Financing SA
(c)
5.13%, 10/06/24 ................. 829 799,156
5.00%, 01/24/26 ................. 1,911 1,753,151
ReNew Power Pvt Ltd., 5.88%, 03/05/27
(c)
.. 4,035 3,845,355
Repsol International Finance BV
(a)(c)(d)
(EUR Swap Annual 5 Year + 4.00%), 3.75% EUR 550 561,273
(EUR Swap Annual 5 Year + 4.41%), 4.25% 1,406 1,390,965
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. USD 4,112 3,911,499
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
.................... 420 379,629
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 ................. 975 980,600
5.63%, 03/01/25 ................. 1,105 1,114,854
5.90%, 09/15/37
(b)
................ 665 690,182
Santos Finance Ltd., 5.25%, 03/13/29
(c)
... 1,100 1,060,774
SM Energy Co.
5.63%, 06/01/25 ................. 421 412,580
6.63%, 01/15/27 ................. 245 238,102

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.50%, 07/15/28 ................. USD 1,793 $ 1,705,537
Southwestern Energy Co.
5.70%, 01/23/25
(e)
................ 309 306,389
5.38%, 02/01/29 ................. 2,879 2,705,238
Spectra Energy Partners LP, 5.95%, 09/25/43 100 102,872
Sunoco LP, 5.88%, 03/15/28 .......... 911 892,780
Tallgrass Energy Partners LP
(b)
6.00%, 03/01/27 ................. 482 456,986
5.50%, 01/15/28 ................. 260 239,430
6.00%, 12/31/30 ................. 1,094 996,393
6.00%, 09/01/31 ................. 1,126 1,013,400
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
7,060 6,682,290
Targa Resources Corp., 6.25%, 07/01/52 .. 2,602 2,638,143
Targa Resources Partners LP, 4.00%, 01/15/32 4,322 3,773,996
TerraForm Power Operating LLC, 5.00%,
01/31/28
(b)
.................... 1,080 1,014,468
TotalEnergies Capital International SA, 3.13%,
05/29/50 ..................... 194 148,172
Transcontinental Gas Pipe Line Co. LLC,
3.25%, 05/15/30 ................ 500 450,683
Valero Energy Corp.
4.35%, 06/01/28 ................. 253 249,695
4.00%, 06/01/52 ................. 90 73,140
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 ................. 6,705 5,967,450
4.13%, 08/15/31 ................. 5,905 5,235,137
3.88%, 11/01/33 ................. 12,003 10,195,948
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
.. 1,373 1,266,592
Western Midstream Operating LP
4.75%, 08/15/28 ................. 256 241,280
4.30%, 02/01/30
(e)
................ 1,900 1,739,944
5.45%, 04/01/44 ................. 2,063 1,815,873
5.30%, 03/01/48 ................. 1,661 1,453,375
5.50%, 08/15/48 ................. 856 743,727
5.50%, 02/01/50
(e)
................ 6,750 5,855,625
Williams Cos., Inc. (The)
4.55%, 06/24/24 ................. 1,425 1,422,256
3.75%, 06/15/27 ................. 500 483,412
415,056,643
Paper & Forest Products — 0.0%
Ahlstrom-Munksjo Holding 3 Oy, 4.88%,
02/04/28
(b)
.................... 736 629,531
Georgia-Pacific LLC, 1.75%, 09/30/25
(b)
... 187 173,046
Suzano Austria GmbH
2.50%, 09/15/28 ................. 390 332,963
Series DM3N, 3.13%, 01/15/32 ....... 2,435 1,935,825
3,071,365
Personal Products — 0.0%
Coty, Inc.
3.88%, 04/15/26
(c)
................ EUR 999 1,019,385
4.75%, 04/15/26
(c)
................ 600 624,568
4.75%, 01/15/29
(b)
................ USD 141 127,957
1,771,910
Pharmaceuticals — 0.3%
Astrazeneca Finance LLC, 2.25%, 05/28/31 . 155 134,035
AstraZeneca plc, 6.45%, 09/15/37 ....... 25 29,923
Bayer AG, (EUR Swap Annual 5 Year + 3.75%),
4.50%, 03/25/82
(a)(c)
.............. EUR 2,400 2,456,133
Bayer US Finance II LLC
(b)
4.25%, 12/15/25 ................. USD 1,525 1,498,729
4.38%, 12/15/28 ................. 2,080 2,021,848
Bristol-Myers Squibb Co.
2.90%, 07/26/24 ................. 332 324,122
3.40%, 07/26/29 ................. 25 23,827
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
2.95%, 03/15/32 ................. USD 31 $ 28,089
3.70%, 03/15/52 ................. 760 642,596
3.90%, 03/15/62 ................. 230 193,993
Catalent Pharma Solutions, Inc.
(b)
5.00%, 07/15/27 ................. 3,091 2,923,403
3.13%, 02/15/29 ................. 1,049 867,775
3.50%, 04/01/30 ................. 2,681 2,215,176
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28
(c)
................ EUR 692 687,087
5.50%, 01/15/28
(b)
................ USD 1,850 1,651,236
Elanco Animal Health, Inc., 6.40%, 08/28/28
(e)
1,486 1,450,633
Gruenenthal GmbH
(c)
3.63%, 11/15/26 ................. EUR 558 557,462
4.13%, 05/15/28 ................. 835 825,018
Jazz Securities DAC, 4.38%, 01/15/29
(b)
... USD 800 729,872
Merck & Co., Inc.
3.40%, 03/07/29 ................. 155 148,992
2.15%, 12/10/31 ................. 1,060 898,985
6.50%, 12/01/33
(e)
................ 185 216,908
2.75%, 12/10/51 ................. 825 594,133
Nidda Healthcare Holding GmbH, 7.50%,
08/21/26
(c)
.................... EUR 1,241 1,313,940
Organon & Co.
(b)
4.13%, 04/30/28 ................. USD 3,866 3,496,604
5.13%, 04/30/31 ................. 4,171 3,765,537
Pfizer, Inc.
3.45%, 03/15/29 ................. 515 496,763
2.55%, 05/28/40 ................. 45 34,629
5.60%, 09/15/40 ................. 140 155,124
4.30%, 06/15/43 ................. 155 150,495
Pharmacia LLC, 6.60%, 12/01/28
(e)
...... 300 337,794
Roche Holdings, Inc., 2.61%, 12/13/51
(b)
... 1,435 1,010,078
Rossini SARL, 6.75%, 10/30/25
(c)
....... EUR 1,312 1,434,271
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23 ................. USD 687 684,286
3.18%, 07/09/50 ................. 2,147 1,582,995
Teva Pharmaceutical Finance Netherlands II
BV
1.25%, 03/31/23
(c)
................ EUR 408 441,422
6.00%, 01/31/25 ................. 1,100 1,203,190
4.50%, 03/01/25 ................. 1,215 1,291,415
3.75%, 05/09/27 ................. 440 430,900
1.63%, 10/15/28
(c)
................ 300 251,091
4.38%, 05/09/30 ................. 359 335,354
Teva Pharmaceutical Finance Netherlands III
BV
6.00%, 04/15/24 ................. USD 1,400 1,386,875
7.13%, 01/31/25 ................. 400 403,670
3.15%, 10/01/26 ................. 660 592,139
4.75%, 05/09/27 ................. 736 679,420
6.75%, 03/01/28 ................. 200 200,674
Wyeth LLC, 5.95%, 04/01/37 .......... 505 572,302
43,370,943
Professional Services — 0.1%
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
.. 696 603,731
CoreLogic, Inc., 4.50%, 05/01/28
(b)
...... 2,990 2,377,050
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(b)
.................... 5,080 4,498,344
Korn Ferry, 4.63%, 12/15/27
(b)
......... 1,965 1,847,100
La Financiere Atalian SASU
(c)
5.13%, 05/15/25 ................. EUR 1,071 777,778
6.63%, 05/15/25 ................. GBP 150 121,127

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Professional Services (continued)
Science Applications International Corp.,
4.88%, 04/01/28
(b)
............... USD 2,119 $ 1,986,563
12,211,693
Real Estate Management & Development — 0.5%
ADLER Group SA
(c)
2.75%, 11/13/26
(f)(m)
............... EUR 1,000 445,297
2.25%, 01/14/29 ................. 400 164,594
Agile Group Holdings Ltd., 5.75%, 01/02/25
(c)
USD 2,652 1,670,760
AGPS BondCo plc, 3.25%, 08/05/25
(c)(f)(m)
.. EUR 600 273,153
Arabian Centres Sukuk II Ltd., 5.63%,
10/07/26
(b)
.................... USD 2,861 2,712,228
Aroundtown SA
(a)(c)(d)
(GBP Swap 5 Year + 4.38%), 4.75% ... GBP 329 188,709
(EUR Swap Annual 5 Year + 3.98%), 3.38% EUR 1,100 582,123
ATF Netherlands BV, (EUR Swap Annual 5
Year + 4.38%), 7.08%
(a)(c)(d)
.......... 1,000 576,189
Celulosa Arauco y Constitucion SA, 3.88%,
11/02/27 ..................... USD 325 305,866
Central China Real Estate Ltd.
(c)
7.90%, 11/07/23 ................. 557 192,165
7.25%, 08/13/24 ................. 498 156,870
China Aoyuan Group Ltd.
(c)(f)(m)
6.35%, 02/08/24 ................. 6,938 688,597
5.98%, 08/18/25 ................. 1,900 194,750
China Evergrande Group
(c)(f)(m)
10.00%, 04/11/23 ................ 3,674 371,533
7.50%, 06/28/23 ................. 1,500 153,750
11.50%, 01/22/24 ................ 4,595 471,849
12.00%, 01/22/24 ................ 3,281 336,303
10.50%, 04/11/24 ................ 930 95,209
CIFI Holdings Group Co. Ltd.
(c)(f)(m)
6.00%, 07/16/25 ................. 3,272 1,006,140
5.25%, 05/13/26 ................. 4,415 1,346,575
Citycon OYJ, (EUR Swap Annual 5 Year +
4.71%), 4.50%
(a)(c)(d)
.............. EUR 179 120,506
Country Garden Holdings Co. Ltd.
(c)
5.13%, 01/17/25 ................. USD 1,500 1,170,000
4.20%, 02/06/26 ................. 1,982 1,362,625
7.25%, 04/08/26 ................. 1,500 1,123,125
3.30%, 01/12/31 ................. 1,300 747,500
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
............... 2,667 2,574,535
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24
(c)
............... EUR 900 716,312
DIC Asset AG, 2.25%, 09/22/26
(c)
....... 900 670,032
Easy Tactic Ltd.
7.50%, 07/11/27 ................. USD 32 10,197
7.50%, (7.50% Cash or 7.50% PIK),
07/11/28
(l)
.................... 123 36,902
Emeria SASU, 7.75%, 03/31/28 ........ EUR 625 679,469
Fantasia Holdings Group Co. Ltd.
(c)(f)(m)
7.95%, 07/05/22 ................. USD 1,650 285,202
11.75%, 04/17/23 ................ 2,039 351,728
11.88%, 06/01/23 ................ 1,500 258,750
9.25%, 07/28/23 ................. 3,540 610,650
12.25%, 10/18/23 ................ 3,269 563,903
9.88%, 10/19/23 ................. 2,640 455,400
10.88%, 01/09/24 ................ 1,345 232,012
15.00%, 12/31/49 ................ 1,735 299,287
Fastighets AB Balder, (EUR Swap Annual 5
Year + 3.19%), 2.87%, 06/02/81
(a)(c)
.... EUR 397 330,604
Global Prime Capital Pte. Ltd., 5.95%,
01/23/25
(c)
.................... USD 2,656 2,567,688
Heimstaden Bostad AB
(a)(c)(d)
(EUR Swap Annual 5 Year + 3.91%), 3.38% EUR 400 267,415
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
(EUR Swap Annual 5 Year + 3.15%), 2.63% EUR 1,725 $ 1,097,351
Howard Hughes Corp. (The)
(b)
5.38%, 08/01/28 ................. USD 872 807,812
4.13%, 02/01/29 ................. 1,028 887,699
4.38%, 02/01/31 ................. 504 418,790
JGC Ventures Pte. Ltd.
(l)
0.00%, (0.00% Cash or 3.00% PIK),
06/30/25 .................... 94 19,519
3.00%, (3.00% Cash or 3.00% PIK),
06/30/25
(c)(f)(m)
................. 1,502 581,378
Kaisa Group Holdings Ltd., 11.95%, 10/22/22
(c)
(f)(m)
........................ 1,345 245,463
KWG Group Holdings Ltd., 5.95%, 08/10/25
(c)
5,766 2,219,910
Lai Sun MTN Ltd., 5.00%, 07/28/26
(c)
..... 1,000 852,375
MAF Global Securities Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.54%), 6.38%
(a)(c)(d)
............. 2,389 2,355,853
MAF Sukuk Ltd.
(c)
4.64%, 05/14/29 ................. 3,051 3,032,503
3.93%, 02/28/30 ................. 2,507 2,383,687
Modern Land China Co. Ltd., 12.85%,
10/25/21
(c)(f)(m)
.................. 330 18,563
Modernland Overseas Pte. Ltd.
(c)
Series 2, 1.00%, 04/30/27 .......... 38 9,131
3.00%, (3.00% Cash or 3.00% PIK),
04/30/27
(f)(l)(m)
................. 1,450 278,602
New Metro Global Ltd., 6.80%, 08/05/23
(c)
.. 1,810 1,737,600
NWD Finance BVI Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 5.86%), 4.13%
(a)(c)(d)
............. 6,084 4,862,637
Powerlong Real Estate Holdings Ltd.
(c)
6.95%, 07/23/23 ................. 895 299,825
7.13%, 01/15/24 ................. 957 306,135
6.25%, 08/10/24 ................. 762 231,839
Realogy Group LLC
(b)
5.75%, 01/15/29 ................. 1,995 1,551,192
5.25%, 04/15/30 ................. 1,079 809,250
Redsun Properties Group Ltd., 10.50%,
10/03/22
(c)(f)(m)
.................. 4,159 800,608
RKPF Overseas 2019 A Ltd.
(c)
6.70%, 09/30/24 ................. 1,880 1,707,628
6.00%, 09/04/25 ................. 2,230 1,944,002
Ronshine China Holdings Ltd.
(c)(f)(m)
8.10%, 06/09/23 ................. 945 115,762
7.35%, 12/15/23 ................. 1,027 125,808
Shimao Group Holdings Ltd.
(c)(f)(m)
5.60%, 07/15/26 ................. 895 196,900
3.45%, 01/11/31 ................. 1,145 243,313
Shui On Development Holding Ltd.
(c)
5.75%, 11/12/23 ................. 1,143 1,111,568
6.15%, 08/24/24 ................. 2,155 1,989,738
Sino-Ocean Land Treasure IV Ltd.
(c)
2.70%, 01/13/25 ................. 1,500 1,225,312
4.75%, 01/14/30 ................. 1,200 858,000
Sunac China Holdings Ltd.
(c)(f)(m)
7.50%, 02/01/24 ................. 828 235,980
7.00%, 07/09/25 ................. 3,573 1,009,372
Theta Capital Pte. Ltd., 8.13%, 01/22/25
(c)
.. 3,674 3,176,403
Times China Holdings Ltd.
(c)(m)
6.75%, 07/08/25
(f)
................ 3,390 635,625
6.20%, 03/22/26 ................. 2,450 469,787
Wanda Properties International Co. Ltd., 7.25%,
01/29/24
(c)
.................... 800 767,400
Yango Justice International Ltd.
(f)(m)
10.25%, 09/15/22 ................ 950 19,000

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
9.25%, 04/15/23
(c)
................ USD 2,081 $ 41,620
8.25%, 11/25/23
(c)
................ 4,104 82,080
7.50%, 04/15/24
(c)
................ 2,675 53,500
7.88%, 09/04/24
(c)
................ 1,215 24,300
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24
(c)
1,830 1,779,675
Yuzhou Group Holdings Co. Ltd.
(c)(f)(m)
7.70%, 02/20/25 ................. 3,562 534,300
8.30%, 05/27/25 ................. 900 135,000
7.38%, 01/13/26 ................. 2,220 333,000
7.85%, 08/12/26 ................. 1,680 252,000
6.35%, 01/13/27 ................. 2,087 313,050
Zhenro Properties Group Ltd., 8.00%,
03/06/23
(f)(m)
................... 1,041 78,596
72,632,943
Road & Rail — 0.4%
Albion Financing 1 SARL, 6.13%, 10/15/26
(b)
1,639 1,470,554
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(b)
266 237,804
BCP V Modular Services Finance II plc
(c)
4.75%, 11/30/28 ................. EUR 1,300 1,233,100
6.13%, 11/30/28 ................. GBP 800 848,940
Burlington Northern Santa Fe LLC
6.15%, 05/01/37 ................. USD 185 211,046
5.75%, 05/01/40 ................. 300 330,065
5.15%, 09/01/43 ................. 100 103,556
4.90%, 04/01/44 ................. 995 999,718
4.15%, 04/01/45 ................. 100 91,387
4.70%, 09/01/45 ................. 200 195,315
4.05%, 06/15/48 ................. 100 89,147
3.55%, 02/15/50 ................. 105 86,465
2.88%, 06/15/52 ................. 305 220,282
Canadian National Railway Co., 3.85%,
08/05/32 ..................... 740 714,384
Canadian Pacific Railway Co.
3.00%, 12/02/41 ................. 570 452,425
4.80%, 08/01/45 ................. 200 194,075
3.10%, 12/02/51 ................. 515 379,709
CSX Corp.
3.25%, 06/01/27 ................. 600 573,750
4.25%, 03/15/29 ................. 200 198,204
4.10%, 11/15/32 ................. 90 87,413
4.30%, 03/01/48 ................. 430 391,096
4.75%, 11/15/48 ................. 165 158,880
EC Finance plc, 3.00%, 10/15/26
(c)
...... EUR 925 911,337
Hertz Corp. (The)
(b)
4.63%, 12/01/26 ................. USD 958 852,620
5.00%, 12/01/29 ................. 839 685,883
Loxam SAS
(c)
3.75%, 07/15/26 ................. EUR 673 683,180
4.50%, 02/15/27 ................. 703 723,160
5.75%, 07/15/27 ................. 200 195,150
National Express Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
4.14%), 4.25%
(a)(c)(d)
.............. GBP 600 652,247
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. USD 1,421 1,276,214
Norfolk Southern Corp.
3.80%, 08/01/28 ................. 200 195,403
3.94%, 11/01/47 ................. 100 85,484
4.15%, 02/28/48 ................. 750 658,915
4.05%, 08/15/52 ................. 100 86,339
3.70%, 03/15/53 ................. 545 440,502
3.16%, 05/15/55 ................. 150 108,203
Penske Truck Leasing Co. LP
(b)
4.00%, 07/15/25 ................. 3,115 3,010,902
4.20%, 04/01/27 ................. 340 326,380
5.88%, 11/15/27 ................. 1,205 1,246,140
Security
Par (000)
Par (000) Value
Road & Rail (continued)
Ryder System, Inc.
2.50%, 09/01/24 ................. USD 550 $ 527,727
2.85%, 03/01/27 ................. 700 645,365
Uber Technologies, Inc.
(b)
7.50%, 05/15/25 ................. 4,486 4,550,029
8.00%, 11/01/26 ................. 3,398 3,478,329
7.50%, 09/15/27 ................. 4,087 4,149,817
6.25%, 01/15/28 ................. 4,100 4,011,717
4.50%, 08/15/29 ................. 9,967 8,873,744
Union Pacific Corp.
2.89%, 04/06/36 ................. 200 167,018
3.55%, 08/15/39 ................. 3 2,625
4.05%, 03/01/46 ................. 25 21,851
3.25%, 02/05/50 ................. 300 234,068
3.50%, 02/14/53 ................. 515 416,301
3.95%, 08/15/59 ................. 1,005 844,580
3.84%, 03/20/60 ................. 411 340,434
3.80%, 04/06/71 ................. 100 79,449
Williams Scotsman International, Inc., 6.13%,
06/15/25
(b)
.................... 1,546 1,553,606
XPO Escrow Sub LLC, 7.50%, 11/15/27
(b)
.. 647 664,857
51,966,891
Semiconductors & Semiconductor Equipment — 0.4%
ams-OSRAM AG
(c)(k)
0.00%, 03/05/25
(n)
................ EUR 1,200 1,070,995
2.13%, 11/03/27 ................. 600 491,566
Analog Devices, Inc.
1.70%, 10/01/28 ................. USD 410 356,989
2.80%, 10/01/41 ................. 235 182,150
Applied Materials, Inc., 3.30%, 04/01/27 ... 1,280 1,236,713
Broadcom, Inc.
4.15%, 11/15/30 ................. 340 317,163
2.45%, 02/15/31
(b)
................ 3,337 2,739,300
4.15%, 04/15/32
(b)
................ 520 474,414
4.30%, 11/15/32 ................. 2,719 2,503,850
2.60%, 02/15/33
(b)
................ 3,347 2,629,329
3.42%, 04/15/33
(b)
................ 7,374 6,186,400
3.47%, 04/15/34
(b)
................ 4,907 4,068,528
3.14%, 11/15/35
(b)
................ 3,387 2,629,519
3.19%, 11/15/36
(b)
................ 1,986 1,518,588
4.93%, 05/15/37
(b)
................ 2,725 2,501,177
Entegris Escrow Corp.
(b)
4.75%, 04/15/29 ................. 12,050 11,293,725
5.95%, 06/15/30 ................. 1,190 1,142,793
Entegris, Inc.
(b)
4.38%, 04/15/28 ................. 2,219 2,008,195
3.63%, 05/01/29 ................. 1,182 1,008,032
Intel Corp., 2.80%, 08/12/41 .......... 115 84,473
KLA Corp.
4.10%, 03/15/29 ................. 1,326 1,308,927
4.65%, 07/15/32 ................. 195 198,046
5.00%, 03/15/49 ................. 300 298,695
3.30%, 03/01/50 ................. 765 593,687
Lam Research Corp.
3.75%, 03/15/26 ................. 800 783,429
4.88%, 03/15/49 ................. 171 171,609
2.88%, 06/15/50 ................. 314 226,456
Marvell Technology, Inc., 2.95%, 04/15/31 .. 1,280 1,082,063
NVIDIA Corp., 3.50%, 04/01/40 ........ 790 686,408
NXP BV
4.30%, 06/18/29 ................. 1,070 1,023,522
3.40%, 05/01/30 ................. 600 535,362
2.50%, 05/11/31 ................. 1,415 1,160,123
2.65%, 02/15/32 ................. 590 481,959
5.00%, 01/15/33 ................. 300 292,981

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
3.25%, 05/11/41 ................. USD 100 $ 74,113
QUALCOMM, Inc.
4.30%, 05/20/47 ................. 584 540,229
4.50%, 05/20/52 ................. 200 188,785
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 3,420 2,961,426
Texas Instruments, Inc.
4.15%, 05/15/48 ................. 100 95,191
2.70%, 09/15/51 ................. 265 197,313
TSMC Arizona Corp., 4.50%, 04/22/52 .... 535 525,638
57,869,861
Software — 1.1%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... 180 177,750
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
13,910 11,524,605
Autodesk, Inc.
3.50%, 06/15/27 ................. 18 17,183
2.40%, 12/15/31 ................. 1,565 1,312,048
Boxer Parent Co., Inc.
6.50%, 10/02/25
(c)
................ EUR 2,080 2,232,101
7.13%, 10/02/25
(b)
................ USD 3,913 3,873,973
9.13%, 03/01/26
(b)
................ 5,305 5,040,384
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 4,410 4,194,483
Cedacri Mergeco SpA, (EURIBOR 3 Month +
4.63%), 6.39%, 05/15/28
(a)(c)
......... EUR 865 895,716
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... USD 4,191 4,180,074
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................. 7,500 6,692,268
4.88%, 07/01/29 ................. 5,931 5,218,835
Cloud Software Group Holdings, Inc., 6.50%,
03/31/29
(b)
.................... 18,709 16,418,814
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 ................. 937 895,437
6.50%, 10/15/28 ................. 1,426 1,335,036
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 300 257,424
Elastic NV, 4.13%, 07/15/29
(b)
......... 2,711 2,319,986
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 3,387 3,144,846
Gen Digital, Inc., 7.13%, 09/30/30
(b)
...... 1,803 1,830,586
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
.................... 1,048 842,319
McAfee Corp., 7.38%, 02/15/30
(b)
....... 8,148 6,767,707
Microsoft Corp.
3.45%, 08/08/36 ................. 538 497,982
2.53%, 06/01/50 ................. 856 609,997
2.92%, 03/17/52 ................. 2,631 2,011,669
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 3,671 3,097,972
NCR Corp.
(b)
5.75%, 09/01/27 ................. 884 857,799
5.00%, 10/01/28 ................. 1,675 1,475,440
5.13%, 04/15/29 ................. 1,664 1,449,434
Open Text Corp., 6.90%, 12/01/27
(b)
..... 6,691 6,849,911
Oracle Corp.
5.80%, 11/10/25 ................. 245 251,850
2.95%, 04/01/30 ................. 2,963 2,606,329
2.88%, 03/25/31 ................. 6,056 5,216,148
6.25%, 11/09/32 ................. 2,197 2,388,043
3.85%, 07/15/36 ................. 850 733,558
6.50%, 04/15/38 ................. 500 549,357
5.38%, 07/15/40 ................. 850 830,691
3.65%, 03/25/41 ................. 370 292,843
4.13%, 05/15/45 ................. 485 393,433
4.00%, 07/15/46 ................. 350 277,443
4.00%, 11/15/47 ................. 435 345,015
3.60%, 04/01/50 ................. 6,367 4,678,836
3.95%, 03/25/51 ................. 9,377 7,288,295
6.90%, 11/09/52 ................. 5,208 6,024,312
4.38%, 05/15/55 ................. 130 107,222
Security
Par (000)
Par (000) Value
Software (continued)
3.85%, 04/01/60 ................. USD 190 $ 137,316
PTC, Inc., 3.63%, 02/15/25
(b)
.......... 860 824,683
Roper Technologies, Inc., 3.65%, 09/15/23 . 350 347,079
Salesforce, Inc.
2.70%, 07/15/41 ................. 625 471,054
2.90%, 07/15/51 ................. 355 253,580
3.05%, 07/15/61 ................. 295 203,483
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
6,072 5,839,711
TeamSystem SpA, (EURIBOR 3 Month +
3.75%), 6.04%, 02/15/28
(a)(c)
......... EUR 392 408,264
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... USD 800 527,763
VMware, Inc.
4.70%, 05/15/30 ................. 560 542,937
2.20%, 08/15/31 ................. 2,715 2,151,756
Workday, Inc., 3.80%, 04/01/32 ........ 1,110 1,014,198
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
8,278 7,139,775
147,866,753
Specialty Retail — 0.4%
Arko Corp., 5.13%, 11/15/29
(b)
......... 1,388 1,100,268
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 234 211,559
4.75%, 03/01/30 ................. 231 202,068
5.00%, 02/15/32
(b)
................ 622 536,444
Constellation Automotive Financing plc, 4.88%,
07/15/27
(c)
.................... GBP 1,184 1,021,056
eG Global Finance plc
3.63%, 02/07/24
(c)
................ EUR 430 446,232
6.75%, 02/07/25
(b)
................ USD 1,781 1,654,104
6.25%, 10/30/25
(c)
................ EUR 351 340,294
8.50%, 10/30/25
(b)
................ USD 2,845 2,681,413
Goldstory SASU, 5.38%, 03/01/26
(c)
..... EUR 1,483 1,499,386
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
USD 897 788,876
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 1,793 1,511,813
Home Depot, Inc. (The)
5.95%, 04/01/41 ................. 200 227,970
4.20%, 04/01/43 ................. 125 116,496
4.50%, 12/06/48 ................. 815 785,682
3.35%, 04/15/50 ................. 710 569,096
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
711 612,349
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
.................... 2,213 1,826,278
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
..... 999 848,830
Lowe's Cos., Inc.
5.00%, 04/15/33 ................. 810 820,526
2.80%, 09/15/41 ................. 220 159,568
4.65%, 04/15/42 ................. 110 102,058
3.70%, 04/15/46 ................. 735 584,636
5.13%, 04/15/50 ................. 130 126,985
3.00%, 10/15/50 ................. 675 463,532
3.50%, 04/01/51 ................. 130 97,626
4.25%, 04/01/52 ................. 1,240 1,053,726
5.63%, 04/15/53 ................. 1,165 1,202,359
4.45%, 04/01/62 ................. 320 270,152
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 1,353 1,239,686
Penske Automotive Group, Inc., 3.50%,
09/01/25 ..................... 987 934,738
PetSmart, Inc., 7.75%, 02/15/29
(b)
....... 5,620 5,523,003
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 873 785,333
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 ................. 5,899 5,388,977
6.13%, 07/01/29 ................. 4,973 4,276,332
6.00%, 12/01/29 ................. 3,758 3,210,309
Staples, Inc., 7.50%, 04/15/26
(b)
........ 3,362 2,987,305
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. 9,628 8,763,630

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(l)
........... USD 1,851 $ 1,689,038
56,659,733
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
2.20%, 09/11/29 ................. 1,800 1,597,380
4.50%, 02/23/36 ................. 780 799,325
3.45%, 02/09/45 ................. 225 191,734
3.85%, 08/04/46 ................. 1,100 990,198
2.65%, 05/11/50 ................. 990 703,280
2.65%, 02/08/51 ................. 1,460 1,032,893
2.70%, 08/05/51 ................. 370 263,068
3.95%, 08/08/52 ................. 1,110 996,819
Dell International LLC
6.02%, 06/15/26 ................. 875 899,935
5.75%, 02/01/33 ................. 915 914,281
HP, Inc.
2.20%, 06/17/25 ................. 1,250 1,177,166
1.45%, 06/17/26 ................. 2,170 1,936,212
3.00%, 06/17/27 ................. 1,100 1,023,015
12,525,306
Textiles, Apparel & Luxury Goods — 0.1%
BK LC Lux Finco1 SARL, 5.25%, 04/30/29
(c)
EUR 381 363,547
Crocs, Inc.
(b)
4.25%, 03/15/29 ................. USD 2,149 1,872,316
4.13%, 08/15/31 ................. 809 672,788
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(c)(f)(k)(m)
............ EUR 1,300 1,267,629
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
... USD 747 646,133
William Carter Co. (The), 5.63%, 03/15/27
(b)
. 2,360 2,295,950
7,118,363
Thrifts & Mortgage Finance — 0.2%
BPCE SA, (SOFR 1 Day + 2.10%), 5.98%,
01/18/27
(a)(b)
................... 2,020 2,045,619
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 1,565 1,541,525
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 1,307 941,543
Jerrold Finco plc, 5.25%, 01/15/27
(c)
..... GBP 400 417,292
Ladder Capital Finance Holdings LLLP
(b)
4.25%, 02/01/27 ................. USD 2,155 1,899,094
4.75%, 06/15/29 ................. 1,068 887,326
MGIC Investment Corp., 5.25%, 08/15/28 .. 1,182 1,114,271
Nationstar Mortgage Holdings, Inc.
(b)
6.00%, 01/15/27 ................. 2,262 2,098,005
5.13%, 12/15/30 ................. 670 542,700
5.75%, 11/15/31 ................. 1,240 998,200
Nationwide Building Society
(a)(c)(d)
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 5.39%), 5.88% ... GBP 3,534 4,198,955
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 5.63%), 5.75% ... 2,650 3,010,412
Nykredit Realkredit A/S, (EUR Swap Annual 5
Year + 4.57%), 4.13%
(a)(c)(d)
.......... EUR 1,200 1,216,521
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.. USD 5,361 4,779,680
25,691,143
Tobacco — 0.0%
Altria Group, Inc.
5.80%, 02/14/39 ................. 200 192,699
5.95%, 02/14/49 ................. 1,142 1,079,303
3.70%, 02/04/51 ................. 385 256,873
BAT Capital Corp.
3.46%, 09/06/29 ................. 1,350 1,193,712
4.39%, 08/15/37 ................. 1,775 1,458,139
3.73%, 09/25/40 ................. 420 304,101
4.54%, 08/15/47 ................. 488 371,781
Security
Par (000)
Par (000) Value
Tobacco (continued)
4.76%, 09/06/49 ................. USD 165 $ 129,185
Philip Morris International, Inc., 5.63%,
11/17/29 ..................... 600 626,649
5,612,442
Trading Companies & Distributors — 0.3%
Air Lease Corp.
3.38%, 07/01/25 ................. 1,400 1,338,600
2.88%, 01/15/26 ................. 3,485 3,269,697
1.88%, 08/15/26 ................. 1,880 1,675,426
Aviation Capital Group LLC, 1.95%, 09/20/26
(b)
1,835 1,593,287
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
1,313 1,131,914
Fortress Transportation & Infrastructure
Investors LLC
(b)
6.50%, 10/01/25 ................. 1,948 1,885,664
9.75%, 08/01/27 ................. 308 316,636
5.50%, 05/01/28 ................. 2,798 2,462,348
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... 729 586,378
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
.................... 326 286,900
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 863 826,322
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 5,370 4,671,900
United Rentals North America, Inc.
5.50%, 05/15/27 ................. 943 937,106
6.00%, 12/15/29
(b)
................ 12,180 12,362,700
WESCO Distribution, Inc.
(b)
7.13%, 06/15/25 ................. 2,308 2,344,928
7.25%, 06/15/28 ................. 3,729 3,821,018
39,510,824
Transportation Infrastructure — 0.0%
(c)
Abertis Infraestructuras Finance BV, (EUR
Swap Annual 5 Year + 3.69%), 3.25%
(a)(d)
. EUR 600 587,001
Gatwick Airport Finance plc, 4.38%, 04/07/26 GBP 917 1,045,734
1,632,735
Water Utilities — 0.0%
Thames Water Kemble Finance plc, 4.63%,
05/19/26
(c)
.................... 1,089 1,171,377
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV
3.63%, 04/22/29 ................. USD 1,300 1,209,130
4.38%, 04/22/49 ................. 550 493,741
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 12,302 11,763,788
Globe Telecom, Inc., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
5.53%), 4.20%
(a)(c)(d)
.............. 1,770 1,625,966
Kenbourne Invest SA, 4.70%, 01/22/28
(c)
.. 1,495 1,128,725
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(b)
.............. 882 859,068
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(b)(l)
........ 1,826 557,834
Millicom International Cellular SA
(b)
5.13%, 01/15/28 ................. 1,719 1,535,067
4.50%, 04/27/31 ................. 1,727 1,461,905
Rogers Communications, Inc.
3.80%, 03/15/32
(b)
................ 775 697,597
4.30%, 02/15/48 ................. 588 478,448
4.35%, 05/01/49 ................. 351 289,455
3.70%, 11/15/49 ................. 270 200,630
4.55%, 03/15/52
(b)
................ 1,873 1,574,406
SoftBank Group Corp.
(c)
(USD Swap Rate 5 Year + 4.23%), 6.00%
(a)
(d)
......................... 600 587,820
2.13%, 07/06/24 ................. EUR 1,370 1,413,064
4.50%, 04/20/25 ................. 553 583,128

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
4.75%, 07/30/25 ................. EUR 1,783 $ 1,880,237
Sprint Corp., 7.63%, 03/01/26 ......... USD 2,839 3,002,715
Telefonica Europe BV
(a)(c)(d)
(EUR Swap Annual 8 Year + 2.97%), 3.88% EUR 800 811,245
(EUR Swap Annual 6 Year + 4.32%), 7.13% 900 1,021,241
(EUR Swap Annual 7 Year + 3.35%), 6.14% 2,900 3,098,874
T-Mobile USA, Inc.
2.25%, 02/15/26 ................. USD 1,615 1,496,759
2.05%, 02/15/28 ................. 1,200 1,056,992
2.55%, 02/15/31 ................. 525 445,696
3.50%, 04/15/31 ................. 827 740,041
2.70%, 03/15/32 ................. 249 210,622
4.38%, 04/15/40 ................. 475 429,796
3.00%, 02/15/41 ................. 880 656,232
4.50%, 04/15/50 ................. 109 96,260
3.30%, 02/15/51 ................. 925 665,962
3.40%, 10/15/52 ................. 1,290 941,576
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(c)
................ GBP 900 915,391
4.25%, 01/31/31
(b)
................ USD 493 411,655
4.50%, 07/15/31
(c)
................ GBP 1,204 1,184,141
4.75%, 07/15/31
(b)
................ USD 5,358 4,554,441
Vodafone Group plc
6.15%, 02/27/37 ................. 100 107,534
5.25%, 05/30/48 ................. 722 686,144
(EUR Swap Annual 5 Year + 3.43%),
4.20%, 10/03/78
(a)(c)
............. EUR 732 736,268
(GBP Swap 5 Year + 3.27%), 4.88%,
10/03/78
(a)(c)
.................. GBP 2,138 2,521,554
(EUR Swap Annual 5 Year + 3.00%),
2.63%, 08/27/80
(a)(c)
............. EUR 400 393,192
Series 60NC10, (EUR Swap Annual 5 Year
+ 3.48%), 3.00%, 08/27/80
(a)(c)
...... 400 357,129
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%),
3.25%, 06/04/81
(a)
.............. USD 7,706 6,684,955
61,566,424
Total Corporate Bonds — 30.6%
(Cost: $4,525,111,510) ............................ 4,158,498,335
Equity-Linked Notes
Aerospace & Defense — 0.1%
(b)
JPMorgan Structured Products BV (Airbus SE),
16.14%, 03/13/23 ................ EUR 19 2,343,534
Royal Bank of Canada (BAE Systems plc),
13.52%, 03/13/23 ................ GBP 241 2,549,100
Royal Bank of Canada (Lockheed Martin
Corp.), 11.11%, 02/23/23 ........... USD 2 745,899
Royal Bank of Canada (Raytheon Technologies
Corp.), 18.50%, 02/27/23 ........... 35 3,445,419
9,083,952
Air Freight & Logistics — 0.1%
Citigroup, Inc. (United Parcel Service, Inc.),
12.75%, 03/17/23 ................ 47 8,701,431
Royal Bank of Canada (United Parcel Service,
Inc.), 13.31%, 02/01/23
(b)
........... 36 6,352,162
15,053,593
Airlines — 0.1%
Citigroup, Inc. (Delta Air Lines, Inc.),
10.90%, 03/01/23 ................ 217 8,457,369
Auto Components — 0.0%
BNP Paribas SA (Lear Corp.),
23.16%, 02/23/23
(b)
............... 28 3,659,745
Security
Par (000)
Par (000) Value
Automobiles — 0.2%
(b)
Barclays Bank plc (Tesla, Inc.),
18.70%, 03/13/23 ................ USD 55 $ 9,200,799
Citigroup, Inc. (General Motors Co.)
18.67%, 03/06/23
(b)
............... 78 2,981,784
10.71%, 03/17/23 ................ 195 7,627,087
UBS AG (Ford Motor Co.), 23.30%, 02/03/23 652 8,811,221
28,620,891
Banks — 0.5%
Bank of Montreal (Citizens Financial Group,
Inc.), 22.18%, 03/02/23
(b)
........... 62 2,668,956
Bank of Montreal (Comerica, Inc.),
19.63%, 03/02/23
(b)
............... 15 1,064,958
Bank of Montreal (Wells Fargo & Co.),
20.70%, 02/28/23
(b)
............... 116 5,222,758
Barclays Bank plc (First Citizens BancShares,
Inc.), 14.28%, 02/21/23
(b)
........... 3 2,238,252
Barclays Bank plc (Kotak Mahindra Bank Ltd.),
15.13%, 02/02/23
(b)
............... 8 975,187
Citigroup, Inc. (First Republic Bank),
14.99%, 03/01/23 ................ 62 8,580,058
JPMorgan Structured Products BV (Kotak
Mahindra Bank Ltd.), 22.12%, 03/16/23
(b)(c)
8 975,075
Merrill Lynch International & Co. (Citigroup,
Inc.), 22.02%, 02/23/23
(b)
........... 97 4,615,743
Nomura Bank International plc (Truist Financial
Corp.), 17.74%, 03/03/23 ........... 46 2,225,755
Royal Bank of Canada (Banco Santander SA),
23.21%, 02/09/23
(b)
............... EUR 49 4,771,065
Royal Bank of Canada (Bank of America
Corp.), 14.19%, 03/01/23
(b)
.......... USD 327 11,316,834
UBS AG (JPMorgan Chase & Co.),
10.10%, 03/01/23 ................ 121 16,795,341
61,449,982
Beverages — 0.1%
UBS AG (Coca-Cola Co. (The)),
6.60%, 02/10/23 ................. 213 13,051,560
Capital Markets — 0.2%
BNP Paribas SA (LPL Financial Holdings, Inc.),
12.17%, 02/03/23
(b)
............... 25 5,907,148
Citigroup, Inc. (Goldman Sachs Group, Inc.
(The)), 6.67%, 03/01/23 ............ 23 8,434,865
Citigroup, Inc. (Invesco Ltd.),
28.01%, 03/06/23
(b)
............... 57 1,068,423
Nomura Bank International plc (Blackstone,
Inc.), 15.07%, 03/13/23 ............. 89 8,424,755
23,835,191
Chemicals — 0.1%
BNP Paribas SA (Dow, Inc.), 16.81%, 03/13/23 142 8,373,770
BNP Paribas SA (Mosaic Co. (The)),
19.64%, 02/23/23
(b)
............... 121 5,868,581
Merrill Lynch International & Co. (PPG
Industries, Inc.), 26.05%, 03/09/23
(b)
.... 12 1,531,132
Societe Generale SA (CF Industries Holdings,
Inc.), 21.28%, 02/15/23 ............. 52 4,479,290
20,252,773
Commercial Services & Supplies — 0.0%
BNP Paribas SA (Republic Services, Inc.),
8.01%, 02/10/23
(a)(b)
............... 16 2,005,344

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Communications Equipment — 0.0%
(b)
BNP Paribas SA (Cisco Systems, Inc.),
17.73%, 02/23/23 ................ USD 86 $ 4,146,033
Goldman Sachs International
(Telefonaktiebolaget LM Ericsson),
21.05%, 02/21/23 ................ 91 528,222
4,674,255
Construction Materials — 0.0%
Barclays Bank plc (Vulcan Materials Co.),
13.09%, 02/16/23 ................ 12 2,191,758
Construction & Engineering — 0.0%
JPMorgan Structured Products BV (Vinci SA),
13.86%, 03/09/23
(b)
............... 10 2,314,296
Consumer Finance — 0.1%
Nomura Bank International plc (Ally Financial,
Inc.), 21.86%, 03/03/23 ............. 87 2,821,091
Nomura Bank International plc (Synchrony
Financial), 22.82%, 03/08/23 ......... 152 5,488,915
UBS AG (Capital One Financial Corp.),
25.40%, 03/09/23
(b)
............... 17 1,789,047
10,099,053
Containers & Packaging — 0.1%
Goldman Sachs International (Sealed Air
Corp.), 14.42%, 03/02/23
(b)
.......... 78 4,274,614
JPMorgan Structured Products BV (Graphic
Packaging Holding Co.), 16.25%, 02/01/23 249 5,778,617
10,053,231
Distributors — 0.0%
BNP Paribas SA (Genuine Parts Co.),
11.56%, 02/17/23
(a)(b)
.............. 12 1,995,256
Diversified Financial Services — 0.0%
(b)
Barclays Bank plc (Equitable Holdings, Inc.),
23.03%, 02/16/23 ................ 90 2,677,506
Societe Generale SA (Apollo Global
Management, Inc.), 27.26%, 02/06/23 ... 55 3,744,293
6,421,799
Diversified Telecommunication Services — 0.2%
Citigroup, Inc. (AT&T, Inc.), 7.57%, 03/08/23 . 668 13,624,987
Citigroup, Inc. (Verizon Communications, Inc.),
7.44%, 03/17/23 ................. 79 3,276,148
Mizuho Financial Group, Inc. (Verizon
Communications, Inc.), 13.90%, 03/02/23
(b)
101 4,210,435
UBS AG (AT&T, Inc.), 22.60%, 02/06/23
(b)
.. 104 2,084,683
23,196,253
Electric Utilities — 0.0%
(b)
Barclays Bank plc (American Electric Power
Co., Inc.), 18.35%, 02/23/23 ......... 23 2,145,939
Royal Bank of Canada (Edison International),
13.76%, 02/27/23 ................ 31 2,101,515
UBS AG (Exelon Corp.), 15.40%, 02/06/23 .. 41 1,720,038
5,967,492
Electronic Equipment, Instruments & Components — 0.1%
Royal Bank of Canada (Amphenol Corp.),
9.02%, 03/08/23
(b)
................ 103 8,197,448
Energy Equipment & Services — 0.1%
Citigroup, Inc. (Schlumberger Ltd.),
15.04%, 03/03/23 ................ 47 2,706,870
Royal Bank of Canada (Halliburton Co.),
17.90%, 03/09/23
(b)
............... 110 4,489,053
7,195,923
Security
Par (000)
Par (000) Value
Entertainment — 0.1%
BNP Paribas SA (Walt Disney Co. (The)),
13.06%, 02/09/23
(b)
............... USD 58 $ 5,998,754
Citigroup, Inc. (Netflix, Inc.), 16.17%, 03/03/23 10 3,364,069
9,362,823
Equity Real Estate Investment Trusts (REITs) — 0.1%
(b)
Barclays Bank plc (SL Green Realty Corp.),
32.48%, 02/16/23 ................ 24 862,148
BNP Paribas SA (Host Hotels & Resorts, Inc.),
13.51%, 02/16/23 ................ 151 2,858,185
BNP Paribas SA (Public Storage),
15.14%, 02/23/23 ................ 13 3,924,097
Royal Bank of Canada (Prologis, Inc.),
10.57%, 03/01/23 ................ 66 8,381,899
16,026,329
Food & Staples Retailing — 0.2%
BNP Paribas SA (Walmart, Inc.)
14.05%, 02/02/23
(b)
............... 6 906,478
9.23%, 02/22/23
(b)
................ 93 13,379,260
Citigroup, Inc. (Costco Wholesale Corp.),
11.98%, 03/03/23 ................ 17 8,716,609
JPMorgan Structured Products BV (Walmart,
Inc.), 21.35%, 03/09/23
(b)(c)
.......... 6 906,381
23,908,728
Food Products — 0.1%
Mizuho Financial Group, Inc. (Hershey Co.
(The)), 7.11%, 02/03/23 ............ 19 4,335,919
UBS AG (Kraft Heinz Co. (The)),
12.10%, 02/06/23
(b)
............... 104 4,211,756
UBS AG (Mondelez International, Inc.),
12.90%, 02/16/23
(b)
............... 18 1,160,288
9,707,963
Health Care Equipment & Supplies — 0.1%
(b)
Citigroup, Inc. (Medtronic plc),
11.68%, 03/06/23 ................ 62 5,069,061
Citigroup, Inc. (Zimmer Biomet Holdings, Inc.),
12.26%, 03/06/23 ................ 32 4,054,399
Royal Bank of Canada (Koninklijke Philips NV),
27.66%, 02/09/23 ................ EUR 86 1,322,290
10,445,750
Health Care Providers & Services — 0.7%
Citigroup, Inc. (UnitedHealth Group, Inc.),
10.31%, 03/01/23 ................ USD 34 16,658,354
JPMorgan Structured Products BV (Cigna
Corp.), 14.25%, 02/03/23 ........... 34 10,679,133
JPMorgan Structured Products BV (CVS Health
Corp.), 12.94%, 02/09/23 ........... 17 1,513,421
JPMorgan Structured Products BV (Humana,
Inc.), 16.35%, 02/01/23 ............. 21 10,322,890
Merrill Lynch International & Co. (Cardinal
Health, Inc.), 25.03%, 02/16/23
(b)
...... 41 3,189,831
Merrill Lynch International & Co. (McKesson
Corp.), 12.71%, 02/01/23 ........... 21 7,993,526
Nomura Bank International plc (Elevance
Health, Inc.), 9.95%, 03/08/23 ........ 22 10,864,660
Societe Generale SA (Cigna Corp.),
15.10%, 02/06/23
(b)
............... 10 3,109,155
Societe Generale SA (Humana, Inc.)
19.75%, 02/02/23
(b)
............... 4 2,252,213
20.70%, 03/16/23
(b)
............... 4 2,251,480
Societe Generale SA (Laboratory Corp. of
America Holdings), 18.56%, 02/06/23
(b)
.. 19 4,498,426
Toronto-Dominion Bank (The) (Elevance
Health, Inc.), 12.82%, 03/06/23
(b)
...... 5 2,605,205

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
UBS AG (CVS Health Corp.), 18.50%, 02/08/23 USD 170 $ 15,053,452
90,991,746
Hotels, Restaurants & Leisure — 0.1%
BNP Paribas SA (Expedia Group, Inc.),
17.48%, 02/10/23
(b)
............... 28 3,080,559
Mizuho Financial Group, Inc. (Marriott
International, Inc.), 14.46%, 02/14/23 ... 27 4,625,529
Royal Bank of Canada (Hilton Worldwide
Holdings, Inc.), 11.80%, 02/14/23
(b)
..... 64 9,195,797
16,901,885
Household Durables — 0.0%
Merrill Lynch International & Co. (Newell
Brands, Inc.), 29.02%, 02/16/23
(b)
...... 132 1,788,461
Industrial Conglomerates — 0.0%
JPMorgan Structured Products BV (Siemens
AG), 26.72%, 03/27/23
(b)
............ EUR 8 1,178,382
Insurance — 0.3%
BNP Paribas SA (Admiral Group plc),
10.02%, 03/13/23 ................ USD 97 8,037,636
BNP Paribas SA (Marsh & McLennan Cos.,
Inc.), 8.05%, 03/13/23 ............. 47 8,207,197
BNP Paribas SA (Willis Towers Watson plc),
15.93%, 02/02/23
(b)
............... 16 4,093,042
Goldman Sachs International (Prudential
Financial, Inc.), 22.88%, 03/02/23
(b)
.... 6 583,984
JPMorgan Structured Products BV (Prudential
Financial, Inc.), 16.98%, 03/13/23
(b)
.... GBP 197 3,223,573
JPMorgan Structured Products BV (Willis
Towers Watson plc), 22.92%, 03/16/23
(b)(c)
USD 16 4,092,459
Mizuho Financial Group, Inc. (American
International Group, Inc.), 1.94%, 03/09/23
(b)
66 4,125,355
Mizuho Financial Group, Inc. (Fidelity National
Financial, Inc.), 2.26%, 03/09/23
(b)
..... 86 3,635,289
Mizuho Financial Group, Inc. (MetLife, Inc.),
9.61%, 02/02/23 ................. 57 4,163,011
Societe Generale SA (MetLife, Inc.),
12.82%, 02/02/23 ................ 23 1,656,179
41,817,725
Interactive Media & Services — 0.2%
Societe Generale SA (Alphabet, Inc.),
13.81%, 02/01/23 ................ 121 11,761,810
UBS AG (Alphabet, Inc.), 12.20%, 03/17/23 . 166 16,383,361
28,145,171
Internet & Direct Marketing Retail — 0.1%
BNP Paribas SA (Amazon.com, Inc.),
19.38%, 02/03/23
(b)
............... 56 5,796,360
Citigroup, Inc. (Amazon.com, Inc.),
12.29%, 03/08/23 ................ 84 8,549,646
Societe Generale SA (Amazon.com, Inc.),
22.40%, 02/03/23 ................ 30 2,991,967
17,337,973
IT Services — 0.3%
Bank of Montreal (Fidelity National Information
Services, Inc.), 29.07%, 02/27/23
(b)
..... 57 4,126,412
BNP Paribas SA (Cognizant Technology
Solutions Corp.), 19.84%, 02/23/23
(b)
... 95 5,595,215
BNP Paribas SA (Fiserv, Inc.),
11.57%, 02/08/23
(a)(b)
.............. 53 5,637,499
JPMorgan Structured Products BV (Fiserv,
Inc.), 12.34%, 02/08/23 ............. 17 1,782,268
Mizuho Financial Group, Inc. (Global
Payments, Inc.), 16.31%, 02/10/23 ..... 21 2,282,503
Security
Par (000)
Par (000) Value
IT Services (continued)
Mizuho Financial Group, Inc. (PayPal Holdings,
Inc.), 22.06%, 02/01/23 ............. USD 62 $ 4,942,939
Nomura Bank International plc (Automatic Data
Processing, Inc.), 13.94%, 03/08/23 .... 48 10,794,737
Nomura Bank International plc (Mastercard,
Inc.), 7.84%, 03/13/23 ............. 22 8,071,045
Royal Bank of Canada (SS&C Technologies
Holdings, Inc.), 21.78%, 02/27/23
(b)
..... 61 3,477,649
46,710,267
Life Sciences Tools & Services — 0.2%
Royal Bank of Canada (Danaher Corp.),
11.93%, 03/09/23
(b)
............... 60 16,082,869
Societe Generale SA (Agilent Technologies,
Inc.), 15.10%, 02/23/23 ............. 16 2,407,466
Societe Generale SA (Thermo Fisher Scientific,
Inc.), 15.02%, 02/02/23 ............. 8 4,348,187
22,838,522
Machinery — 0.7%
(b)
Nomura Bank International plc (PACCAR, Inc.),
10.49%, 03/08/23 ................ 49 5,390,288
Royal Bank of Canada (Spirax-Sarco
Engineering plc)
10.87%, 02/07/23
(b)
............... 2 8,275,085
11.06%, 02/14/23
(b)
............... 2 8,268,764
10.81%, 02/22/23
(b)
............... 2 8,379,285
10.32%, 03/03/23
(b)
............... 3 10,846,412
5.87%, 03/10/23 ................. 3 10,746,413
8.99%, 03/13/23
(b)
................ 4 16,415,735
9.41%, 03/20/23
(b)
................ 4 16,413,799
Societe Generale SA (Deere & Co.),
18.63%, 02/17/23 ................ 9 4,016,210
88,751,991
Media — 0.0%
(b)
Royal Bank of Canada (Fox Corp.),
21.30%, 02/27/23 ................ 42 1,355,765
Societe Generale SA (Comcast Corp.),
21.46%, 02/21/23 ................ 109 4,193,817
5,549,582
Multiline Retail — 0.1%
JPMorgan Structured Products BV (Macy's,
Inc.), 22.64%, 02/22/23 ............. 294 7,016,716
Societe Generale SA (Target Corp.),
20.20%, 03/02/23 ................ 25 4,213,507
11,230,223
Multi-Utilities — 0.0%
(b)
Citigroup, Inc. (Public Service Enterprise
Group, Inc.), 9.98%, 03/06/23 ........ 41 2,539,458
JPMorgan Structured Products BV (Sempra
Energy), 11.46%, 03/09/23 .......... 11 1,678,465
4,217,923
Oil, Gas & Consumable Fuels — 0.6%
Barclays Bank plc (APA Corp.),
24.27%, 02/22/23 ................ 111 4,938,978
Barclays Bank plc (Shell plc),
30.57%, 02/09/23
(b)
............... GBP 85 2,470,832
BNP Paribas SA (ConocoPhillips),
23.25%, 02/23/23
(b)
............... USD 11 1,360,961
BNP Paribas SA (Williams Cos., Inc. (The)),
23.02%, 02/02/23
(b)
............... 44 1,419,129
Citigroup, Inc. (Marathon Petroleum Corp.),
14.41%, 03/17/23 ................ 60 7,638,864
JPMorgan Structured Products BV (BP plc),
19.97%, 03/27/23
(b)
............... GBP 1,061 6,316,575

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
JPMorgan Structured Products BV (Williams
Cos., Inc. (The)), 25.20%, 03/16/23
(b)(c)
.. USD 67 $ 2,147,184
Nomura Bank International plc (Valero Energy
Corp.), 14.97%, 03/13/23 ........... 55 7,822,220
Royal Bank of Canada (Exxon Mobil Corp.),
14.77%, 03/17/23 ................ 66 7,632,993
Societe Generale SA (Diamondback Energy,
Inc.), 14.08%, 02/23/23 ............. 41 5,855,143
Societe Generale SA (EQT Corp.),
38.43%, 02/21/23
(b)
............... 71 2,347,935
Societe Generale SA (Exxon Mobil Corp.),
8.94%, 02/01/23 ................. 52 5,931,897
Societe Generale SA (Hess Corp.)
33.84%, 02/02/23
(b)
............... 12 1,681,275
33.60%, 03/09/23
(b)
............... 8 1,231,312
UBS AG (Exxon Mobil Corp.),
15.70%, 03/08/23 ................ 72 8,305,871
UBS AG (Occidental Petroleum Corp.),
17.90%, 02/24/23 ................ 77 4,969,665
UBS AG (Pioneer Natural Resources Co.),
13.90%, 02/16/23 ................ 21 4,817,864
76,888,698
Personal Products — 0.0%
UBS AG (Unilever plc), 17.60%, 03/09/23
(b)
. 73 3,720,506
Pharmaceuticals — 0.3%
BNP Paribas SA (Novo Nordisk A/S),
19.73%, 02/02/23
(b)
............... 11 1,373,763
JPMorgan Structured Products BV (Novo
Nordisk A/S), 22.35%, 03/16/23
(b)(c)
..... 10 1,443,312
Mizuho Financial Group, Inc. (Eli Lilly & Co.),
12.40%, 02/01/23 ................ 30 10,100,213
Royal Bank of Canada (AstraZeneca plc),
20.92%, 03/27/23
(b)
............... GBP 35 4,629,822
Royal Bank of Canada (Bayer AG),
24.39%, 02/09/23
(b)
............... EUR 74 4,324,956
Royal Bank of Canada (Merck & Co, Inc.),
12.43%, 02/23/23
(b)
............... USD 8 831,696
Societe Generale SA (Eli Lilly & Co.),
19.77%, 02/21/23
(b)
............... 2 831,401
UBS AG (Jazz Pharmaceuticals plc),
7.60%, 03/01/23 ................. 28 4,393,134
UBS AG (Merck & Co, Inc.), 14.90%, 02/01/23 99 10,528,489
38,456,786
Professional Services — 0.0%
Royal Bank of Canada (Leidos Holdings, Inc.),
15.12%, 02/27/23
(b)
............... 20 1,998,494
Road & Rail — 0.1%
BNP Paribas SA (CSX Corp.), 8.93%, 03/13/23 271 8,309,057
Nomura Bank International plc (Union Pacific
Corp.), 14.11%, 03/09/23 ........... 32 6,478,332
14,787,389
Semiconductors & Semiconductor Equipment — 0.1%
Citigroup, Inc. (Broadcom, Inc.),
14.84%, 03/06/23
(b)
............... 3 1,513,515
Nomura Bank International plc (Lam Research
Corp.), 10.07%, 03/13/23 ........... 16 8,163,571
Societe Generale SA (Analog Devices, Inc.),
17.42%, 02/16/23 ................ 25 4,289,151
13,966,237
Security
Par (000)
Par (000) Value
Software — 0.4%
Barclays Bank plc (Cadence Design Systems,
Inc.), 20.31%, 02/23/23 ............. USD 26 $ 4,556,490
BNP Paribas SA (Fortinet, Inc.),
16.19%, 02/06/23
(b)
............... 110 5,739,104
BNP Paribas SA (ServiceNow, Inc.),
14.05%, 03/13/23 ................ 24 10,861,860
Citigroup, Inc. (Microsoft Corp.),
16.47%, 03/09/23 ................ 90 22,187,988
Goldman Sachs International (Microsoft Corp.),
20.39%, 02/21/23
(b)
............... 12 2,787,409
JPMorgan Structured Products BV (Paycom
Software, Inc.), 15.13%, 02/08/23
(b)
..... 8 2,634,791
48,767,642
Specialty Retail — 0.3%
Bank of Montreal (Ross Stores, Inc.),
16.33%, 03/02/23
(b)
............... 22 2,623,674
Barclays Bank plc (AutoZone, Inc.),
9.38%, 03/01/23 ................. 3 8,238,917
BNP Paribas SA (Tractor Supply Co.),
16.14%, 03/13/23 ................ 36 8,257,834
Societe Generale SA (O'Reilly Automotive,
Inc.), 10.57%, 02/09/23 ............. 6 5,101,999
UBS AG (O'Reilly Automotive, Inc.),
10.50%, 02/03/23 ................ 11 8,514,836
UBS AG (Ulta Beauty, Inc.), 8.30%, 03/08/23 16 8,312,963
41,050,223
Technology Hardware, Storage & Peripherals — 0.2%
Barclays Bank plc (Apple, Inc.),
13.10%, 02/15/23 ................ 154 22,227,849
Barclays Bank plc (Samsung Electronics Co.
Ltd.), 14.48%, 02/09/23
(b)
........... 1 593,916
Royal Bank of Canada (Apple, Inc.),
11.58%, 03/08/23
(b)
............... 57 8,218,185
31,039,950
Textiles, Apparel & Luxury Goods — 0.0%
UBS AG (Ralph Lauren Corp.),
30.80%, 02/16/23
(b)
............... 24 2,607,205
Tobacco — 0.1%
Barclays Bank plc (Philip Morris International,
Inc.), 13.36%, 02/10/23 ............. 133 13,871,726
Mizuho Financial Group, Inc. (Altria Group,
Inc.), 21.90%, 02/16/23
(b)
........... 56 2,553,782
Royal Bank of Canada (British American
Tobacco plc), 22.52%, 02/09/23
(b)
...... GBP 49 1,883,735
18,309,243
Trading Companies & Distributors — 0.0%
Nomura Bank International plc (Fastenal Co.),
13.85%, 03/03/23 ................ USD 22 1,115,044
Wireless Telecommunication Services — 0.0%
(b)
Barclays Bank plc (Vodafone Group plc),
28.97%, 02/09/23 ................ GBP 2,508 2,830,063
Royal Bank of Canada (Rogers
Communications, Inc.), 19.30%, 02/23/23 CAD 60 2,808,797
5,638,860
Total Equity-Linked Notes — 7.4%
(Cost: $1,000,003,285) ........................... 1,013,034,885

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests
Aerospace & Defense — 0.1%
(a)
Atlas CC Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.25%),
8.98%
,
 05/25/28 ................. USD 1,832 $ 1,602,893
Atlas CC Acquisition Corp., 1st Lien Term
Loan C, (LIBOR USD 3 Month + 4.25%),
8.98%
,
 05/25/28 ................. 374 327,569
Cobham Ultra SeniorCo SARL, Facility Term
Loan B, (LIBOR USD 6 Month + 3.75%),
8.81%
,
 08/03/29 ................. 603 594,888
Dynasty Acquisition Co., Inc., Term Loan B1,
(1 Month CME Term SOFR + 3.50%),
8.16%
,
 04/06/26 ................. 2,387 2,340,030
Dynasty Acquisition Co., Inc., Term Loan B2,
(1 Month CME Term SOFR + 3.50%),
8.16%
,
 04/06/26 ................. 1,283 1,257,855
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 8.32%
,
 02/01/28 2,600 2,583,386
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 12.22%
,
 02/01/29 1,118 1,080,427
TransDigm Inc., Term Loan F, (LIBOR USD 3
Month + 2.25%), 6.98%
,
 12/09/25 ..... 1,959 1,953,431
TransDigm, Inc., Term Loan H, (3 Month CME
Term SOFR + 3.25%), 7.83%
,
 02/22/27 .. 939 940,288
12,680,767
Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 9.56%
,
 04/20/28 2,258 2,316,935
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 8.13%
,
 08/11/28 .......... 2,299 2,295,346
American Airlines, Inc., Term Loan
(LIBOR USD 1 Month + 1.75%),
6.27%, 06/27/25 ............... 1,810 1,772,298
(LIBOR USD 1 Month + 1.75%),
6.30%, 01/29/27 ............... 810 785,183
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 1
Month + 3.00%), 7.51%
,
 12/11/26 ...... 1,003 960,606
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 10.00%
,
 06/21/27 2,965 3,088,474
United AirLines, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 8.57%
,
 04/21/28 2,478 2,472,128
13,690,970
Auto Components — 0.0%
(a)
Adient US LLC, Term Loan B1, (LIBOR USD 1
Month + 3.25%), 7.82%
,
 04/10/28 ..... 922 918,503
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 7.82%
,
 04/30/26 4,014 3,994,155
4,912,658
Automobiles — 0.0%
Dealer Tire Financial, LLC, Term Loan B2,
(1 Month CME Term SOFR + 4.50%),
9.06%
,
 12/14/27
(a)
................ 1,935 1,933,906
Banks — 0.1%
CML Hyatt Lost Pines, Term Loan, (LIBOR USD
1 Month + 3.43%), 6.14%
,
 01/01/28
(a)(h)
.. 10,600 10,363,341
Security
Par (000)
Par (000) Value
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan,
(3 Month CME Term SOFR + 3.25%),
7.93%
,
 01/24/29 ................. USD 5,347 $ 4,906,537
Naked Juice LLC, 2nd Lien Term Loan,
(3 Month CME Term SOFR + 6.00%),
10.68%
,
 01/24/30 ................ 1,845 1,515,206
6,421,743
Building Products — 0.0%
(a)
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month + 3.25%),
7.71%
,
 04/12/28 ................. 342 318,855
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25% -
8.07%
,
 11/23/27 ................. 1,848 1,656,096
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
8.07%
,
 10/02/28 ................. 811 736,838
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, 10/02/28
(o)
............. 145 131,827
Jeld-Wen, Inc., Term Loan, (LIBOR USD 1
Month + 2.25%), 6.82%
,
 07/28/28 ..... 1,313 1,257,853
Wilsonart LLC, Term Loan E, (LIBOR USD 3
Month + 3.25%), 7.98%
,
 12/31/26 ..... 2,032 1,971,890
6,073,359
Capital Markets — 0.2%
(a)
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
9.07%
,
 07/31/26 ................. 1,443 1,431,005
Axalta Coating Systems Dutch Holding B BV,
Facility Term Loan B4, (3 Month CME Term
SOFR + 3.00%), 7.51%
,
 12/20/29 ..... 1,244 1,248,665
Azalea TopCo, Inc., 1st Lien Term Loan
(LIBOR USD 1 Month + 3.50%),
8.07%, 07/24/26 ............... 1,664 1,587,679
(LIBOR USD 1 Month + 3.75%),
8.32%, 07/24/26 ............... 782 742,919
Castlelake Aviation One DAC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
7.52%
,
 10/22/26 ................. 1,596 1,594,024
CML Paradise Plaza, Term Loan, (LIBOR
USD 3 Month + 3.60%), 0.00% -
7.88%
,
 01/01/28
(h)
................ 9,420 9,105,252
Focus Financial Partners LLC, Term Loan
B4, (1 Month CME Term SOFR + 2.50%),
7.06%
,
 06/30/28 ................. 1,621 1,618,784
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 7.82%
,
 04/12/24 .... 975 955,359
Ion Trading Finance Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 9.48%
,
 04/01/28 717 693,058
Mercury Borrower, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
8.25%
,
 08/02/28 ................. 2,322 2,244,082
Mercury Borrower, Inc., 2nd Lien Term Loan,
08/02/29
(o)
..................... 556 494,830
21,715,657
Chemicals — 0.2%
(a)
ARC Falcon I, Inc., Delayed Draw Term Loan,
09/30/28
(o)
..................... 165 147,470
ARC Falcon I, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 8.32%
,
 09/30/28 ..... 1,121 1,000,065

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Chemicals (continued)
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
8.30%
,
 11/24/27 ................. USD 943 $ 933,827
Ascend Performance Materials Operations
LLC, Term Loan, (6 Month CME Term SOFR
+ 4.75%), 8.83%
,
 08/27/26 .......... 2,539 2,499,524
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
8.48%
,
 12/29/27
(h)
................ 860 700,645
Discovery Purchaser Corp., 1st Lien Term
Loan, (3 Month CME Term SOFR + 4.38%),
8.96%
,
 10/04/29 ................. 1,712 1,635,319
Ecovyst Catalyst Technologies LLC, Term
Loan, (LIBOR USD 3 Month + 2.50%),
7.33%
,
 06/09/28 ................. 1,631 1,627,249
Element Solutions, Inc., Term Loan B1,
(1 Month CME Term SOFR + 2.00%),
6.55%
,
 01/31/26 ................. 2,203 2,200,887
Herens Holdco SARL, Facility Term Loan
B, (LIBOR USD 3 Month + 4.00%),
8.73%
,
 07/03/28 ................. 1,390 1,333,049
LSF11 A5 Holdco LLC, Term Loan, 10/15/28
(o)
1,640 1,587,733
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
8.07%
,
 06/30/27 ................. 1,009 986,424
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
7.23%
,
 03/02/26 ................. 1,775 1,769,917
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 7.82%
,
 05/15/24 ........... 1,613 1,609,996
Oxea Holding Vier GMBH, Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
7.88%
,
 10/14/24 ................. 1,881 1,824,278
Sparta US HoldCo LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
7.82%
,
 08/02/28 ................. 1,312 1,305,965
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 8.50%
,
 09/22/28 860 854,167
22,016,515
Commercial Services & Supplies — 0.2%
(a)
Allied Universal Holdco LLC, Term Loan,
(1 Month CME Term SOFR + 3.75%),
8.41%
,
 05/12/28 ................. 2,906 2,798,235
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (3 Month CME Term
SOFR + 4.00%), 7.56% - 8.76%
,
 02/15/29
(h)
1,395 1,372,321
Aramark Intermediate HoldCo Corp., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
6.32%
,
 03/11/25 ................. 1,950 1,934,965
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 6.32%
,
 09/07/27 2,265 2,261,841
Covanta Holding Corp., Term Loan B, (1
Month CME Term SOFR + 2.50%),
7.06%
,
 11/30/28 ................. 1,886 1,886,329
Covanta Holding Corp., Term Loan C, (1
Month CME Term SOFR + 2.50%),
7.06%
,
 11/30/28 ................. 142 142,366
GFL Environmental Inc., Term Loan, 05/28/27
(o)
1,270 1,271,975
LABL, Inc., Term Loan, (LIBOR USD 1 Month +
5.00%), 9.57%
,
 10/29/28 ........... 1,355 1,319,430
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
PECF USS Intermediate Holding III Corp.,
Term Loan, (LIBOR USD 1 Month + 4.25%),
8.82%
,
 12/15/28 ................. USD 1,179 $ 1,004,995
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
2.75%), 7.52%
,
 09/23/26 ........... 1,949 1,946,551
Tempo Acquisition LLC, Term Loan B1,
(1 Month CME Term SOFR + 3.00%),
7.56%
,
 08/31/28 ................. 5,107 5,110,239
TruGreen LP, 1st Lien Term Loan, (LIBOR USD
1 Month + 4.00%), 8.57%
,
 11/02/27 .... 1,756 1,625,056
Viad Corp., Term Loan, (1 Month CME Term
SOFR + 5.00%), 9.68%
,
 07/30/28 ..... 1,332 1,259,196
23,933,499
Communications Equipment — 0.0%
(a)
Ciena Corporation, Term Loan, 01/18/30
(h)(o)
. 235 234,706
ViaSat, Inc., Term Loan, (1 Month CME Term
SOFR + 4.50%), 9.18%
,
 03/02/29 ..... 1,807 1,803,509
2,038,215
Construction & Engineering — 0.1%
(a)
Brand Industrial Services, Inc., Term Loan,
(LIBOR USD 3 Month + 4.25%), 9.06% -
9.07%
,
 06/21/24 ................. 2,554 2,379,782
Hilton Washington Dupont Hotel, Term
Loan, (LIBOR USD 1 Month + 2.50%),
3.50%
,
 12/31/00
(h)
................ 14,555 13,671,174
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 7.57%
,
 01/21/28 ........... 981 977,026
USIC Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
8.07%
,
 05/12/28 ................. 1,325 1,285,729
18,313,711
Construction Materials — 0.0%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 6.57%
,
 01/15/27 ........... 1,623 1,620,240
New AMI I LLC, 1st Lien Term Loan, (1
Month CME Term SOFR + 6.00%),
10.56%
,
 03/08/29 ................ 1,578 1,355,107
Oscar AcquisitionCo LLC, Term Loan B,
(3 Month CME Term SOFR + 4.50%),
9.18%
,
 04/29/29 ................. 1,182 1,143,172
Standard Industries, Inc., Term Loan, (LIBOR
USD 3 Month + 2.25%), 6.43%
,
 09/22/28 1,284 1,282,649
TAMKO Building Products LLC, Term Loan, (3
Month CME Term SOFR + 3.00%), 7.73% -
7.78%
,
 05/29/26 ................. 847 834,769
6,235,937
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
8.32%
,
 12/01/27 ................. 3,494 3,470,610
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
7.82%
,
 04/03/24 ................. 2,493 2,468,322
Mauser Packaging Solutions Holding Co., Term
Loan B, 08/31/26
(o)
................ 1,091 1,080,090
Pactiv Evergreen, Inc., Term Loan B2, (LIBOR
USD 1 Month + 3.25%), 7.82%
,
 02/05/26 995 992,688
Tosca Services LLC, Term Loan, (1 Month CME
Term SOFR + 3.50%), 8.18%
,
 08/18/27 .. 1,218 978,759

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Trident TPI Holdings, Inc., Term Loan
B3, (LIBOR USD 3 Month + 4.00%),
8.73%
,
 09/15/28 ................. USD 1,355 $ 1,327,336
10,317,805
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 3.75%), 8.58%
,
 10/28/27
(a)
1,327 1,214,532
Diversified Consumer Services — 0.1%
(a)
Ascend Learning LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
8.07%
,
 12/11/28 ................. 1,669 1,589,010
Ascend Learning LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
10.32%
,
 12/10/29 ................ 1,629 1,408,498
Bright Horizons Family Solutions LLC, Term
Loan B, (1 Month CME Term SOFR +
2.25%), 6.93%
,
 11/24/28 ............ 1,649 1,645,461
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.50%), 9.33%
,
 01/15/27 ........... 2,773 2,758,953
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
8.73%
,
 07/30/25 ................. 993 977,986
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 9.73%
,
 09/01/25 ..... 3,907 2,642,241
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.00%),
7.57%
,
 02/05/26 ................. 2,337 2,273,769
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
8.57%
,
 01/08/27 ................. 1,322 1,272,998
14,568,916
Diversified Financial Services — 0.9%
(a)
Belron Finance LLC, Term Loan, (LIBOR USD
3 Month + 2.25%), 7.06%
,
 10/30/26 .... 1,292 1,290,261
Belron Group SA, Term Loan, (LIBOR USD 3
Month + 2.50%), 7.38%
,
 04/13/28 ..... 788 786,315
CML ST Regis Aspen, Term Loan, (LIBOR
USD 3 Month + 2.90%), 0.00% -
6.69%
,
 01/01/28
(h)
................ 11,991 11,501,049
Colorado Plaza, Term Loan, (LIBOR USD 1
Month + 0.00%), 0.00%
,
 05/15/24
(f)(h)(m)
.. 7,906 3,969,883
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (1 Month CME Term SOFR + 3.75%),
8.31%
,
 04/09/27 ................. 4,529 4,374,173
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
11.32%
,
 04/07/28 ................ 1,440 1,355,400
Houston Center, Term Loan, (LIBOR USD 1
Month + 2.10%), 0.00% - 5.97%
,
 01/09/24
(h)
42,968 41,299,085
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
6.82%
,
 03/24/25 ................. 2,438 2,393,297
Park Avenue Tower, Term Loan, (LIBOR USD 1
Month + 2.05%), 0.00% - 7.07%
,
 12/31/00
(h)
31,329 30,620,969
Sheraton Austin, Term Loan, (LIBOR USD 3
Month + 3.48%), 0.00% - 7.60%
,
 01/01/28
(h)
8,491 8,174,686
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.75%),
7.58%
,
 12/11/26 ................. 3,147 3,023,103
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
The Vinoy St. Petersburg, Term Loan,
(LIBOR USD 1 Month + 2.55%), 0.00% -
5.93%
,
 01/01/38
(h)
................ USD 11,255 $ 10,821,935
Travelport Finance SARL, 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.00%),
9.73%
,
 05/29/26 ................. 1,314 823,211
UPC Financing Partnership, Facility Term
Loan AX, (LIBOR USD 1 Month + 2.93%),
7.38%
,
 01/31/29 ................. 646 644,708
White Cap Supply Holdings LLC, Term Loan,
(1 Month CME Term SOFR + 3.75%),
8.31%
,
 10/19/27 ................. 1,287 1,273,921
122,351,996
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, Term Loan
(LIBOR USD 3 Month + 2.75%),
6.83%, 07/15/25 ............... 941 927,226
(LIBOR USD 3 Month + 2.75%),
7.58%, 01/31/26 ............... 461 450,962
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 8.65%
,
 08/14/26
(h)
... 1,904 1,832,531
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 7.71%
,
 11/30/27 . 200 198,021
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 8.07%
,
 12/11/26 .... 5,649 5,602,193
Consolidated Communications, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.50%),
8.06%
,
 10/02/27 ................. 1,328 1,193,345
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
8.50%
,
 05/01/28 ................. 1,341 1,312,515
Iridium Satellite LLC, Term Loan B2, (1
Month CME Term SOFR + 2.50%),
7.16%
,
 11/04/26 ................. 2,077 2,075,791
Level 3 Financing, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 6.32%
,
 03/01/27 1,115 1,094,796
Numericable US LLC, Term Loan B14,
08/15/28
(o)
..................... 1,780 1,737,823
Orbcomm, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.25%), 8.82% -
8.98%
,
 09/01/28 ................. 1,176 940,890
Radiate Holdco LLC, Term Loan, (LIBOR USD
1 Month + 3.25%), 7.82%
,
 09/25/26 .... 2,673 2,224,934
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
6.96%
,
 01/31/28 ................. 462 459,463
Virgin Media Bristol LLC, Facility Term Loan
Q, (LIBOR USD 1 Month + 3.25%),
7.71%
,
 01/31/29 ................. 795 794,754
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 7.57%
,
 03/09/27 4,509 3,773,331
24,618,575
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan B, (LIBOR USD 1 Month + 2.00%),
6.57%
,
 01/15/25 ................. 781 779,785
Edgewater Generation LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
8.32%
,
 12/13/25 ................. 325 309,605
1,089,390

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Electrical Equipment — 0.0%
(a)
Arcline FM Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.75%),
9.48%
,
 06/23/28 ................. USD 1,668 $ 1,588,423
AZZ, Inc., Term Loan, (1 Month CME Term
SOFR + 4.25%), 8.91%
,
 05/13/29 ..... 602 601,707
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.00%), 7.57%
,
 02/12/25 545 540,355
2,730,485
Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., Term Loan B, (LIBOR USD 1
Month + 2.75%), 7.32%
,
 07/02/29
(a)
.... 1,274 1,267,563
Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, Term Loan
(a)
(LIBOR USD 1 Month + 3.00%),
7.57%, 06/28/24 ............... 41 25,260
(LIBOR USD 1 Month + 1.00%),
5.38%, 06/30/25 ............... 402 215,657
240,917
Entertainment — 0.2%
(a)
AMC Entertainment Holdings, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.00%),
7.43%
,
 04/22/26 ................. 1,786 1,053,571
City Football Group Ltd., Term Loan, (LIBOR
USD 1 Month + 3.00%), 7.51%
,
 07/21/28 1,720 1,651,370
Creative Artists Agency LLC, Term Loan,
11/27/26
(o)
..................... 293 293,111
Formula One Management Ltd., 1st Lien
Facility Term Loan B, (1 Month CME Term
SOFR + 3.25%), 7.81%
,
 01/15/30 ..... 1,308 1,310,995
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
8.07%
,
 07/03/24 ................. 2,946 2,938,789
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
6.31%
,
 10/19/26 ................. 4,465 4,399,706
NASCAR Holdings LLC, Term Loan, (LIBOR
USD 1 Month + 2.50%), 7.07%
,
 10/19/26 502 502,091
Playtika Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 7.32%
,
 03/13/28 1,947 1,928,338
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.82%
,
 05/30/25 ................. 317 310,980
SMG US Midco 2, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.50%),
7.33%
,
 01/23/25 ................. 1,318 1,312,901
UFC Holdings LLC, 1st Lien Term Loan
B3, (LIBOR USD 3 Month + 2.75%),
7.57%
,
 04/29/26 ................. 1,641 1,631,683
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 7.32%
,
 05/18/25 ..... 3,301 3,277,655
WMG Acquisition Corp., Term Loan G, (LIBOR
USD 1 Month + 2.13%), 6.69%
,
 01/20/28 2,952 2,945,138
23,556,328
Equity Real Estate Investment Trusts (REITs) — 0.0%
RHP Hotel Properties LP, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 6.57%
,
 05/11/24
(a)
2,237 2,232,820
Food & Staples Retailing — 0.0%
US Foods, Inc., Term Loan B
(a)
(LIBOR USD 1 Month + 2.00%),
6.57%, 09/13/26 ............... 1,687 1,681,890
Security
Par (000)
Par (000) Value
Food & Staples Retailing (continued)
(LIBOR USD 1 Month + 2.75%),
7.32%, 11/22/28 ............... USD 1,051 $ 1,050,973
2,732,863
Food Products — 0.1%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
8.32%
,
 10/01/25 ................. 1,802 1,556,188
B&G Foods, Inc., Term Loan B4, (LIBOR USD
1 Month + 2.50%), 7.07%
,
 10/10/26 .... 199 189,885
Chobani LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 8.07%
,
 10/25/27 ..... 4,010 3,983,952
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
6.82%
,
 01/29/27 ................. 4,004 3,961,480
H-Food Holdings LLC, Term Loan, 05/23/25
(o)
380 352,190
Hostess Brands LLC, 1st Lien Term Loan
B, (LIBOR USD 3 Month + 2.25%),
7.08%
,
 08/03/25 ................. 1,507 1,506,253
Nomad Foods Ltd., Facility Term Loan B2,
(3 Month CME Term SOFR + 3.75%),
8.23%
,
 11/12/29 ................. 798 799,056
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
8.33%
,
 06/08/28 ................. 1,652 1,621,548
Triton Water Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
8.23%
,
 03/31/28 ................. 2,401 2,282,117
Utz Quality Foods LLC, 1st Lien Term Loan,
(1 Month CME Term SOFR + 3.00%),
7.67%
,
 01/20/28 ................. 2,915 2,908,294
19,160,963
Health Care Equipment & Supplies — 0.1%
(a)
Chariot Buyer LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 7.82%
,
 11/03/28 . 2,645 2,550,037
Insulet Corp., Term Loan B, (1 Month CME
Term SOFR + 3.25%), 7.93%
,
 05/04/28 .. 889 887,792
Medline Borrower LP, Term Loan, (LIBOR USD
1 Month + 3.25%), 7.82%
,
 10/23/28 .... 5,262 5,103,758
8,541,587
Health Care Providers & Services — 0.1%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.82%
,
 09/29/28 ................. 1,627 1,615,028
CNT Holding I Corp., 1st Lien Term Loan,
(3 Month CME Term SOFR + 3.50%),
8.13%
,
 11/08/27 ................. 1,592 1,570,143
Electron Bidco, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.00%),
7.57%
,
 11/01/28 ................. 2,302 2,286,578
Envision Healthcare Corp., Term Loan
(3 Month CME Term SOFR + 4.25%),
8.83%, 03/31/27 ............... 1,852 736,162
(3 Month CME Term SOFR + 7.88%),
12.61%, 03/31/27 .............. 353 307,689
EyeCare Partners LLC, 1st Lien Term Loan
(LIBOR USD 3 Month + 3.75%),
8.48%, 02/18/27 ............... 1,337 1,111,815
(LIBOR USD 3 Month + 3.75%),
8.48%, 11/15/28 ............... 416 345,651
EyeCare Partners LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
11.48%
,
 11/15/29 ................. 611 493,624

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
MED ParentCo. LP, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%),
8.82%
,
 08/31/26 ................. USD 1,847 $ 1,653,698
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
8.07%
,
 11/01/28 ................. 1,330 1,282,618
Medical Solutions Holdings, Inc., 2nd Lien
Term Loan, (LIBOR USD 1 Month + 7.00%),
11.57%
,
 11/01/29 ................. 404 369,660
Option Care Health, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
7.32%
,
 10/27/28 ................. 1,613 1,612,133
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
8.07%
,
 02/14/25 ................. 73 69,642
Surgery Center Holdings, Inc., Term
Loan, (LIBOR USD 1 Month + 3.75%),
8.21%
,
 08/31/26 ................. 604 602,313
Vizient, Inc., Term Loan B7, (1 Month CME
Term SOFR + 2.25%), 6.86%
,
 05/16/29 .. 349 349,332
14,406,086
Health Care Technology — 0.1%
(a)
Athenahealth Group, Inc., Delayed Draw Term
Loan, 02/15/29
(o)
................. 392 370,974
Athenahealth Group, Inc., Term Loan, (1
Month CME Term SOFR + 3.50%),
8.01%
,
 02/15/29 ................. 3,201 3,027,395
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.00%),
8.73%
,
 06/02/28 ................. 3,410 3,235,855
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 8.57%
,
 08/27/25 2,737 2,729,510
9,363,734
Hotels, Restaurants & Leisure — 0.5%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
6.32%
,
 11/19/26 ................. 2,969 2,932,791
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
8.32%
,
 02/02/26 ................. 719 660,574
Bally's Corp., Facility Term Loan B, (LIBOR
USD 1 Month + 3.25%), 7.71%
,
 10/02/28 1,001 961,212
Caesars Entertainment, Inc., Term Loan B,
02/06/30
(o)
..................... 1,232 1,230,288
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Week + 2.75%),
7.32%
,
 12/23/24 ................. 2,458 2,454,885
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Week + 3.50%),
8.07%
,
 07/21/25 ................. 89 88,631
Carnival Corp., Term Loan, (LIBOR USD 1
Month + 3.00%), 7.57%
,
 06/30/25 ..... 2,321 2,280,845
Churchill Downs, Inc., Term Loan B, (LIBOR
USD 1 Month + 2.00%), 6.57%
,
 03/17/28 1,671 1,658,957
CML La Quinta Resort, Term Loan, (LIBOR
USD 1 Month + 3.00%), 0.00% -
3.44%
,
 01/01/38
(h)
................ 8,807 8,507,935
CML Lake Tahoe Resort Hotel, Term Loan,
(LIBOR USD 1 Month + 2.90%), 0.00% -
6.10%
,
 01/01/38
(h)
................ 5,272 5,071,892
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
7.73%
,
 03/08/24 ................. USD 4,200 $ 3,244,594
Fertitta Entertainment LLC, Term Loan B,
(1 Month CME Term SOFR + 4.00%),
8.56%
,
 01/27/29 ................. 5,283 5,215,909
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 2.25%), 6.98%
,
 07/21/26 2,065 2,060,211
Flutter Entertainment plc, Term Loan B,
(3 Month CME Term SOFR + 3.25%),
8.09%
,
 07/22/28 ................. 1,948 1,950,806
Four Seasons Holdings, Inc., Term Loan,
(1 Month CME Term SOFR + 3.25%),
7.91%
,
 11/30/29 ................. 3,687 3,700,374
Hilton Worldwide Finance LLC, Term Loan
B2, (1 Month CME Term SOFR + 1.75%),
6.38%
,
 06/22/26 ................. 3,294 3,288,236
IRB Holding Corp., Term Loan B
(LIBOR USD 1 Month + 2.75%),
7.32%, 02/05/25 ............... 2,644 2,638,290
 12/15/27
(o)
..................... 698 690,279
Light and Wonder International, Inc., Term Loan
B, (1 Month CME Term SOFR + 3.00%),
7.58%
,
 04/14/29 ................. 1,379 1,373,898
Packers Holdings LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 7.71%
,
 03/09/28 1,493 1,379,634
Penn National Gaming, Inc., Facility Term Loan
B, (1 Month CME Term SOFR + 2.75%),
7.41%
,
 05/03/29 ................. 1,948 1,945,719
Playa Resorts Holding BV, Term Loan,
(1 Month CME Term SOFR + 4.25%),
8.73%
,
 01/05/29 ................. 486 482,267
Seaworld Parks & Entertainment, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
7.63%
,
 08/25/28 ................. 1,117 1,112,333
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
6.82%
,
 02/08/27 ................. 2,384 2,363,841
Whatabrands LLC, Term Loan B, (LIBOR USD
1 Month + 3.25%), 7.82%
,
 08/03/28 .... 2,548 2,517,831
Wyndham Hotels & Resorts, Inc., Term
Loan B, (LIBOR USD 1 Month + 1.75%),
6.32%
,
 05/30/25 ................. 913 912,160
60,724,392
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 4.25%), 8.98%
,
 05/17/28 1,621 1,303,005
Hunter Douglas Holding BV, Term Loan B1,
(3 Month CME Term SOFR + 3.50%),
7.86%
,
 02/26/29 ................. 2,925 2,674,364
Serta Simmons Bedding LLC, Term Loan
(LIBOR USD 3 Month + 7.50%),
12.27%, 08/10/23 .............. 1,902 1,478,531
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
8.75%
,
 10/06/28 ................. 640 545,540
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 1 Month + 3.25%),
7.82%
,
 10/30/27 ................. 2,544 2,220,559
8,221,999

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Household Products — 0.0%
(a)
Diamond (BC) BV, Term Loan, (LIBOR USD 1
Month + 2.75%), 7.32% - 7.58%
,
 09/29/28 USD 1,867 $ 1,844,473
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 6.57% -
6.74%
,
 03/03/28 ................. 838 836,330
2,680,803
Independent Power and Renewable Electricity Producers — 0.0%
Constellation Renewables LLC, Term
Loan, (LIBOR USD 3 Month + 2.50%),
7.24%
,
 12/15/27
(a)
................ 1,477 1,473,425
Insurance — 0.2%
(a)
Alliant Holdings Intermediate LLC, Term Loan
(LIBOR USD 1 Month + 3.25%),
7.82%, 05/09/25 ............... 3,816 3,810,059
Alliant Holdings Intermediate LLC, Term
Loan B4, (LIBOR USD 1 Month + 3.50%),
8.01%
,
 11/05/27 ................. 2,001 1,996,682
AmWINS Group, Inc., Term Loan, (LIBOR USD
1 Month + 2.25%), 6.82%
,
 02/19/28 .... 2,937 2,916,173
AssuredPartners, Inc., Term Loan
(LIBOR USD 1 Month + 3.50%),
8.07%, 02/12/27 ............... 3,775 3,729,449
Hub International Ltd., Term Loan
(LIBOR USD 3 Month + 3.00%), 7.68% -
7.82%, 04/25/25 ............... 1,599 1,595,864
(3 Month CME Term SOFR + 4.00%),
8.22%, 11/10/29 ............... 774 773,079
Hub International Ltd., Term Loan B3,
(LIBOR USD 3 Month + 3.25%), 7.95% -
8.06%
,
 04/25/25 ................. 4,739 4,732,243
Ryan Specialty Group LLC, Term Loan,
(1 Month CME Term SOFR + 3.00%),
7.66%
,
 09/01/27 ................. 2,251 2,244,159
Sedgwick Claims Management Services, Inc.,
Term Loan
(LIBOR USD 1 Month + 3.25%),
7.82%, 12/31/25 ............... 797 793,204
(LIBOR USD 1 Month + 3.75%),
8.32%, 09/03/26 ............... 944 941,969
(LIBOR USD 1 Month + 4.25%),
8.82%, 09/03/26 ............... 513 512,785
USI, Inc., Term Loan
(LIBOR USD 3 Month + 3.25%),
7.98%, 12/02/26 ............... 784 783,489
(3 Month CME Term SOFR + 3.75%),
8.33%, 11/22/29 ............... 3,214 3,213,102
28,042,257
Interactive Media & Services — 0.1%
(a)
Adevinta ASA, Facility Term Loan B2, (LIBOR
USD 3 Month + 2.75%), 7.48%
,
 06/26/28 1,580 1,577,515
Camelot US Acquisition 1 Co., Term Loan
(LIBOR USD 1 Month + 3.00%),
7.52%, 10/30/26 ............... 4,373 4,364,223
GoodRx, Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 7.32%
,
 10/10/25 .... 655 645,787
Grab Holdings, Inc., Term Loan, (LIBOR USD 1
Month + 4.50%), 9.07%
,
 01/29/26 ..... 2,287 2,263,609
8,851,134
Security
Par (000)
Par (000) Value
Internet & Direct Marketing Retail — 0.0%
(a)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (LIBOR USD 1 Month + 3.25%),
7.80%
,
 11/24/28 ................. USD 1,592 $ 1,587,720
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 8.07%
,
 02/12/27 ........... 3,400 2,847,345
Pug LLC, Term Loan B2, (LIBOR USD 1 Month
+ 4.25%), 8.82%
,
 02/12/27
(h)
......... 432 362,492
4,797,557
IT Services — 0.1%
(a)
Applied Systems, Inc., 2nd Lien Term Loan,
(3 Month CME Term SOFR + 6.75%),
11.33%
,
 09/17/27 ................ 805 802,987
Asurion LLC, 2nd Lien Term Loan B3, (LIBOR
USD 1 Month + 5.25%), 9.82%
,
 01/31/28 1,906 1,582,933
Asurion LLC, 2nd Lien Term Loan B4, (LIBOR
USD 1 Month + 5.25%), 9.82%
,
 01/20/29 1,418 1,183,151
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 7.82%
,
 12/23/26 ..... 1,495 1,427,389
FleetCor Technologies Operating Co. LLC,
Term Loan B4, (LIBOR USD 1 Month +
1.75%), 6.32%
,
 04/28/28 ........... 1,087 1,082,484
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
8.73%
,
 10/01/27 ................. 2,640 2,573,642
Go Daddy Operating Co. LLC, Term Loan,
(1 Month CME Term SOFR + 3.25%),
7.81%
,
 11/09/29 ................. 1,406 1,409,698
Go Daddy Operating Co. LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
6.57%
,
 08/10/27 ................. 1,581 1,577,213
Maximus, Inc., Term Loan B, (1 Month
CME Term SOFR + 2.00%), 0.00% -
6.66%
,
 05/28/28 ................. 644 640,605
Venga Finance SARL, Term Loan, (LIBOR USD
3 Month + 4.75%), 9.48%
,
 06/28/29 .... 1,026 968,326
VS Buyer LLC, Term Loan, (LIBOR USD 3
Month + 2.00%), 7.70%
,
 02/28/27 ..... 3,270 3,239,503
WEX, Inc., Term Loan B, (LIBOR USD 1 Month
+ 2.25%), 6.82%
,
 03/31/28 .......... 1,032 1,028,148
17,516,079
Leisure Products — 0.0%
Fender Musical Instruments Corp., Term Loan,
(1 Month CME Term SOFR + 4.00%),
8.58%
,
 12/01/28
(a)(h)
............... 1,105 955,602
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.25%), 6.82%
,
 11/08/27 . 2,178 2,175,920
Curia Global, Inc., First Lien Term Loan,
(LIBOR USD 1 Month + 3.75%), 8.41% -
8.53%
,
 08/30/26 ................. 201 172,619
eResearchTechnology, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
9.07%
,
 02/04/27 ................. 1,996 1,865,097
ICON plc, Term Loan
(LIBOR USD 3 Month + 2.25%),
7.00%, 07/03/28 ............... 3,251 3,249,847
Maravai Intermediate Holdings LLC, Term Loan
B, (3 Month CME Term SOFR + 3.00%),
7.63%
,
 10/19/27 ................. 2,270 2,261,333

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
Phoenix Newco, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.82%
,
 11/15/28 ................. USD 3,271 $ 3,242,089
12,966,905
Machinery — 0.2%
(a)
Albion Financing 3 SARL, Term Loan, (LIBOR
USD 3 Month + 5.25%), 9.57%
,
 08/17/26 1,466 1,411,246
Columbus McKinnon Corp., Term Loan, (LIBOR
USD 3 Month + 2.75%), 7.50%
,
 05/14/28 370 368,885
Filtration Group Corp., Term Loan
(LIBOR USD 1 Month + 3.00%),
7.57%, 03/31/25 ............... 1,977 1,972,372
(LIBOR USD 1 Month + 3.50%),
8.07%, 10/21/28 ............... 1,630 1,620,858
Fluidra SA, Term Loan, (1 Month CME Term
SOFR + 2.00%), 6.66%
,
 01/29/29 ..... 553 545,801
Gardner Denver, Inc., Term Loan B2, (1
Month CME Term SOFR + 1.75%),
6.41%
,
 03/01/27 ................. 1,099 1,094,830
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.50%), 7.07%
,
 03/31/27 .... 2,368 2,357,384
Husky Injection Molding Systems Ltd., Term
Loan, (LIBOR USD 3 Month + 3.00%),
8.15%
,
 03/28/25 ................. 3,267 3,180,761
Ingersoll-Rand Services Co., Term Loan B1,
(1 Month CME Term SOFR + 1.75%),
6.41%
,
 03/01/27 ................. 2,265 2,256,016
Madison IAQ LLC, Term Loan, (LIBOR USD 3
Month + 3.25%), 7.99%
,
 06/21/28 ..... 2,330 2,225,828
SPX Flow, Inc., Term Loan, (1 Month CME
Term SOFR + 4.50%), 9.16%
,
 04/05/29 .. 1,758 1,691,096
TK Elevator Midco GmbH, Facility Term
Loan B1, (LIBOR USD 6 Month + 3.50%),
6.87%
,
 07/30/27 ................. 2,928 2,872,835
Vertiv Group Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 7.32%
,
 03/02/27 .... 2,049 2,038,660
23,636,572
Media — 0.2%
AVSC Holding Corp., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.25%),
7.88%
,
 03/03/25
(a)
................ 1,403 1,311,724
AVSC Holding Corp., 1st Lien Term Loan B3,
15.00%
,
 10/15/26
(p)
............... 1,105 1,158,177
Cable One, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.00%), 6.57%
,
 05/03/28
(a)
.... 1,228 1,213,199
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
6.32%
,
 04/30/25
(a)
................ 1,569 1,565,811
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
8.07% - 8.33%
,
 08/21/26
(a)
.......... 3,115 2,958,010
CMG Media Corp., 1st Lien Term Loan
B, (LIBOR USD 3 Month + 3.50%),
8.23%
,
 12/17/26
(a)
................ 1,033 977,784
Cogeco Communications Finance LP, Term
Loan B, (LIBOR USD 1 Month + 2.50%),
7.07%
,
 09/01/28
(a)
................ 1,624 1,607,355
CSC Holdings LLC, Term Loan
(a)
(LIBOR USD 1 Month + 2.25%),
6.71%, 07/17/25 ............... 1,015 978,228
(LIBOR USD 1 Month + 2.50%),
6.96%, 04/15/27 ............... 1,431 1,325,869
Security
Par (000)
Par (000) Value
Media (continued)
DirecTV Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 9.57%
,
 08/02/27
(a)
USD 2,409 $ 2,365,343
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
7.75%
,
 11/12/27
(a)
................ 1,305 1,290,354
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.82%
,
 12/01/23
(a)
................ 1,639 1,098,112
Midcontinent Communications, Term Loan,
(1 Month CME Term SOFR + 1.75%),
6.31%
,
 08/15/26
(a)(h)
............... 1,171 1,167,891
Nexstar Media, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.50%), 7.07%
,
 09/18/26
(a)
509 509,179
Sinclair Television Group, Inc., Term Loan
B3, (LIBOR USD 1 Month + 3.00%),
7.57%
,
 04/01/28
(a)
................ 675 660,942
Voyage Digital Ltd., 1st Lien Term Loan,
(3 Month CME Term SOFR + 4.50%),
8.78%
,
 05/11/29
(a)(h)
............... 1,525 1,521,522
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
6.96%
,
 04/30/28
(a)
................ 1,197 1,186,155
22,895,655
Multiline Retail — 0.0%
(a)
New SK Holdco Sub LLC, Term Loan, (1
Month CME Term SOFR + 6.75%),
11.33%
,
 06/30/27 ................ 1,672 1,428,305
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.75%),
8.26%
,
 12/21/27
(h)
................ 687 652,429
2,080,734
Oil, Gas & Consumable Fuels — 0.1%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 13.82%
,
 11/01/25 ........... 2,183 2,313,980
Freeport LNG investments LLLP, Term
Loan B, (LIBOR USD 3 Month + 3.50%),
8.31%
,
 12/21/28 ................. 3,726 3,609,425
M6 ETX Holdings II Midco LLC, Term Loan,
(3 Month CME Term SOFR + 4.50%),
9.16%
,
 09/19/29 ................. 320 319,663
Medallion Midland Acquisition LLC, Term
Loan, (3 Month CME Term SOFR + 3.75%),
8.59%
,
 10/18/28 ................. 2,583 2,579,666
Murphy Oil USA, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 6.33%
,
 01/31/28 900 903,345
Oryx Midstream Services Permian Basin LLC,
Term Loan
 10/05/28
(o)
..................... 85 84,681
(LIBOR USD 3 Month + 3.25%),
7.92%, 10/05/28 ............... 2,884 2,873,421
12,684,181
Personal Products — 0.0%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (LIBOR USD 3 Month + 3.75%),
8.48%
,
 10/01/26
(a)
................ 5,550 5,432,515

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term Loan,
(LIBOR USD 3 Month + 3.50%), 8.13% -
8.25%
,
 05/04/25 ................. USD 1,389 $ 1,306,433
Bausch Health Cos., Inc., Term Loan,
02/01/27
(o)
..................... 1,215 931,856
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month + 2.00%),
6.56%
,
 02/22/28 ................. 2,233 2,221,445
Elanco Animal Health, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 6.32%
,
 08/01/27 2,234 2,197,339
Jazz Pharmaceuticals plc, Term Loan, (LIBOR
USD 1 Month + 3.50%), 8.07%
,
 05/05/28 2,632 2,628,102
Organon & Co., Term Loan, (LIBOR USD 3
Month + 3.00%), 7.75%
,
 06/02/28 ..... 1,578 1,573,140
Perrigo Co. plc, Term Loan B, (1 Month CME
Term SOFR + 2.50%), 7.16%
,
 04/20/29
(h)
1,095 1,095,868
Precision Medicine Group LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
7.73%
,
 11/18/27
(h)
................ 1,984 1,929,042
13,883,225
Professional Services — 0.2%
(a)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.75%), 7.32%
,
 02/04/28 ..... 1,637 1,632,659
CoreLogic, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 8.13%
,
 06/02/28 3,924 3,321,398
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.77%
,
 02/06/26 ................. 5,959 5,943,046
Dun & Bradstreet Corp. (The), Term Loan
B2, (1 Month CME Term SOFR + 3.25%),
7.79%
,
 01/18/29 ................. 1,486 1,475,743
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien
Term Loan B, (3 Month CME Term SOFR +
4.25%), 8.93%
,
 06/22/29 ........... 722 715,370
Element Materials Technology Group US
Holdings, Inc., Term Loan B, (3 Month CME
Term SOFR + 4.25%), 8.93%
,
 06/22/29 .. 1,565 1,549,968
Galaxy US Opco, Inc., 1st Lien Term Loan,
(1 Month CME Term SOFR + 4.75%),
9.31%
,
 04/29/29 ................. 2,424 2,202,742
Genuine Financial Holdings LLC, 1st Lien Term
Loan, (3 Month CME Term SOFR + 3.75%),
8.33%
,
 07/11/25 ................. 654 648,344
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 6.32%
,
 11/16/26 .... 1,509 1,499,111
Trans Union LLC, Term Loan B6, (LIBOR USD
1 Month + 2.25%), 6.82%
,
 12/01/28 .... 2,096 2,090,008
21,078,389
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, Term
Loan
(a)
(LIBOR USD 1 Month + 2.75%),
7.32%, 08/21/25 ............... 1,499 1,491,917
(1 Month CME Term SOFR + 3.25%),
7.91%, 01/31/30 ............... 1,891 1,881,837
3,373,754
Security
Par (000)
Par (000) Value
Road & Rail — 0.0%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 4.75%),
9.33%
,
 04/06/28 ................. USD 504 $ 479,073
Avis Budget Car Rental LLC, Term Loan
B, (LIBOR USD 1 Month + 1.75%),
6.32%
,
 08/06/27 ................. 1,129 1,113,089
Uber Technologies, Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 8.23%
,
 02/25/27 3,850 3,848,855
5,441,017
Semiconductors & Semiconductor Equipment — 0.0%
(a)
MKS Instruments, Inc., Term Loan B,
08/17/29
(o)
..................... 1,583 1,577,999
Synaptics, Inc., Term Loan, (LIBOR USD 3
Month + 2.25%), 7.40%
,
 12/02/28 ..... 825 814,462
2,392,461
Software — 0.4%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
(3 Month CME Term SOFR + 4.50%),
9.08%
,
 09/18/26 ................. 969 970,154
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 8.32%
,
 10/02/25 1,304 1,279,605
CCC Intelligent Solutions, Inc., Term
Loan, (LIBOR USD 1 Month + 2.25%),
6.80%
,
 09/21/28 ................. 2,252 2,244,521
Central Parent, Inc., 1st Lien Term Loan,
(3 Month CME Term SOFR + 4.50%),
9.08%
,
 07/06/29 ................. 1,600 1,595,504
Cloudera, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 8.32%
,
 10/08/28 666 638,717
Cloudera, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.00%), 10.57%
,
 10/08/29
(h)
1,527 1,339,943
Delta Topco, Inc., 2nd Lien Term Loan,
(3 Month CME Term SOFR + 7.25%),
11.65%
,
 12/01/28 ................ 394 328,005
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
12.32%
,
 07/31/28 ................ 1,398 1,392,464
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 7.82%
,
 07/30/27 1,111 1,090,179
Gen Digital, Inc., Term Loan B, (1 Month CME
Term SOFR + 2.00%), 6.66%
,
 09/12/29 .. 1,482 1,477,948
Genesys Cloud Services Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
8.57%
,
 12/01/27 ................. 3,345 3,280,493
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 7.38%
,
 10/27/28 ..... 3,179 3,168,049
Instructure Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 2.75%), 7.85%
,
 10/30/28 1,039 1,035,905
Magenta Buyer LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.75%),
9.58%
,
 07/27/28 ................. 1,843 1,606,750
Magenta Buyer LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.25%),
13.08%
,
 07/27/29 ................ 2,926 2,316,031
McAfee Corp., Term Loan B1, (1 Month CME
Term SOFR + 3.75%), 8.42%
,
 03/01/29 .. 2,731 2,572,533
MH Sub I LLC, 1st Lien Term Loan
(LIBOR USD 1 Month + 3.75%),
8.32%, 09/13/24 ............... 3,266 3,227,235
MH Sub I LLC, 2nd Lien Term Loan, (3
Month CME Term SOFR + 6.25%),
10.65%
,
 02/23/29 ................ 2,419 2,173,675

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Software (continued)
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
8.73%
,
 12/17/27 ................. USD 524 $ 486,796
Proofpoint, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.25%), 7.98%
,
 08/31/28 4,557 4,463,668
RealPage, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 7.57%
,
 04/24/28 5,319 5,179,806
Severin Acquisition LLC, 1st Lien Term Loan,
(3 Month CME Term SOFR + 3.00%),
7.68%
,
 08/01/25 ................. 1,292 1,290,489
Sophia LP, 1st Lien Term Loan B, (LIBOR USD
3 Month + 3.50%), 8.23%
,
 10/07/27 .... 2,596 2,556,868
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
6.32%
,
 04/16/25 ................. 963 960,108
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
6.32%
,
 04/16/25 ................. 846 843,659
TIBCO Software, Inc., 1st Lien Term Loan
B, (3 Month CME Term SOFR + 4.50%),
9.18%
,
 03/30/29 ................. 4,936 4,547,290
UKG, Inc., 1st Lien Term Loan
(LIBOR USD 3 Month + 3.25%),
8.03%, 05/04/26 ............... 667 655,568
(LIBOR USD 3 Month + 3.75%),
8.58%, 05/04/26 ............... 1,306 1,292,371
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 5.25%), 10.03%
,
 05/03/27 ..... 1,583 1,509,627
Voyage Australia Pty Ltd., 1st Lien Term Loan,
(3 Month CME Term SOFR + 3.50%),
8.40%
,
 07/20/28 ................. 291 286,655
ZoomInfo LLC, 1st Lien Term Loan, (1
Month CME Term SOFR + 3.00%),
7.66%
,
 02/02/26 ................. 389 389,973
56,200,589
Specialty Retail — 0.1%
(a)
EG Group Ltd., Facility Term Loan
(LIBOR USD 3 Month + 4.00%),
8.73%, 02/07/25 ............... 1,323 1,272,338
(LIBOR USD 3 Month + 4.25%),
8.98%, 03/31/26 ............... 1,456 1,400,923
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (1 Month CME Term SOFR
+ 4.00%), 8.63%
,
 05/04/28 .......... 2,804 2,744,139
PetSmart LLC, Term Loan, (1 Month CME Term
SOFR + 3.75%), 8.41%
,
 02/11/28 ...... 2,593 2,572,340
Pilot Travel Centers LLC, Term Loan B,
(1 Month CME Term SOFR + 2.00%),
6.66%
,
 08/04/28 ................. 1,672 1,667,583
Restoration Hardware, Inc., Term Loan
(LIBOR USD 1 Month + 2.50%),
7.07%, 10/20/28 ............... 671 644,435
(1 Month CME Term SOFR + 3.25%),
7.91%, 10/20/28 ............... 594 576,449
RVR Dealership Holdings LLC, Term Loan,
(3 Month CME Term SOFR + 3.75%),
8.55%
,
 02/08/28 ................. 202 182,221
11,060,428
Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc., Term Loan, (6 Month CME Term
SOFR + 3.50%), 7.73%
,
 02/20/29
(a)
.... 1,446 1,435,488
Security
Par (000)
Par (000) Value
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, Term Loan B, (LIBOR USD 3
Month + 2.50%), 7.02% - 7.42%
,
 07/27/28 USD 3,583 $ 3,566,440
SRS Distribution, Inc., Term Loan
(LIBOR USD 1 Month + 3.50%),
8.07%, 06/02/28 ............... 2,843 2,737,691
(1 Month CME Term SOFR + 3.50%),
8.16%, 06/02/28 ............... 680 655,138
TMK Hawk Parent Corp., Term Loan A, (LIBOR
USD 3 Month + 7.50%), 12.26%
,
 05/30/24
(h)
849 804,530
TMK Hawk Parent Corp., Term Loan B, (LIBOR
USD 3 Month + 3.50%), 8.26%
,
 08/28/24
(h)
2,033 1,067,433
8,831,232
Transportation Infrastructure — 0.0%
(a)
KKR Apple Bidco LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
7.32%
,
 09/22/28 ................. 1,023 1,018,201
KKR Apple Bidco LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
10.32%
,
 09/21/29
(h)
............... 421 412,580
OLA Netherlands BV, Term Loan, (1
Month CME Term SOFR + 6.25%),
10.83%
,
 12/15/26
(h)
............... 1,423 1,366,260
2,797,041
Wireless Telecommunication Services — 0.0%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.25%),
7.80%
,
 05/27/24 ................. 909 767,658
Gogo Intermediate Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
8.58%
,
 04/30/28 ................. 1,300 1,297,455
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 6.32%
,
 04/11/25 . 1,671 1,666,684
3,731,797
Total Floating Rate Loan Interests — 5.5%
(Cost: $775,438,999) ............................. 751,910,069
Foreign Agency Obligations
Chile — 0.1%
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27
(c)
................ 1,640 1,555,232
3.75%, 01/15/31
(b)
................ 1,175 1,082,322
Empresa Nacional del Petroleo, 4.38%
,
10/30/24
(c)
..................... 4,680 4,571,190
7,208,744
China — 0.0%
Industrial & Commercial Bank of China Ltd.,
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.37%), 3.20%
(a)
(c)(d)
.......................... 1,020 967,393
Colombia — 0.1%
Ecopetrol SA
5.38%, 06/26/26 ................. 4,791 4,614,571
4.63%, 11/02/31 ................. 1,797 1,415,227
8.88%, 01/13/33 ................. 3,097 3,170,709
5.88%, 05/28/45 ................. 2,181 1,561,869
10,762,376
Dominican Republic — 0.0%
Banco de Reservas de la Republica
Dominicana, 7.00%
,
02/01/23
(c)
....... 3,817 3,817,000

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(c)
......... EUR 700 $ 605,760
France — 0.1%
Electricite de France SA
(a)(c)(d)
(EUR Swap Annual 5 Year + 3.37%), 2.88% 600 557,708
(EUR Swap Annual 5 Year + 3.20%), 3.00% 1,000 918,642
(EUR Swap Annual 5 Year + 4.86%), 7.50% 600 667,841
(EUR Swap Annual 5 Year + 3.97%), 3.38% 3,000 2,576,545
4,720,736
Indonesia — 0.0%
(c)
Bank Tabungan Negara Persero Tbk. PT,
4.20%
,
01/23/25 ................. USD 1,433 1,332,847
Pertamina Persero PT, 3.10%
,
08/27/30 ... 3,437 3,003,457
4,336,304
Ireland — 0.1%
AIB Group plc
(a)
(EUR Swap Annual 5 Year + 5.70%),
5.25%
(c)(d)
.................... EUR 6,201 6,353,786
(LIBOR USD 3 Month + 1.87%), 4.26%,
04/10/25
(b)
................... USD 2,700 2,641,497
(EUR Swap Annual 5 Year + 6.63%),
6.25%
(c)(d)
.................... EUR 8,453 8,833,579
17,828,862
Italy — 0.0%
Poste Italiane SpA, (EURIBOR ICE Swap Rate
5 Year + 2.68%), 2.63%
(a)(c)(d)
......... 1,275 1,058,400
Mexico — 0.1%
Comision Federal de Electricidad
4.88%, 01/15/24
(c)
................ USD 1,634 1,621,030
4.69%, 05/15/29
(b)
................ 1,647 1,511,431
Petroleos Mexicanos
6.88%, 08/04/26 ................. 520 506,010
8.75%, 06/02/29 ................. 1,547 1,506,391
5.95%, 01/28/31 ................. 4,148 3,311,763
6.70%, 02/16/32 ................. 4,313 3,569,008
6.75%, 09/21/47 ................. 4,633 3,202,561
15,228,194
Oman — 0.0%
OQ SAOC, 5.13%
,
05/06/28
(b)
.......... 3,152 3,031,436
Pakistan — 0.0%
Pakistan Water & Power Development
Authority, 7.50%
,
06/04/31
(c)
......... 1,780 567,153
Panama — 0.1%
Aeropuerto Internacional de Tocumen SA
(b)
4.00%, 08/11/41 ................. 3,521 2,917,589
5.13%, 08/11/61 ................. 1,725 1,399,190
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)
............. 1,976 1,821,008
6,137,787
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 1.25%
,
11/24/23
(b)
... 330 318,615
Total Foreign Agency Obligations — 0.6%
(Cost: $86,125,026) .............................. 76,588,760
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain
(c)
7.38%, 05/14/30 ................. 1,445 1,497,381
5.45%, 09/16/32 ................. 1,684 1,524,020
3,021,401
Security
Par (000)
Par (000) Value
Chile — 0.0%
Republic of Chile, 3.10%
,
05/07/41 ....... USD 5,033 $ 3,799,286
Colombia — 0.1%
Republic of Colombia
4.50%, 01/28/26 ................. 3,123 2,982,075
3.88%, 04/25/27 ................. 2,562 2,319,090
3.25%, 04/22/32 ................. 1,997 1,470,791
8.00%, 04/20/33 ................. 4,579 4,700,057
4.13%, 05/15/51 ................. 1,110 685,286
12,157,299
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(c)
................ 2,355 2,346,611
5.50%, 02/22/29
(b)
................ 3,020 2,834,647
5.50%, 02/22/29
(c)
................ 1,982 1,860,355
4.88%, 09/23/32
(b)
................ 1,888 1,605,154
7.05%, 09/23/32 ................. 1,510 1,510,000
5.30%, 01/21/41
(c)
................ 1,898 1,519,942
11,676,709
Egypt — 0.0%
Arab Republic of Egypt
(b)
5.25%, 10/06/25 ................. 2,689 2,406,655
6.38%, 04/11/31 ................. EUR 1,052 800,577
3,207,232
Guatemala — 0.1%
Republic of Guatemala
5.25%, 08/10/29
(c)
................ USD 1,020 988,954
5.25%, 08/10/29
(b)
................ 1,535 1,488,278
5.38%, 04/24/32
(b)
................ 1,693 1,652,051
3.70%, 10/07/33
(c)
................ 2,891 2,428,079
4.65%, 10/07/41
(b)
................ 3,043 2,529,113
9,086,475
Hungary — 0.1%
Hungary Government Bond
5.38%, 03/25/24 ................. 578 579,011
5.25%, 06/16/29
(b)
................ 4,505 4,454,319
6.75%, 09/25/52
(b)
................ 1,265 1,336,156
6,369,486
Indonesia — 0.0%
Perusahaan Penerbit SBSN Indonesia III,
4.40%
,
06/06/27
(b)
................ 1,621 1,615,100
Republic of Indonesia
4.75%, 02/11/29 ................. 1,527 1,548,164
5.13%, 01/15/45
(c)
................ 1,542 1,536,387
4,699,651
Ivory Coast — 0.0%
Republic of Cote d'Ivoire, 6.38%
,
03/03/28
(c)
. 4,941 4,780,418
Mexico — 0.1%
United Mexican States
3.75%, 01/11/28 ................. 1,400 1,341,900
4.50%, 04/22/29 ................. 3,527 3,461,750
4.88%, 05/19/33 ................. 615 590,400
6.35%, 02/09/35 ................. 770 817,355
4.75%, 03/08/44 ................. 2,402 2,062,718
4.35%, 01/15/47 ................. 3,898 3,098,910
11,373,033
Mongolia — 0.0%
State of Mongolia
(c)
5.13%, 04/07/26 ................. 2,067 1,932,872

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Mongolia (continued)
8.65%, 01/19/28 ................. USD 400 $ 418,044
2,350,916
Morocco — 0.0%
Kingdom of Morocco
2.38%, 12/15/27
(c)
................ 1,740 1,526,850
3.00%, 12/15/32
(b)
................ 3,694 2,950,582
4,477,432
Nigeria — 0.0%
Federal Republic of Nigeria
8.38%, 03/24/29
(b)
................ 1,616 1,345,320
7.63%, 11/28/47
(c)
................ 2,413 1,577,499
2,922,819
Oman — 0.1%
Oman Government Bond
(c)
6.50%, 03/08/47 ................. 4,178 3,984,768
7.00%, 01/25/51 ................. 1,720 1,739,350
5,724,118
Pakistan — 0.0%
Islamic Republic of Pakistan
(c)
6.00%, 04/08/26 ................. 3,000 1,290,330
7.38%, 04/08/31 ................. 2,265 928,899
2,219,229
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 ................. 2,846 2,714,906
3.16%, 01/23/30 ................. 1,678 1,472,760
2.25%, 09/29/32 ................. 3,918 2,993,107
3.30%, 01/19/33 ................. 1,360 1,134,580
4.50%, 05/15/47 ................. 3,708 2,961,301
11,276,654
Paraguay — 0.1%
Republic of Paraguay
5.00%, 04/15/26
(c)
................ 1,088 1,081,064
4.95%, 04/28/31
(b)
................ 2,136 2,068,983
5.60%, 03/13/48
(c)
................ 2,568 2,318,102
5.40%, 03/30/50
(c)
................ 2,075 1,847,139
5.40%, 03/30/50
(b)
................ 582 518,089
7,833,377
Peru — 0.1%
Republic of Peru
7.35%, 07/21/25 ................. 2,094 2,203,019
2.39%, 01/23/26 ................. 3,120 2,900,235
4.13%, 08/25/27 ................. 3,060 2,973,555
2.78%, 01/23/31 ................. 1,703 1,438,290
3.00%, 01/15/34 ................. 1,065 862,850
10,377,949
Philippines — 0.0%
Republic of Philippines
3.70%, 03/01/41 ................. 1,449 1,211,886
2.95%, 05/05/45 ................. 2,243 1,646,048
2,857,934
Poland — 0.0%
Republic of Poland, 5.75%
,
11/16/32 ...... 1,910 2,053,231
Romania — 0.1%
Romania Government Bond
5.25%, 11/25/27
(b)
................ 3,062 3,012,243
2.88%, 03/11/29
(c)
................ EUR 2,566 2,380,424
2.50%, 02/08/30
(c)
................ 2,698 2,353,837
2.12%, 07/16/31
(c)
................ 4,002 3,186,942
Security
Par (000)
Par (000) Value
Romania (continued)
7.63%, 01/17/53
(b)
................ USD 552 $ 599,437
11,532,883
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.75%, 01/18/28
(b)
................ 2,508 2,536,842
4.38%, 04/16/29
(b)
................ 1,619 1,619,000
3.25%, 11/17/51
(c)
................ 6,052 4,424,768
8,580,610
South Africa — 0.1%
Republic of South Africa
4.85%, 09/30/29 ................. 2,470 2,247,700
5.88%, 04/20/32 ................. 2,049 1,897,886
5.00%, 10/12/46 ................. 6,298 4,581,795
8,727,381
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri Lanka
(c)(f)(m)
5.75%, 04/18/23 ................. 3,980 1,355,190
6.85%, 03/14/24 ................. 5,645 1,916,830
6.35%, 06/28/24 ................. 6,528 2,214,624
5,486,644
Ukraine — 0.0%
Ukraine Government Bond
(f)(m)
8.99%, 02/01/26
(c)
................ 3,160 711,593
7.25%, 03/15/35
(b)
................ 1,548 301,666
1,013,259
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.75%
,
10/28/34 3,227 3,576,880
Total Foreign Government Obligations — 1.2%
(Cost: $178,115,813) ............................. 161,182,306
Shares
Shares
Investment Companies
iShares Core Dividend Growth ETF
(q)
..... 8,430,573 432,657,006
iShares Core S&P 500 ETF
(q)
........... 526,015 214,777,185
iShares iBoxx $ High Yield Corporate Bond
ETF
(g)(q)
....................... 1,176,012 89,764,996
SPDR Bloomberg High Yield Bond ETF
(g)
... 1,804,873 168,990,259
Total Investment Companies — 6.7%
(Cost: $890,011,747) ............................. 906,189,446
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.5%
Adjustable Rate Mortgage Trust
(a)
Series 2005-8, Class 2A1, 3.59%, 11/25/35 1,275 1,068,073
Series 2005-8, Class 7A2, (LIBOR USD 1
Month + 0.56%), 5.07%, 11/25/35 ... 582 562,557
Series 2005-9, Class 5A1, (LIBOR USD 1
Month + 0.54%), 5.05%, 11/25/35 ... 390 380,915
Alternative Loan Trust
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 1.65%), 4.07%, 06/25/35
(a)
... 399 346,957
Series 2005-36, Class 2A1A, (LIBOR USD 1
Month + 0.62%), 5.13%, 08/25/35
(a)
.. 978 836,441
Series 2005-61, Class 1A1, (LIBOR USD 1
Month + 0.52%), 5.03%, 12/25/35
(a)
.. 170 146,892

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2005-63, Class 3A3, 3.80%,
11/25/35
(a)
................... USD 1,818 $ 1,547,803
Series 2005-63, Class 5A1, 3.94%,
12/25/35
(a)
................... 36 30,919
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 .................... 49 43,119
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.00%), 3.43%,
02/25/36
(a)
................... 3,712 3,326,417
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 .................... 635 386,934
Series 2006-15CB, Class A1, 6.50%,
06/25/36 .................... 982 495,102
Series 2006-20CB, Class A9, 6.00%,
07/25/36 .................... 463 225,254
Series 2006-2CB, Class A6, 5.50%,
03/25/36 .................... 701 309,759
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 .................... 2,653 1,306,500
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 .................... 1,710 971,947
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 .................... 802 472,272
Series 2006-9T1, Class A7, 6.00%, 05/25/36 309 142,176
Series 2006-J7, Class 2A1, (LIBOR USD 1
Month + 1.50%), 5.87%, 11/20/46
(a)
.. 3,442 2,480,184
Series 2006-J8, Class A5, 6.00%, 02/25/37 1,246 567,707
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.73%), 4.16%,
11/25/46
(a)
................... 4,999 3,856,863
Series 2006-OA14, Class 2A1, (LIBOR USD
1 Month + 0.38%), 4.89%, 11/25/46
(a)
. 2,698 2,391,930
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.85%), 3.28%,
11/25/46
(a)
................... 6,614 5,522,373
Series 2006-OA16, Class A2, (LIBOR USD
1 Month + 0.38%), 4.89%, 10/25/46
(a)
. 292 258,030
Series 2006-OA2, Class A1, (LIBOR USD 1
Month + 0.42%), 4.91%, 05/20/46
(a)
.. 1,256 1,043,595
Series 2006-OA3, Class 2A1, (LIBOR USD
1 Month + 0.42%), 4.93%, 05/25/36
(a)
. 6,685 5,647,678
Series 2006-OA8, Class 1A1, (LIBOR USD
1 Month + 0.38%), 4.89%, 07/25/46
(a)
. 8,617 7,277,358
Series 2007-12T1, Class A22, 5.75%,
06/25/37 .................... 1,800 859,286
Series 2007-12T1, Class A5, 6.00%,
06/25/37 .................... 399 198,492
Series 2007-15CB, Class A7, 6.00%,
07/25/37 .................... 239 154,347
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 .................... 222 138,748
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,150 600,785
Series 2007-19, Class 1A8, 6.00%, 08/25/37 560 292,306
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,071 1,552,434
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 .................... 459 238,953
Series 2007-9T1, Class 2A1, 6.00%,
05/25/37 .................... 3,122 1,531,662
Series 2007-9T1, Class 2A2, 6.00%,
05/25/37 .................... 536 262,914
Series 2007-AL1, Class A1, (LIBOR USD 1
Month + 0.25%), 4.76%, 06/25/37
(a)
.. 5,328 4,406,601
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,580 646,387
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.38%), 3.81%,
11/25/47
(a)
................... USD 1,366 $ 1,111,516
Series 2007-OA3, Class 1A1, (LIBOR USD
1 Month + 0.28%), 4.79%, 04/25/47
(a)
. 8,281 7,237,236
Series 2007-OA4, Class A1, (LIBOR USD 1
Month + 0.34%), 4.85%, 05/25/47
(a)
.. 3,280 2,781,595
Series 2007-OA8, Class 2A1, (LIBOR USD
1 Month + 0.36%), 4.87%, 06/25/47
(a)
. 6,908 5,101,271
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 .. 993 611,038
American Home Mortgage Assets Trust
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 0.97%), 3.40%, 10/25/46
(a)
... 8,599 7,238,967
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.94%), 3.37%,
10/25/46
(a)
................... 4,578 3,205,818
Series 2007-3, Class 22A1, 6.75%,
06/25/37
(e)
................... 574 488,340
Banc of America Funding Trust
(a)
Series 2006-7, Class T2A3, 5.69%, 10/25/36 287 253,544
Series 2006-D, Class 6A1, 2.92%, 05/20/36 260 204,238
Series 2007-D, Class 1A1, (LIBOR USD 1
Month + 0.42%), 4.91%, 06/20/47 ... 1,038 844,450
Bayview Commercial Asset Trust, Series
2007-4A, Class A1, (LIBOR USD 1 Month +
0.45%), 4.96%, 09/25/37
(a)(b)
......... 776 710,728
Bear Stearns ALT-A Trust, Series 2006-2, Class
11A1, (LIBOR USD 1 Month + 0.44%),
4.95%, 04/25/36
(a)
................ 3,931 5,233,138
Bear Stearns Asset-Backed Securities I Trust
(e)
Series 2005-AC9, Class A5, 6.25%,
12/25/35 .................... 638 426,253
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 .................... 808 532,827
Bear Stearns Mortgage Funding Trust
(a)
Series 2007-AR2, Class A1, (LIBOR USD 1
Month + 0.17%), 4.68%, 03/25/37 ... 1,018 934,511
Series 2007-AR3, Class 1A1, (LIBOR USD
1 Month + 0.14%), 4.65%, 03/25/37 .. 1,525 1,290,719
Series 2007-AR4, Class 1A1, (LIBOR USD
1 Month + 0.40%), 4.91%, 09/25/47 .. 1,757 1,572,183
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, (LIBOR USD 1
Month + 0.27%), 4.78%, 04/25/35
(a)
.. 783 701,617
Series 2005-9, Class 1A1, (LIBOR USD 1
Month + 0.60%), 5.11%, 05/25/35
(a)
.. 2,529 1,961,460
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.96%), 3.39%,
04/25/46
(a)
................... 2,560 814,091
Series 2007-21, Class 1A1, 6.25%, 02/25/38 142 75,195
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 622 260,556
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 949 397,873
CHNGE Mortgage Trust
(a)(b)
Series 2022-2, Class A1, 3.76%, 03/25/67 8,826 8,445,283
Series 2022-3, Class A1, 5.00%, 05/25/67 9,453 9,269,245
CitiMortgage Alternative Loan Trust, Series
2007-A1, Class 1A5, 6.00%, 01/25/37 ... 63 56,398
COLT Mortgage Loan Trust
(b)
Series 2022-5, Class A1, 4.55%, 04/25/67
(a)
4,346 4,322,851
Series 2022-9, Class A1, 6.79%, 12/25/67
(e)
13,538 13,785,302

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
CSMC Trust
(b)
Series 2008-2R, Class 1A1, 6.00%,
07/25/37 .................... USD 323 $ 271,445
Series 2011-4R, Class 1A2, (LIBOR USD 1
Month + 1.50%), 5.62%, 09/27/37
(a)
.. 4,996 4,186,508
Series 2022-ATH2, Class A1, 4.55%,
05/25/67
(a)
................... 1,581 1,547,798
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class 3A1, (LIBOR USD
1 Month + 0.38%), 4.89%, 08/25/47
(a)
... 10,616 8,387,682
Ellington Financial Mortgage Trust, Series
2021-2, Class A1, 0.93%, 06/25/66
(a)(b)
.. 2,186 1,790,887
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 4.22%,
02/25/37
(a)
..................... 962 596,003
GCAT Trust
(a)(b)
Series 2022-NQM2, Class A1, 4.21%,
02/25/67 .................... 2,797 2,714,312
Series 2022-NQM3, Class A1, 4.35%,
04/25/67 .................... 15,008 14,723,923
GMACM Mortgage Loan Trust, Series 2005-
AR2, Class 4A, 3.17%, 05/25/35
(a)
..... 20 17,016
GreenPoint Mortgage Funding Trust
(a)
Series 2006-AR1, Class GA1B, (LIBOR
USD 1 Month + 0.17%), 4.68%, 02/25/36 2,187 1,886,668
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 2.00%), 4.43%,
03/25/36 .................... 1,012 972,878
Impac CMB Trust, Series 2005-6, Class 1A1,
(LIBOR USD 1 Month + 0.50%), 5.01%,
10/25/35
(a)
..................... 1,291 1,105,877
IndyMac IMSC Mortgage Loan Trust
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 572 429,646
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,221 728,888
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR15, Class 1A1, 3.25%,
08/25/37 .................... 95 72,269
Series 2007-AR15, Class 2A1, 3.22%,
08/25/37 .................... 493 373,169
JP Morgan Mortgage Trust, Series 2022-DSC1,
Class A1, 4.75%, 01/25/63
(a)(b)
........ 14,511 14,146,456
Loan Revolving Advance Investment Trust,
Series 2021-2, Class A1X, (LIBOR USD 1
Month + 2.75%), 7.20%, 06/30/23
(a)(b)
... 835 825,923
Merrill Lynch Mortgage Investors Trust
(a)
Series 2005-A9, Class 2A1E, 3.99%,
12/25/35 .................... 353 325,278
Series 2006-1, Class 2A1, 3.46%, 02/25/36 275 262,364
MFRA Trust, Series 2022-CHM1, Class M1,
4.57%, 09/25/56
(a)(b)
............... 4,000 3,525,324
OBX Trust
(b)(e)
Series 2022-NQM7, Class A1, 5.11%,
08/25/62 .................... 5,917 5,900,200
Series 2022-NQM8, Class A1, 6.10%,
09/25/62 .................... 3,407 3,412,939
Series 2022-NQM9, Class A1A, 6.45%,
09/25/62 .................... 21,071 21,368,331
Prime Mortgage Trust, Series 2006-DR1, Class
2A1, 5.50%, 05/25/35
(b)
............. 327 284,440
PRKCM Trust, Series 2022-AFC2, Class A1,
5.33%, 08/25/57
(a)(b)
............... 16,375 16,261,187
RALI Trust, Series 2007-QS4, Class 3A2,
6.00%, 03/25/37 ................. 148 123,654
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 .. 313 120,997
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
RFMSI Trust, Series 2007-S7, Class A20,
6.00%, 07/25/37 ................. USD 34 $ 26,414
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(b)(e)
........ 17,714 17,678,611
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(b)(e)
... 16,069 15,487,372
Structured Adjustable Rate Mortgage Loan
Trust, Series 2007-3, Class 3A1, 3.49%,
04/25/47
(a)
..................... 196 98,004
Structured Asset Mortgage Investments II
Trust
(a)
Series 2006-AR2, Class A1, (LIBOR USD 1
Month + 0.46%), 4.97%, 02/25/36 ... 520 454,179
Series 2006-AR4, Class 3A1, (LIBOR USD
1 Month + 0.38%), 4.89%, 06/25/36 .. 7,184 5,997,796
Series 2006-AR6, Class 2A1, (LIBOR USD
1 Month + 0.38%), 4.89%, 07/25/46 .. 9,351 6,530,033
Series 2007-AR4, Class GA4B, (LIBOR
USD 1 Month + 0.18%), 4.69%, 09/25/47 1,731 1,555,768
Verus Securitization Trust
(b)(e)
Series 2022-3, Class A1, 4.13%, 02/25/67 11,240 10,790,153
Series 2022-INV2, Class A1, 6.79%,
10/25/67 .................... 17,414 17,756,162
Vista Point Securitization Trust, Series 2020-1,
Class B1, 5.38%, 03/25/65
(a)(b)
........ 2,800 2,650,086
WaMu Mortgage Pass-Through Certificates
Trust
(a)
Series 2007-OA5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.75%), 3.18%,
06/25/47 .................... 5,287 4,213,532
Series 2007-OA6, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.81%), 3.24%,
07/25/47 .................... 2,844 2,303,001
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-8, Class A5, 4.17%, 10/25/36
(e)
1,051 387,362
Series 2006-AR5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.98%), 3.41%,
06/25/46
(a)
................... 3,231 2,145,153
Series 2006-AR8, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.85%), 3.28%,
10/25/46
(a)
................... 4,735 3,893,467
Series 2007-OA1, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.72%), 3.15%,
12/25/46
(a)
................... 4,107 3,292,498
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.84%), 3.27%,
05/25/47
(a)
................... 2,421 1,977,971
335,996,537
Commercial Mortgage-Backed Securities — 4.4%
245 Park Avenue Trust, Series 2017-245P,
Class E, 3.66%, 06/05/37
(a)(b)
......... 7,780 5,798,831
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 6.36%, 09/15/34
(a)(b)
......... 25,775 23,471,627
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
6.56%, 04/15/35
(a)(b)
............... 3,467 3,217,957

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class D, (LIBOR USD 1 Month + 2.20%),
6.66%, 12/15/36
(a)(b)
............... USD 11,310 $ 10,401,825
BAMLL Commercial Mortgage Securities
Trust
(a)(b)
Series 2017-SCH, Class CL, (LIBOR USD 1
Month + 1.50%), 5.96%, 11/15/32 ... 3,225 2,887,235
Series 2017-SCH, Class DL, (LIBOR USD 1
Month + 2.00%), 6.46%, 11/15/32 ... 3,965 3,386,802
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 6.16%, 09/15/34 ... 11,982 11,650,973
Bayview Commercial Asset Trust
(a)(b)
Series 2005-2A, Class A1, (LIBOR USD 1
Month + 0.47%), 4.97%, 08/25/35 ... 2,548 2,358,531
Series 2005-3A, Class A1, (LIBOR USD 1
Month + 0.48%), 4.87%, 11/25/35 ... 639 584,605
Series 2007-1, Class A1, (LIBOR USD 1
Month + 0.33%), 4.84%, 03/25/37 ... 2,111 1,914,688
Series 2007-3, Class A2, (LIBOR USD 1
Month + 0.29%), 4.80%, 07/25/37 ... 3,205 2,871,349
Series 2007-6A, Class A4A, (LIBOR USD 1
Month + 1.50%), 5.89%, 12/25/37 ... 1,871 1,625,032
BBCMS Mortgage Trust
(a)(b)
Series 2017-DELC, Class E, (LIBOR USD 1
Month + 2.63%), 7.08%, 08/15/36 ... 2,710 2,674,172
Series 2017-DELC, Class F, (LIBOR USD 1
Month + 3.63%), 8.08%, 08/15/36 ... 1,800 1,774,688
Series 2018-CHRS, Class E, 4.27%,
08/05/38 .................... 1,750 1,161,710
BB-UBS Trust, Series 2012-SHOW, Class E,
4.03%, 11/05/36
(a)(b)
............... 2,672 2,367,659
Benchmark Mortgage Trust, Series 2018-B7,
Class C, 4.86%, 05/15/53
(a)
.......... 3,078 2,694,088
BFLD Trust, Series 2020-EYP, Class E, (LIBOR
USD 1 Month + 3.70%), 8.16%, 10/15/35
(a)(b)
2,433 2,001,215
BPR Trust, Series 2021-TY, Class E, (LIBOR
USD 1 Month + 3.60%), 8.06%, 09/15/38
(a)(b)
4,495 4,224,269
BWAY Mortgage Trust
(b)
Series 2013-1515, Class D, 3.63%, 03/10/33 3,600 3,135,038
Series 2013-1515, Class E, 3.72%, 03/10/33 2,000 1,711,608
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class G, (1 Month CME
Term SOFR + 2.41%), 6.89%, 10/15/36 6,375 6,203,180
Series 2019-XL, Class J, (1 Month CME
Term SOFR + 2.76%), 7.24%, 10/15/36 14,288 13,825,347
Series 2021-21M, Class E, (LIBOR USD 1
Month + 2.17%), 6.63%, 10/15/36 ... 4,840 4,712,640
Series 2021-CIP, Class E, (LIBOR USD 1
Month + 2.82%), 7.28%, 12/15/38 ... 11,394 10,738,166
Series 2021-NWM, Class A, (LIBOR USD 1
Month + 0.91%), 5.37%, 02/15/33
(h)
.. 12,383 11,764,275
Series 2021-NWM, Class B, (LIBOR USD 1
Month + 2.15%), 6.61%, 02/15/33
(h)
.. 7,261 6,897,970
Series 2021-NWM, Class C, (LIBOR USD 1
Month + 4.25%), 8.71%, 02/15/33
(h)
.. 4,795 4,554,963
Series 2021-SOAR, Class G, (LIBOR USD 1
Month + 2.80%), 7.26%, 06/15/38 ... 11,096 10,572,683
Series 2021-VINO, Class F, (LIBOR USD 1
Month + 2.80%), 7.26%, 05/15/38 ... 15,325 14,442,439
Series 2021-XL2, Class F, (LIBOR USD 1
Month + 2.24%), 6.70%, 10/15/38 ... 12,955 12,339,353
Series 2022-CSMO, Class C, (1 Month CME
Term SOFR + 3.89%), 8.37%, 06/15/27 6,670 6,640,773
Series 2022-LP2, Class F, (1 Month CME
Term SOFR + 3.26%), 7.74%, 02/15/39 6,456 5,971,302
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BX Trust
(a)(b)
Series 2021-ARIA, Class G, (LIBOR USD 1
Month + 3.14%), 7.60%, 10/15/36 ... USD 8,050 $ 7,375,858
Series 2021-LBA, Class AJV, (LIBOR USD 1
Month + 0.80%), 5.26%, 02/15/36 ... 3,287 3,181,217
Series 2021-LBA, Class AV, (LIBOR USD 1
Month + 0.80%), 5.26%, 02/15/36 ... 1,483 1,435,274
Series 2021-LBA, Class GJV, (LIBOR USD
1 Month + 3.00%), 7.46%, 02/15/36 .. 4,051 3,729,010
Series 2021-LBA, Class GV, (LIBOR USD 1
Month + 3.00%), 7.46%, 02/15/36 ... 8,900 8,192,591
Series 2021-MFM1, Class E, (LIBOR USD 1
Month + 2.25%), 6.71%, 01/15/34 ... 4,680 4,457,530
Series 2021-MFM1, Class F, (LIBOR USD 1
Month + 3.00%), 7.46%, 01/15/34 ... 7,240 6,864,144
Series 2021-VIEW, Class E, (LIBOR USD 1
Month + 3.60%), 8.06%, 06/15/36 ... 7,366 6,775,458
Series 2022-GPA, Class A, (1 Month CME
Term SOFR + 2.17%), 6.64%, 10/15/39 25,750 25,741,933
Series 2022-GPA, Class D, (1 Month CME
Term SOFR + 4.06%), 8.54%, 10/15/39 6,780 6,754,536
Series 2022-IND, Class E, (1 Month CME
Term SOFR + 3.99%), 8.47%, 04/15/37 6,439 6,229,371
Series 2022-VAMF, Class A, (1 Month CME
Term SOFR + 0.85%), 5.33%, 01/15/39 4,180 4,064,853
BXP Trust
(a)(b)
Series 2017-CC, Class D, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37 ... 6,800 5,460,688
Series 2017-CC, Class E, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37
(h)
.. 10,985 8,257,545
Series 2021-601L, Class D, 2.78%, 01/15/44 3,863 2,535,794
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class C, 4.84%, 05/10/58
(a)
3,330 3,038,917
Series 2018-TAN, Class A, 4.24%,
02/15/33
(b)
................... 3,600 3,582,671
Series 2018-TAN, Class C, 5.29%,
02/15/33
(b)
................... 2,100 2,065,907
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class C, 5.09%,
03/11/47
(a)
................... 2,278 2,213,961
Series 2016-C1, Class C, 4.94%, 05/10/49
(a)
2,870 2,604,395
Series 2016-GC37, Class C, 4.91%,
04/10/49
(a)
................... 2,640 2,424,974
Series 2016-GC37, Class D, 2.79%,
04/10/49
(b)
................... 3,446 2,671,164
Commercial Mortgage Trust
(a)
Series 2013-300P, Class D, 4.39%,
08/10/30
(b)
................... 2,245 2,025,603
Series 2014-CR15, Class C, 4.67%,
02/10/47 .................... 463 447,033
Series 2015-CR23, Class B, 4.18%,
05/10/48 .................... 9,520 8,935,468
Series 2015-LC19, Class C, 4.22%,
02/10/48 .................... 6,513 6,044,379
Series 2016-667M, Class D, 3.18%,
10/10/36
(b)
................... 3,200 2,496,957
CSMC Trust
(a)(b)
Series 2015-RPL1, Class A, (SOFR 1 Day +
0.03%), 3.95%, 02/15/24 ......... 8,800 8,606,796
Series 2020-FACT, Class E, (LIBOR USD 1
Month + 4.86%), 9.32%, 10/15/37
(h)
.. 4,661 4,199,561
Series 2021-980M, Class E, 3.54%,
07/15/31 .................... 1,450 1,079,808
Series 2021-BHAR, Class E, (LIBOR USD 1
Month + 3.50%), 7.96%, 11/15/38 ... 1,338 1,254,614

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2022-NWPT, Class A, (1 Month CME
Term SOFR + 3.14%), 7.62%, 09/09/24 USD 15,900 $ 15,758,913
DBGS Mortgage Trust, Series 2018-BIOD,
Class F, (LIBOR USD 1 Month + 2.00%),
6.46%, 05/15/35
(a)(b)
............... 4,998 4,812,039
DBUBS Mortgage Trust
(a)(b)
Series 2017-BRBK, Class E, (LIBOR USD 1
Month + 0.00%), 3.53%, 10/10/34
(h)
.. 9,073 7,721,370
Series 2017-BRBK, Class F, 3.53%,
10/10/34 .................... 1,910 1,672,636
ELP Commercial Mortgage Trust, Series
2021-ELP, Class G, (LIBOR USD 1 Month +
3.12%), 7.58%, 11/15/38
(a)(b)
......... 11,890 11,146,066
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (LIBOR USD 1
Month + 2.25%), 6.71%, 07/15/38 ... 9,177 8,941,675
Series 2021-ESH, Class E, (LIBOR USD 1
Month + 2.85%), 7.31%, 07/15/38 ... 6,414 6,220,900
Series 2021-ESH, Class F, (LIBOR USD 1
Month + 3.70%), 8.16%, 07/15/38 ... 5,194 4,973,254
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class J, 5.86%, 05/03/32
(b)
..... 1,500 1,347,154
GS Mortgage Securities Corp. Trust
(a)
Series 2015-GC32, Class C, 4.41%,
07/10/48 .................... 1,075 977,059
Series 2021-DM, Class F, (LIBOR USD 1
Month + 3.44%), 7.90%, 11/15/36
(b)
.. 2,740 2,564,452
Series 2022-AGSS, Class A, (1 Month CME
Term SOFR + 2.69%), 7.17%, 11/15/27
(b)
5,070 5,126,607
Harvest Commercial Capital Loan Trust
(a)(b)
Series 2019-1, Class M4, 4.64%, 09/25/46 3,150 2,868,445
Series 2019-1, Class M5, 5.73%, 09/25/46 2,000 1,794,800
HONO Mortgage Trust
(a)(b)
Series 2021-LULU, Class E, (LIBOR USD 1
Month + 3.35%), 7.81%, 10/15/36 ... 4,743 4,356,298
Series 2021-LULU, Class F, (LIBOR USD 1
Month + 4.40%), 8.86%, 10/15/36 ... 1,177 1,072,765
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1 Month CME Term SOFR +
2.25%), 6.72%, 10/15/39
(a)(b)
......... 17,200 17,189,240
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.12%,
12/15/48
(a)(b)
.................... 1,898 1,623,582
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2019-OSB, Class E, 3.78%, 06/05/39 2,800 2,224,086
Series 2022-NLP, Class F, (1 Month CME
Term SOFR + 3.54%), 8.02%, 04/15/37 10,561 8,678,177
Series 2022-NXSS, Class A, (1 Month CME
Term SOFR + 2.18%), 6.66%, 08/15/39 8,730 8,727,213
Series 2022-OPO, Class D, 3.45%, 01/05/39 2,909 2,157,822
KNDL Mortgage Trust, Series 2019-KNSQ,
Class E, (LIBOR USD 1 Month + 1.80%),
6.26%, 05/15/36
(a)(b)
............... 9,525 9,381,173
Life Mortgage Trust, Series 2021-BMR, Class
F, (LIBOR USD 1 Month + 2.35%), 6.81%,
03/15/38
(a)(b)
.................... 8,334 7,978,815
LSTAR Commercial Mortgage Trust, Series
2017-5, Class C, 4.67%, 03/10/50
(a)(b)
... 3,375 2,988,722
LUXE Trust
(a)(b)
Series 2021-TRIP, Class A, (LIBOR USD 1
Month + 1.05%), 5.51%, 10/15/38 ... 774 752,981
Series 2021-TRIP, Class E, (LIBOR USD 1
Month + 2.75%), 7.21%, 10/15/38 ... 920 867,947
MAD Mortgage Trust, Series 2017-330M, Class
D, 4.11%, 08/15/34
(a)(b)
............. 3,305 2,996,991
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Med Trust
(a)(b)
Series 2021-MDLN, Class F, (LIBOR USD 1
Month + 4.00%), 8.46%, 11/15/38 ... USD 13,759 $ 12,932,695
Series 2021-MDLN, Class G, (LIBOR USD 1
Month + 5.25%), 9.71%, 11/15/38 ... 20,748 19,166,922
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-W10, Class G, (1 Month CME
Term SOFR + 4.22%), 8.70%, 12/15/34
(a)(b)(h)
3,940 3,644,500
MHP Commercial Mortgage Trust, Series
2021-STOR, Class J, (LIBOR USD 1 Month
+ 3.95%), 8.41%, 07/15/38
(a)(b)
........ 1,277 1,215,038
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C23, Class D, 4.14%,
07/15/50
(a)(b)
.................... 727 619,637
Morgan Stanley Capital I Trust
Series 2017-HR2, Class D, 2.73%,
12/15/50
(b)
................... 1,570 1,100,396
Series 2018-H3, Class C, 4.86%, 07/15/51
(a)
2,880 2,483,352
Series 2018-MP, Class E, 4.28%, 07/11/40
(a)
(b)
......................... 2,112 1,538,592
Series 2018-SUN, Class F, (LIBOR USD 1
Month + 2.55%), 7.01%, 07/15/35
(a)(b)
. 3,060 2,967,903
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class F, (1 Month CME Term SOFR +
5.29%), 9.76%, 03/15/39
(a)(b)
......... 13,791 12,931,293
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 3.95%, 05/10/39
(a)(b)(h)
..... 8,300 5,820,574
PKHL Commercial Mortgage Trust, Series
2021-MF, Class G, (LIBOR USD 1 Month +
4.35%), 8.81%, 07/15/38
(a)(b)
......... 1,400 1,273,681
Velocity Commercial Capital Loan Trust, Series
2022-1, Class M4, 5.20%, 02/25/52
(a)(b)
.. 6,158 4,924,549
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3, Class B, 4.50%,
09/15/57
(a)
................... 1,600 1,500,976
Series 2016-C37, Class C, 4.49%,
12/15/49
(a)
................... 2,803 2,495,629
Series 2016-LC25, Class C, 4.34%,
12/15/59
(a)
................... 8,320 7,279,493
Series 2016-NXS5, Class B, 4.95%,
01/15/59
(a)
................... 1,875 1,746,212
Series 2018-C45, Class C, 4.73%, 06/15/51 1,158 1,008,403
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1 Month CME Term
SOFR + 2.79%), 7.27%, 11/15/27
(a)(b)
... 11,975 11,967,452
598,863,482
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
BBCMS Trust
(b)
Series 2015-SRCH, Class XA, 0.91%,
08/10/35 .................... 72,690 2,276,297
Series 2015-SRCH, Class XB, 0.19%,
08/10/35 .................... 35,000 304,234
BX Trust, Series 2022-GPA, Class XCP, 1.03%,
10/15/39
(b)
..................... 375,000 2,043,975
CFCRE Commercial Mortgage Trust, Series
2016-C6, Class XA, 1.09%, 11/10/49 ... 59,859 1,870,764
Commercial Mortgage Trust
Series 2014-UBS5, Class XB2, 0.74%,
09/10/47
(b)
................... 12,675 145,299
Series 2015-CR25, Class XA, 0.80%,
08/10/48 .................... 11,972 199,400
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.80%,
09/15/47 ...................... 6,058 53,004

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
..................... USD 40,477 $ 916,128
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.79%, 03/10/50
(b)
.... 34,007 685,747
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2014-C15, Class XB, 0.33%,
04/15/47
(b)
................... 80,982 202,901
Series 2015-C26, Class XD, 1.31%,
10/15/48
(b)
................... 12,675 396,628
Series 2016-C32, Class XA, 0.65%,
12/15/49 .................... 29,600 606,249
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.59%, 03/15/49
(b)
.... 13,600 593,527
Natixis Commercial Mortgage Securities Trust
(b)
Series 2017-75B, Class XA, 0.20%,
04/10/37 .................... 40,610 359,496
Series 2017-75B, Class XB, 0.03%,
04/10/37 .................... 27,000 62,116
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.25%,
08/15/49
(b)
................... 11,784 425,717
Series 2016-LC25, Class XA, 0.83%,
12/15/59 .................... 19,014 490,122
WFRBS Commercial Mortgage Trust
Series 2014-C20, Class XB, 0.58%,
05/15/47 .................... 57,079 389,476
Series 2014-LC14, Class XA, 1.24%,
03/15/47 .................... 22,186 166,376
12,187,456
Total Non-Agency Mortgage-Backed Securities — 7.0%
(Cost: $996,156,472) ............................. 947,047,475
Preferred Securities
Capital Trusts — 3.0%
Banks — 0.8%
(a)(d)
Banco Bilbao Vizcaya Argentaria SA, (EUR
Swap Annual 5 Year + 6.46%), 6.00%
(c)
.. EUR 5,400 5,701,536
Bank of America Corp., Series RR, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.76%), 4.38% ...... USD 17,500 15,883,000
Citigroup, Inc.
Series U, (SOFR 1 Day + 3.81%), 5.00% . 18,356 17,529,980
Series Y, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.00%),
4.15% ...................... 15 13,350
HSBC Holdings plc, (USD Swap Rate 5 Year +
3.71%), 6.38% .................. 1,200 1,174,812
PNC Financial Services Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.60%),
3.40% ...................... 22,250 18,968,125
Series V, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.24%),
6.20% ...................... 3,762 3,763,129
US Bancorp, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.54%),
3.70% ........................ 15,530 13,569,337
Wells Fargo & Co.
Series S, (LIBOR USD 3 Month + 3.11%),
5.90% ...................... 15,875 15,537,656
Security
Par (000)
Par (000) Value
Banks (continued)
Series BB, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.45%),
3.90% ...................... USD 5,275 $ 4,862,891
97,003,816
Capital Markets — 0.7%
(a)(d)
Bank of New York Mellon Corp. (The), Series
H, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%), 3.70% 21,025 19,434,271
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.17%),
4.00% ...................... 21,725 20,017,415
Series H, (US Treasury Yield Curve Rate
T Note Constant Maturity 10 Year +
3.08%), 4.00% ................ 30,186 25,967,506
Goldman Sachs Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.97%),
3.80% ...................... 16,500 14,445,339
Series U, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.92%),
3.65% ...................... 11,000 9,565,600
89,430,131
Consumer Finance — 0.5%
(a)(d)
Ally Financial, Inc., Series B, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.87%), 4.70% ............. 23,375 19,225,937
American Express Co., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.85%), 3.55% ................. 35,415 31,335,184
Capital One Financial Corp., Series M, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.16%), 3.95% ...... 16,300 14,147,400
Discover Financial Services, Series C, (LIBOR
USD 3 Month + 3.08%), 5.50% ....... 20,150 17,732,000
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70% 1,220 1,128,500
83,569,021
Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.36%), 6.13%
(a)(d)
........... 16,815 16,762,874
Electric Utilities — 0.3%
Edison International
(a)(d)
Series A, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 4.70%),
5.38% ...................... 36,050 33,677,215
Series B, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.90%),
5.00% ...................... 1,870 1,662,598
35,339,813
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 5.74%),
7.00%
(a)(b)(d)
..................... 1,923 1,798,005
Industrial Conglomerates — 0.0%
General Electric Co., Series D, (LIBOR USD 3
Month + 3.33%), 8.10%
(a)(d)
.......... 499 497,254

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
January 31, 2023
Security
Par (000)
Par (000) Value
Insurance — 0.2%
MetLife, Inc., Series G, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.58%), 3.85%
(a)(d)
............... USD 26,150 $ 24,887,249
Multi-Utilities — 0.1%
Dominion Energy, Inc., Series C, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.20%), 4.35%
(a)(d)
........... 10,005 8,954,475
Oil, Gas & Consumable Fuels — 0.3%
(a)(d)
Energy Transfer LP
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.69%),
6.50% ...................... 5,417 5,080,496
Series G, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.31%),
7.13% ...................... 44,150 40,331,025
MPLX LP, Series B, (LIBOR USD 3 Month +
4.65%), 6.88% .................. 170 170,051
45,581,572
Total Capital Trusts — 3.0%
(Cost: $445,440,251) ............................. 403,824,210
Shares
Shares
Preferred Stocks — 0.4%
Consumer Finance — 0.1%
SLM Corp. (Preference), Series B, (LIBOR
USD 3 Month + 1.70%), 6.47%
(a)(d)
..... 136,000 8,801,920
Insurance — 0.1%
Allstate Corp. (The) (Preference), Series H,
5.10%
(d)
....................... 735,000 17,654,700
Life Sciences Tools & Services — 0.0%
Sartorius AG (Preference) ............. 2,439 1,093,677
Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA (Preference) ....... 662,016 3,414,215
Technology Hardware, Storage &
Peripherals — 0.2%
Samsung Electronics Co. Ltd. (Preference) . 594,449 26,675,360
Total Preferred Stocks — 0.4%
(Cost: $51,200,435) .............................. 57,639,872
Trust Preferreds — 0.1%
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I , (30Y CMT + 1.55%),
6.29%, 12/21/65
(a)(b)
............... 16,872,000 10,840,260
Consumer Finance — 0.0%
ILFC E-Capital Trust II , (LIBOR USD 3 Month +
1.80%), 6.54%, 12/21/65
(a)(b)
......... 11,944,000 7,931,927
Total Trust Preferreds — 0.1%
(Cost: $27,894,929) .............................. 18,772,187
Total Preferred Securities — 3.5%
(Cost: $524,535,615) ............................. 480,236,269
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)(b)
Series 2018-K732, Class B,
4.05%, 05/25/25 ............... USD 1,500 $ 1,450,006
Series 2018-W5FX, Class CFX, (LIBOR
USD 1 Month + 0.00%), 3.79%, 04/25/28 4,627 3,917,020
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $5,982,589) .............................. 5,367,026
U.S. Treasury Obligations
U.S. Treasury Notes , 4.25%, 09/30/24
(r)
.... 147,639 147,304,107
Total U.S. Treasury Obligations — 1.1%
(Cost: $147,529,273) ............................. 147,304,107
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International ( Issued/
Exercisable 07/14/22, 1 share for 1 w arrant,
Expires 06/30/27, Strike Price USD 10.00)
(f)
(h)
........................... 1,841 —
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. ( Issued/Exercisable
10/23/20, 1 share for 1 w arrant, Expires
10/27/24, Strike Price USD 36.00)
(f)
.... 1,489 16,305
Total Warrants — 0.0%
(Cost: $—) .................................... 16,305
Total Long-Term Investments — 97.5%
(Cost: $13,568,137,590) ........................... 13,263,305,308
Short-Term Securities
Money Market Funds — 6.3%
(q)(s)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.07% ................... 735,271,080 735,271,080
SL Liquidity Series, LLC, Money Market Series,
4.54%
(t)
....................... 122,599,338 122,623,857
Total Short-Term Securities — 6.3%
(Cost: $857,817,690) ............................. 857,894,937
Total Options Purchased — 0.0%
( Cost: $102,911 ) ................................ 45,834
Total Investments Before Options Written — 103.8%
(Cost: $14,426,058,191 ) ........................... 14,121,246,079
Total Options Written — (0.0)%
(Premium Received — $(55,186)) .................... (21,839)
Total Investments Net of Options Written — 103.8%
(Cost: $14,426,003,005 ) ........................... 14,121,224,240
Liabilities in Excess of Other Assets — (3.8)% ............ (517,516,952)
Net Assets — 100.0% ..............................
$ 13,603,707,288

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Perpetual security with no stated maturity date.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Non-income producing security.
(g)
All or a portion of this security is on loan.
(h)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(j)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $0, representing less than 0.05% of its net assets as of period end, and an original cost of $0.
(k)
Convertible security.
(l)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(m)
Issuer filed for bankruptcy and/or is in default.
(n)
Zero-coupon bond.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Fixed rate.
(q)
Affiliate of the Fund.
(r)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(s)
Annualized 7-day yield as of period end.
(t)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
Shares
Held at
01/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,110,335,000 $ — $ (375,063,920)
(a)
$ — $ — $ 735,271,080 735,271,080 $ 7,860,861 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 407,625,445 — (284,870,761)
(a)
(175,226) 44,399 122,623,857 122,599,338 2,616,709
(b)
—
iShares Core Dividend Growth
ETF .................. 156,928,300 270,130,479 — — 5,598,227 432,657,006 8,430,573 2,081,416 —
iShares Core S&P 500 ETF .... — 272,106,781 (65,155,875) (1,442,263) 9,268,542 214,777,185 526,015 1,200,461 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 380,113,648 — (267,151,841) (55,249,357) 32,052,546 89,764,996 1,176,012 7,165,641 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(c)
..... 52,903,976 — (51,365,671) 926,639 (2,464,944) — — 127,346 —
$ (55,940,207) $ 44,498,770 $ 1,595,094,124 $ 21,052,434 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index ............................................ 252 03/17/23 $ 13,162 $ 859,555
U.S. Treasury 10 Year Note ................................................... 3,604 03/22/23 413,784 7,533,247
U.S. Treasury 10 Year Ultra Note ............................................... 5,483 03/22/23 667,041 16,393,863
U.S. Treasury 5 Year Note .................................................... 14,115 03/31/23 1,545,041 2,412,389
27,199,054
Short Contracts
GBP Currency ............................................................ 3,645 03/13/23 280,961 1,536,659
JPY Currency ............................................................ 523 03/13/23 50,492 (1,661,738)
EURO STOXX 50 Index ..................................................... 1,165 03/17/23 53,074 (3,152,787)
MSCI Emerging Markets E-Mini Index ............................................ 596 03/17/23 31,129 (1,781,009)
S&P 500 E-Mini Index ...................................................... 344 03/17/23 70,348 (988,913)
U.S. Treasury 10 Year Note ................................................... 1,299 03/22/23 149,141 (1,499,658)
U.S. Treasury Long Bond .................................................... 138 03/22/23 18,022 (243,887)
U.S. Treasury Ultra Bond .................................................... 510 03/22/23 72,962 (1,043,674)
U.S. Treasury 2 Year Note .................................................... 10 03/31/23 2,058 (9,078)
U.S. Treasury 5 Year Note .................................................... 44 03/31/23 4,816 (56,975)
(8,901,060)
$ 18,297,994
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 495,000 USD 537,602 Bank of America NA 02/14/23 $ 963
USD 1,153,986 EUR 1,060,000 Bank of America NA 02/14/23 696
USD 120,042 EUR 110,000 UBS AG 02/14/23 361
USD 185,067 EUR 170,000 Westpac Banking Corp. 02/14/23 105
USD 1,722,514 GBP 1,390,000 Bank of New York Mellon 02/14/23 8,423
USD 358,212 GBP 290,000 Barclays Bank plc 02/14/23 596
USD 413,024 GBP 333,000 JPMorgan Chase Bank NA 02/14/23 2,382
USD 557,744 GBP 450,000 Morgan Stanley & Co. International plc 02/14/23 2,822
AED 2,283,000 USD 621,485 Barclays Bank plc 04/14/23 38
AED 2,424,000 USD 659,795 UBS AG 04/14/23 114
CAD 24,000 USD 17,857 Bank of America NA 04/14/23 190
CAD 6,000 USD 4,494 Citibank NA 04/14/23 18
CAD 9,059,000 USD 6,750,443 UBS AG 04/14/23 61,857
CHF 798,000 USD 872,340 Bank of America NA 04/14/23 5,953
EUR 2,281,000 USD 2,486,579 Bank of America NA 04/14/23 4,195
EUR 1,066,000 USD 1,158,032 Bank of New York Mellon 04/14/23 6,003
JPY 542,312,000 USD 4,141,946 Bank of New York Mellon 04/14/23 65,487
KRW 1,530,726,000 USD 1,241,737 UBS AG 04/14/23 2,632
NZD 12,595,000 USD 8,003,581 Bank of New York Mellon 04/14/23 140,842
SGD 435,000 USD 327,103 Bank of America NA 04/14/23 4,496
USD 7,552,258 AED 27,736,000 UBS AG 04/14/23 1,419
USD 1,385,749 EUR 1,269,000 Bank of New York Mellon 04/14/23 45
USD 958,186 GBP 772,000 Westpac Banking Corp. 04/14/23 4,954
USD 597,663 NZD 924,000 Bank of New York Mellon 04/14/23 168
314,759
EUR 4,430,000 USD 4,832,021 BNP Paribas SA 02/14/23 (12,136)
EUR 880,000 USD 959,672 HSBC Bank plc 02/14/23 (2,223)
USD 141,476 CHF 130,000 Morgan Stanley & Co. International plc 02/14/23 (700)
USD 315,675,213 EUR 293,375,000 Bank of New York Mellon 02/14/23 (3,519,760)
USD 1,923,018 EUR 1,780,000 Deutsche Bank AG 02/14/23 (13,640)

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 844,019 EUR 780,000 Goldman Sachs International 02/14/23 $ (4,629)
USD 3,173,294 EUR 2,920,000 JPMorgan Chase Bank NA 02/14/23 (3,696)
USD 651,237 EUR 600,000 Morgan Stanley & Co. International plc 02/14/23 (1,569)
USD 661,317 EUR 610,000 UBS AG 02/14/23 (2,369)
USD 34,435,792 GBP 28,350,000 Bank of America NA 02/14/23 (524,269)
USD 35,442,960 GBP 29,200,000 Bank of New York Mellon 02/14/23 (565,287)
USD 380,666 GBP 310,000 Goldman Sachs International 02/14/23 (1,613)
USD 2,745,332 GBP 2,230,000 UBS AG 02/14/23 (4,613)
USD 5,654,292 ZAR 101,900,000 BNP Paribas SA 02/28/23 (189,457)
USD 5,193,100 ZAR 93,750,000 HSBC Bank plc 02/28/23 (183,263)
USD 451,262 ZAR 8,150,000 Toronto Dominion Bank 02/28/23 (16,123)
ZAR 101,900,000 USD 5,971,076 BNP Paribas SA 02/28/23 (127,327)
ZAR 101,900,000 USD 6,011,161 HSBC Bank plc 02/28/23 (167,412)
USD 862,463 EUR 810,458 Bank of America NA 03/15/23 (20,875)
USD 4,609,796 EUR 4,350,620 Bank of New York Mellon 03/15/23 (132,049)
USD 3,196,471 EUR 2,986,873 JPMorgan Chase Bank NA 03/15/23 (58,994)
AED 857,000 USD 233,315 Bank of America NA 04/14/23 (5)
AED 3,921,000 USD 1,067,535 Citibank NA 04/14/23 (82)
AED 2,728,000 USD 742,716 Deutsche Bank AG 04/14/23 (47)
AED 594,000 USD 161,718 UBS AG 04/14/23 (7)
HKD 648,000 USD 83,195 Bank of America NA 04/14/23 (298)
USD 626,375 AED 2,301,000 Bank of America NA 04/14/23 (49)
USD 885,536 AUD 1,279,000 Bank of New York Mellon 04/14/23 (19,704)
USD 91,079 CAD 122,000 UBS AG 04/14/23 (665)
USD 3,671,632 CHF 3,385,000 Bank of America NA 04/14/23 (53,962)
USD 3,434,449 EUR 3,173,000 Bank of America NA 04/14/23 (30,358)
USD 3,329,061 GBP 2,739,000 Bank of America NA 04/14/23 (52,937)
(5,710,118)
$ (5,395,359)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EURO STOXX 50 Index ....................... 248 02/17/23 EUR 4,000.00 EUR 10,325 $ 45,834
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EURO STOXX 50 Index ........................ 248 02/17/23 EUR 3,900.00 EUR 10,325 $ (21,839)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1.00 % Quarterly 12/20/27 USD 13,400 $ (184,091) $ (95,023) $ (89,068)

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2023
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Casino Guichard Perrachon
SA ............. 5.00 % Quarterly
Credit Suisse
International 06/20/23 CCC+ EUR 400 $ (11,001) $ (17,270) $ 6,269
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
Goldman Sachs
International 06/20/23 NR EUR 438 (12,045) (19,592) 7,547
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 CCC+ EUR 540 (14,851) (18,978) 4,127
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 CCC+ EUR 292 (8,030) (10,831) 2,801
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 CCC+ EUR 340 (9,351) (24,095) 14,744
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/23 CCC+ EUR 400 (11,001) (30,929) 19,928
Novafives SAS ....... 5.00 Quarterly Citibank NA 06/20/23 B- EUR 310 (4,513) (8,820) 4,307
Novafives SAS ....... 5.00 Quarterly
Goldman Sachs
International 06/20/23 B- EUR 134 (1,956) (3,841) 1,885
Novafives SAS ....... 5.00 Quarterly
Goldman Sachs
International 06/20/23 B- EUR 236 (3,431) (6,289) 2,858
thyssenkrupp AG ...... 1.00 Quarterly BNP Paribas SA 06/20/23 BB EUR 800 (323) (9,143) 8,820
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/23 CCC+ EUR 200 (17,885) (38,146) 20,261
thyssenkrupp AG ...... 1.00 Quarterly Bank of America NA 12/20/23 BB EUR 710 (3,398) (13,797) 10,399
Telecom Italia SpA ..... 5.00 Quarterly Barclays Bank plc 12/20/24 B+ EUR 200 11,753 7,678 4,075
Saipem Finance
International BV .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ EUR 700 36,370 (13,145) 49,515
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 360 22,880 29,504 (6,624)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Bank of America NA 12/20/26 B+ EUR 320 (21,617) (10,985) (10,632)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Barclays Bank plc 12/20/26 B+ EUR 244 (16,460) 8,411 (24,871)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 237 (16,001) 8,647 (24,648)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 125 (8,444) 4,293 (12,737)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 B+ EUR 125 (8,444) 5,037 (13,481)
K+S AG ............ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB+ EUR 560 67,693 39,607 28,086
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
Credit Suisse
International 12/20/26 NR EUR 480 (18,640) (26,561) 7,921
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 476 21,222 14,471 6,751
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 BB+ EUR 1,090 120,040 44,197 75,843
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
Credit Suisse
International 06/20/27 BB EUR 615 (31,649) (78,112) 46,463
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 529 (27,249) (83,020) 55,771
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 113 (5,833) (11,094) 5,261
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 227 (11,665) (22,188) 10,523
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 131 (6,717) (17,453) 10,736
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/27 CCC- EUR 304 (58,747) (70,229) 11,482
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC- EUR 183 (35,312) (41,542) 6,230
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC- EUR 513 (99,254) (116,767) 17,513
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/27 CCC- EUR 149 (28,801) (34,878) 6,077
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC- EUR 312 (60,273) (71,396) 11,123
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC- EUR 226 (43,701) (51,725) 8,024

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2023
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Loxam SAS ......... 5.00 % Quarterly Bank of America NA 12/20/27 B EUR 730 $ (55,553) $ (55,553) $ —
United Group BV ...... 5.00 Quarterly Bank of America NA 12/20/27 B EUR 610 (93,266) (93,008) (258)
United Group BV ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 B EUR 740 (113,040) (120,779) 7,739
Telecom Italia SpA ..... 1.00 Quarterly Citibank NA 06/20/29 B+ EUR 300 (54,020) (52,079) (1,941)
CMBX.NA.9.A ........ 2.00 Monthly
Credit Suisse
International 09/17/58 A USD 3,750 (178,319) (101,959) (76,360)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 3,750 (656,547) (340,943) (315,604)
$ (1,467,379) $ (1,453,302) $ (14,077)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly HSBC Bank plc
(b)
02/10/23 $ 3,645,887 $ 32,795
(c)
$ 3,599,359 0.0%
(d)
Monthly
JPMorgan Chase
Bank NA
(e)
02/08/23 6,798,550 277,316
(f)
7,125,685 0.0
(d)
$ 310,111 $ 10,725,044
(b) (e)
Range: 90-95 basis points 40-60 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(c)
Amount includes $79,323 of net dividends and financing fees.
(d)
Rounds to less than 0.1%.
(f)
Amount includes $(49,819) of net dividends and financing fees.

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2023
The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Egypt
Commercial International Bank
Egypt SAE ............ 463,468 $ 762,326 21.2%
Vietnam
Vietnam Dairy Products JSC .. 861,700 2,837,033 78.8
Total Reference Entity — Long ............ 3,599,359
Net Value of Reference Entity — HSBC Bank plc $ 3,599,359
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date February 8, 2023:
Reference Entity — Long
Common Stocks
China
Prosus NV .............. 47,757 3,856,151 54.1
Hong Kong
Prudential plc ............ 196,652 3,267,387 45.9
Russia
X5 Retail Group NV, GDR ... 214,691 2,147 0.0
(a)
Total Reference Entity — Long ............ 7,125,685
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ 7,125,685
(a)
Rounds to less than 0.1%.
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ — $ (95,023) $ — $ (89,068) $ —
OTC Swaps ..................................................... 161,845 (1,615,147) 783,190 (487,156) —
Options Written ................................................... N/A N/A 33,347 — (21,839)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 859,555 $ 1,536,659 $ 26,339,499 $ — $ 28,735,713
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 314,759 — — 314,759
Options purchased
Investments at value — unaffiliated
(b)
............ — — 45,834 — — — 45,834
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 634,92 4 310,111 — — — 945,03 5
$ — $ 634,924 $ 1,215,500 $ 1,851,418 $ 26,339,499 $ — $ 30,041,341
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... — — 5,922,709 1,661,738 2,853,272 — 10,437,719
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 5,710,118 — — 5,710,118
Options written
Options written at value ..................... — — 21,839 — — — 21,839
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 89,068 — — — — 89,068
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 2,102,303 — — — — 2,102,303
$ — $ 2,191,371 $ 5,944,548 $ 7,371,856 $ 2,853,272 $ — $ 18,361,047
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended January 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 86,672,440 $ 12,569,374 $ (90,376,813) $ — $ 8,865,001
Forward foreign currency exchange contracts .... — — — (28,309,954) — — (28,309,954)
Options purchased
(a)
..................... — (242,407) 33,377,134 — 32,555 — 33,167,282
Options written ........................ — (62,422) (9,889,455) — — — (9,951,877)
Swaps .............................. — 484,003 306,245 — — — 790,248
$ — $ 179,174 $ 110,466,364 $ (15,740,580) $ (90,344,258) $ — $ 4,560,700
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (29,004,651) $ (11,924,582) $ 1,381,668 $ — $ (39,547,565)
Forward foreign currency exchange contracts .... — — — (223,084) — — (223,084)
Options purchased
(b)
..................... — 102,4 10 (8,852,18 8 ) — — — (8,749,7 78 )
Options written ........................ — 24,412 555,823 — — — 580,235
Swaps .............................. — 1,146,675 276,048 — — — 1,422,723
$ — $ 1,273,49 7 $ (37,024,96 8 ) $ (12,147,666) $ 1,381,668 $ — $ (46,517,4 69 )
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2023
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,519,919,967
Average notional value of contracts — short ................................................................................. $ 642,511,001
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 411,891,790
Average amounts sold — in USD ........................................................................................ $ 40,783,543
Options
Average value of option contracts purchased ................................................................................ $ 48,277
Average value of option contracts written ................................................................................... $ 16,048
Average notional value of swaption contracts purchased ......................................................................... $ 3,953,000
Average notional value of swaption contracts written ........................................................................... $ 1,976,500
Credit default swaps
Average notional value — buy protection ................................................................................... $ 17,150,000
Average notional value — sell protection ................................................................................... $ 23,118,939
Total return swaps
Average notional value ............................................................................................... $ 2,256,055
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 9,399,302 $ —
Forward foreign currency exchange contracts ................................................................. 314,759 5,710,118
Options
(a)
......................................................................................... 45,834 21,839
Swaps — centrally cleared .............................................................................. — 3,960
Swaps — OTC
(b)
..................................................................................... 945,035 2,102,303
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 10,704,930 $ 7,838,220
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(9,445,136) (25,799)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 1,259,794 $ 7,812,421
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 38,374 $ (38,374) $ — $ — $ —
Bank of New York Mellon ........................... 220,969 (220,969) — — —
Barclays Bank plc ................................ 44,542 (44,542) — — —
BNP Paribas SA ................................. 8,819 (8,819) — — —
Citibank NA .................................... 10,403 (10,403) — — —
Credit Suisse International .......................... 193,631 (193,631) — — —
Goldman Sachs International ........................ 33,510 (33,510) — — —
HSBC Bank plc .................................. 32,795 (32,795) — — —
JPMorgan Chase Bank NA .......................... 569,498 (500,438) — (69,060) —
Morgan Stanley & Co. International plc .................. 35,812 (35,812) — — —
UBS AG ...................................... 66,383 (7,653) — — 58,730
Westpac Banking Corp. ............................ 5,058 — — — 5,058
$ 1,259,794 $ (1,126,946) $ — $ (69,060) $ 63,788

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
(d)(e)
Bank of America NA .............................. $ 937,216 $ (38,374) $ — $ — $ 898,842
Bank of New York Mellon ........................... 4,236,799 (220,969) — — 4,015,830
Barclays Bank plc ................................ 183,180 (44,542) — — 138,638
BNP Paribas SA ................................. 338,063 (8,8 19 ) — — 329,24 4
Citibank NA .................................... 97,801 (10,403) — — 87,398
Credit Suisse International .......................... 337,646 (193,631) — (144,015) —
Deutsche Bank AG ............................... 13,687 — — — 13,687
Goldman Sachs International ........................ 35,964 (33,510) — — 2,454
HSBC Bank plc .................................. 352,899 (32,795) — — 320,104
JPMorgan Chase Bank NA .......................... 500,438 (500,438) — — —
Morgan Stanley & Co. International plc .................. 754,952 (35,812) (424,023) (295,117) —
Toronto Dominion Bank ............................ 16,123 — — — 16,123
UBS AG ...................................... 7,653 (7,653) — — —
$ 7,812,421 $ (1,126,94 6 ) $ (424,023) $ (439,132) $ 5,822,3 20
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 1,767,787,869 $ — $ 1,767,787,869
Common Stocks
Aerospace & Defense .................................... 14,025,370 12,088,051 — 26,113,421
Air Freight & Logistics .................................... 16,283,828 4,280,553 — 20,564,381
Airlines .............................................. 7,372,570 6,654,741 — 14,027,311
Auto Components ...................................... 6,717,251 — — 6,717,251
Automobiles .......................................... 7,176,372 8,719,654 — 15,896,026
Banks ............................................... 89,834,413 148,510,999 912 238,346,324
Beverages ........................................... 16,109,334 35,700,809 — 51,810,143
Biotechnology ......................................... 19,083,685 3,906,633 — 22,990,318
Building Products ....................................... — 3,733,542 — 3,733,542
Capital Markets ........................................ 36,597,299 1,603,107 — 38,200,406
Chemicals ............................................ 14,943,366 27,312,314 — 42,255,680
Commercial Services & Supplies ............................. — 460,463 — 460,463
Communications Equipment ................................ 9,575,338 6,295,985 — 15,871,323
Construction & Engineering ................................ — 6,211,102 — 6,211,102
Construction Materials .................................... — 1,187,038 — 1,187,038
Consumer Finance ...................................... 15,626,441 5,780,998 — 21,407,439
Containers & Packaging .................................. 7,637,596 — — 7,637,596
Diversified Financial Services ............................... 6,402,222 — — 6,402,222
Diversified Telecommunication Services ........................ 34,665,596 50,483,705 — 85,149,301
Electric Utilities ........................................ 120,657,418 26,627,726 — 147,285,144
Electrical Equipment ..................................... — 25,361,310 — 25,361,310
Electronic Equipment, Instruments & Components ................. 17,426,925 11,983,171 — 29,410,096
Energy Equipment & Services .............................. 11,590,655 5,478,394 5,365 17,074,414
Equity Real Estate Investment Trusts (REITs) .................... 308,702,574 52,533,697 — 361,236,271
Food & Staples Retailing .................................. 25,338,296 1,153,002 2,075 26,493,373

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Level 1 Level 2 Level 3 Total
Food Products ......................................... $ 9,027,961 $ 24,157,922 $ — $ 33,185,883
Gas Utilities ........................................... 174,282 22,322,105 — 22,496,387
Health Care Equipment & Supplies ........................... 42,417,339 22,716,775 — 65,134,114
Health Care Providers & Services ............................ 54,148,523 7,083,141 — 61,231,664
Hotels, Restaurants & Leisure .............................. 9,814,750 16,188,119 — 26,002,869
Household Durables ..................................... 9,499,477 15,956,523 — 25,456,000
Household Products ..................................... 1,631,756 23,025,855 — 24,657,611
Independent Power and Renewable Electricity Producers ............ 2,283,565 4,297,958 — 6,581,523
Industrial Conglomerates .................................. — 2,743,839 — 2,743,839
Insurance ............................................ 40,830,243 77,721,092 — 118,551,335
Interactive Media & Services ............................... 5,679,976 1,798,097 — 7,478,073
Internet & Direct Marketing Retail ............................ 9,260,160 18,354,917 — 27,615,077
IT Services ........................................... 82,849,684 36,760,980 — 119,610,664
Life Sciences Tools & Services .............................. — 23,912,568 — 23,912,568
Machinery ............................................ 17,475,684 37,804,861 — 55,280,545
Marine .............................................. — 236,510 — 236,510
Media ............................................... 10,001,376 123,108 — 10,124,484
Metals & Mining ........................................ 5,043,240 16,332,367 87 21,375,694
Multiline Retail ......................................... 3,966,995 — 193 3,967,188
Multi-Utilities .......................................... 86,267,258 13,247,638 — 99,514,896
Oil, Gas & Consumable Fuels ............................... 98,925,158 60,688,328 78,409 159,691,895
Personal Products ...................................... 14,414,589 11,809,979 — 26,224,568
Pharmaceuticals ....................................... 8,909,570 116,960,620 — 125,870,190
Professional Services .................................... 6,308,428 21,603,156 — 27,911,584
Real Estate Management & Development ....................... — 33,883,428 — 33,883,428
Road & Rail ........................................... 30,133,557 5,378,643 — 35,512,200
Semiconductors & Semiconductor Equipment .................... — 87,213,129 — 87,213,129
Software ............................................. 53,957,416 269,354 — 54,226,770
Specialty Retail ........................................ 2,808,904 30,557,653 — 33,366,557
Technology Hardware, Storage & Peripherals .................... — 17,345,547 — 17,345,547
Textiles, Apparel & Luxury Goods ............................ 4,878,699 45,052,079 — 49,930,778
Tobacco ............................................. 25,072,740 7,526,595 — 32,599,335
Trading Companies & Distributors ............................ 1,982,319 23,755,835 — 25,738,154
Transportation Infrastructure ............................... 12,975,844 102,670,054 — 115,645,898
Water Utilities ......................................... 897,783 6,468,099 — 7,365,882
Wireless Telecommunication Services ......................... 4,107,953 24,509,765 4 28,617,722
Corporate Bonds
Aerospace & Defense .................................... — 132,326,032 — 132,326,032
Air Freight & Logistics .................................... — 1,706,363 — 1,706,363
Airlines .............................................. — 65,622,258 — 65,622,258
Auto Components ...................................... — 56,016,564 — 56,016,564
Automobiles .......................................... — 41,222,512 — 41,222,512
Banks ............................................... — 651,485,708 — 651,485,708
Beverages ........................................... — 8,614,516 — 8,614,516
Biotechnology ......................................... — 13,385,737 — 13,385,737
Building Products ....................................... — 27,978,842 — 27,978,842
Capital Markets ........................................ — 215,659,422 — 215,659,422
Chemicals ............................................ — 70,122,793 — 70,122,793
Commercial Services & Supplies ............................. — 92,665,020 — 92,665,020
Communications Equipment ................................ — 26,356,901 — 26,356,901
Construction & Engineering ................................ — 12,395,676 — 12,395,676
Construction Materials .................................... — 1,543,235 — 1,543,235
Consumer Finance ...................................... — 68,560,835 — 68,560,835
Containers & Packaging .................................. — 91,065,777 — 91,065,777
Distributors ........................................... — 2,474,435 — 2,474,435
Diversified Consumer Services .............................. — 20,884,694 — 20,884,694
Diversified Financial Services ............................... — 30,878,855 — 30,878,855
Diversified Telecommunication Services ........................ — 206,098,554 — 206,098,554
Electric Utilities ........................................ — 117,036,422 — 117,036,422
Electrical Equipment ..................................... — 21,788,500 — 21,788,500
Electronic Equipment, Instruments & Components ................. — 9,550,649 — 9,550,649
Energy Equipment & Services .............................. — 45,311,331 — 45,311,331
Entertainment ......................................... — 34,115,268 — 34,115,268
Equity Real Estate Investment Trusts (REITs) .................... — 89,087,564 — 89,087,564
Fair Value Hierarchy as of Period End (continued)

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Level 1 Level 2 Level 3 Total
Food & Staples Retailing .................................. $ — $ 24,910,329 $ — $ 24,910,329
Food Products ......................................... — 35,049,994 — 35,049,994
Gas Utilities ........................................... — 5,114,075 — 5,114,075
Health Care Equipment & Supplies ........................... — 23,624,839 — 23,624,839
Health Care Providers & Services ............................ — 103,425,704 — 103,425,704
Health Care Technology .................................. — 1,038,375 — 1,038,375
Hotels, Restaurants & Leisure .............................. — 191,763,176 — 191,763,176
Household Durables ..................................... — 17,811,659 — 17,811,659
Household Products ..................................... — 4,481,133 — 4,481,133
Independent Power and Renewable Electricity Producers ............ — 17,109,755 — 17,109,755
Industrial Conglomerates .................................. — 986,653 — 986,653
Insurance ............................................ — 139,264,691 — 139,264,691
Interactive Media & Services ............................... — 2,124,423 — 2,124,423
Internet & Direct Marketing Retail ............................ — 15,088,113 — 15,088,113
IT Services ........................................... — 66,125,583 — 66,125,583
Leisure Products ....................................... — 3,329,958 — 3,329,958
Life Sciences Tools & Services .............................. — 4,596,817 — 4,596,817
Machinery ............................................ — 43,750,195 — 43,750,195
Marine .............................................. — 2,044,535 — 2,044,535
Media ............................................... — 183,712,802 — 183,712,802
Metals & Mining ........................................ — 90,296,147 — 90,296,147
Mortgage Real Estate Investment Trusts (REITs) .................. — 989,288 — 989,288
Multiline Retail ......................................... — 2,536,739 — 2,536,739
Multi-Utilities .......................................... — 8,061,540 — 8,061,540
Oil, Gas & Consumable Fuels ............................... — 415,056,643 — 415,056,643
Paper & Forest Products .................................. — 3,071,365 — 3,071,365
Personal Products ...................................... — 1,771,910 — 1,771,910
Pharmaceuticals ....................................... — 43,370,943 — 43,370,943
Professional Services .................................... — 12,211,693 — 12,211,693
Real Estate Management & Development ....................... — 72,632,943 — 72,632,943
Road & Rail ........................................... — 51,966,891 — 51,966,891
Semiconductors & Semiconductor Equipment .................... — 57,869,861 — 57,869,861
Software ............................................. — 147,866,753 — 147,866,753
Specialty Retail ........................................ — 56,659,733 — 56,659,733
Technology Hardware, Storage & Peripherals .................... — 12,525,306 — 12,525,306
Textiles, Apparel & Luxury Goods ............................ — 7,118,363 — 7,118,363
Thrifts & Mortgage Finance ................................ — 25,691,143 — 25,691,143
Tobacco ............................................. — 5,612,442 — 5,612,442
Trading Companies & Distributors ............................ — 39,510,824 — 39,510,824
Transportation Infrastructure ............................... — 1,632,735 — 1,632,735
Water Utilities ......................................... — 1,171,377 — 1,171,377
Wireless Telecommunication Services ......................... — 61,566,424 — 61,566,424
Equity-Linked Notes ...................................... — 1,013,034,885 — 1,013,034,885
Floating Rate Loan Interests
Aerospace & Defense .................................... — 12,680,767 — 12,680,767
Airlines .............................................. — 13,690,970 — 13,690,970
Auto Components ...................................... — 4,912,658 — 4,912,658
Automobiles .......................................... — 1,933,906 — 1,933,906
Banks ............................................... — — 10,363,341 10,363,341
Beverages ........................................... — 6,421,743 — 6,421,743
Building Products ....................................... — 6,073,359 — 6,073,359
Capital Markets ........................................ — 12,610,405 9,105,252 21,715,657
Chemicals ............................................ — 21,315,870 700,645 22,016,515
Commercial Services & Supplies ............................. — 22,561,178 1,372,321 23,933,499
Communications Equipment ................................ — 1,803,509 234,706 2,038,215
Construction & Engineering ................................ — 4,642,537 13,671,174 18,313,711
Construction Materials .................................... — 6,235,937 — 6,235,937
Containers & Packaging .................................. — 10,317,805 — 10,317,805
Distributors ........................................... — 1,214,532 — 1,214,532
Diversified Consumer Services .............................. — 14,568,916 — 14,568,916
Diversified Financial Services ............................... — 15,964,389 106,387,607 122,351,996
Diversified Telecommunication Services ........................ — 22,786,044 1,832,531 24,618,575
Electric Utilities ........................................ — 1,089,390 — 1,089,390
Electrical Equipment ..................................... — 2,730,485 — 2,730,485
Fair Value Hierarchy as of Period End (continued)

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Level 1 Level 2 Level 3 Total
Electronic Equipment, Instruments & Components ................. $ — $ 1,267,563 $ — $ 1,267,563
Energy Equipment & Services .............................. — 240,917 — 240,917
Entertainment ......................................... — 23,556,328 — 23,556,328
Equity Real Estate Investment Trusts (REITs) .................... — 2,232,820 — 2,232,820
Food & Staples Retailing .................................. — 2,732,863 — 2,732,863
Food Products ......................................... — 19,160,963 — 19,160,963
Health Care Equipment & Supplies ........................... — 8,541,587 — 8,541,587
Health Care Providers & Services ............................ — 14,406,086 — 14,406,086
Health Care Technology .................................. — 9,363,734 — 9,363,734
Hotels, Restaurants & Leisure .............................. — 47,144,565 13,579,827 60,724,392
Household Durables ..................................... — 8,221,999 — 8,221,999
Household Products ..................................... — 2,680,803 — 2,680,803
Independent Power and Renewable Electricity Producers ............ — 1,473,425 — 1,473,425
Insurance ............................................ — 28,042,257 — 28,042,257
Interactive Media & Services ............................... — 8,851,134 — 8,851,134
Internet & Direct Marketing Retail ............................ — 4,435,065 362,492 4,797,557
IT Services ........................................... — 17,516,079 — 17,516,079
Leisure Products ....................................... — — 955,602 955,602
Life Sciences Tools & Services .............................. — 12,966,905 — 12,966,905
Machinery ............................................ — 23,636,572 — 23,636,572
Media ............................................... — 20,206,242 2,689,413 22,895,655
Multiline Retail ......................................... — 1,428,305 652,429 2,080,734
Oil, Gas & Consumable Fuels ............................... — 12,684,181 — 12,684,181
Personal Products ...................................... — 5,432,515 — 5,432,515
Pharmaceuticals ....................................... — 10,858,315 3,024,910 13,883,225
Professional Services .................................... — 21,078,389 — 21,078,389
Real Estate Management & Development ....................... — 3,373,754 — 3,373,754
Road & Rail ........................................... — 5,441,017 — 5,441,017
Semiconductors & Semiconductor Equipment .................... — 2,392,461 — 2,392,461
Software ............................................. — 54,860,646 1,339,943 56,200,589
Specialty Retail ........................................ — 11,060,428 — 11,060,428
Textiles, Apparel & Luxury Goods ............................ — 1,435,488 — 1,435,488
Trading Companies & Distributors ............................ — 6,959,269 1,871,963 8,831,232
Transportation Infrastructure ............................... — 1,018,201 1,778,840 2,797,041
Wireless Telecommunication Services ......................... — 3,731,797 — 3,731,797
Foreign Agency Obligations ................................. — 76,588,760 — 76,588,760
Foreign Government Obligations .............................. — 161,182,306 — 161,182,306
Investment Companies .................................... 906,189,446 — — 906,189,446
Non-Agency Mortgage-Backed Securities ........................ — 894,186,717 52,860,758 947,047,475
Preferred Securities
Banks ............................................... — 97,003,816 — 97,003,816
Capital Markets ........................................ — 89,430,131 — 89,430,131
Commercial Services & Supplies ............................. — 10,840,260 — 10,840,260
Consumer Finance ...................................... 8,801,920 91,500,948 — 100,302,868
Diversified Financial Services ............................... — 16,762,874 — 16,762,874
Electric Utilities ........................................ — 35,339,813 — 35,339,813
Independent Power and Renewable Electricity Producers ............ — 1,798,005 — 1,798,005
Industrial Conglomerates .................................. — 497,254 — 497,254
Insurance ............................................ 17,654,700 24,887,249 — 42,541,949
Life Sciences Tools & Services .............................. — 1,093,677 — 1,093,677
Multi-Utilities .......................................... — 8,954,475 — 8,954,475
Oil, Gas & Consumable Fuels ............................... 3,414,215 45,581,572 — 48,995,787
Technology Hardware, Storage & Peripherals .................... — 26,675,360 — 26,675,360
U.S. Government Sponsored Agency Securities .................... — 5,367,026 — 5,367,026
U.S. Treasury Obligations ................................... — 147,304,107 — 147,304,107
Warrants .............................................. 16,305 — — 16,305
Short-Term Securities
Money Market Funds ...................................... 735,271,080 — — 735,271,080
Options Purchased
Equity contracts .......................................... 45,834 — — 45,834
Liabilities
Unfund ed Floating Rate Loan Interests
(a)
.............................. — — (511,156) (511,156)
$ 3,112,905,278 $ 10,662,846,145 $ 222,359,643 $ 13,998,111,066
Fair Value Hierarchy as of Period End (continued)

2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Level 1 Level 2 Level 3 Total
Investments valued at NAV
(b)
...................................... 122,623,857
$ —
$ 14,120,734,923
$ —
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 473,079 $ — $ 473,079
Equity contracts ........................................... 859,555 310,111 — 1,169,666
Foreign currency exchange contracts ............................ 1,536,659 314,759 — 1,851,418
Interest rate contracts ....................................... 26,339,499 — — 26,339,499
Liabilities
Credit contracts ........................................... — (576,224) — (576,224)
Equity contracts ........................................... (2,791,761) (3,152,787) — (5,944,548)
Foreign currency exchange contracts ............................ (1,661,738) (5,710,118) — (7,371,856)
Interest rate contracts ....................................... (2,853,272) — — (2,853,272)
$ 21,428,942 $ (8,341,180) $ — $ 13,087,762
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2022 ....................................... $ 10,267,248 $ 72,638 $ 12,110,810 $ 187,906,300 $ 72,835,034 $ (515,438) $ 282,676,592
Transfers into Level 3 ................................................. — — — 10,647,394 30,043,310 — 40,690,704
Transfers out of Level 3 ................................................ (10,267,248) (52,363) (12,110,810) (23,231,917) (45,816,147) — (91,478,485)
Accrued discounts/premiums ............................................. — — — 66,585 47,124 — 113,709
Net realized loss ..................................................... — — — (1,624,102) (48,484) — (1,672,586)
Net change in unrealized appreciation (depreciation)
(a)(b)
........................... — (26,900,289) — 1,566,224 (2,948,410) 4,282 (28,278,193)
Purchases ......................................................... — 26,967,059 — 1,429,979 — — 28,397,038
Sales ............................................................ — — — (6,837,467) (1,251,669) — (8,089,136)
Closing balance, as of January 31, 2023 .....................................
$ — $ 87,045 $ — $ 169,922,996 $ 52,860,758 $ (511,156) $ 222,359,643
Net change in unrealized appreciation (depreciation) on investments still held at January 31,
2023
(b)
.........................................................
$ — $ (26,900,289) $ — $ 1,564,257 $ (2,948,410) $ — $ (28,284,442)
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
January 31, 2023
See notes to financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third party pricing information of
$69,247,077. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Common Stocks ............................. $ 5,365 Market Revenue Multiple 0.40x —
Floating Rate Interests ......................... 153,107,201 Income Credit Spread 376 – 568 428
Estimated Recovery
Value
50% —
$ 153,112,566
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Statements of Assets and Liabilities
(unaudited)
January 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock
Dynamic High
Income Portfolio
BlackRock
Multi-Asset
Income Portfolio
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 1,065,523,195 $ 12,526,151,955
Investments, at value — affiliated
(c)
........................................................................... 207,483,708 1,595,094,124
Cash   .............................................................................................. 808,428 9,597,183
Cash pledged:
Collateral — exchange-traded options written ................................................................... — 310,000
Collateral — OTC derivatives ............................................................................. — 910,000
Futures contracts ..................................................................................... 10,201,742 75,459,000
Centrally cleared swaps ................................................................................. — 200,000
Foreign currency, at value
(d)
................................................................................ 104,468 7,756,280
Receivables: – –
Investments sold ..................................................................................... 6,615,802 59,102,127
Securities lending income — affiliated ....................................................................... 134 34,638
Swaps   ........................................................................................... 91,879 1,219,523
Capital shares sold .................................................................................... 2,572,795 22,193,130
Dividends — unaffiliated ................................................................................ 12,696 5,065,660
Dividends — affiliated .................................................................................. 384,513 1,614,672
Interest — unaffiliated .................................................................................. 7,823,309 91,365,080
From the Manager .................................................................................... 24,893 114,436
Variation margin on futures contracts ........................................................................ 2,119,640 9,399,302
Swap premiums paid .................................................................................... — 161,845
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. 19,929 314,759
OTC swaps ......................................................................................... 52,271 783,190
Prepaid expenses ...................................................................................... 79,382 245,242
Total assets ..........................................................................................
1,303,918,784 14,407,092,146
LIABILITIES
Cash received:
Collateral — OTC derivatives ............................................................................. — 249,000
Collateral on securities loaned .............................................................................. 641,766 125,312,562
Options written, at value
(e)
................................................................................. — 21,839
Payables: – –
Investments purchased ................................................................................. 80,758,790 602,193,735
Swaps   ........................................................................................... 138 1,177
Accounting services fees ................................................................................ 143,327 303,350
Administration fees .................................................................................... 40,978 387,325
Capital shares redeemed ................................................................................ 5,019,918 46,609,079
Custodian fees ....................................................................................... 82,797 539,853
Deferred foreign capital gain tax ........................................................................... 15,555 1,289,811
Income dividend distributions ............................................................................. 755,814 6,744,338
Investment advisory fees ................................................................................ 473,984 5,025,984
Trustees' and Officer's fees .............................................................................. 2,495 29,839
Professional fees ..................................................................................... 116,481 156,642
Registration fees ..................................................................................... 10,140 757,432
Service and distribution fees .............................................................................. 57,191 1,631,728
Transfer agent fees ................................................................................... 334,632 3,705,727
Other accrued expenses ................................................................................ 38,600 97,900
Variation margin on centrally cleared swaps ................................................................... — 3,960
Swap premiums received ................................................................................. — 1,615,147
Unrealized depreciation on: – –
Forward foreign currency exchange contracts .................................................................. 124,148 5,710,118
OTC swaps ......................................................................................... — 487,156
Unfunded floating rate loan interests ........................................................................ — 511,156
Total liabilities .........................................................................................
88,616,754 803,384,858
NET ASSETS .........................................................................................
$ 1,215,302,030 $ 13,603,707,288

Statements of Assets and Liabilities
(unaudited) (continued)
January 31, 2023

Financial Statements
See notes to financial statements.
BlackRock
Dynamic High
Income Portfolio
BlackRock
Multi-Asset
Income Portfolio
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 1,453,242,498 $ 15,592,125,287
Accumulated loss ...................................................................................... (237,940,468) (1,988,417,999)
NET ASSETS .........................................................................................
$ 1,215,302,030 $ 13,603,707,288
(a)
  Investments, at cost — unaffiliated ......................................................................... $ 1,096,475,126 $ 12,858,507,591
(b)
  Securities loaned, at value ............................................................................... $ 552,143 $ 121,381,906
(c)
  Investments, at cost — affiliated ........................................................................... $ 210,694,502 $ 1,567,550,600
(d)
  Foreign currency, at cost ................................................................................ $ 105,004 $ 7,707,675
(e)
  Premiums received ................................................................................... $ — $ 55,186

Statements of Assets and Liabilities
(unaudited) (continued)
January 31, 2023
2023
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Dynamic High
Income Portfolio
BlackRock Multi-
Asset Income
Portfolio
NET ASSET VALUE
Institutional
Net assets ...........................................................................................
$ 847,885,172 $ 7,413,271,401
Shares outstanding ....................................................................................
102,558,020 743,362,811
Net asset value .......................................................................................
$ 8.27 $ 9.97
Shares authorized .....................................................................................
Unlimited Unlimited
Par value ...........................................................................................
$ 0.001 $ 0.001
Investor A
Net assets ...........................................................................................
$ 136,083,845 $ 4,408,479,813
Shares outstanding ....................................................................................
16,453,833 442,572,646
Net asset value .......................................................................................
$ 8.27 $ 9.96
Shares authorized .....................................................................................
Unlimited Unlimited
Par value ...........................................................................................
$ 0.001 $ 0.001
Investor C
Net assets ...........................................................................................
$ 32,666,860 $ 825,963,253
Shares outstanding ....................................................................................
3,954,903 83,021,850
Net asset value .......................................................................................
$ 8.26 $ 9.95
Shares authorized .....................................................................................
Unlimited Unlimited
Par value ...........................................................................................
$ 0.001 $ 0.001
Class K
Net assets ...........................................................................................
$ 198,666,153 $ 955,992,821
Shares outstanding ....................................................................................
24,017,300 95,908,864
Net asset value .......................................................................................
$ 8.27 $ 9.97
Shares authorized .....................................................................................
Unlimited Unlimited
Par value ...........................................................................................
$ 0.001 $ 0.001

Statements of Operations
(unaudited)

Six Months Ended January 31, 2023

Financial Statements
See notes to financial statements.
BlackRock
Dynamic High
Income Portfolio
BlackRock
Multi-Asset
Income Portfolio
INVESTMENT INCOME – –
Dividends — unaffiliated ................................................................................ $ 3,936,134 $ 47,071,832
Dividends — affiliated .................................................................................. 3,158,356 18,435,725
Interest — unaffiliated .................................................................................. 34,760,991 353,413,000
Securities lending income — affiliated — net .................................................................. 272,344 2,616,709
Foreign taxes withheld ................................................................................. (132,197) (1,853,416)
Total investment income ..................................................................................
41,995,628 419,683,850
EXPENSES
Investment advisory ................................................................................... 3,601,737 35,965,640
Transfer agent — class specific ........................................................................... 419,014 4,265,930
Service and distribution — class specific ..................................................................... 323,856 10,064,472
Accounting services ................................................................................... 315,611 536,649
Administration ...................................................................................... 246,589 2,363,363
Administration — class specific ........................................................................... 121,432 1,403,338
Custodian .......................................................................................... 108,696 674,966
Professional ........................................................................................ 94,981 267,732
Registration ........................................................................................ 52,358 182,135
Printing and postage .................................................................................. 9,580 36,708
Trustees and Officer ................................................................................... 9,070 46,731
Miscellaneous ....................................................................................... 42,972 145,955
Total expenses ........................................................................................
5,345,896 55,953,619
Less: – –
Fees waived and/or reimbursed by the Manager ................................................................ (834,156) (5,043,754)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................... (166,297) (995,643)
Administration fees waived by the Manager — class specific ........................................................ (121,381) (1,399,544)
Total expenses after fees waived and/or reimbursed ...............................................................
4,224,062 48,514,678
Net investment income ...................................................................................
37,771,566 371,169,172
REALIZED AND UNREALIZED GAIN (LOSS) $ (33,574,830) $ (153,971,387)
Net realized gain (loss) from:
Investments — unaffiliated
(a)
........................................................................... (37,438,081) (424,450,355)
Investments — affiliated .............................................................................. (5,765,913) (55,940,207)
Forward foreign currency exchange contracts ................................................................ 55,986 (28,309,954)
Foreign currency transactions .......................................................................... 281,978 16,542,673
Futures contracts ................................................................................... (8,319,281) 8,865,001
Options written .................................................................................... (1,138,304) (9,951,877)
Swaps   ......................................................................................... 229,090 790,248
(52,094,525) (492,454,471)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(b)
........................................................................... 25,080,418 331,449,760
Investments — affiliated .............................................................................. 3,325,673 44,498,770
Forward foreign currency exchange contracts ................................................................ (130,425) (223,084)
Foreign currency translations ........................................................................... 1,233 294,915
Futures contracts ................................................................................... (9,712,934) (39,547,565)
Options written .................................................................................... (7,446) 580,235
Swaps   ......................................................................................... (37,251) 1,422,723
Unfunded floating rate loan interests ...................................................................... 428 7,330
18,519,696 338,483,084
Net realized and unrealized loss .............................................................................
(33,574,829) (153,971,387)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 4,196,737 $ 217,197,785
(a)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ................................................ $ (3,982) $ (64,749)
(b)
Net of increase in deferred foreign capital gain tax of ............................................................. $ (15,555) $ (585,778)

Statements of Changes in Net Assets

2023
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock Dynamic High Income Portfolio BlackRock Multi-Asset Income Portfolio
Six Months Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Six Months Ended
01/31/23
(unaudited)
Year Ended
07/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 37,771,566 $ 72,674,043 $ 371,169,172 $ 713,059,681
Net realized loss ........................................................ (52,094,525) (134,271,755) (492,454,471) (441,914,857)
Net change in unrealized appreciation (depreciation) ................................ 18,519,696 (110,739,742) 338,483,084 (1,737,315,841)
Net increase (decrease) in net assets resulting from operations ...........................
4,196,737 (172,337,454) 217,197,785 (1,466,171,017)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ........................................................... (26,571,434) (74,064,675) (214,758,014) (538,326,729)
  Investor A ............................................................ (3,801,577) (11,326,816) (119,867,171) (278,698,873)
  Investor C ............................................................ (862,373) (2,688,002) (20,391,481) (58,490,866)
  Class K .............................................................. (6,285,640) (17,941,222) (26,984,753) (62,159,274)
Decrease in net assets resulting from distributions to shareholders .........................
(37,521,024) (106,020,715) (382,001,419) (937,675,742)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
(64,419,093) 79,624,881 (1,525,939,741) (572,550,468)
NET ASSETS
Total decrease in net assets .................................................. (97,743,380) (198,733,288) (1,690,743,375) (2,976,397,227)
Beginning of period ........................................................
1,313,045,410 1,511,778,698 15,294,450,663 18,270,847,890
End of period ............................................................
$ 1,215,302,030 $ 1,313,045,410 $ 13,603,707,288 $ 15,294,450,663
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Dynamic High Income Portfolio
Institutional
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Net asset value, beginning of period ..............
$ 8.47  $ 10.23  $ 9.03  $ 9.65  $ 9.77  $ 9.83
Net investment income
(a)
......................
0.25  0.47  0.50  0.53  0.59  0.63
Net realized and unrealized gain (loss) .............
(0.20) (1.54) 1.20  (0.63) (0.11) (0.04)
Net increase (decrease) from investment operations ..... 0.05  (1.07) 1.70  (0.10) 0.48  0.59
Distributions
(b)
– – – – – –
From net investment income ...................
(0.25) (0.58) (0.50) (0.46) (0.55) (0.63)
From net realized gain ........................
—  (0.11) —  —  —  (0.02)
Return of capital ............................ —  —  —  (0.06) (0.05) —
Total distributions ............................ (0.25) (0.69) (0.50) (0.52) (0.60) (0.65)
Net asset value, end of period ................... $ 8.27  $ 8.47  $ 10.23  $ 9.03  $ 9.65  $ 9.77
Total Return
(c)
— — — — — —
Based on net asset value ....................... 0.77%
(d)
(11.04)% 19.22%
(e)
(0.93)% 5.23%
(e)
6.26%
Ratios to Average Net Assets
(f)
Total expenses ..............................
0.84%
(g)
0.81% 0.81% 0.80% 0.80% 0.90%
Total expenses after fees waived and/or reimbursed .....
0.65%
(g)
0.65% 0.65% 0.65% 0.65% 0.66%
Net investment income ........................
6.27%
(g)
5.00% 5.12% 5.79% 6.21% 6.45%
Supplemental Data
Net assets, end of period (000) ................... $ 847,885  $ 924,072  $ 1,026,159  $ 828,901  $ 898,605  $ 498,892
Portfolio turnover rate
(h)
......................... 28% 59% 77% 94% 69% 75%
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Portfolio turnover rate (including equity-linked notes) ....................... 94% 196% 180% 215% 180% 236%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Dynamic High Income Portfolio
Investor A
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Net asset value, beginning of period ..............
$ 8.47  $ 10.24  $ 9.03  $ 9.66  $ 9.77  $ 9.83
Net investment income
(a)
......................
0.24  0.45  0.47  0.51  0.56  0.61
Net realized and unrealized gain (loss) .............
(0.20) (1.56) 1.21  (0.64) (0.10) (0.04)
Net increase (decrease) from investment operations ..... 0.04  (1.11) 1.68  (0.13) 0.46  0.57
Distributions
(b)
– – – – – –
From net investment income ...................
(0.24) (0.55) (0.47) (0.44) (0.52) (0.61)
From net realized gain ........................
—  (0.11) —  —  —  (0.02)
Return of capital ............................ —  —  —  (0.06) (0.05) —
Total distributions ............................ (0.24) (0.66) (0.47) (0.50) (0.57) (0.63)
Net asset value, end of period ................... $ 8.27  $ 8.47  $ 10.24  $ 9.03  $ 9.66  $ 9.77
Total Return
(c)
— — — — — —
Based on net asset value ....................... 0.64%
(d)
(11.35)% 19.04%
(e)
(1.28)% 5.08%
(e)
5.99%
Ratios to Average Net Assets
(f)
Total expenses ..............................
1.06%
(g)
1.03% 1.04% 1.04% 1.05% 1.16%
Total expenses after fees waived and/or reimbursed .....
0.90%
(g)
0.90% 0.90% 0.90% 0.90% 0.92%
Net investment income ........................
6.01%
(g)
4.74% 4.87% 5.56% 5.94% 6.15%
Supplemental Data
Net assets, end of period (000) ................... $ 136,084  $ 136,426  $ 175,444  $ 147,034  $ 91,064  $ 59,628
Portfolio turnover rate
(h)
......................... 28% 59% 77% 94% 69% 75%
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Portfolio turnover rate (including equity-linked notes) ....................... 94% 196% 180% 215% 180% 236%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Dynamic High Income Portfolio
Investor C
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Net asset value, beginning of period ..............
$ 8.46  $ 10.22  $ 9.02  $ 9.64  $ 9.76  $ 9.82
Net investment income
(a)
......................
0.21  0.38  0.40  0.44  0.49  0.53
Net realized and unrealized gain (loss) .............
(0.20) (1.55) 1.20  (0.63) (0.11) (0.03)
Net increase (decrease) from investment operations ..... 0.01  (1.17) 1.60  (0.19) 0.38  0.50
Distributions
(b)
– – – – – –
From net investment income ...................
(0.21) (0.48) (0.40) (0.37) (0.45) (0.54)
From net realized gain ........................
—  (0.11) —  —  —  (0.02)
Return of capital ............................ —  —  —  (0.06) (0.05) —
Total distributions ............................ (0.21) (0.59) (0.40) (0.43) (0.50) (0.56)
Net asset value, end of period ................... $ 8.26  $ 8.46  $ 10.22  $ 9.02  $ 9.64  $ 9.76
Total Return
(c)
— — — — — —
Based on net asset value ....................... 0.27%
(d)
(11.94)% 18.06%
(e)
(1.91)% 4.19%
(e)
5.21%
Ratios to Average Net Assets
(f)
Total expenses ..............................
1.84%
(g)
1.80% 1.80% 1.80% 1.80% 1.90%
Total expenses after fees waived and/or reimbursed .....
1.65%
(g)
1.65% 1.65% 1.65% 1.65% 1.66%
Net investment income ........................
5.28%
(g)
4.00% 4.13% 4.79% 5.25% 5.42%
Supplemental Data
Net assets, end of period (000) ................... $ 32,667  $ 35,475  $ 46,242  $ 41,749  $ 36,992  $ 30,038
Portfolio turnover rate
(h)
......................... 28% 59% 77% 94% 69% 75%
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Portfolio turnover rate (including equity-linked notes) ....................... 94% 196% 180% 215% 180% 236%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Dynamic High Income Portfolio
Class K
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Net asset value, beginning of period ..............
$ 8.47  $ 10.24  $ 9.04  $ 9.66  $ 9.78  $ 9.83
Net investment income
(a)
......................
0.25  0.48  0.50  0.46  0.59  0.66
Net realized and unrealized gain (loss) .............
(0.20) (1.56) 1.20  (0.55) (0.11) (0.05)
Net increase (decrease) from investment operations ..... 0.05  (1.08) 1.70  (0.09) 0.48  0.61
Distributions
(b)
– – – – – –
From net investment income ...................
(0.25) (0.58) (0.50) (0.47) (0.55) (0.64)
From net realized gain ........................
—  (0.11) —  —  —  (0.02)
Return of capital ............................ —  —  —  (0.06) (0.05) —
Total distributions ............................ (0.25) (0.69) (0.50) (0.53) (0.60) (0.66)
Net asset value, end of period ................... $ 8.27  $ 8.47  $ 10.24  $ 9.04  $ 9.66  $ 9.78
Total Return
(c)
— — — — — —
Based on net asset value ....................... 0.80%
(d)
(11.09)% 19.27%
(e)
(0.87)% 5.28%
(e)
6.42%
Ratios to Average Net Assets
(f)
Total expenses ..............................
0.76%
(g)
0.72% 0.72% 0.82% 0.75% 0.85%
Total expenses after fees waived and/or reimbursed .....
0.60%
(g)
0.60% 0.60% 0.60% 0.59% 0.61%
Net investment income ........................
6.31%
(g)
5.05% 5.14% 5.05% 6.29% 6.78%
Supplemental Data
Net assets, end of period (000) ................... $ 198,666  $ 217,072  $ 263,934  $ 166,657  $ 2,619  $ 2,188
Portfolio turnover rate
(h)
......................... 28% 59% 77% 94% 69% 75%
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Portfolio turnover rate (including equity-linked notes) ....................... 94% 196% 180% 215% 180% 236%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Multi-Asset Income Portfolio
Institutional
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Net asset value, beginning of period ..............
$ 10.04  $ 11.54  $ 10.62  $ 10.85  $ 10.79  $ 11.06
Net investment income
(a)
......................
0.26  0.47  0.49  0.52  0.56  0.55
Net realized and unrealized gain (loss) .............
(0.06) (1.36) 0.91  (0.24) 0.05  (0.25)
Net increase (decrease) from investment operations ..... 0.20  (0.89) 1.40  0.28  0.61  0.30
Distributions
(b)
– – – – – –
From net investment income ...................
(0.27) (0.61) (0.48) (0.50) (0.54) (0.57)
Return of capital ............................ —  —  —  (0.01) (0.01) —
Total distributions ............................ (0.27) (0.61) (0.48) (0.51) (0.55) (0.57)
Net asset value, end of period ................... $ 9.97  $ 10.04  $ 11.54  $ 10.62  $ 10.85  $ 10.79
Total Return
(c)
— — — — — —
Based on net asset value ....................... 2.15%
(d)
(8.03)% 13.40%
(e)
2.66% 5.92%
(e)
2.75%
(e)
Ratios to Average Net Assets
(f)
Total expenses ..............................
0.66%
(g)
0.65% 0.65% 0.68% 0.66% 0.67%
Total expenses after fees waived and/or reimbursed .....
0.55%
(g)
0.55% 0.55% 0.55% 0.55% 0.55%
Net investment income ........................
5.43%
(g)
4.27% 4.36% 4.88% 5.24% 5.04%
Supplemental Data
Net assets, end of period (000) ................... $ 7,413,271  $ 8,470,092  $ 10,280,019  $ 9,311,984  $ 9,432,829  $ 9,354,503
Portfolio turnover rate
(h)
......................... 26% 57% 74% 86% 67% 61%
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Portfolio turnover rate (including equity-linked notes) ....................... 59% 130% 135% 148% 127% 140%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Multi-Asset Income Portfolio
Investor A
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Net asset value, beginning of period ..............
$ 10.03  $ 11.53  $ 10.61  $ 10.84  $ 10.78  $ 11.04
Net investment income
(a)
......................
0.25  0.44  0.46  0.49  0.53  0.52
Net realized and unrealized gain (loss) .............
(0.06) (1.36) 0.91  (0.24) 0.06  (0.24)
Net increase (decrease) from investment operations ..... 0.19  (0.92) 1.37  0.25  0.59  0.28
Distributions
(b)
– – – – – –
From net investment income ...................
(0.26) (0.58) (0.45) (0.47) (0.52) (0.54)
Return of capital ............................ —  —  —  (0.01) (0.01) —
Total distributions ............................ (0.26) (0.58) (0.45) (0.48) (0.53) (0.54)
Net asset value, end of period ................... $ 9.96  $ 10.03  $ 11.53  $ 10.61  $ 10.84  $ 10.78
Total Return
(c)
— — — — — —
Based on net asset value ....................... 2.02%
(d)
(8.27)% 13.13%
(e)
2.41% 5.65%
(e)
2.59%
(e)
Ratios to Average Net Assets
(f)
Total expenses ..............................
0.90%
(g)
0.89% 0.88% 0.90% 0.90% 0.91%
Total expenses after fees waived and/or reimbursed .....
0.80%
(g)
0.80% 0.80% 0.80% 0.80% 0.80%
Net investment income ........................
5.18%
(g)
4.03% 4.10% 4.64% 4.95% 4.79%
Supplemental Data
Net assets, end of period (000) ................... $ 4,408,480  $ 4,786,022  $ 5,383,460  $ 4,521,699  $ 4,109,096  $ 4,064,777
Portfolio turnover rate
(h)
......................... 26% 57% 74% 86% 67% 61%
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Portfolio turnover rate (including equity-linked notes) ....................... 59% 130% 135% 148% 127% 140%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Multi-Asset Income Portfolio
Investor C
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Net asset value, beginning of period ..............
$ 10.02  $ 11.51  $ 10.59  $ 10.82  $ 10.77  $ 11.03
Net investment income
(a)
......................
0.22  0.36  0.37  0.41  0.45  0.44
Net realized and unrealized gain (loss) .............
(0.07) (1.35) 0.91  (0.24) 0.05  (0.24)
Net increase (decrease) from investment operations ..... 0.15  (0.99) 1.28  0.17  0.50  0.20
Distributions
(b)
– – – – – –
From net investment income ...................
(0.22) (0.50) (0.36) (0.39) (0.44) (0.46)
Return of capital ............................ —  —  —  (0.01) (0.01) —
Total distributions ............................ (0.22) (0.50) (0.36) (0.40) (0.45) (0.46)
Net asset value, end of period ................... $ 9.95  $ 10.02  $ 11.51  $ 10.59  $ 10.82  $ 10.77
Total Return
(c)
— — — — — —
Based on net asset value ....................... 1.64%
(d)
(8.89)% 12.30%
(e)
1.64% 4.77%
(e)
1.83%
(e)
Ratios to Average Net Assets
(f)
Total expenses ..............................
1.67%
(g)
1.66% 1.65% 1.68% 1.67% 1.67%
Total expenses after fees waived and/or reimbursed .....
1.55%
(g)
1.55% 1.55% 1.55% 1.55% 1.55%
Net investment income ........................
4.43%
(g)
3.26% 3.36% 3.88% 4.24% 4.03%
Supplemental Data
Net assets, end of period (000) ................... $ 825,963  $ 1,010,613  $ 1,498,142  $ 1,757,991  $ 2,323,407  $ 2,651,775
Portfolio turnover rate
(h)
......................... 26% 57% 74% 86% 67% 61%
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Portfolio turnover rate (including equity-linked notes) ....................... 59% 130% 135% 148% 127% 140%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Multi-Asset Income Portfolio
Class K
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Net asset value, beginning of period ..............
$ 10.04  $ 11.53  $ 10.61  $ 10.84  $ 10.79  $ 11.05
Net investment income
(a)
......................
0.27  0.47  0.49  0.52  0.56  0.58
Net realized and unrealized gain (loss) .............
(0.07) (1.35) 0.91  (0.24) 0.05  (0.27)
Net increase (decrease) from investment operations ..... 0.20  (0.88) 1.40  0.28  0.61  0.31
Distributions
(b)
– – – – – –
From net investment income ...................
(0.27) (0.61) (0.48) (0.50) (0.55) (0.57)
Return of capital ............................ —  —  —  (0.01) (0.01) —
Total distributions ............................ (0.27) (0.61) (0.48) (0.51) (0.56) (0.57)
Net asset value, end of period ................... $ 9.97  $ 10.04  $ 11.53  $ 10.61  $ 10.84  $ 10.79
Total Return
(c)
— — — — — —
Based on net asset value ....................... 2.18%
(d)
(7.90)% 13.47%
(e)
2.71% 5.87%
(e)
2.90%
(e)
Ratios to Average Net Assets
(f)
Total expenses ..............................
0.60%
(g)
0.59% 0.58% 0.60% 0.60% 0.60%
Total expenses after fees waived and/or reimbursed .....
0.50%
(g)
0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income ........................
5.48%
(g)
4.34% 4.41% 4.93% 5.28% 5.37%
Supplemental Data
Net assets, end of period (000) ................... $ 955,993  $ 1,027,724  $ 1,109,227  $ 916,969  $ 760,635  $ 522,448
Portfolio turnover rate
(h)
......................... 26% 57% 74% 86% 67% 61%
Six Months
Ended
01/31/23
(unaudited)
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Year Ended
07/31/18
Portfolio turnover rate (including equity-linked notes) ....................... 59% 130% 135% 148% 127% 140%
See notes to financial statements.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the
Investor A Shares distribution and service plan).
(a)
 Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
 A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Multi-Asset Income does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of
Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.
Realized currency gains (losses) on foreign currency related transactions are reported as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. Multi-Asset Income has elected to treat realized gains (losses) from certain forward foreign currency exchange contracts as capital gain (loss) for U.S. federal income tax purposes.
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Dynamic High Income Portfolio ........................................ Dynamic High Income Diversified
BlackRock Multi-Asset Income Portfolio .......................................... Multi-Asset Income Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge ("CDSC")
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2023 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. Distributions from net investment income are declared daily and paid monthly.
Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with
U.S. federal income tax regulations, which may differ from U.S. GAAP .
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

As of January 31, 2023, certain investments of the Funds were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Equity-Linked Notes: Equity-linked notes seek to generate income and provide exposure to the performance of an underlying security, group of securities or exchange-
traded funds (the “underlying reference instrument”). In an equity-linked note, a fund purchases a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, a fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. A fund must rely on the creditworthiness of the issuer for its investment returns.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:
Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Multi-Asset Income CML La Quinta Resort, Term Loan ..................... $ 1,793,316 $ 1,793,316 $ 1,732,481 $ (60,835)
Multi-Asset Income CML Lake Tahoe Resort Hotel, Term Loan ................ 2,259,727 2,259,66 7 2,173,843 (85,824)
Multi-Asset Income CML Paradise Plaza, Term Loan ...................... 1,479,964 1,479,964 1,430,509 (49,455)
Multi-Asset Income CML ST Regis Aspen, Term Loan ...................... 1,209,200 1,204,363 1,159,811 (44,552)
Multi-Asset Income Houston Center, Term Loan .......................... 3,032,285 3,032,285 2,914,528 (117,757)
Multi-Asset Income Park Avenue Tower, Term Loan ....................... 1,004,357 1,004,357 981,660 (22,697)
Multi-Asset Income Sheraton Austin, Term Loan .......................... 2,908,763 2,908,763 2,800,325 (108,438)
Multi-Asset Income The Vinoy St. Petersburg, Term Loan ................... 644,771 641,547 619,949 (21,598)

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
As of period end, the following table is a summary of the Funds' securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net
Amount
Dynamic High Income
Morgan Stanley .............................. $ 552,143 $ (552,143) $ — $ —
Multi-Asset Income
BNP Paribas SA ............................. $ 44,045,416 $ (44,045,416) $ — $ —
Goldman Sachs & Co. LLC ...................... 77,188,713 (77,188,713) — —
Jefferies LLC ............................... 147,777 (147,777) — —
$ 121,381,906 $ (121,381,906) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in these tables. The total cash collateral received by each Fund is disclosed in the Funds'
Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that each Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
For such services, Dynamic High Income pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of Dynamic High
Income’s net assets:
For such services, Multi-Asset Income pays the Manager a monthly fee, based on the average daily net assets that are attributable to Multi-Asset Income’s direct investments in fixed-income and equity securities and instruments, including exchange-traded funds (“ETFs”) advised by the Manager or other investment advisers, other investments, and cash and cash equivalents (including money market funds, whether advised by the Manager or other investment advisers) and excludes investments in other BlackRock equity and/or fixed-income mutual funds, at the following annual rates:
With respect to each Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”), BlackRock (Singapore) Limited
(“BSL”) and BlackRock Asset Management North Asia Limited ("BAMNA") (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL, BSL and BAMNA for services they provide for that portion of each Fund for which BIL, BSL and BAMNA acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees: The Trust , on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended January 31, 2023, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager to provide administrative services. For these services, the
Manager receives an administration fee computed daily and payable monthly, based on a percentage of the aver age daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended January 31, 2023, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.60%
$1 billion - $3 billion ..................................................................................................... 0.56
$3 billion - $5 billion ..................................................................................................... 0.54
$5 billion - $10 billion .................................................................................................... 0.52
Greater than $10 billion ................................................................................................... 0.51
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.600%
$1 billion - $2 billion ..................................................................................................... 0.550
$2 billion - $3 billion ..................................................................................................... 0.525
Greater than $3 billion ................................................................................................... 0.500
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —%
Investor C ................................................................................................. 0.25 0.75
Fund Name Investor A Investor C Total
Dynamic High Income .............................................................................. $ 159,145 $ 164,711 $ 323,856
Multi-Asset Income ............................................................................... 5,613,184 4,451,288 10,064,472
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Fund Name Institutional Investor A Investor C Class K Total
Dynamic High Income ............................................................. $ 85,368 $ 12,732 $ 3,294 $ 20,038 $ 121,432
Multi-Asset Income .............................................................. 769,513 449,055 89,026 95,744 1,403,338

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  six months  ended January 31, 2023, the Funds  paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended January 31, 2023, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the six months ended January 31, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  six months ended  January 31, 2023, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund's
Investor A Shares as follows:
For the six months ended January 31, 2023, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”)
through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2023, the amounts waived were as follows:
With respect to Dynamic High Income, the Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund's assets invested in affiliated equity and fixed-income mutual funds and affiliated ETFs that have a contractual management fee through June 30, 2024. With respect to Multi-Asset Income, the
Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income ETFs that have a contractual management fee through June 30, 2024. The contractual agreements may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of
Operations. For the six months ended January 31, 2023, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name Institutional Investor A Total
Multi-Asset Income ................................................................................ $ 11,337 $ 4 $ 11,341
Fund Name Institutional Investor A Investor C Class K Total
Dynamic High Income ............................................................. $ 1,135 $ 1,042 $ 701 $ 313 $ 3,191
Multi-Asset Income .............................................................. 11,106 26,108 11,255 1,231 49,700
Fund Name Institutional Investor A Investor C Class K Total
Dynamic High Income ............................................................. $ 365,999 $ 34,678 $ 13,924 $ 4,413 $ 419,014
Multi-Asset Income .............................................................. 2,696,212 1,195,676 349,818 24,224 4,265,930
Fund Name Other Fees
Dynamic High Income ...................................................................................................... $ 3,017
Multi-Asset Income ....................................................................................................... 24,793
Fund Name Investor A Investor C
Dynamic High Income ........................................................................................... $ 2,986 $ 1,011
Multi-Asset Income ............................................................................................ 131,461 17,133
Fund Name Amounts Waived
Dynamic High Income .................................................................................................. $ 23,509
Multi-Asset Income ................................................................................................... 188,967
Fund Name Amount Waived
Dynamic High Income ...................................................................................................... $ 144,685
Multi-Asset Income ....................................................................................................... 1,317,249
Fund Name Institutional Investor A Investor C Class K
Dynamic High Income ................................................................... 0.65% 0.90% 1.65% 0.60%
Multi-Asset Income .................................................................... 0.55 0.80 1.55 0.50

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the
Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended January 31, 2023, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the six months ended January 31, 2023, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended January 31, 2023, each Fund paid BIM the following amounts for securities lending agent services:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC , each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Dynamic High Income is currently permitted to borrow and lend, and Multi-Asset Income is currently permitted to borrow under the Interfund Lending
Program.
Fund Name
Fees waived
and/or
Reimbursed
by the
Manager
Dynamic High Income ........................................................................................................ $ 665,962
Multi-Asset Income ......................................................................................................... 3,537,538
Fund Name/Share Class
Administration Fees
Waived by the Manager
- Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
Dynamic High Income
Institutional .................................................................................... $ 85,368 $ 153,17 3
Investor A ..................................................................................... 12, 68 1 2,879
Investor C ..................................................................................... 3,294 5,832
Class K ...................................................................................... 20,038 4,413
$ 12 1,38 1 $ 166,29 7
Multi-Asset Income
Institutional .................................................................................... 769,513 769,08 6
Investor A ..................................................................................... 445,261 74,947
Investor C ..................................................................................... 89,026 127,386
Class K ...................................................................................... 95,744 24,22 4
$ 1,399,544 $ 995,64 3
Fund Name Amounts
Dynamic High Income ...................................................................................................... $ 48,945
Multi-Asset Income ....................................................................................................... 465,788

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended January 31, 2023, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Funds ’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended January 31, 2023, the purchase and sale transactions and any net realized gains (losses)
with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended January 31, 2023, purchases and sales of investments, excluding short-term investments and equity linked notes, were as follows:
For the six months ended January 31, 2023, purchases and sales related to equity-linked notes were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of July 31, 2022, Multi-Asset Income had non-expiring capital loss carryforwards available to offset future realized capital gains of $958,817,120.
As of January 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), are a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Fund Name Purchases Sales
Net Realized
Loss
Dynamic High Income ................................................................... $ 55,653 $ 421,515 $ (884)
Multi-Asset Income .................................................................... 2,467,257 107,131,218 (7,957,765)
U.S. Government
Securities Other Securities
Fund Name Purchases Purchases Sales
Dynamic High Income ................................................................... $ 12,534,611 $ 243,276,261 $ 257,534,191
Multi-Asset Income .................................................................... 147,529,273 3,005,158,685 3,876,139,421
Fund Name Purchases Sales
Dynamic High Income ................................................................................... $ 803,456,944 $ 803,941,051
Multi-Asset Income .................................................................................... 4,661,006,924 4,898,625,004
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Dynamic High Income .............................................. $ 1,311,754,961 $ 40,509,297 $ (74,204,128) $ (33,694,831)
Multi-Asset Income ................................................ 14,498,751,265 522,941,032 (887,303,270) (364,362,238)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2023, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact certain Funds’ performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR. Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Six Months Ended
01/31/23
Year Ended
07/31/22
Fund Name/Share Class
Shares Amount Shares Amount
Dynamic High Income
Institutional
Shares sold ..........................................
18,576,506 $ 148,743,116 42,396,490 $ 398,538,767
Shares issued in reinvestment of distributions .....................
2,902,232 22,979,830 6,769,796 64,514,270
Shares redeemed ......................................
(28,022,079) (224,383,187) (40,355,392) (371,633,906)
(6,543,341) $ (52,660,241) 8,810,894 $ 91,419,131
Investor A
Shares sold and automatic conversion of shares ....................
3,679,804 $ 29,479,175 3,831,269 $ 36,485,419
Shares issued in reinvestment of distributions .....................
426,731 3,382,389 1,066,225 10,186,984
Shares redeemed ......................................
(3,753,365) (29,995,026) (5,937,578) (55,225,121)
353,170 $ 2,866,538 (1,040,084) $ (8,552,718)
Investor C
Shares sold ..........................................
250,125 $ 1,986,336 712,076 $ 6,989,387
Shares issued in reinvestment of distributions .....................
100,680 796,380 260,335 2,488,195
Shares redeemed and automatic conversion of shares ................
(588,113) (4,685,776) (1,303,608) (12,132,017)
(237,308) $ (1,903,060) (331,197) $ (2,654,435)
Class K
Shares sold ..........................................
693,352 $ 5,576,158 2,623,820 $ 25,248,655
Shares issued in reinvestment of distributions .....................
792,653 6,278,966 1,879,992 17,923,710
Shares redeemed ......................................
(3,083,624) (24,577,454) (4,670,862) (43,759,462)
(1,597,619) $ (12,722,330) (167,050) $ (587,097)
(8,025,098) $ (64,419,093) 7,272,563 $ 79,624,881
Multi-Asset Income
Institutional
Shares sold ..........................................
93,069,285 $ 900,816,421 184,386,912 $ 2,011,974,898
Shares issued in reinvestment of distributions .....................
20,188,532 193,549,576 44,512,743 485,392,730
Shares redeemed ......................................
(213,502,409) (2,052,570,502) (276,090,579) (2,966,159,500)
(100,244,592) $ (958,204,505) (47,190,924) $ (468,791,872)
Investor A
Shares sold and automatic conversion of shares ....................
33,341,887 $ 321,744,048 94,460,985 $ 1,036,572,115
Shares issued in reinvestment of distributions .....................
11,789,041 112,921,195 24,205,529 263,402,870
Shares redeemed ......................................
(79,790,665) (767,670,512) (108,458,282) (1,166,421,952)
(34,659,737) $ (333,005,269) 10,208,232 $ 133,553,033
Investor C
Shares sold ..........................................
1,819,543 $ 17,513,120 7,966,796 $ 88,232,008
Shares issued in reinvestment of distributions .....................
2,081,728 19,904,157 5,220,251 56,988,246
Shares redeemed and automatic conversion of shares ................
(21,775,297) (209,267,432) (42,417,048) (457,900,429)
(17,874,026) $ (171,850,155) (29,230,001) $ (312,680,175)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
As of January 31, 2023, BlackRock HoldCo 2, Inc., an affiliate of the Funds, owned 22,548 Class K Shares of Dynamic High Income.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Six Months Ended
01/31/23
Year Ended
07/31/22
Fund Name/Share Class
Shares Amount Shares Amount
Class K
Shares sold ..........................................
8,667,688 $ 83,042,369 26,749,257 $ 294,557,574
Shares issued in reinvestment of distributions .....................
2,756,055 26,412,614 5,615,627 61,056,440
Shares redeemed ......................................
(17,925,742) (172,334,795) (26,117,344) (280,245,468)
(6,501,999) $ (62,879,812) 6,247,540 $ 75,368,546
(159,280,354) $ (1,525,939,741) (59,965,153) $ (572,550,468)

Statement Regarding Liquidity Risk Management Program
2023
BlackRock Semi-Annual Report to Shareholders

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds II (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Dynamic High Income Portfolio and BlackRock Multi-Asset Income Portfolio (the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on November 8-9, 2022 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s
Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the
Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the
“Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
.
During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size utilized for liquidity classifications. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and
BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Additional Information

Additional Information
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

Additional Information
(continued)
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock (Singapore) Limited
079912 Singapore
BlackRock Asset Management North Asia Limited
Hong Kong
BlackRock International Limited
Edinburgh, EH3 8JB
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
AED United Arab Emirates Dirham
AUD Australian Do llar
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NZD New Zealand Dollar
SGD Singapore Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
DHIMAIP-1/23-SAR

Item 2 –  Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached

section302
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: March 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: March 24, 2023

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: March 24, 2023